As filed with the Securities and Exchange Commission on

                                 August 27, 2003
                                 ---------------

                              Registration No. 333-

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                                                                   --

                         PRE-EFFECTIVE AMENDMENT NO.____
                        POST-EFFECTIVE AMENDMENT NO. ____
                        (Check appropriate box or boxes)


                                FIFTH THIRD FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-282-5706
                        (Area Code and Telephone Number)

                                3435 STELZER ROAD
                               COLUMBUS, OH 43219
                    (Address of Principal Executive Offices)

                                 ---------------

                             ALAN G. PRIEST, ESQUIRE
                                ROPES & GRAY LLP
                               ONE FRANKLIN SQUARE
                       1301 K STREET, N.W., SUITE 800 EAST

                             WASHINGTON, D.C. 20005
                     (Name and address of Agent for Service)
                                 ---------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on September 11, 2003 pursuant to Rule 488.

Title of securities being offered: Units of beneficial interest.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                       COMBINED PROSPECTUS/PROXY STATEMENT

                        IMPORTANT SHAREHOLDER INFORMATION

                                FIFTH THIRD FUNDS
                       FIFTH THIRD INTERNATIONAL GDP FUND
                           FIFTH THIRD WORLDWIDE FUND

The document you hold in your hands contains your Combined Prospectus/Proxy Statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, you tell us how to vote on your behalf on important issues relating to your Fifth Third Fund. If you simply sign the proxy without specifying a vote, your shares will be voted in accordance with the recommendations of the Board of Trustees of Fifth Third Funds (the "Board" or "Trustees").

We urge you to spend a few minutes with the Combined Prospectus/Proxy Statement, fill out your proxy card, and return it to us (or vote by telephone or the Internet). By voting your proxy, and doing so promptly, you enable Fifth Third Funds to avoid conducting additional mailings.

Please take a few moments to exercise your right to vote. Thank you FIFTH THIRD FUNDS

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                       FIFTH THIRD INTERNATIONAL GDP FUND
                           FIFTH THIRD WORLDWIDE FUND
                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of the Fifth Third International GDP Fund and the Fifth Third Worldwide Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of the Fifth Third Funds, will be held at 3435 Stelzer Road, Columbus, Ohio 43219 on October 30, 2003 at 9:00 a.m. Eastern time, for the following purposes:

     1. To consider and act upon a Plan of Reorganization ("Reorganization Plan") adopted by Fifth Third Funds providing for the transfer of all of the assets of each of the International GDP Fund and the Worldwide Fund to the Fifth Third International Equity Fund ("International Equity Fund") in exchange for Institutional, Advisor*, Class A, Class B or Class C Shares (collectively, "Shares") of the International Equity Fund and the assumption by the International Equity Fund of all of the liabilities of each of the International GDP Fund and the Worldwide Fund, followed by the dissolution and liquidation of each of the International GDP Fund and the Worldwide Fund, and the distribution of Shares of the International Equity Fund to the shareholders of each of the International GDP Fund and the Worldwide Fund.

     2. To elect five Trustees to the Board (four of whom are current Trustees and one of whom is a nominee) to serve until their successors are elected and qualified;

     3.   To approve an Amended and Restated Declaration of Trust;

     4a. To approve a change to a fundamental investment limitation regarding inter-fund lending;

          [Proposal 4b is not included in the Combined Prospectus/Proxy Statement or the Proxy Statement that follows as that proposal does not relate to the International GDP Fund or the Worldwide Fund. Shareholders of other Fifth Third Funds will receive a separate document with that proposal.]

     5.   To approve an Amended and Restated Investment Advisory Contract;

     6a. To approve a change to a fundamental investment limitation regarding diversification; and

          [Proposal 6b is not included in the Combined Prospectus/Proxy Statement or the Proxy Statement that follows as that proposal does not relate to the International GDP Fund or the Worldwide Fund. Shareholders of other Fifth Third Funds will receive a separate document with that proposal.]

     7. To transact such other business as may properly come before the Meeting or any adjournment thereof.

Proposal 1, with respect to the proposed Reorganization Plan, is described in the attached Combined Prospectus/Proxy Statement. A copy of the Reorganization Plan is appended as Appendix A thereto. Proposals 2, 3, 4a, 5, 6a and 7 are described in the Proxy Statement following the Combined Prospectus/Proxy Statement. Regarding Proposals 3 and 5, copies of the Amended and Restated Declaration of Trust and the Amended and Restated Investment Advisory Contract are appended as Appendices B and C, respectively.

Pursuant to instructions of the Board of Trustees of Fifth Third Funds, the close of business on September 8, 2003, has been designated as the record date for determination of shareholders entitled to notice of, and to vote at, the Special Meeting.

Shareholders are requested to promptly vote by telephone or the Internet or to execute and return promptly in the enclosed envelope the accompanying proxy card which is being solicited by Fifth Third Funds' Board of Trustees. This is important to ensure a quorum at the special meeting. Proxies may be revoked at any time before they are exercised by submitting to Fifth Third Funds a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.

* Advisor shares of the International Equity Fund will be offered effective November 7, 2003.

                                                     By Order of the Trustees

                                                     /s/ Rodney L. Ruehle

                                                     Rodney L. Ruehle
                                                     Secretary
                                                     Fifth Third Funds

Columbus, Ohio
September 18, 2003

                               FIFTH THIRD FUNDS
                       FIFTH THIRD INTERNATIONAL GDP FUND
                           FIFTH THIRD WORLDWIDE FUND
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                               September 18, 2003

Dear Fifth Third International GDP Fund and Fifth Third Worldwide Fund
Shareholders:

Enclosed you will find several documents being provided to you in connection with a special meeting of the shareholders of the Fifth Third Funds (each, a "Fund" and collectively, the "Funds") to be held on October 30, 2003 at 9:00 a.m. at 3435 Stelzer Road, Columbus, Ohio 43219. We hope this material will receive your immediate attention and that, if you cannot attend the meeting in person, you will vote your proxy promptly.

Regarding Proposal 1, the Combined Prospectus/Proxy Statement constitutes the Proxy Statement of Fifth Third Funds for the meeting of shareholders of each of the Fifth Third International GDP Fund ("International GDP Fund") and the Fifth Third Worldwide Fund ("Worldwide Fund"). It also constitutes the Prospectus of the Fifth Third International Equity Fund ("International Equity Fund") which is to issue units of beneficial interest ("Shares") to be distributed to each of the International GDP Fund and Worldwide Fund shareholders in connection with the proposed reorganization of each of the International GDP Fund and Worldwide Fund with and into the International Equity Fund. The Board of Trustees of Fifth Third Funds (the "Board" or "Trustees") are recommending that shareholders of each of the International GDP Fund and Worldwide Fund approve a reorganization in which each of the International GDP Fund and Worldwide Fund will transfer all of its assets to the International Equity Fund in return for Institutional, Advisor*, Class A, Class B or Class C Shares of the International Equity Fund. At the same time, the International Equity Fund will assume all of the liabilities of each of the International GDP Fund and Worldwide Fund. After the transfer, Shares of the International Equity Fund will be distributed to the shareholders of each of the International GDP Fund and Worldwide Fund tax-free in liquidation of each of the International GDP Fund and Worldwide Fund. As a result of these transactions, Shares of each of the International GDP Fund and Worldwide Fund will, in effect, be exchanged at net asset value and on a tax-free basis for Shares of the International Equity Fund. This transaction will not result in recognition of any gain or loss for federal income tax purposes. Shareholders of each of the International GDP Fund and Worldwide Fund holding Institutional, Advisor, Class A, Class B or Class C Shares, will receive Institutional, Advisor*, Class A, Class B or Class C Shares, respectively, of the International Equity Fund.

Fifth Third Asset Management, Inc., the investment advisor to the Funds, has advised the Board that it believes that the above-described transaction offers the shareholders of each of the International GDP Fund and the Worldwide Fund enhanced investment management efficiencies, greater market leverage and market presence, economies of scale and exposure to Morgan Stanley Investment Management Inc.'s (the current sub-advisor to the International Equity Fund) investment expertise.

The Trustees believe that the proposed combination of each of the International GDP Fund and the Worldwide Fund with the International Equity Fund is in the best interests of each of the International GDP Fund, the Worldwide Fund and the International Equity Fund and its shareholders and recommend that you vote in favor of such proposal.

Regarding the Proxy Statement that follows the Combined Prospectus/Proxy Statement, Shareholders also will vote to elect five Trustees to the Board, to approve an Amended and Restated Declaration of Trust, to approve a change to a fundamental limitation regarding inter-fund lending, to approve an Amended and Restated Investment Advisory Contract, to approve a change to a fundamental investment limitation regarding diversification and to transact such other business as may properly come before the Meeting or any adjournment thereof.

While you are, of course, welcome to join us at the Meeting, most Shareholders cast their votes by filling out and signing the enclosed proxy card (or vote by telephone or the Internet). In order to conduct the Meeting, a majority of shares must be represented either in person or by proxy. Whether or not you plan to attend the Meeting, we need your vote. Please mark, sign, and date the enclosed proxy card and return it promptly in the enclosed, postage-paid envelope so that the maximum number of shares may be voted (or vote by telephone or the Internet).

The Notice of Special Meeting of shareholders, the accompanying Combined Prospectus/Proxy Statement, and the form of proxy are enclosed. Please read them carefully. If you are unable to attend the meeting in person, we urge you to sign, date, and return the proxy card (or vote by telephone or the Internet) so that your Shares may be voted in accordance with your instructions.

SINCE THE MEETING IS LESS THAN FIVE WEEKS AWAY, WE URGE YOU TO GIVE THE ENCLOSED MATERIAL YOUR PROMPT ATTENTION SO AS TO AVOID THE EXPENSE OF ADDITIONAL MAILINGS.

Your vote is important to us. Thank you for taking the time to consider this important proposal.

* Advisor shares of the International Equity Fund will be offered effective November 7, 2003.

                                                     Sincerely yours,

                                                     /s/ C. David Bunstine

                                                     C. David Bunstine
                                                     President
                                                     Fifth Third Funds

                               September 18, 2003

                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-282-5706

                       COMBINED PROSPECTUS/PROXY STATEMENT

This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the holders of units of beneficial interest ("Shares") of Fifth Third International GDP Fund ("International GDP Fund") and Fifth Third Worldwide Fund ("Worldwide Fund"), for use at a Special Meeting of shareholders to approve the reorganization of each of the International GDP Fund and Worldwide Fund with and into the Fifth Third International Equity Fund ("International Equity Fund", and together with the International GDP Fund and the Worldwide Fund, the "Funds"). International GDP Fund and Worldwide Fund shareholders of record on September 8, 2003 are entitled to receive notice of and to vote at the Special Meeting. The reorganization contemplates the transfer of all the assets and liabilities of each of the International GDP Fund and Worldwide Fund to the International Equity Fund (collectively, the "Funds") in exchange for Shares of the International Equity Fund, followed by the dissolution and liquidation of each of the International GDP Fund and Worldwide Fund, and the distribution of International Equity Fund Shares to shareholders of each of the International GDP Fund and Worldwide Fund (the "Transaction"). As a result of the Transaction, each shareholder of each of the International GDP Fund and Worldwide Fund will receive a number of full and fractional Shares of the International Equity Fund equal in value at the date of the exchange to the net asset value of each of the International GDP Fund and Worldwide Fund shares transferred by each shareholder to the International Equity Fund. The Transaction will not result in a recognition of any gain or loss for federal income tax purposes. International GDP Fund and Worldwide Fund shareholders holding Institutional, Advisor, Class A, Class B or Class C Shares, will receive Institutional, Advisor*, Class A, Class B or Class C Shares, respectively, of the International Equity Fund.

The International GDP Fund, Worldwide Fund and the International Equity Fund are portfolios ("series") of Fifth Third Funds, which is an open end management investment company consisting of 37 separate funds.

This Combined Prospectus/Proxy Statement explains concisely what you should know before investing in the International Equity Fund. Please read it carefully and keep it for future reference. The current Statement of Additional Information of Fifth Third Funds for the Funds dated November 30, 2002, as amended February 28, 2003 ("Fifth Third Statement of Additional Information"), has been filed with the Securities and Exchange Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. The Fifth Third Statement of Additional Information may be obtained, without charge, by writing to Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219 or by calling 1-800-282-5706. In addition, a Statement of Additional Information dated September 18, 2003, relating to the Transaction described in this Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is also incorporated by reference into this Combined Prospectus/Proxy Statement. Such Statement of Additional Information may be obtained, without charge, by writing Fifth Third Funds at the above-listed address or by calling 1-800-282-5706. Fifth Third Funds will furnish, without charge, a copy of the Annual Report dated July 31, 2002 and the Semi-Annual Report dated January 31, 2003 to a shareholder upon written request to Fifth Third Funds at the above-listed address or by calling 1-800-282-5706.

Investment Advisor-- Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

Investment Sub-Advisor - (International Equity Fund) Morgan Stanley Investment Management, Inc., 1221 Avenue of the Americas, New York, New York 10020.

Administrator - Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

Distributor - Fifth Third Funds Distributor, Inc, 3435 Stelzer Road, Columbus, Ohio 43219.

* Advisor shares of the International Equity Fund will be offered effective November 7, 2003.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK, ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT IN CONNECTION WITH THE OFFERING MADE BY THIS COMBINED PROSPECTUS/PROXY STATEMENT AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY FIFTH THIRD FUNDS. THIS COMBINED PROSPECTUS/PROXY STATEMENT DOES NOT CONSTITUTE AN OFFERING BY FIFTH THIRD FUNDS IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

September 18, 2003

                                TABLE OF CONTENTS

PROPOSAL (1) APPROVAL OF PLAN OF REORGANIZATION                                5

FEE TABLES                                                                     6

SYNOPSIS OF PROSPECTUS                                                         9

PRINCIPAL RISK FACTORS                                                        11

INFORMATION ABOUT THE TRANSACTION                                             12

VOTING INFORMATION                                                            44

INTEREST OF CERTAIN PERSON IN THE TRANSACTION                                 XX

PROPOSAL (2) ELECTION OF TRUSTEES                                             XX

PROPOSAL (3) APPROVAL OF AMENDED AND RESTATED DECLARATION OF TRUST            XX

PROPOSAL (4a) APPROVAL OF CHANGE TO INVESTMENT LIMITATION (INTERFUND LENDING) XX

PROPOSAL (5) APPROVAL OF AMENDED AND RESTATED INVESTMENT ADVISORY CONTRACT    XX

PROPOSAL (6a) APPROVAL OF CHANGE TO INVESTMENT LIMITATION (DIVERSIFICATION)   XX

PROPOSAL (7) APPROVAL OF OTHER MATTERS                                        XX

                                  PROPOSAL (1)

                                   APPROVAL OF
                             PLAN OF REORGANIZATION

At a meeting held on August 12, 2003, the Trustees unanimously approved a Plan of Reorganization ("Reorganization Plan") pursuant to which each of the International GDP Fund and the Worldwide Fund would be merged with and into the International Equity Fund on or about November 10, 2003 ("the Exchange Date"). On the Exchange Date, each of the International GDP Fund and the Worldwide Fund will transfer all of its assets and liabilities to the International Equity Fund in exchange for Shares of the International Equity Fund having an aggregate net asset value equal to the aggregate value of the net assets acquired from each of the International GDP Fund and the Worldwide Fund. The assets and liabilities of each of the International GDP Fund and the Worldwide Fund and the International Equity Fund will be valued as of the close of trading on the New York Stock Exchange on the business day preceding the Exchange Date. Following the transfer, each of the International GDP Fund and the Worldwide Fund will be dissolved and Shares of the International Equity Fund received by each of the International GDP Fund and the Worldwide Fund will be distributed to each of the International GDP Fund and the Worldwide Fund shareholders in liquidation of each of the International GDP Fund and the Worldwide Fund. As a result of the proposed Transaction, shareholders of each of the International GDP Fund and the Worldwide Fund will receive a number of full and fractional Shares equal in value at the date of the exc{ hange to the value of the net assets of each of the International GDP Fund and the Worldwide Fund transferred to the International Equity Fund attributable to the shareholder (based on the proportion of the outstanding Shares of each of the International GDP Fund and the Worldwide Fund owned at the time by the shareholder). The Transaction will not result in any gain or loss for federal income tax purposes. All International GDP Fund and Worldwide Fund shareholders will receive Shares of the Fifth Third class (Institutional, Advisor*, Class A, Class B or Class C) that corresponds to the class of International GDP Fund and Worldwide Fund Shares that they hold (Institutional, Advisor, Class A, Class B or Class C, respectively).

For the reasons set forth below under "Reasons for the Proposed Reorganization," the Trustees, including Trustees who are not "interested persons" of Fifth Third Funds as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), unanimously concluded that participation in the proposed Transaction is in the best interests of each of the International GDP Fund, the Worldwide Fund, the International Equity Fund and their respective existing shareholders. In reaching this conclusion, the Trustees considered, among other things:

     (1) the compatibility of the objectives, strategies, restrictions and investment portfolios of the International Equity Fund with those of each of the International GDP Fund and the Worldwide Fund;
     (2) the qualifications and experience of Fifth Third Asset Management, Inc. and Morgan Stanley Investment Management, Inc. and the performance history of the International GDP Fund, the Worldwide Fund and the International Equity Fund;
     (3) the investment management efficiencies that may be gained and the potential economies of scale which could be realized;
     (4) the continuation of all shareholder services currently provided to shareholders of each of the International GDP Fund and the Worldwide Fund;
     (5) the projected expense ratios and shareholder fees of the International Equity Fund compared to each of the International GDP Fund and the Worldwide Fund;
     (6) the impact of any fees and expenses of the Transaction that will be borne directly or indirectly by the International GDP Fund, the Worldwide Fund and the International Equity Fund;
     (7) the fact that the Transaction will not result in a recognition of any gain or loss for federal income tax purposes;
     (8) the fact that the potential benefits of the Transaction will outweigh any negative potential direct or indirect Federal income tax consequences of the Transaction to the shareholders of each of the International GDP Fund and the Worldwide Fund;
     (9) that the economic interests of shareholders of each of the International GDP Fund, the Worldwide Fund and the International Equity Fund will not be diluted as a result of the proposed Transaction; and
     (10) the recommendation of Fifth Third Asset Management, Inc. in favor of the Transaction.

International GDP Fund and Worldwide Fund shareholders who do not wish to be reorganized into the International Equity Fund and have their Fund shares exchanged for shares of the International Equity Fund should redeem their shares prior to the consummation of the reorganization. If you redeem your shares you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

* Advisor shares of the International Equity Fund will be offered effective November 7, 2003.

                                    FEE TABLE

A fee table showing the current fees as of July 31, 2002 for each Fund, as well as the pro forma fees annualized after the reorganization and after fee waivers and/or expense reimbursement, are below.

                                                  FIFTH THIRD INTERNATIONAL GDP FUND          FIFTH THIRD WORLDWIDE FUND5

                                           Institutional Class A     Class B     Class C  Institutional Advisor     Class C
Shareholder Fees (fees paid
directly from your investment)


Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                  None       5.00%       None        None        None       None        None
Maximum Sales Charge on Reinvested Dividends   None       None        None        None        None       None        None
Maximum Deferred Sales Load                    None       None        5.00%2      1.00%4      None       None        1.00%4

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

Management Fees                                0.75%      0.75%       0.75%       0.75%       1.00%      1.00%       1.00%
Distribution/Service (12b-1) Fees              None       0.25%       1.00%       0.75%       None       0.50%       0.75%
Other Expenses                                 0.31%      0.31%       0.29%       0.48%       0.70%      0.66%       1.07%
Total Annual Fund Operating Expenses           1.06%1     1.31%1      2.04%3      1.98%3      1.70%1     2.16%1      2.82%3

1 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the International GDP Fund to 1.01% for Institutional shares and to 1.26% for Class A shares and for the Worldwide Fund to 1.44% for Institutional shares and to 1.94% for Advisor shares. These waivers and expense reimbursements will remain in effect until April 2, 2003 for the International GDP Fund and until November 30, 2003 for the Worldwide Fund. After April 2, 2003, the Fund's Advisor, Distributor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the International GDP Fund to 1.01% for Institutional shares and to 1.26% for Class A shares. These waivers and expense reimbursements may be discontinued at any time.

2 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

3 The Fund's Advisor, Distributor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the International GDP Fund to 2.00% for Class B shares and 1.98% for Class C shares and for the Worldwide Fund to 2.45% for Class C shares. These waivers and/or expense reimbursements may be discontinued at any time.

4 The CDSC for Class C Shares of 1.00% applies to shares redeemed within the first year of purchase.

5 In addition to the expenses shown above, if you buy and hold shares of the Worldwide Fund you will indirectly bear your pro rata share of the fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the underlying funds. Expenses shown do not include expenses of the underlying funds in which the Fund invests.

                                          FIFTH THIRD INTERNATIONAL EQUITY FUND                        PRO FORMA
                                                                                         FIFTH THIRD INTERNATIONAL EQUITY FUND

                                Institutional Advisor*  Class A  Class B  Class C  Institutional Advisor  Class A   Class B  Class C
Shareholder Fees (fees paid
directly from your investment)


Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)       None     None         5.00%    None     None        None     None       5.00%     None    None
Maximum Sales Charge on
  Reinvested Dividends              None     None         None     None     None        None     None       None      None    None
Maximum Deferred Sales Load         None     None         None     5.00%1   1.00%2      None     None       None      5.00%1  1.00%2

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

Management Fees                     1.00%    1.00%        1.00%    1.00%    1.00%       1.00%    1.00%      1.00%     1.00%   1.00%
Distribution/Service (12b-1) Fees   None     0.50%        0.25%    1.00%    0.75%       None     0.50%      0.25%     1.00%   0.75%
Other Expenses                      0.38%    0.38%        0.37%    0.38%    0.63%       0.36%    0.36%      0.36%     0.36%   0.61%
Total Annual Fund
  Operating Expenses                1.38%    1.88%        1.62%    2.38%    2.38%       1.35%    1.86%      1.60%     2.36%   2.36%
Fee Waiver and/or Expense
  Reimbursement                       --       --           --       --       --        0.01%3   0.01%3     0.01%3    0.01%3  0.01%3
Net Expenses                          --       --           --       --       --        1.35%    1.85%      1.60%     2.35%   2.35%

* Advisor shares of the International Equity Fund will be offered effective November 7, 2003.

1 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2 The CDSC for Class C Shares of 1.00% applies to shares redeemed within the first year of purchase.

3 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the International Equity Fund to 1.35% for Institutional shares, 1.85% for Advisor shares, 1.60% for Class A shares and to 2.35% for Class B and Class C shares. These waivers and expense reimbursements will remain in effect until November 30, 2005. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

EXAMPLE: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                     1 Year          3 Years          5 Years          10 Years
                                                     ------          -------          -------          --------
Fifth Third International GDP Fund
      Institutional Shares                            $108             $337              $585            $1,294
      Class A Shares                                  $627             $894            $1,182            $2,000
      Class B Shares
            Assuming Redemption                       $707             $940            $1,298            $2,181
            Assuming No Redemption                    $207             $640            $1,098            $2,181
      Class C Shares
            Assuming Redemption                       $301             $621            $1,068            $2,306
            Assuming No Redemption                    $201             $621            $1,068            $2,306

Fifth Third Worldwide Fund
      Institutional Shares                            $147             $510              $899            $1,987
      Advisor Shares                                  $197             $655            $1,139            $2,476
      Class C Shares
            Assuming Redemption                       $385             $874            $1,489            $3,147
            Assuming No Redemption                    $285             $874            $1,489            $3,147

Fifth Third International Equity Fund
      Institutional Shares                            $140             $437              $755            $1,657
      Advisor Shares                                  $191             $591            $1,016            $2,201
      Class A Shares                                  $657             $986            $1,337            $2,326
      Class B Shares
            Assuming Redemption                       $741           $1,042            $1,470            $2,527
            Assuming No Redemption                    $241             $742            $1,270            $2,527
      Class C Shares
            Assuming Redemption                       $341             $742            $1,270            $2,716
            Assuming No Redemption                    $241             $742            $1,270            $2,716

Fifth Third International Equity Fund Pro Forma
      Institutional Shares                            $137             $429              $743            $1,633
      Advisor Shares                                  $188             $583            $1,004            $2,178
      Class A Shares                                  $655             $981            $1,330            $2,314
      Class B Shares
            Assuming Redemption                       $738           $1,034            $1,459            $2,508
            Assuming No Redemption                    $238             $734            $1,259            $2,508
      Class C Shares
            Assuming Redemption                       $338             $734            $1,259            $2,695
            Assuming No Redemption                    $238             $734            $1,259            $2,695

                                    SYNOPSIS

Summary. The following is a synopsis of certain information relating to the Transaction and is qualified by reference to the more complete information contained in this Combined Prospectus/Proxy Statement, the Fifth Third Statement of Additional Information, and the Appendix attached hereto.

Key Features of Transaction. The shareholders of each of the International GDP Fund and the Worldwide Fund are being asked to approve or disapprove the Plan of Reorganization adopted by the Trustees dated as of August 12, 2003 (the "Reorganization Plan"), a copy of which is attached to this Combined Prospectus/Proxy Statement as Appendix A. The Reorganization Plan provides, among other things, for the transfer of all of the assets of each of the International GDP Fund and the Worldwide Fund to the International Equity Fund in exchange for the assumption by the International Equity Fund of all of the liabilities of each of the International GDP Fund and the Worldwide Fund and for a number of Shares of the designated class calculated based on the value of the net assets of each of the International GDP Fund and the Worldwide Fund acquired by the International Equity Fund and the net asset value per Share of the International Equity Fund, all as more fully described below under "Information about the Reorganization." After receipt of Shares, each of the International GDP Fund and the Worldwide Fund will dissolve, distributing the Shares to its shareholders in complete liquidation, and each of the International GDP Fund and the Worldwide Fund will be terminated. Prior to the date of such transfer (the "Exchange Date"), each of the International GDP Fund and the Worldwide Fund will declare a distribution to its shareholders which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), if any, and net realized capital gains, if any, through the Exchange Date.

At a meeting held on August 12, 2003, the Trustees, including the independent Trustees, voted unanimously to approve the Transaction and to recommend that shareholders of each of the International GDP Fund and the Worldwide Fund also approve the Transaction. Approval of the Reorganization Plan requires the affirmative vote of a majority of votes cast by each of the International GDP Fund and the Worldwide Fund.

A shareholder of the International GDP Fund or the Worldwide Fund objecting to the proposed Transaction is not entitled under either Massachusetts law or Fifth Third Funds' Declaration of Trust to demand payment for or an appraisal of his or her particular Shares if the Transaction is consummated over his or her objection. However, Shares of each of the International GDP Fund and the Worldwide Fund are redeemable for cash at their net asset value on days on which the New York Stock Exchange is open for regular trading. If you redeem your Shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the Shares and the amount you receive for them.

In the event that this proposal is not approved by the shareholders of each of the International GDP Fund and the Worldwide Fund, such Fund will continue to be managed as a separate fund in accordance with its current investment objectives and policies, and the Trustees of the Fifth Third Funds may consider alternatives in the best interests of the shareholders. However, if approval of the Reorganization Plan is obtained, the reorganization of each of the International GDP Fund and the Worldwide Fund will be consummated.

Comparison. Below is a brief comparison of the principal investment objectives and strategies of each of the International GDP Fund and the Worldwide Fund to the International Equity Fund. The following discussion is qualified in its entirety by the disclosure on such subjects contained in this Combined Prospectus/Proxy Statement and the Fifth Third Statement of Additional Information. For a full and detailed description of permitted investments, see such applicable document.

The proposed reorganization may result in higher than normal portfolio turnover.

Fundamental Objective.

Each of the International GDP Fund and International Equity Fund seeks long-term capital appreciation. The Worldwide Fund seeks a high level of total return (using a combination of capital appreciation and income) consistent with reasonable risk.

Principal Investment Strategies.

International GDP Fund. Under normal circumstances, the Fund invests at least 65% of its total assets in the common and preferred stocks of companies located in at least three countries in Europe, Australia and the Pacific Rim. The Advisor considers the size and growth of a country's Gross Domestic Product and market capitalization relative to other countries when determining region and country allocations among Europe, Australia and the Pacific Rim. Allocation among companies is determined based on a stock's attractiveness, industry attractiveness, and stock market capitalization. Stocks are selected from the countries represented in the Morgan Stanley Capital International Europe, Australasia, and Far East Equity Index(R) (the "EAFE Index")*. The allocation of Fund assets may shift from time to time from countries that the Fund considers overvalued to countries that it considers undervalued. Although the Fund seeks to equal or exceed the return of the EAFE Index, the Fund may invest its assets in proportions that differ from this index. The Fund is not, therefore, an "index" fund, which typically holds securities in the index it attempts to replicate. The Fund may at times invest more than 25% of its total assets in a particular country. When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Worldwide Fund. Under normal circumstances, the Fund invests primarily in other mutual funds that invest in equity securities on a domestic, international and/or global basis. The Fund will structure its portfolio of mutual funds by
(i) identifying certain global investment themes (for example, global telecommunication or emerging markets) which are expected to provide a favorable return over the next six to twelve months and (ii) selecting one or more mutual funds with management styles (for example, value vs. growth or large cap vs. small cap) or investment concentrations which represent each theme. As market conditions change, the Fund will exit those investment themes which appear to have run their course and replace them with more attractive opportunities. The Fund also will look for opportunities caused by market-moving events (such as political events, currency devaluations and natural disasters) that cause a disequilibrium between securities prices and their underlying intrinsic values. The Fund may invest in index funds and/or leveraged index funds when the Advisor believes that equity prices in general are likely to rise in the near term. Leveraged funds attempt to magnify the results of an investment through the investment in futures contracts and options on securities, future contracts, and stock indices. For example, a leveraged index fund may perform (increase or decrease) at 150% of the index's performance to which it was correlated. Investments in index funds and leveraged index funds are designed to allow the Fund to seek to profit from anticipated increases in the indexes to which such funds generally are correlated. The Fund may invest in bear funds and/or leveraged bear funds when the Advisor believes that equity prices in general are likely to decline in the near term. A bear fund has an inverse relationship to the general market and seeks capital appreciation when the market is overvalued. Investments in bear funds and leveraged bear funds are designed to allow the Fund to seek profit from anticipated decreases in the indexes to which such funds generally are inversely correlated. Leveraged bear funds attempt to magnify the results of a regular bear fund. For example, a leveraged bear fund may perform (increase or decrease) at 150% of a regular bear fund. When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective. Because the Fund reallocates fund investments across potentially numerous asset subclasses as evolving economic and financial conditions warrant, the portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover may result in high amounts of realized capital gain that, when distributed to shareholders, is subject to the payment of taxes by shareholders (at ordinary income rates, in the case of short-term capital gain of the Fund).

International Equity Fund. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S. The Fund uses a top-down strategy of selecting securities in its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation, (ii) fundamental change, and (iii) market momentum/technicals. Valuation factors include price/book values and price/cash earnings. Fundamental change factors include incremental shifts in economic growth, interest rates, the political, social, business, and regulatory environment, and monetary and fiscal policy. Market momentum/technical factors include market capitalization, liquidity, volatility, and investor sentiment. The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the Morgan Stanley Capital International Europe, Australasia, and Far East Index(R) (the "EAFE Index").* Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country or sector, the Fund invests in "baskets" of common stocks and other equity securities. By investing in these "baskets," the Fund generally attempts to replicate a broad market index (which is usually the Morgan Stanley Capital International Index or other index for a specific country or sector) in order to track the underlying performance of that index. Because the Fund employs a top-down strategy, the portfolio construction does not lend itself to individual stock selection. When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

* "EAFE Index" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

Distribution, Purchase and Redemption Procedures and Exchange Rights. Distribution, purchase and redemption procedures and exchange rights are identical for each Fund.

Federal Tax Considerations. For Federal income tax purposes, the Transaction will constitute a tax-free reorganization. Accordingly, the Transaction will not result in the recognition of gain or loss for Federal income tax purposes for any of the Funds or the shareholders of any Fund, and the aggregate tax basis of the International Equity Fund shares received by a shareholder of the International GDP Fund or Worldwide Fund will equal the aggregate tax basis of the shareholder's International GDP Fund or Worldwide Fund Shares.

A portion of the portfolio assets of the International GDP Fund and the Worldwide Fund may be sold in connection with the Transaction. Any capital gains recognized in these sales, if any, will be distributed to the selling Fund's shareholders as capital gain dividends (to the extent of net capital gains) and/or ordinary dividends (to the extent of net short-term capital gains) during or with respect to the year of sale, and such distributions in general will be taxable to shareholders.

For more information about the federal income tax consequences of the Transaction, see "Information About the Transaction--Federal Income Tax Consequences" below.

                             PRINCIPAL RISK FACTORS

International GDP Fund and International Equity Fund. The principal risks of investing in the Funds include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance. Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized, and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Funds invest in those kinds of stocks or in those areas, they will be exposed to the risks associated with those kinds of investments.

The International GDP Fund may invest more than 25% of its assets in a particular foreign country. A concentration of investments in any one country could expose the Fund to increased risk due to changes in the economic or political environment within that country.

Worldwide Fund. The principal risks of investing in the Fund include the risks of investing in other funds which have substantial investments in foreign markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. If these factors cause the net asset values of the underlying funds to decline, the Fund's share price will decline. Because the Fund primarily invests in other mutual funds which invest in equity securities, the Fund is subject to the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. The Fund may invest in index funds or leveraged funds. If equity prices generally decline while the Fund is invested in an index fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged index fund or funds. The Fund may also invest in bear funds or leveraged bear funds. If equity prices generally rise while the Fund is invested in a bear fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged bear fund or funds. The Fund may invest in a manner that anticipates market trends and market-moving events. For example, the Fund may invest in index and leveraged index funds when the Advisor expects the market to increase and invest in bear and leveraged bear funds when the market is anticipated to decrease. These techniques may produce substantial losses where the market behaves in a manner contrary to the Advisor's expectations. The portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover may result in high amounts of realized investment gain subject to the payment of taxes by shareholders. An investor in the Fund will bear not only his proportionate share of the expenses of the Fund, but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses, and other miscellaneous expenses.

                        INFORMATION ABOUT THE TRANSACTION

Reorganization Plan; Securities. The proposed Reorganization Plan provides that the International Equity Fund will acquire all of the assets of each of the International GDP Fund and the Worldwide Fund in exchange for the assumption by the International Equity Fund of all of the liabilities of each of the International GDP Fund and the Worldwide Fund and for Shares all as of the Exchange Date (defined in the Reorganization Plan to be on or about November 10, 2003, or such other date as determined by the Trustees.) The following discussion of the Reorganization Plan is qualified in its entirety by the full text of the Reorganization Plan, which is attached as Appendix A to this Combined Prospectus/Proxy Statement.

As a result of the Transaction, each shareholder of each of the International GDP Fund and the Worldwide Fund will receive that number of full and fractional Shares equal in value at the Exchange Date to the value of the portion of the net assets of each of the International GDP Fund and the Worldwide Fund transferred to the International Equity Fund attributable to the shareholder (based on the proportion of the outstanding Shares of each of the International GDP Fund and the Worldwide Fund owned by the shareholder as of the valuation time). The portfolio securities of each of the International GDP Fund and the Worldwide Fund will be valued in accordance with the generally employed valuation procedures of Fifth Third Funds. The reorganization is being accounted for as a tax-free business combination. At a meeting held on August 12, 2003, all of the Trustees, including the Independent Trustees, unanimously determined that the reorganization would be in the best interests of each of the International GDP Fund, the Worldwide Fund and the International Equity Fund and existing shareholders and that the economic interests of their existing shareholders would not be diluted as a result of effecting the reorganization.

Immediately following the Exchange Date, each of the International GDP Fund and the Worldwide Fund will distribute pro rata to its shareholders of record as of the close of business on the Exchange Date the full and fractional Shares received by it, and each of the International GDP Fund and the Worldwide Fund will be liquidated and dissolved. Such liquidation and distribution will be accomplished by the establishment of accounts on the Share records of the International Equity Fund in the name of such International GDP Fund's and Worldwide Fund's shareholders, each account representing the respective number of full and fractional Shares due such shareholder. All International GDP Fund and Worldwide Fund shareholders will receive Shares of the Fifth Third class (Institutional, Advisor*, Class A, Class B or Class C) that corresponds to the Class of each of the International GDP Fund and the Worldwide Fund that they hold (Institutional, Advisor, Class A, Class B or Class C, respectively).

The consummation of the reorganization is subject to the conditions set forth in the Reorganization Plan. The Reorganization Plan may be terminated and the reorganization abandoned at any time, before or after approval by the shareholders, prior to the Exchange Date by consent of Fifth Third Funds or, if any condition set forth in the Reorganization Plan has not been fulfilled and has not been waived by the party entitled to its benefits, by such party. If the reorganization is approved, International GDP Fund and Worldwide Fund shareholders who do not wish to have their Fund Shares exchanged for Shares of the International Equity Fund should redeem their shares prior to consummation of the reorganization. If you redeem your Shares you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you received for them.

Other than accounting fees, all fees and expenses incurred by each of International GDP Fund, Worldwide Fund and/or International Equity Fund as a direct result of the transaction contemplated by this Plan, will be borne by Fifth Third Bank and/or Fifth Third Asset Management, Inc., including the costs of proxy materials, proxy solicitations and legal expenses. Fees and expenses not incurred directly in connection with the consummation of the Transaction will be paid by the party directly incurring such expenses, and such fees and expenses will be paid by the party directly incurring such expenses if and to the extent that payment by the other party would result in the disqualification of the International Equity Fund or each of the International GDP Fund and the Worldwide Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code.

The Board has determined that the interests of the existing shareholders of each of the International GDP Fund, the Worldwide Fund and the International Equity Fund will not be diluted as a result of the Transaction. Full and fractional Shares will be issued to each of the International GDP Fund and the Worldwide Fund's shareholders in accordance with the procedure under the Reorganization Plan as described above. Each International Equity Fund Share will be fully paid and nonassessable when issued, will be transferable without restriction, and will have no preemptive or conversion rights.

Fifth Third Funds' Declaration of Trust permits Fifth Third Funds to divide its Shares of any series, without shareholder approval, into one or more classes of Shares having such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the classes, and other matters as the Trustees have authorized, provided that each Share of a class shall represent an equal proportionate interest in the assets and liabilities of the class with each other Share of the same class, none having priority or preference over another. Shares of certain of the Fifth Third Funds are currently divided into five classes: Class A, Class B, Class C, Advisor and Institutional Shares. Institutional, Advisor*, Class A, Class B or Class C Shares will be distributed as applicable by Fifth Third Funds in connection with the Transaction. Upon consummation of the Transaction, International GDP Fund and Worldwide Fund shareholders holding Institutional, Advisor, Class A, Class B or Class C Shares, will receive Institutional, Advisor*, Class A, Class B or Class C Shares, respectively, of the International Equity Fund.

Under Massachusetts law, Fifth Third Funds' shareholders, could, under certain circumstances, be held personally liable for the obligations of Fifth Third Funds. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of Fifth Third Funds. The Declaration of Trust provides for indemnification out of Fifth Third Funds property for all loss and expense of any shareholder held personally liable for the obligations of Fifth Third Funds. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Fifth Third Funds would be unable to meet its obligations. The likelihood of such circumstances is remote.

* Advisor shares of the International Equity Fund will be offered effective November 7, 2003.

Reasons For The Proposed Reorganization. A meeting was held on August 12, 2003, for the Fifth Third Funds' Trustees, at which meeting all of the Trustees, including the Independent Trustees, unanimously determined that the reorganization would be in the best interests of existing shareholders of the International GDP Fund, the Worldwide Fund and the International Equity Fund. The Trustees also unanimously determined that the economic interests of such shareholders would not be diluted as a result of effecting the reorganization. At this same meeting, all of the Trustees, including the Independent Trustees, unanimously adopted the Reorganization Plan and recommended approval of the reorganization.

In electing to approve the reorganization and recommend it to shareholders of each of the International GDP Fund and the Worldwide Fund, the Trustees acted upon information provided to them, indicating that the proposed Transaction would operate in the best interests of each of the International GDP Fund, the Worldwide Fund and International Equity Fund shareholders. In particular, the Trustees considered the following details:

     (1) The compatibility of the objectives, strategies, restrictions and investment portfolios of the International Equity Fund with those of each of the International GDP Fund and the Worldwide Fund.

          As discussed under the "Synopsis," the International GDP Fund and the International Equity Fund share an identical fundamental investment objective and the Worldwide Fund and the International Equity Fund have similar fundamental investment objectives. The International GDP Fund and the International Equity Fund also share similar investment strategies. The investment strategies of the Worldwide Fund and the International Equity Fund, in practice, lead to the selection of some similar investments (although the Worldwide Fund makes its investments by investing in other mutual funds). The International GDP Fund and the Worldwide Fund share many similar investment restrictions with the International Equity Fund.

          The Trustees considered the overlap in the portfolio holdings of the International GDP Fund and the International Equity Fund and considered that there is no overlap in the portfolio holdings of the Worldwide Fund and the International Equity Fund, due to the fact that the Worldwide Fund only invests in other mutual funds. Fifth Third Asset Management, Inc. advised the Trustees and the Trustees came to the conclusion that the objectives, strategies, restrictions and investment portfolios of the International Equity Fund are compatible with those of each of the International GDP Fund and the Worldwide Fund.

     (2) The qualifications and experience of Fifth Third Asset Management, Inc. and Morgan Stanley Investment Management, Inc. and the performance history of the International GDP Fund, the Worldwide Fund and the International Equity Fund.

          The proposed Transaction will allow the portfolio management structure to be streamlined while also providing the benefit of services from two investment advisory organizations. Fifth Third Asset Management, Inc. will continue to provide investment management oversight to the International Equity Fund as the Fund's investment advisor and Morgan Stanley Investment Management, Inc. will continue to serve as the Sub-Advisor to the International Equity Fund. The Trustees considered the benefits that this arrangement will provide to shareholders of the International GDP Fund and the Worldwide Fund including exposure to Morgan Stanley Investment Management, Inc.'s expertise in managing international assets.

          David C. Eder* and Ann Thivierge** will continue as co-portfolio managers of the International Equity Fund.

          *David C. Eder has been the co-portfolio manager of the International Equity Fund since January, 2002. Mr. Eder has over eight years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and MBA from Western Michigan University in April 1998.

          **Ann Thivierge has served as co-portfolio manager for the International Equity Fund since 1995. She joined Morgan Stanley Investment Management, Inc. in 1986 and is a Managing Director. She has been a member of MSIM's asset allocation committee for eight years. She received a BA from James Madison College, Michigan State University in International Relations and received her MBA from New York University in Finance.

          The Trustees reviewed and compared the performance history of the International GDP Fund, the Worldwide Fund and the International Equity Fund. The performance history of the International Equity Fund generally compares favorable to the performance history of the International GDP Fund. The performance history of the International Equity Fund generally does not compare favorable to the performance history of the Worldwide Fund. However, Fifth Third Asset Management, Inc. informed the Board of the volatility and overall risk level of each of the Funds, demonstrating the higher volatility and risk attributable to the Worldwide Fund.

     (3) The investment management efficiencies that may be gained and the potential economies of scale which could be realized.

          The proposed Transaction will allow the portfolio management structure to be streamlined while also providing the benefit of services from two investment advisory organizations. Fifth Third Asset Management, Inc. will continue to provide investment management oversight to the International Equity Fund as the Fund's investment advisor and Morgan Stanley Investment Management, Inc. will continue to serve as the Sub-Advisor to the International Equity Fund. The Trustees considered the benefits that this arrangement will provide to shareholders of the International GDP Fund and the Worldwide Fund including exposure to Morgan Stanley Investment Management, Inc. expertise in managing international assets.

          The Trustees considered the lack of adequate shareholder demand, the severe asset decline and the heavy shareholder redemption activity among the International GDP Fund and the Worldwide Fund while considering the investment similarities among the International GDP Fund, the Worldwide Fund and the International Equity Fund. As of June 30, 2003, the International Equity Fund had total assets of approximately $163,544,020 compared with approximately $204,032,072 and $19,156,420 in total assets for each of the International GDP Fund and the Worldwide Fund, respectively. The merger is expected to result in greater investment leverage and market presence for the International Equity Fund. In addition, former International GDP Fund and Worldwide Fund shareholders would benefit from the resulting economies of scale attributable to the larger asset size of the International Equity Fund.

     (4) The continuation of all shareholder services currently provided to shareholders of each of the International GDP Fund and the Worldwide Fund.

          The Fifth Third Funds' Trustees were informed that the shareholder services provided to the shareholders of the International GDP Fund and the Worldwide Fund would remain the same if the proposed Transaction is approved.

     (5) The projected expense ratios and shareholder fees of the International Equity Fund compared to each of the International GDP Fund and the Worldwide Fund.

          The Trustees considered the projected expense ratios and shareholder fees of the International Equity Fund compared to each of the International GDP Fund and the Worldwide Fund. The expense ratios and shareholder fees of the International GDP Fund are lower than the projected expense ratios for the International Equity Fund. The Board determined that the potential benefits to be gained from the proposed Transaction outweigh the expense ratio increase that will be realized by the former shareholders of the International GDP Fund. The Board also took into account the fact that the International GDP Fund's current fee waiver/expense reimbursement would not be continued in 2004. The expense ratios of the Worldwide Fund are higher than the projected expense ratios for the International Equity Fund. In addition, because the Worldwide Fund invests in other mutual funds, it indirectly incurs the expenses of the underlying mutual funds in which it invests.

          The Trustees also considered the fee waiver and expense reimbursement that Fifth Third Asset Management, Inc. has agreed to put a in place through November 30, 2005 for the International Equity Fund, if the Transaction is approved. This fee waiver and expense reimbursement will cap total operating expenses at International Equity Fund to 1.35% for Institutional shares, 1.85% for Advisor shares, 1.60% for Class A shares and to 2.35% for Class B and Class C shares. These waivers and expense reimbursements will remain in effect until November 30, 2005. Furthermore, Fifth Third Asset Management, Inc. and Morgan Stanley Investment Management, Inc. have both agreed to investment advisory fee breakpoints. If the proposed Transaction is approved, Fifth Third Asset Management, Inc. will be paid an investment advisory fee, accrued daily, equal to 1% of assets up to $750 million and of 0.80 of 1% for those assets over $750 million. From the fee it receives, Fifth Third Asset Management, Inc. will pay Morgan Stanley Investment Management, Inc. an annual investment advisory fee equal to 0.45 of 1% of the International Equity Fund's average daily net assets up to $250 million and 0.25% of 1% of the International Equity Fund's average daily net assets exceeding $250 million.

          The sales charges, deferred sales loads and distribution/service (12b-1) fees (the "Specific Shareholder Fees") of the International GDP Fund and the Worldwide Fund are identical to the projected Specific Shareholder Fees of the International Equity Fund.

      (6) The impact of any fees and expenses of the Transaction that will be borne directly or indirectly by the International GDP Fund, the Worldwide Fund and the International Equity Fund in connection with the Transaction.

          Other than accounting fees, the fees and expenses incurred directly in connection with the consummation of the Transaction that relate to proxy materials, proxy solicitations and legal expenses will be borne by Fifth Third Asset Management, Inc. and/or Fifth Third Bank. Other expenses incurred directly or indirectly in connection with the consummation of the Transaction will be borne, pro rata, by the International GDP Fund, the Worldwide Fund and the International Equity Fund. The Trustees considered these costs and how they would be allocated and determined that the costs related to the Transaction were outweighed by the benefits of the Transaction.

      (7) The fact that the Transaction will not result in a recognition of any gain or loss for federal income tax purposes.

          The Fifth Third Funds' Trustees were informed that the proposed Transaction involving the International GDP Fund, the Worldwide Fund and the International Equity Fund would occur only if it could be accomplished without resulting in the imposition of federal income taxes on the International GDP Fund, the Worldwide Fund or the International Equity Fund or any of their shareholders as a direct result of the Transaction.

     (8) The fact that the potential benefits of the Transaction will outweigh any negative potential direct or indirect Federal income tax consequences of the Transaction to the shareholders of each of the International GDP Fund and the Worldwide Fund.

          The Fifth Third Funds' Trustees considered the potentially negative federal income tax consequences of the Transaction on the former shareholders of the International GDP Fund and the Worldwide Fund and current shareholders of the International Equity Fund, as described in "Federal Income Tax Consequences" below.

          The Board determined that the potential benefits to be gained from the proposed Transaction outweigh the potentially negative indirect federal income tax consequences of the Transaction on the former shareholders of each of the International GDP Fund and the Worldwide Fund.

     (9) That the economic interests of shareholders of each of the International GDP Fund, the Worldwide Fund and the International Equity Fund will not be diluted as a result of the proposed Transaction.

          The Fifth Third Funds' Trustees were informed that the interests of each of the International GDP Fund and the Worldwide Fund and the International Equity Fund shareholders would not be diluted as a result of the proposed Transaction, and that each of the International GDP Fund and the Worldwide Fund shareholders would receive, in the aggregate, Shares of the International Equity Fund equal in value to the market value of the assets of each of the International GDP Fund and the Worldwide Fund.

     (10) The recommendation of Fifth Third Asset Management, Inc. in favor of the Transaction.

Federal Income Tax Consequences. As a condition to the Funds' obligation to consummate the reorganization, Fifth Third Funds, on behalf of the Funds, will receive one or more opinions from Ropes & Gray LLP, counsel to Fifth Third Funds, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, court decisions, and certain representations by the Funds, for federal income tax purposes: (i) the Transaction will constitute a reorganization within the meaning of Section 368(a) of the Code, and each Fund will be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) under Section 1032 of the Code no gain or loss will be recognized by the International Equity Fund upon the receipt of the assets of the International GDP Fund and the Worldwide Fund in exchange for International Equity Fund Shares and the assumption by the International Equity Fund of the liabilities of the International GDP Fund and the Worldwide Fund; (iii) under
Section 362(b) of the Code the basis in the hands of the International Equity Fund of the assets of the International GDP Fund and the Worldwide Fund transferred to the International Equity Fund in the transaction will be the same as the basis of such assets in the hands of the International GDP Fund and the Worldwide Fund, respectively, immediately prior to the transfer; (iv) under
Section 1223(2) of the Code the holding periods of the assets of the International GDP Fund and the Worldwide Fund in the hands of the International Equity Fund will include the periods during which such assets were held by the International GDP Fund and the Worldwide Fund, respectively; (v) under Section 361 of the Code no gain or loss will be recognized by the International GDP Fund or the Worldwide Fund upon the transfer of the International GDP Fund's and the Worldwide Fund's assets to the International Equity Fund in exchange for International Equity Fund Shares and the assumption by the International Equity Fund of the liabilities of the International GDP Fund and the Worldwide Fund, respectively, or upon the distribution of International Equity Fund Shares by the International GDP Fund and the Worldwide Fund, respectively, to its shareholders in liquidation; (vi) under Section 354 of the Code no gain or loss will be recognized by the International GDP Fund's or the Worldwide Fund's shareholders upon the exchange of their International GDP Fund and Worldwide Fund Shares, respectively, for International Equity Fund Shares; (vii) under
Section 358 of the Code the aggregate basis of International Equity Fund Shares each International GDP Fund and Worldwide Fund shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her International GDP Fund or Worldwide Fund Shares, respectively, exchanged therefor; (viii) under Section 1223(1) of the Code each International GDP Fund and Worldwide Fund shareholder's holding period for his or her International Equity Fund Shares will be determined by including the period for which he or she held the International GDP Fund or the Worldwide Fund Shares exchanged therefor, provided that he or she held such International GDP Fund or Worldwide Fund Shares as capital assets; and (ix) the International Equity Fund will succeed to, and take into account (subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder) the items of the International GDP Fund and the Worldwide Fund described in Section 381(c) of the Code.

The International Equity Fund's ability to carry forward the pre-merger losses of the International GDP Fund and the Worldwide Fund and use them to offset future gains will likely be limited. For example, if the merger had taken place on June 22, 2003, approximately 19% of the International GDP Fund's net losses and 46% of the Worldwide Fund's net losses would have become permanently unavailable for use by the International Equity Fund by reason of the merger. In addition, as a result of the merger, the benefit of the available pre-merger losses of the International GDP Fund and the Worldwide Fund will be spread among a broader group of shareholders than would have been the case absent the merger. As of June 22, 2003, the pre-merger losses of the International GDP Fund equaled approximately 44% of its net asset value, and the pre-merger losses of the Worldwide Fund equaled approximately 66% of its net asset value. If the merger had taken place on June 22, 2003, pre-merger losses equaling only 32% of the combined funds' net asset value would have been available to offset future gains. As a result of this reduction in the relative amount of the pre-merger losses available to current shareholders of the International GDP Fund and the Worldwide Fund following the merger, together with the possibility that the International Equity Fund will be limited in its ability to carry forward its own pre-merger losses, the shareholders of all three Funds could, under certain circumstances, pay more taxes, or pay taxes sooner, than they would if the merger were not to occur.

This description of the federal income tax consequences of the Transaction is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Transaction, including the applicability and effect of state, local, non-U.S. and other tax laws.

VOTING RIGHTS. Each shareholder of the International GDP Fund and the Worldwide Fund is entitled to one vote per Share and a proportionate fractional vote for any fractional Share. The former shareholders of the International GDP Fund and the Worldwide Fund, as holders of Institutional, Advisor*, Class A, Class B or Class C Shares of the International Equity Fund, will vote separately as a fund or a class on matters relating solely to that fund or class. On all other matters, they will vote in the aggregate with shareholders of the International Equity Fund. As shareholders of the considerably larger International Equity Fund following the Transaction, the former shareholders of each of the International GDP Fund and the Worldwide Fund will possess less proportional voting power when they vote separately as International Equity Fund shareholders, or shareholders of the classes thereof, than they had when they voted separately as shareholders of the smaller International GDP Fund or Worldwide Fund.

* Advisor shares of the International Equity Fund will be offered effective November 7, 2003.

CAPITALIZATION. The following tables (UNAUDITED) set forth as of June 30, 2003
(i) the capitalization of International GDP Fund and the Worldwide Fund, (ii) the capitalization of the International Equity Fund, and (iii) the pro forma capitalization of the International Equity Fund as adjusted giving effect to the proposed acquisition of assets at net asset value:

-------------------------------------------------------------------------------------------------------------------
                            FIFTH THIRD INTERNATIONAL GDP FUND               FIFTH THIRD WORLDWIDE FUND
-------------------------------------------------------------------------------------------------------------------
                  Institutional       Class A     Class B     Class C  Institutional         Advisor      Class C
-------------------------------------------------------------------------------------------------------------------
Net Assets ($)   198,802,247.62  5,158,483.81   63,261.95    8,078.73   3,518,663.05   15,313,118.29   324,638.91
-------------------------------------------------------------------------------------------------------------------
Shares           19,224,819.320   508,602.546   6,170.047     790.104    322,008.546   1,431,021.923   30,636.635
-------------------------------------------------------------------------------------------------------------------
Net Asset Value
per Share ($)            10.34       10.14      10.25       10.22          10.93       10.70       10.60
-------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                  FIFTH THIRD INTERNATIONAL EQUITY FUND                FIFTH THIRD INTERNATIONAL EQUITY FUND PRO FORMA COMBINED
------------------------------------------------------------------------------------------------------------------------------------
            Institutional       Class A     Class B     Class C  Institutional        Advisor        Class A     Class B     Class C
------------------------------------------------------------------------------------------------------------------------------------
Net Assets
($)        158,065,768.52  5,033,820.57  331,149.95  113,281.32 360,386,679.19  15,313,118.29  10,192,304.38  394,411.90  445,998.96
------------------------------------------------------------------------------------------------------------------------------------
Shares     20,659,430.974   656,799.161  43,675.225  15,368.439 47,109,369.829  1,999,101.604  1,330,588.039  52,033.232  60,515.463
------------------------------------------------------------------------------------------------------------------------------------
Net Asset
Value
per
Share ($)            7.65          7.66        7.58        7.37           7.65           7.66           7.66        7.58        7.37
------------------------------------------------------------------------------------------------------------------------------------

INFORMATION ABOUT THE INTERNATIONAL EQUITY FUND, THE INTERNATIONAL GDP FUND AND
                               THE WORLDWIDE FUND

FIFTH THIRD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

The Fund uses a top-down strategy of selecting securities in its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation, (ii) fundamental change, and (iii) market momentum/technicals. Valuation factors include price/book values and price/cash earnings. Fundamental change factors include incremental shifts in economic growth, interest rates, the political, social, business, and regulatory environment, and monetary and fiscal policy. Market momentum/technical factors include market capitalization, liquidity, volatility, and investor sentiment.

The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the Morgan Stanley Capital International Europe, Australasia, and Far East Index(R) (the "EAFE Index").1 Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country or sector, the Fund invests in "baskets" of common stocks and other equity securities. By investing in these "baskets," the Fund generally attempts to replicate a broad market index (which is usually the Morgan Stanley Capital International Index or other index for a specific country or sector) in order to track the underlying performance of that index. Because the Fund employs a top-down strategy, the portfolio construction does not lend itself to individual stock selection.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

--------------------
1 "EAFE Index" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.



YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Bar Chart:
1995                    11.29%
96                       8.54%
97                       7.96%
98                      19.34%
99                      25.74%
00                     -14.43%
01                     -18.01%



Best quarter:                 Q4 1999              17.70%
Worst quarter:                Q3 1998             -11.88%
Year to Date Return (1/1/02 to 9/30/02)           -17.90%

FIFTH THIRD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley Capital International EAFE Index(R) (the "EAFE Index") is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2001)
-----------------------------------------------------------------------------------------------------------------------------
                                                                  INCEPTION DATE  PAST YEAR   PAST 5 YEARS    SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                              8/18/94
Return Before Taxes                                                               -22.07%          1.55%           2.78%
   Return After Taxes on Distributions1                                           -22.46%         -0.35%           1.05%
   Return After Taxes on Distributions and Sale of Fund Shares1                   -13.45%          0.87%           1.77%
-----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES2 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)    8/18/94
Return Before Taxes                                                               -22.70%          1.49%           2.73%
-----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES3 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)    8/18/94
Return Before Taxes                                                               -18.70%          1.99%           3.01%
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES4                                                 8/18/94
Return Before Taxes                                                               -17.90%          2.75%           3.61%
   Return After Taxes on Distributions1                                           -18.31%          0.78%           1.83%
   Return After Taxes on Distributions and Sale of Fund Shares1                   -10.91%          1.81%           2.43%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               (SINCE 9/1/94)
EAFE INDEX(R)*                                                                    -21.21%          1.17%           2.59%
-----------------------------------------------------------------------------------------------------------------------------

1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions.
   Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

2 The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

3 The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 25, 1996.

4 The Fund first offered Institutional shares on October 9, 1998. The quoted performance of the Fund for the period prior to October 9, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

* The EAFE Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

FIFTH THIRD INTERNATIONAL GDP FUND
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 65% of its total assets in the common and preferred stocks of companies located in at least three countries in Europe, Australia and the Pacific Rim.

The Advisor considers the size and growth of a country's
Gross Domestic Product and market capitalization relative to other countries when determining region and country allocations among Europe, Australia and the Pacific Rim. Allocation among companies is determined based on a stock's attractiveness, industry attractiveness, and stock market capitalization. Stocks are selected from the countries represented in the Morgan Stanley Capital International Europe, Australasia, and Far East Equity Index(R) (the "EAFE Index").* The allocation of Fund assets may shift from time to time from countries that the Fund considers overvalued to countries that it considers undervalued. Although the Fund seeks to equal or exceed the return of the EAFE Index, the Fund may invest its assets in proportions that differ from this index. The Fund is not, therefore, an "index" fund, which typically holds securities in the index it attempts to replicate. The Fund may at times invest more than 25% of its total assets in a particular country.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized, and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

The International GDP Fund may invest more than 25% of its assets in particular foreign country. A concentration of investments in any one country could expose the Fund to increased risk due to changes in the economic or political environment within that country.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to three relative broad-based securities indices. The Morgan Stanley Capital International EAFE Index(R) (the "EAFE Index") is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. The Morgan Stanley Capital International Europe Index is an unmanaged index of European stocks. The Morgan Stanley Capital International Pacific Rim Index is an unmanaged index of stocks in the Pacific Rim region.

--------------------
* "EAFE Index" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES1
--------------------------------------------------------------------------------

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Bar Chart:
1993                    29.93%
94                       5.51%
95                      12.86%
96                       5.57%
97                       2.25%
98                      17.60%
99                      27.95%
00                     -17.61%
01                     -23.84%


  Best quarter:                 Q4 1998              19.36%
  Worst quarter:                Q3 2001             -15.19%
  Year to Date Return (1/1/02 to 9/30/02)           -22.59%


--------------------
1 For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent International Growth Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third International GDP Fund.

FIFTH THIRD INTERNATIONAL GDP FUND
--------------------------------------------------------------------------------

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2001)
-----------------------------------------------------------------------------------------------------------------------------
                                                                  INCEPTION DATE  PAST YEAR   PAST 5 YEARS    SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES1 (WITH 5.00% SALES CHARGE)                           12/4/92
Return Before Taxes                                                               -27.63%         -1.71%           4.56%
   Return After Taxes on Distributions2                                           -28.46%         -2.77%           3.52%
   Return After Taxes on Distributions and Sale of Fund Shares2                   -16.25%         -1.37%           3.56%
-----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES3 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)  12/4/92
Return Before Taxes                                                               -27.91%         -1.79%           4.55%
-----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES3 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)  12/4/92
Return Before Taxes                                                               -24.33%         -1.42%           4.40%
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES4                                               12/4/92
Return Before Taxes                                                               -23.55%         -0.42%           5.45%
   Return After Taxes on Distributions2                                           -24.42%         -1.51%           4.36%
   Return After Taxes on Distributions and Sale of Fund Shares2                   -13.74%         -0.36%           4.28%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               (SINCE 12/1/92)
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX(R)*                                 -21.21%          1.17%           6.79%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               (SINCE 12/1/92)
MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX**                               -19.64%          6.56%          11.92%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               (SINCE 12/1/92)
MORGAN STANLEY CAPITAL INTERNATIONAL PACIFIC RIM INDEX***                         -25.22%         -7.60%          -0.39%
-----------------------------------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of Class A shares of the Fund reflects the performance of the Investment Shares of the Kent International Growth Fund, adjusted to reflect the expenses and sales charges for Class A shares.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

3 For the period prior to October 29, 2001, the quoted performance of Class B and Class C shares of the Fund reflects the performance of the Institutional Shares of the Kent International Growth Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares.

4 For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent International Growth Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third International GDP Fund.

* The EAFE Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

** The Morgan Stanley Capital International Europe Index is an unmanaged index of European stocks.

*** The Morgan Stanley Capital International Pacific Rim Index is an unmanaged index of stocks in the Pacific Rim region.

FIFTH THIRD WORLDWIDE FUND
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE High level of total return (using a combination of capital appreciation and income) consistent with reasonable risk.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests primarily in other mutual funds that invest in equity securities on a domestic, international and/or global basis. The Fund will structure its portfolio of mutual funds by (i) identifying certain global investment themes (for example, global telecommunication or emerging markets) which are expected to provide a favorable return over the next six to twelve months and (ii) selecting one or more mutual funds with management styles (for example, value vs. growth or large cap vs. small cap) or investment concentrations which represent each theme. As market conditions change, the Fund will exit those investment themes which appear to have run their course and replace them with more attractive opportunities. The Fund also will look for opportunities caused by market-moving events (such as political events, currency devaluations and natural disasters) that cause a disequilibrium between securities prices and their underlying intrinsic values.

The Fund may invest in index funds and/or leveraged index funds when the Advisor believes that equity prices in general are likely to rise in the near term. Leveraged funds attempt to magnify the results of an investment through the investment in futures contracts and options on securities, future contracts, and stock indices. For example, a leveraged index fund may perform (increase or decrease) at 150% of the index's performance to which it was correlated. Investments in index funds and leveraged index funds are designed to allow the Fund to seek to profit from anticipated increases in the indexes to which such funds generally are correlated.

The Fund may invest in bear funds and/or leveraged bear funds when the Advisor believes that equity prices in general are likely to decline in the near term. A bear fund has an inverse relationship to the general market and seeks capital appreciation when the market is overvalued. Investments in bear funds and leveraged bear funds are designed to allow the Fund to seek profit from anticipated decreases in the indexes to which such funds generally are inversely correlated. Leveraged bear funds attempt to magnify the results of a regular bear fund. For example, a leveraged bear fund may perform (increase or decrease) at 150% of a regular bear fund.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Because the Fund reallocates fund investments across potentially numerous asset subclasses as evolving economic and financial conditions warrant, the portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover may result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized net short-term investment gain will be taxed to shareholders as ordinary income. See "Dividends and Capital Gains" below.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS C SHARES1
--------------------------------------------------------------------------------

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Bar Chart:
1994                     -3.82
95                      13.90%
96                      20.29%
97                       5.01%
98                      34.38%
99                      50.05%
00                     -12.82%
01                     -12.49%


  Best quarter:                 Q4 1999              27.34%
  Worst quarter:                Q3 2001             -17.05%
  Year to Date Return (1/1/02 to 9/30/02)           -25.77%


--------------------
1 For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Advisor shares of the Fifth Third Worldwide Fund, adjusted to reflect the expenses and sales charges for Class C shares. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Laureate Fund, adjusted to reflect the expenses and sales charges for Class C shares. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Worldwide Fund.

FIFTH THIRD WORLDWIDE FUND
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in other funds which have substantial investments in foreign markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. If these factors cause the net asset values of the underlying funds to decline, the Fund's share price will decline.

Because the Fund primarily invests in other mutual funds which invest in equity securities, the Fund is subject to the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions.

The Fund may invest in index funds or leveraged funds. If equity prices generally decline while the Fund is invested in an index fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged index fund or funds.

The Fund may also invest in bear funds or leveraged bear funds. If equity prices generally rise while the Fund is invested in a bear fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged bear fund or funds.

The Fund may invest in a manner that anticipates market trends and market-moving events. For example, the Fund may invest in index and leveraged index funds when the Advisor expects the market to increase and invest in bear and leveraged bear funds when the market is anticipated to decrease. These techniques may produce substantial losses where the market behaves in a manner contrary to the Advisor's expectations.

The portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover may result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

An investor in the Fund will bear not only his proportionate share of the expenses of the Fund, but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses, and other miscellaneous expenses.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley Capital International World Index is an unmanaged index generally representative of the performance of the equity markets of 23 developed countries as a whole.

The table assumes that shareholders redeem their fund shares at the end of the period indicated. The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

FIFTH THIRD WORLDWIDE FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2001)
-----------------------------------------------------------------------------------------------------------------------------
                                                                  Inception Date  Past Year   Past 5 Years    Since Inception
-----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES1 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)   4/30/93
   Return Before Taxes                                                            -12.49%         10.04%          10.11%
   Return After Taxes on Distributions2                                           -12.84%          7.36%           7.26%
   Return After Taxes on Distributions and Sale of Fund Shares2                    -7.62%          7.22%           7.07%
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES3                                                12/4/92
Return Before Taxes                                                               -23.55%         -0.42%           5.45%
   Return After Taxes on Distributions2                                           -24.42%         -1.51%           4.36%
   Return After Taxes on Distributions and Sale of Fund Shares2                   -13.74%         -0.36%           4.28%
-----------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES4                                                      4/30/93
   Return Before Taxes                                                            -11.86%         10.64%          10.68%
   Return After Taxes on Distributions2                                           -12.19%          7.95%           7.83%
   Return After Taxes on Distributions and Sale of Fund Shares2                    -7.23%          7.71%           7.56%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               (SINCE 5/1/93)
MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX*                                 -16.52%          5.74%           8.87%
-----------------------------------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Advisor shares of the Fifth Third Worldwide Fund, adjusted to reflect the expenses and sales charges for Class C shares. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Laureate Fund, adjusted to reflect the expenses and sales charges for Class C shares. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Worldwide Fund.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

3 For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent International Growth Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third International GDP Fund.

4 For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Laureate Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Worldwide Fund.

* The Morgan Stanley Capital International World Index is a total return market capitalization weighted index of the equity markets of 23 developed countries.

FIFTH THIRD INTERNATIONAL EQUITY FUND+
--------------------------------------------------------------------------------

An interview with Ann Thivierge, portfolio manager:

HOW DID THE FUND PERFORM DURING THE 12-MONTH TIME PERIOD ENDED JULY 31, 2002?

The Fund returned-14.23% (A shares before deduction of sales charge) versus a decline of-16.92% for the MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia and Far East) Index.

WHAT WAS THE ENVIRONMENT LIKE IN FOREIGN STOCK MARKETS DURING THE PERIOD?

Global stock markets were volatile during the period and sold off sharply in September 2001 due to the terrorist attacks in the U.S. These markets bottomed in September and rallied through the fall but started to lose ground in January. After a modest recovery in the spring, equity markets continued their march downward in May and broke through their September 2001 lows in July.

Most major international equity markets posted negative returns for the time period. The strongest performance was New Zealand (+7.8% MSCI Index in U.S. dollars), Australia (+0.2%) and Asia Pacific ex Japan (-4.5%). Finland (-32.7%) and Sweden (-28.8%) were the worst performers within the EAFE index. Elsewhere, performance was dismal with the U.K (-13.3%), Japan (-16.3%), Germany (-28.0%), and France (-22.1%) all posting double-digit declines.

HOW DID YOU MANAGE THE FUND IN THAT ENVIRONMENT?

We managed the Fund defensively over the past 12-months, which contributed to our relative performance versus the benchmark. Our cash allocation and overweight to consumer staples, health care, energy and underweight to the information technology and telecommunication services sectors all contributed to relative returns. Our underweight allocation to the materials sector and Japan detracted from performance.++

WHAT IS YOUR OUTLOOK FOR GLOBAL STOCK MARKETS DURING THE COMING MONTHS?

We continue to believe that the global economic recovery, although muted, will be supported by low real interest rates and plentiful liquidity.

In Japan, the most recent data indicates that the export led rebound is now benefiting the local economy with some growth in real wages and marginal improvement in the leading indicators for employment. However, given Japan's dependence on exports, the strength of the yen is a concern, as are any jitters in the U.S. economy. Equity valuations are attractive, particularly on a relative and historic basis, but we are looking for further evidence of self-sustaining growth in the global economy before adding to our Japan position.

In local currency terms, European markets have fallen as fast as U.S. equities, while earnings have been marked down more sharply. Though the European valuation discount versus the U.S. is large on a historic basis, we view the prospects for strong economic growth in the core European countries a bit skeptically. Similar to Japan, European monetary and fiscal stimulus is limited and economic growth has primarily been a story of external demand with little domestic support from either consumers or businesses. The strengthening euro may also prove to be a two edged sword. On the plus side it is likely to increase real consumer purchasing power and help the ECB ease. On the downside it will hurt export competitiveness.

HOW WILL YOU POSITION THE FUND BASED ON YOUR OUTLOOK?

We continue to favor Asia ex Japan and the steady cash earning sectors like food, oil, and utilities. For technology, though we worry about being caught out on a snap-back rally, we don't believe they will be long-term buys for sometime. Although the more defensive markets and sectors are no longer cheap, their valuations are not wildly overvalued and the earnings forecasts look realistic.

---------------------
+  International investing involves increased risk and volatility.

++ The composition of the Fund's portfolio is subject to change.

  GROWTH OF A $10,000 INVESTMENT IN THE FIFTH THIRD INTERNATIONAL EQUITY FUND1

Line Chart:
                     MSCI EAFE Index           Institutional Shares
8/18/94              10000                     10000
7/95                 10477                     9830
7/96                 10879                     10740
7/97                 12886                     13079
7/98                 13627                     14817
7/99                 14991                     15486
7/00                 16381                     16770
7/01                 12870                     13817
7/02                 10726                     11842

         AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED JULY 31, 20021
------------------------------------------------------------------------------------------------------------------------
                                   Institutional           Investment A*         Investment B**          Investment C***
------------------------------------------------------------------------------------------------------------------------
1 Year ...............................   -14.30% ............... -18.13% .............  -19.31% ............... -15.07%
5 Year ...............................    -1.97% ...............  -3.02% .............   -3.21% ...............  -2.77%
Since Inception1 .....................     2.15% ...............   1.47% .............    1.26% ...............   1.53%

Ending value of a $10,000
investment in the Fund from
inception ............................   $11,842 ............... $11,220 .............  $11,045 ............... $11,287
------------------------------------------------------------------------------------------------------------------------

*Reflects maximum 4.50% sales charge.

**Reflects applicable contingent deferred sales charge (maximum 5.00%). ***Reflects applicable contingent deferred sales charge (maximum 1.00%).

--------------------------------------------------------------------------------
The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks.

1Investment A Shares were initially offered on August 19, 1994. Investment B Shares and Investment C Shares were initially offered on October 11, 2000 and April 25, 1996, respectively. The performance figures for Investment B Shares and Investment C Shares for periods prior to such date represent the performance for Investment A Shares adjusted to reflect fees charged by Investment B Shares and Investment C Shares. Institutional Shares were initially offered on August 11, 1998. The performance figures for Institutional Shares for periods prior to such date represent the performance for Investment A Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The Fund's performance is measured against the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index(R), an unmanaged index generally representative of a sample of companies of the market structure of 20 European and Pacific Basin countries. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

FIFTH THIRD INTERNATIONAL GDP FUND+
--------------------------------------------------------------------------------

Interview with David C. Eder, portfolio manager:

Q. HOW DID THE FIFTH THIRD INTERNATIONAL GDP FUND PERFORM DURING THE 12-MONTH PERIOD ENDED JULY 31, 2002?

A. The Fund produced a-18.84% total return on Investment A Shares during the period (before deduction of sales charge). That compared to a-16.92% return for the Fund's benchmark, the Morgan Stanley Capital International EAFE (Europe, Australasia and Far East) Index.

Q. WHAT WERE CONDITIONS LIKE IN THE GLOBAL EQUITY MARKETS DURING THE PERIOD?

A. Many of the factors affecting the U.S. market also affected the international markets. Such factors included the terrorist attacks on September 11 and a string of U.S. corporate accounting scandals. Global stock markets suffered as investor confidence in the U.S. and abroad sank to very low levels. Nineteen out of the 21 stock markets represented in the portfolio posted losses during the period.

International markets did perform slightly better than the U.S. market as investors shifted money out of the U.S. markets and into foreign stock markets. Moreover, international currencies gained strength relative to the U.S. dollar. The Euro gained 11.5% versus the U.S. dollar during the period, while the British pound sterling was up 9.7% and the Japanese yen gained 4.1%.

The best performing stock markets during the period were in Australia (up 0.19%) and New Zealand (up 7.8%)--both relatively small portions of the Fund's portfolio. These countries performed relatively well because they do not rely on international trade as much as other countries.

European returns were not as poor as U.S. returns, because these countries' markets did not experience the extreme over-valuations that were common in the U.S. during the bull market of the'90s. The United Kingdom's stock market return of -13.3% made it one of the best-performing countries. The U.K. market has a heavy exposure to energy stocks, which investors found attractive as a defensive investment. Japanese stocks fell 16.3% during the period. Meanwhile, stock markets in France (down 21%) and Germany (down 23%) suffered worse losses, due to weakness in their telecommunications industries.

Q. HOW DID YOU MANAGE THE FUND IN THAT ENVIRONMENT?

A. The Fund's country allocation is determined largely by the Gross Domestic Products1 (GDPs) of the countries in the EAFE index. Countries with larger GDPs receive larger weightings in the Fund's portfolio. That approach led the Fund to overweight the Euro countries and underweight the U.K., which has a large stock market relative to its economy. We maintained an underweight position in Japan because we did not see any indication of an economic rebound there.

Q. WHAT IS YOUR OUTLOOK FOR THE GLOBAL STOCK MARKETS?

A. We believe that Japan's economy is at or near bottom and should begin to climb out of recession once exports rebound. We expect capital to begin flowing into the Japanese stock market during the coming year, and are encouraged by the attractive valuations among Japanese equities. We will maintain an overweight position in European countries, which may well benefit from strong currency performance versus the U.S. dollar. We expect to concentrate much of the Fund's portfolio in shares of well-known large-cap names, and believe that investors will favor shares of these companies when the global economies improve.

-----------------
+  International investing involves increased risk and volatility.

++ The composition of the Fund's portfolio is subject to change.

1 The Gross Domestic Product growth is the measure of the market value of the goods and services produced by labor and property in United States markets.

   GROWTH OF A $10,000 INVESTMENT IN THE FIFTH THIRD INTERNATIONAL GDP FUND2


Line Chart:
                     Institutional Shares      MSCI EAFE Index
12/4/92              10000                     10000
7/93                 12162                     12849
7/94                 14015                     14703
7/95                 14447                     15772
7/96                 15893                     16377
7/97                 18740                     19399
7/98                 19549                     20514
7/99                 21606                     22569
7/00                 23151                     24661
7/01                 17486                     19376
7/02                 14223                     16147



         AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED JULY 31, 20022
------------------------------------------------------------------------------------------------------------------------
                                   Institutional           Investment A*         Investment B**          Investment C***
------------------------------------------------------------------------------------------------------------------------
1 Year ...............................   -18.66% ..............  -22.50% .............  -23.36% .............   -19.47%
5 Year ...............................    -5.37% ..............   -6.49% .............   -6.67% .............    -6.30%
Since Inception1 .....................     3.72% ..............    2.94% .............    2.87% .............     2.69%

Ending value of a $10,000
investment in the Fund from
inception ............................   $14,223 ..............  $13,231 .............  $13,143 .............   $12,923
------------------------------------------------------------------------------------------------------------------------

*Reflects maximum 4.50% sales charge.
**Reflects applicable contingent deferred sales charge (maximum 5.00%). ***Reflects applicable contingent deferred sales charge (maximum 1.00%).

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark.

2 For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Kent International Growth Fund. On October 29, 2001, that Fund became the Fifth Third International GDP Fund. Prior to such date, the performance figures for Investment A Shares reflects the performance of the Kent Investment Shares with an inception date of December 4, 1992, adjusted for the maximum sales charge. Investment B Shares and Investment C Shares were initially offered on October 29, 2001. The performance figures for Investment B Shares and Investment C Shares for periods prior to such date represent the performance for Institutional Shares adjusted to reflect expenses and applicable sales charges charged by Investment B Shares and Investment C Shares. For the period prior to October 29, 2001, the quoted performance for Institutional Shares reflects the performance of the Kent Institutional Shares with an inception date of December 4, 1992. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The Fund's performance is measured against the Morgan Stanley Capital International ( MSCI) Europe, Australasia and Far East (EAFE) Index(R), an unmanaged index generally representative of a sample of companies of the market structure of 20 European and Pacific Basin countries. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

FIFTH THIRD WORLDWIDE FUND
--------------------------------------------------------------------------------

An interview with Alan Miller, portfolio manager:

Q. HOW DID THE FUND PERFORM DURING THE 12-MONTH PERIOD ENDED JULY 31, 2002?

A. The Worldwide Fund, which invests its assets in shares of more than 50 mutual funds, produced a-15.33% return on Advisor Shares during the 12-month period ended July 31, 2002. That return outperformed the Fund's benchmarks: the Morgan Stanley World Index, down 21.32%, and the Lipper Global Universe, which was down 19.97%.

Q. WHAT WAS THE ENVIRONMENT LIKE IN GLOBAL STOCK MARKETS DURING THE PERIOD?

A. Stock markets in the U.S. and abroad fared poorly during the period. An already weak economy was hit hard early in the period by the terrorist attacks on September 11. Strong consumer spending helped fuel 5% growth during the first quarter of this year, but news of corporate accounting irregularities undermined investor confidence. The U.S. dollar also lost ground versus other currencies.

The Fed continued to lower interest rates, and the government enacted tax reform measures and rebates while building up homeland security following September 11. Consumer spending was buoyed by the government's fiscal policy, which boosted economically sensitive companies in sectors such as commodities, paper, and mining. Technology stocks continued to suffer from the fallout of the technology bubble. Health care was hurt by slow drug approvals from the Federal Drug Administration, as well as expiring drug patents.

Q. WHAT WAS YOUR STRATEGY IN THAT ENVIRONMENT?

A. During the period, we continued to invest primarily in value funds; however, we rotated a portion of the portfolio into growth funds when declines in growth stocks created opportunities.

Despite the Fund's diversified approach to global markets, performance was hampered by a worldwide recession in equity markets. We increased our cash position and acquired shares of two bear market funds: Rydex Tempest 500 and Venture 100. Both strategies helped the Fund outperform its benchmark for the period.

International markets early in the year held up relatively well, and the Fund benefited from holdings in international value funds such as Toqueville International, Oakmark International Small Cap, Mutual European, and Acorn International.

We held positions throughout the period in Matthews Korea and Matthews China, as well as Matthews Pacific Tiger, which benefited the Fund. We also maintained a position in small- and mid-cap value funds, such as the Delafield Fund, Third Avenue Small Cap, and PBHG Clipper Focus, all of which boosted the Fund's performance.++

Q. WHAT IS YOUR OUTLOOK FOR GLOBAL STOCK MARKETS GOING FORWARD?

A. Our outlook remains cautious. The bear market may reduce consumer spending, but refinancing could offset that decline. Capital spending isn't likely to recover in the short-term. The stock market may continue to suffer from concerns about corporate governance and the potential for further terrorist attacks, but those threats have partly been priced into the market. A weak dollar will continue to benefit international markets.

Strategically, we will look for opportunities in health care, including pharmaceuticals, as well as biotechnology, which are benefiting from aging populations. We believe that long-term investors should stay in the equity markets, using periodic setbacks as buying opportunities.

------------------
++ The composition of the Fund's portfolio is subject to change.

         GROWTH OF $10,000 INVESTMENT IN THE FIFTH THIRD WORLDWIDE FUND1

Line Chart:
               Advisor Shares   MSCI World Index    Lipper Global Funds Average
4/30/93        10000            10000               10000
7/93           10300            10359               10351
7/94           10622            11456               12161
7/95           11472            13130               13634
7/96           12741            14354               14634
7/97           16415            19114               19530
7/98           18428            21429               21482
7/99           23952            24839               23712
7/00           30595            27247               28670
7/01           23871            22129               22656
7/02           20212            17479               18240


         AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED JULY 31, 20021

                                                           Institutional          Investment C*              Advisor
-----------------------------------------------------------------------------------------------------------------------
1 Year .......................................................   -14.91% .............. -15.74% ..............  -15.33%
5 Year .......................................................     4.77% ..............   4.25% ..............    4.36%
Since Inception1 .............................................     8.19% ..............   7.85% ..............    7.90%

Ending value of a $10,000
investment in the Fund from
inception ....................................................   $20,722 .............. $20,114 ..............  $20,212
-----------------------------------------------------------------------------------------------------------------------

*Reflects applicable contingent deferred sales charge (maximum 1.00%).

--------------------------------------------------------------------------------
The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks.

1For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Fifth Third/Maxus Laureate Fund. On August 13, 2001, that Fund became the Fifth Third Worldwide Fund. Investment C Shares were initially offered on October 29, 2001. The performance figures for Investment C Shares for periods prior to such date represent the performance for Advisor Shares and is adjusted to reflect expenses and applicable sales charge for Investment C Shares. For the period prior to August 13, 2001, the quoted performance for Institutional Shares reflects the performance of the Fifth Third/Maxus Laureate Fund Institutional Shares with an inception date of February 1, 1998. The performance figures for Institutional Shares for periods prior to such date represent the performance for Advisor Shares. For the period prior to August 13, 2001, the quoted performance for Advisor Shares reflects the performance of the Fifth Third/Maxus Laureate Fund Advisor Shares with an inception date of April 30, 1993. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The Fund's performance is measured against the Morgan Stanley Capital International World Index, an unmanaged market capitalization weighted index of the equity markets of 23 developed countries, and the Lipper Global Funds Average, which is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. falling into this category. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

FUND MANAGEMENT.

Investment Advisor - Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management, Inc. (and its predecessors), with a team of approximately 28 investment strategists and portfolio managers, 18 equity and fixed income research analysts, and 12 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975. Morgan Stanley Investment Management Inc. ("MSIM"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity Fund.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of portfolio managers, traders and investment analysts and uses several computer-based systems in conjunction with fundamental and technical analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of June 30, 2003, Fifth Third Asset Management, Inc. had approximately $13.1 billion of assets under management in the Fifth Third Funds. As of June 30, 2003, MSIM, together with its affiliated institutional asset management companies, had approximately $ billion of assets under management, including approximately $ billion of assets held by mutual funds (including sub-advisory relationships). [FIFTH THIRD TO PROVIDE]
                ------------------------

The management fees paid by the Funds for the fiscal year ended July 31, 2003 are as follows:

--------------------------------------------------------------------------------
                                           As a percentage of average net assets
--------------------------------------------------------------------------------
Fifth Third International GDP Fund                         0.75%
--------------------------------------------------------------------------------
Fifth Third Worldwide Fund                                 1.00%
--------------------------------------------------------------------------------
Fifth Third International Equity Fund                     1.00%*
--------------------------------------------------------------------------------

*The Advisor paid a portion of this fee to the Fund's subadvisor.

Portfolio Managers

INTERNATIONAL GDP FUND

David C. Eder has been the co-portfolio manager of the International GDP Fund since January, 1995. Mr. Eder has over eight years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and MBA from Western Michigan University in April 1998.

Brian J. Smolinski has been the co-portfolio manager of the International GDP Fund since June 1998. Mr. Smolinski has over five years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company and nine years experience as an Applications Business Analyst for a major bank. Mr. Smolinski received his BBA cum laude in 1983 and his MBA in 1992 from Western Michigan University.

WORLDWIDE FUND

Alan Miller has been the portfolio manager of the Worldwide Fund since January 1995. Alan Miller is currently Vice President and a Director of Equity Strategy for Fifth Third Asset Management, Inc. Mr. Miller was Vice President of Gelfand/Maxus Asset Management and Vice President of Maxus Asset Management Inc. from 1994 to 2000. Alan has over twenty-five years of investment experience and working knowledge of qualified retirement plans. Alan holds a BS degree in Corporate Finance from The Ohio State University and his MBA was obtained from New York University with a concentration in investments and economics.

INTERNATIONAL EQUITY FUND

David C. Eder, as described above, has been the portfolio manager of the International Equity Fund since January 2002.

Ann Thivierge has served as co-portfolio manager for the International Equity Fund since 1995. She joined Morgan Stanley Investment Management, Inc. ("MSIM") in 1986 and is a Managing Director. She has been a member of MSIM's asset allocation committee for eight years. She received a BA from James Madison College, Michigan State University in International Relations and received her MBA from New York University in Finance.

Legal Proceedings

There are no pending material legal proceedings to which Fifth Third Funds, the International GDP Fund, the Worldwide Fund or the International Equity Fund is a party.

Net Asset Value. The price of Fund Shares is based on the Fund's Net Asset Value
(NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Eastern time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund Shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Purchasing and Adding to Your Shares. You may purchase Shares on the days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent prior to 4:00 p.m. Eastern time in order to receive that day's NAV.

You may purchase Class A, Class B or Class C Shares through Fifth Third Securities, Inc. as well as broker-dealers and financial institutions which have a sales agreement with the distributor of Fund Shares.

Institutional shares may only be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. Your shares in the Funds may be held in an omnibus account in the name of that institution.

You may purchase Advisor shares through a Financial Advisor. Typically, Financial Advisors manage their client's accounts through broker dealers and financial institutions which have a sales agreement with the distributor of Fund shares. Financial advisors typically provide financial planning or active account management for a fee. Advisor shares are also available through broker dealers and financial institutions which have a sales agreement with the distributor.

In order to purchase Shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.

Shareholder Contact Information. For Fifth Third Securities brokerage account holders, please contact your Fifth Third Securities representative at your local banking center or call 1-888-889-1025. For brokerage account holders at other financial institutions (non-Fifth Third Securities), contact your investment representative or financial institution. For accounts held at Fifth Third Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

The entity through which you are purchasing your Shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend , if any, declared for that day.

CLASS AMOUNTS

The minimum initial investment in Class A Shares, Class B Shares, Class C Shares, Advisor or Institutional Shares of the Funds offered by this Prospectus is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. The maximum investment is $250,000 for total purchases of Class B Shares.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum initial investment.

SYSTEMATIC INVESTMENT PROGRAM

You may make monthly systematic investments in Class A, B, or C Shares of the Funds from your bank account. There is no minimum amount required for initial amounts invested into the Funds. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Fund is open for business, the purchase will be made on the following day the Fund is open for business.

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Redemption.

SELLING YOUR SHARES

You may sell your Shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV and your shares have been sold , you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your Institutional Shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, Investment Adviser, financial planner or other institution through which you purchased your Shares.

The entity through which you are selling your Shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, for Class A Shares and Class C Shares, you can send to the Funds your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035. For Institutional Shares, you can send to the Funds your request by regular mail to:
Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

SYSTEMATIC WITHDRAWAL PLAN - CLASS A, B AND C SHARES

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Fund is open for business. The minimum required balance is $10,000 and the minimum withdrawal amount is $100.

POSTPONEMENT OF REDEMPTION PAYMENTS

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT - ADVISOR, CLASS A, CLASS B AND CLASS C SHARES

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing Shares with a certified check, or by wire.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Dividends and Distributions.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This section describes the sales charges and fees you will pay as an investor and ways to qualify for reduced sales charges.

               CLASS A                  CLASS B                  CLASS C                 INSTITUTIONAL        ADVISOR
Charge (Load)  Front-end sales charge;  No front-end sales       No front-end sales      None                 None
               reduced sales charges    charge. A contingent     charge. A contingent
               available.               deferred sales charge    deferred sales charge
                                        (CDSC) will be           (CDSC) will be
                                        imposed on Shares        imposed on Shares
                                        redeemed within          redeemed within 12
                                        6 years after purchase.  months after purchase.

Distribution/  Subject to annual        Subject to annual        Subject to annual       None                 Subject to annual
Service        distribution and         distribution and         distribution and                             distribution and
(12b-1) Fee    shareholder servicing    shareholder servicing    shareholder servicing                        shareholder servicing
               fees of up to 0.25% of   fees of up to 1.00% of   fees of up to 0.75% of                       fees of up to 0.50% of
               the Fund's assets.       the Fund's assets.       the Fund's assets.                           the Fund's assets.
                                                                 (Also subject to a
                                                                 non-12b-1 fee for
                                                                 shareholder
                                                                 servicing of up to
                                                                 0.25% of the
                                                                 Fund's assets.)

Fund Expenses  Lower annual expenses    Higher annual expenses   Higher annual expenses  Lower annual         Lower annual expenses
               than Class B and         than Class A Shares.     than Class A Shares.    expenses than        than Class B and C
               C Shares.                                                                 Class A, B, C        Shares.
                                                                                         and Advisor Shares.

Conversion     None                     Converts to Class A      None                    None                 None
                                        Shares after 8 years.

CALCULATION OF SALES CHARGES

CLASS A SHARES

Class A Shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund Shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                    SALES CHARGE AS A %      SALES CHARGE AS A %
YOUR INVESTMENT                       OF OFFERING PRICE      OF YOUR INVESTMENT
-------------------------------------------------------------------------------
Less than $50,000                           5.00%                   5.26%
-------------------------------------------------------------------------------
$50,000 but less than $100,000              4.50%                   4.71%
-------------------------------------------------------------------------------
$100,000 but less than $250,000             3.50%                   3.63%
-------------------------------------------------------------------------------
$250,000 but less than $500,000             2.50%                   2.56%
-------------------------------------------------------------------------------
$500,000 but less than $1,000,000           2.00%                   2.04%
-------------------------------------------------------------------------------
$1,000,000 or more*                         0.00%                   0.00%
-------------------------------------------------------------------------------

*For purchases made prior to August 1, 2002, if you purchased $500,000 or more of Class A Shares and do not pay a sales charge, and you sell any of those Shares before the first anniversary of purchase, you will pay a 1% contingent deferred sales charge, or CDSC, on the portion redeemed at the time of redemption. For purchases made on or after August 1, 2002, if you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen months anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain Shares not subject to the CDSC (i.e., Shares purchased with reinvested dividends or distributions) will be redeemed first followed by Shares subject to the lowest CDSC (typically Shares held for the longest time).

SALES CHARGE REDUCTIONS

You may qualify for reduced sales charges under the following circumstances:

Letter of Intent. You inform the Fund in writing that you intend to purchase at least $50,000 of Class A Shares over a 13-month period to qualify for a reduced sales charge. You must include up to 4.50% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed Shares will be redeemed to pay any applicable front-end sales charges.

Rights of Accumulation. When the value of Shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

Combination Privilege. Combine accounts of multiple Funds (excluding the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

CLASS B SHARES

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all of the money that you send to the Funds is used to purchase Fund shares. If you sell your Class B Shares before the end of the sixth year after purchase, however, you will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Class B Shares are subject to the following CDSC schedule:

--------------------------------------------------------------------------------------
                                       % of NAV (at time of purchase or sale if lower)
Year of Redemption After Purchase                   deducted from proceeds
--------------------------------------------------------------------------------------
During the first year                                         5%
--------------------------------------------------------------------------------------
During the second year                                        4%
--------------------------------------------------------------------------------------
During the third or fourth years                              3%
--------------------------------------------------------------------------------------
During the fifth year                                         2%
--------------------------------------------------------------------------------------
During the sixth year                                         1%
--------------------------------------------------------------------------------------
During the seventh or eighth years                            0%
--------------------------------------------------------------------------------------


SALES CHARGE WAIVERS

The following transactions qualify for waivers of sales charges that apply to Class A Shares:

- Shares purchased by investment representatives through fee-based investment products or accounts.
- Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Advisor or its affiliates or invested in any Fifth Third Fund.
- Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.
- Shares purchased by directors, trustees, employees, and family members of the Advisor and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.
- Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored qualified retirement plans, "wrap" type programs non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).
- Distributions from Qualified Retirement Plans. There also is no sales charge for Fund Shares purchased with distributions from qualified retirement plans or other administered by Fifth Third Bank.
-    Shares purchased by former Kent Fund Investment Class shareholders.
- Shares purchased by Trust Companies, Retirement Plan Recordkeeping Firms, or similar organizations that purchase on behalf of their clients from a fund through an omnibus account.

CLASS B SHARES

The CDSC will be waived under certain circumstances, including the following:

- Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 and a half.
- Redemption from accounts following the death or disability of the shareholder.
- Investors who purchased through a participant directed defined benefit plan.
-    Returns of excess contributions to certain retirement plans.
- Distributions of less than 12% of the annual account value under the Systematic Withdrawal Plan.
- Shares issued in a plan of reorganization sponsored by Fifth Third Bank or shares redeemed involuntarily in a similar situation.
- Shares issued for sweep accounts where a sales commission was not paid at the time of purchase. In this case, the maximum purchase amount is waived also.

CLASS C SHARES

Class C Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you send to the Funds is used to purchase Fund Shares. If you sell your Class C Shares before the first anniversary of purchase, however, you will pay a 1% contingent deferred sales charge or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain Shares not subject to the CDSC (i.e., Shares purchased with reinvested dividends or distributions) will be redeemed first, followed by Shares subject to the lowest CDSC (typically Shares held for the longest time).

REINSTATEMENT PRIVILEGE

If you have sold Class A or C Shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the Shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

DISTRIBUTIONS/SERVICE (12B-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's Shares and/or for providing shareholder services. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. 12b-1 fees may cost you more than paying other types of sales charges.

The 12b-1fees vary by Share class as follows:

Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of a Fund, which the Distributor may use for shareholder servicing and distribution.

Class B Shares pay a 12b-1 fee at an annual rate of up to 1.00% of the average daily net assets of the applicable fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund which the Distributor may use for shareholder servicing and distribution. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares. The higher 12b-1 fee on Class C Shares, together with the CDSC, help the Distributor sell Class C Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commission to investment representatives. Please note that Class C Shares pay a non 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the applicable Fund.

Advisor Shares may pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund, which the Distributor may use for shareholder servicing and distribution.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

CONVERSION TO CLASS A SHARES

Class B Shares convert automatically to Class A Shares 8 years after purchase. After conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets.

DEALERS INCENTIVES

BISYS, the distributor of Fund Shares, in its discretion, may pay all dealers selling Class A, B, or C Shares all or a portion of the sales charges it normally retains.

DIVIDENDS AND CAPITAL GAINS

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Institutional Share dividends are higher than Class A Share dividends which are higher than Class B and Class C Share dividends. This is because Institutional Shares have lower operating expenses than Class A Shares which have lower operating expenses than Class B and Class C Shares.

Distributions are made on a per Share basis regardless of how long you've owned your Shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared and paid annually by the International GDP Fund, the Worldwide Fund and the International Equity Fund. Capital gains, if any, are distributed at least annually.

Taxes.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state, local, and non-U.S. laws.

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS

Each Fund expects to distribute substantially all of its investment income (including net capital gains not offset by capital loss carryforwards) to its shareholders. In general, shareholders are required to pay federal income tax on any dividends and other distributions received from a Fund, including capital gains distributions. This applies whether dividends and other distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

FOREIGN INVESTMENTS

The International Equity Fund and the International GDP Fund invest primarily in foreign securities, while the Worldwide Fund invests in part in foreign securities. Investment income (including capital gains) received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle a Fund to reduced tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of a Fund's assets to be invested within various countries is unknown. However, the International Equity Fund, the International GDP Fund and the Worldwide Fund intend to operate so as to qualify for treaty-reduced tax rates where applicable.

The International Equity Fund and the International GDP Fund intend to qualify to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns. [TAX AND 5/3 TO DISCUSS] Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

The International Equity Fund, the International GDP Fund and the Worldwide Fund may invest in the stock of certain foreign corporations that would constitute "passive foreign investment companies" ("PFICs"). Federal income taxes at ordinary income rates may be imposed on a Fund upon disposition of PFIC investments.

Financial Highlights.

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund Share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

The information for the International GDP Fund, Worldwide Fund and the International Equity Fund for the period ended July 31, 2002 has been audited by PricewaterhouseCoopers LLP and other independent auditors.
PricewaterhouseCoopers LLP's report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS

                                                         CHANGE IN NET ASSETS                              LESS DIVIDENDS AND
                                                       RESULTING FROM OPERATIONS                           DISTRIBUTIONS FROM
                                                    ------------------------------                   ------------------------------
                                                                      NET REALIZED
                                                                               AND
                                                                        UNREALIZED      CHANGE IN
                                    NET ASSET                       GAINS/(LOSSES)     NET ASSETS
                                       VALUE,                 NET             FROM      RESULTING           NET       NET    RETURN
                                    BEGINNING          INVESTMENT       INVESTMENT           FROM    INVESTMENT  REALIZED        OF
                                    OF PERIOD       INCOME/(LOSS)     TRANSACTIONS     OPERATIONS        INCOME     GAINS   CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
INSTITUTIONAL SHARES
10/9/98(d) to 7/31/99                  $10.50                0.09             2.52           2.61         (0.24)    (0.07)       --
Year ended 7/31/00                     $12.80                0.07             1.01           1.08            --     (1.18)       --
Year ended 7/31/01                     $12.70                0.13            (2.17)         (2.04)           --     (1.62)       --
Year ended 7/31/02                     $ 9.04                0.02            (1.30)         (1.28)        (0.11)       --        --
Six months ended 1/31/03+              $ 7.65               (0.01)D          (0.75)         (0.76)        (0.04)       --        --
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
CLASS A SHARES
Year ended 7/31/98                     $12.05                0.09             1.31           1.40         (0.59)    (0.30)       --
Year ended 7/31/99                     $12.56                0.03             0.49           0.52         (0.17)    (0.07)       --
Year ended 7/31/00                     $12.84                0.04             1.01           1.05            --     (1.18)       --
Year ended 7/31/01                     $12.71                0.12            (2.19)         (2.07)           --     (1.62)       --
Year ended 7/31/02                     $ 9.02                0.04            (1.24)         (1.28)        (0.10)       --        --
Six months ended 1/31/03+              $ 7.64               (0.02)D          (0.74)         (0.76)        (0.02)       --        --
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
CLASS B SHARES
10/11/00(d) to 7/31/01                 $12.09                0.03            (1.44)         (1.41)           --     (1.62)       --
Year ended 7/31/02                     $ 9.06               (0.05)           (1.31)         (1.36)        (0.10)       --        --
Six months ended 1/31/03+              $ 7.60               (0.04)D          (0.74)         (0.78)           --        --        --
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
CLASS C SHARES
Year ended 7/31/98                     $12.01               (0.06)            1.39           1.33         (0.53)    (0.30)       --
Year ended 7/31/99                     $12.51                  --             0.46           0.46         (0.14)    (0.07)       --
Year ended 7/31/00                     $12.76               (0.03)            0.99           0.96            --     (1.18)       --
Year ended 7/31/01                     $12.54                0.13            (2.23)         (2.10)           --     (1.62)       --
Year ended 7/31/02                     $ 8.82               (0.08)           (1.24)         (1.32)        (0.10)       --        --
Six months ended 1/31/03+              $ 7.40               (0.05)D          (0.72)         (0.77)           --        --        --
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE FUND
INSTITUTIONAL SHARES
2/1/98(d) to 12/31/98                  $10.38               (0.11)            3.76           3.65            --     (0.73)       --
Year ended 12/31/99                    $13.30                0.03             6.78           6.81            --     (0.81)       --
Year ended 12/31/00                    $19.30               (0.12)           (2.00)         (2.12)           --     (2.95)       --
Year ended 12/31/01                    $14.23               (0.01)           (1.64)         (1.65)           --     (0.11)       --^
1/1/02 to 7/31/02(c)                   $12.47               (0.07)           (1.90)         (1.97)           --        --        --
Six months ended 1/31/03+              $10.50                0.01            (0.88)         (0.87)           --        --        --
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE FUND
CLASS C SHARES
10/29/01(d) to 12/31/01                $11.62                0.01             0.63           0.64            --        --        --
1/1/02 to 7/31/02(c)                   $12.26               (0.10)           (1.89)         (1.99)           --        --        --
Six months ended 1/31/03+              $10.27               (0.04)           (0.86)         (0.90)           --        --        --
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE FUND
ADVISOR SHARES
Year ended 12/31/97                    $10.82                0.52             0.07           0.59         (0.52)    (0.51)       --
Year ended 12/31/98                    $10.38               (0.12)            3.76           3.64            --     (0.73)       --
Year ended 12/31/99                    $13.29               (0.07)            6.78           6.71            --     (0.81)       --
Year ended 12/31/00                    $19.19               (0.21)           (1.94)         (2.15)           --     (2.95)       --
Year ended 12/31/01                    $14.09               (0.11)           (1.56)         (1.67)           --     (0.12)       --^
1/1/02 to 7/31/02(c)                   $12.30               (0.11)           (1.86)         (1.97)           --        --        --
Six months ended 1/31/03+              $10.33               (0.02)           (0.86)         (0.88)           --        --        --
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          RATIOS/SUPPLEMENTAL DATA
                                                                  ------------------------------------------------------------------
                                                                               RATIOS OF                       RATIOS OF
                                                NET      TOTAL          NET     EXPENSES    RATIOS OF NET       EXPENSES
                                    TOTAL     ASSET     RETURN      ASSETS,           TO       INVESTMENT             TO
                                DIVIDENDS    VALUE,  (EXCLUDES       END OF      AVERAGE    INCOME/(LOSS)        AVERAGE   PORTFOLIO
                                      AND    END OF      SALES       PERIOD          NET       TO AVERAGE            NET    TURNOVER
                            DISTRIBUTIONS    PERIOD    CHARGE)      (000'S)       ASSETS       NET ASSETS      ASSETS (a)   RATE (b)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
INSTITUTIONAL SHARES
10/9/89(d) to 7/31/99               (0.31)   $12.80    25.02%*    $ 172,388      1.50%**          0.67%**        1.50%**         42%
Year ended 7/31/00                  (1.18)   $12.70     8.29%     $ 208,383      1.45%            0.55%          1.45%           86%
Year ended 7/31/01                  (1.62)   $ 9.04   (17.61%)    $ 154,950      1.48%            0.98%          1.48%           42%
Year ended 7/31/02                  (0.11)   $ 7.65   (14.30%)    $ 148,593      1.38%            0.17%          1.38%           23%
Six months ended 1/31/03+           (0.04)   $ 6.85    (9.90%)*   $ 140,360      1.43%**         (0.14%)**       1.43%**         19%
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
CLASS A SHARES
Year ended 7/31/98                  (0.89)   $12.56    13.29%     $ 163,297      1.47%            0.66%          1.82%           39%
Year ended 7/31/99                  (0.24)   $12.84     4.23%     $   5,821      1.52%            0.03%          1.70%           42%
Year ended 7/31/00                  (1.18)   $12.71     8.02%     $   7,901      1.70%            0.32%          1.70%           86%
Year ended 7/31/01                  (1.62)   $ 9.02   (17.85%)    $   5,933      1.73%            0.07%          1.73%           42%
Year ended 7/31/02                  (0.10)   $ 7.64   (14.23%)    $   4,105      1.62%            0.17%          1.62%           23%
Six months ended 1/31/03+           (0.02)   $ 6.86    (9.95%)*   $   5,161      1.67%**         (0.56%)**       1.67%**         19%
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
CLASS B SHARES
10/11/00(d) to 7/31/01              (1.62)   $ 9.06   (13.36%)*   $     176      2.43%**          2.08%**        2.43%**         42%
Year ended 7/31/02                  (0.10)   $ 7.60   (15.11%)    $     246      2.38%           (0.79%)         2.38%           23%
Six months ended 1/31/03+              --    $ 6.82   (10.26%)*   $     280      2.43%**         (1.15%)**       2.43%**         19%
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
CLASS C SHARES
Year ended 7/31/98                  (0.83)   $12.51    12.57%     $     291      2.22%           (0.09%)         2.47%           39%
Year ended 7/31/99                  (0.21)   $12.76     3.79%     $     235      2.25%           (0.08%)         2.50%           42%
Year ended 7/31/00                  (1.18)   $12.54     7.25%     $     276      2.22%           (0.20%)         2.22%           86%
Year ended 7/31/01                  (1.62)   $ 8.82   (18.39%)    $     163      2.43%           (0.01%)         2.57%           42%
Year ended 7/31/02                  (0.10)   $ 7.40   (15.07%)    $     127      2.38%           (0.94%)         2.38%           23%
Six months ended 1/31/03+              --    $ 6.63   (10.41%)*   $     112      2.43%**         (1.21%)**       2.43%**         19%
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE FUND
INSTITUTIONAL SHARES
2/1/98(d) to 12/31/98               (0.73)   $13.30     35.24%*   $       9      2.13%**         (0.60%)**       2.13%**       2792%
Year ended 12/31/99                 (0.81)   $19.30     51.29%    $   1,230      1.42%            0.01%          1.42%         1172%
Year ended 12/31/00                 (2.95)   $14.23    (12.16%)   $   1,232      1.44%           (0.63%)         1.44%         1204%
Year ended 12/31/01                 (0.11)   $12.47    (11.53%)   $   2,709      1.42%           (0.26%)         1.45%          974%
1/1/02 to 7/31/02(c)                   --    $10.50    (15.80%)*  $   3,119      1.44%**         (1.14%)**       1.70%**        592%
Six months ended 1/31/03+              --    $ 9.63     (8.29%)*  $   3,165      1.44%**          0.22%**        1.84%**        404%
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE FUND
CLASS C SHARES
10/29/01(d) to 12/31/01                --    $12.26      8.50%*   $     100      1.93%**          0.85%**        1.93%**        974%
1/1/02 to 7/31/02(c)                   --    $10.27    (16.23%)*  $     329      2.45%**         (2.14%)**       2.82%**        592%
Six months ended 1/31/03+              --    $ 9.37     (8.85%)*  $     328      2.44%**         (0.77%)**       2.84%**        404%
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE FUND
ADVISOR SHARES
Year ended 12/31/97                 (1.03)   $10.38      5.49%    $   3,395      2.49%            4.19%          2.49%         1511%
Year ended 12/31/98                 (0.73)   $13.29     35.14%    $   8,059      2.63%           (1.10%)         2.63%         2792%
Year ended 12/31/99                 (0.81)   $19.19     50.58%    $  32,324      1.92%           (0.49%)         1.92%         1172%
Year ended 12/31/00                 (2.95)   $14.09    (12.38%)   $  37,087      1.94%           (1.13%)         1.94%         1204%
Year ended 12/31/01                 (0.12)   $12.30    (11.86%)   $  21,676      1.92%           (0.76%)         1.95%          974%
1/1/02 to 7/31/02(c)                   --    $10.33    (16.02%)*  $  18,259      1.94%**         (1.64%)**       2.16%**        592%
Six months ended 1/31/03+              --    $ 9.45     (8.52%)*  $  13,893      1.94%**         (0.32%)**       2.35%**        404%
------------------------------------------------------------------------------------------------------------------------------------


                                  38-39 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          CHANGE IN NET ASSETS                         LESS DIVIDENDS AND
                                                        RESULTING FROM OPERATIONS                      DISTRIBUTIONS FROM
                                                     ------------------------------                   ---------------------
                                                                       NET REALIZED
                                                                                AND
                                                                         UNREALIZED      CHANGE IN
                                     NET ASSET                       GAINS/(LOSSES)     NET ASSETS
                                        VALUE,                 NET             FROM      RESULTING           NET       NET
                                     BEGINNING          INVESTMENT       INVESTMENT           FROM    INVESTMENT  REALIZED
                                     OF PERIOD       INCOME/(LOSS)     TRANSACTIONS     OPERATIONS        INCOME     GAINS
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GDP FUND
INSTITUTIONAL SHARES
Year ended 12/31/97                     $14.75                0.11             0.26           0.37         (0.15)    (0.08)
Year ended 12/31/98                     $14.89                0.14             2.48           2.62         (0.19)    (1.41)
Year ended 12/31/99                     $15.91                0.11             4.20           4.31         (0.12)    (0.65)
Year ended 12/31/00                     $19.45                0.09            (3.42)         (3.33)        (0.06)    (0.39)
1/1/01 to 7/31/01(c)                    $15.67                0.10            (2.82)         (2.72)        (0.04)       --
Year ended 7/31/02                      $12.91                0.07            (2.41)         (2.34)        (0.07)    (0.48)
Six months ended 1/31/03+               $10.02                0.02D           (0.89)         (0.87)        (0.07)       --
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GDP FUND
CLASS A SHARES
Year ended 12/31/97                     $14.69                0.08             0.25           0.33         (0.15)    (0.08)
Year ended 12/31/98                     $14.79                0.10             2.46           2.56         (0.19)    (1.41)
Year ended 12/31/99                     $15.75                0.08             4.14           4.22         (0.12)    (0.65)
Year ended 12/31/00                     $19.20                0.05            (3.38)         (3.33)        (0.02)    (0.39)
1/1/01 to 7/31/01(c)                    $15.46                0.09            (2.81)         (2.72)        (0.04)       --
Year ended 7/31/02                      $12.70                0.07            (2.39)         (2.32)        (0.07)    (0.48)
Six months ended 1/31/03+               $ 9.83               (0.01)D          (0.87)         (0.88)        (0.04)       --
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GDP FUND
CLASS B SHARES
10/29/01(d) to 7/31/02                  $11.76                0.09            (1.36)         (1.27)        (0.06)    (0.48)
Six months ended 1/31/03+               $ 9.95                  --^D          (0.91)         (0.91)           --        --
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GDP FUND
CLASS C SHARES
10/29/01(d) to 7/31/02                  $11.76               (0.01)           (1.25)         (1.26)        (0.06)    (0.48)
Six months ended 1/31/03+               $ 9.96               (0.04)D          (0.87)         (0.91)        (0.04)       --
---------------------------------------------------------------------------------------------------------------------------
                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                    ---------------------------------------------------------------
                                                                               RATIOS OF                   RATIOS OF
                                                 NET      TOTAL         NET     EXPENSES   RATIOS OF NET    EXPENSES
                                      TOTAL    ASSET     RETURN     ASSETS,           TO      INVESTMENT          TO
                                  DIVIDENDS   VALUE,  (EXCLUDES      END OF      AVERAGE   INCOME/(LOSS)     AVERAGE     PORTFOLIO
                                        AND   END OF      SALES      PERIOD          NET      TO AVERAGE         NET      TURNOVER
                              DISTRIBUTIONS   PERIOD    CHARGE)     (000'S)       ASSETS      NET ASSETS   ASSETS (a)      RATE (b)
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GDP FUND
INSTITUTIONAL SHARES
Year ended 12/31/97                   (0.23)  $14.89      2.54%    $492,598       1.05%          0.80%        1.06%             3%
Year ended 12/31/98                   (1.60)  $15.91     17.92%    $528,500       1.05%          0.87%        1.06%            22%
Year ended 12/31/99                   (0.77)  $19.45     28.30%    $579,650       1.02%          0.72%        1.03%             8%
Year ended 12/31/00                   (0.45)  $15.67    (17.41%)   $587,107       1.00%          0.47%        1.01%             7%
1/1/01 to 7/31/01(c)                  (0.04)  $12.91    (17.38%)*  $472,951       1.02%**        1.28%**      1.02%**          22%
Year ended 7/31/02                    (0.55)  $10.02    (18.66%)   $271,361       1.02%          0.62%        1.06%             6%
Six months ended 1/31/03+             (0.07)  $ 9.08     (8.70%)*  $197,542       1.01%**        0.21%**      1.11%**           2%
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GDP FUND
CLASS A SHARES
Year ended 12/31/97                   (0.23)  $14.79      2.25%    $  9,780       1.30%          0.53%        1.31%             3%
Year ended 12/31/98                   (1.60)  $15.75     17.60%    $ 12,390       1.30%          0.59%        1.31%            22%
Year ended 12/31/99                   (0.77)  $19.20     27.95%    $ 15,197       1.27%          0.47%        1.28%             8%
Year ended 12/31/00                   (0.41)  $15.46    (17.61%)   $ 15,162       1.25%          0.22%        1.26%             7%
1/1/01 to 7/31/01(c)                  (0.04)  $12.70    (17.64%)*  $ 12,839       1.27%**        1.06%**      1.27%**          22%
Year ended 7/31/02                    (0.55)  $ 9.83    (18.84%)   $  5,527       1.27%          0.48%        1.31%             6%
Six months ended 1/31/03+             (0.04)  $ 8.91     (8.93%)*  $  6,514       1.26%**       (0.09%)**     1.36%**           2%
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GDP FUND
CLASS B SHARES
10/29/01(d) to 7/31/02                (0.54)  $ 9.95    (10.69%)*  $     47       2.00%**        0.70%**      2.04%**           6%
Six months ended 1/31/03+                --   $ 9.04     (9.15%)*  $     47       2.01%**       (0.81%)**     2.11%**           2%
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GDP FUND
CLASS C SHARES
10/29/01(d) to 7/31/02                (0.54)  $ 9.96    (10.64%)*  $      1       1.98%**       (0.08%)**     1.98%**           6%
Six months ended 1/31/03+             (0.04)  $ 9.01     (9.16%)*  $      8       2.01%**       (1.46%)**     2.11%**           2%
-----------------------------------------------------------------------------------------------------------------------------------


(a) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(c)  The Fund changed its fiscal year to July 31 from December 31.
(d)  Reflects date of commencement of operations.
^    Amount is less than $0.005 per share.
*    Not annualized.
**   Annualized.
+    Unaudited.
D    Average shares method used in calculation.


                                  40-41 spread

Information Filed With The Securities And Exchange Commission. Fifth Third Funds is subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, registration statements and other information filed by Fifth Third Funds can be inspected and copied at the public reference facilities of the SEC at 450 Fifth Street, N.W. Washington, D.C. 20549. Copies of such filings may also be available at the following SEC regional offices: 7 Tremont Street, Suite 600, Boston, MA 02108; 500 West Madison Street, Suite 1400, Chicago, IL 60611-2511; and the Curtis Center, Suite 1005E, 601 Walnut Street, Philadelphia, PA 19106. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

                               VOTING INFORMATION

Proxies are being solicited from shareholders of each of the International GDP Fund and the Worldwide Fund by the Trustees of Fifth Third Funds for the Special Meeting of shareholders to be held on October 30, 2003, at 3435 Stelzer Road, Columbus, Ohio 43219 at 9:00 a.m., Eastern time, or at such later time made necessary by adjournment. This Combined Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about September 18, 2003. The costs of the proxy materials and proxy solicitations will be borne by Fifth Third Bank and/or Fifth Third Asset Management, Inc. A proxy may be revoked at any time at or before the meeting by submitting to Fifth Third Funds a subsequently dated proxy, delivering a written notice of revocation to Fifth Third Funds at 3435 Stelzer Road, Columbus, Ohio 43219 or as otherwise described in the "Introduction" above. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposals set forth in Proposal 1 of the Notice of Special Meeting to implement the reorganization of each of the International GDP Fund and the Worldwide Fund by the transfer of all of its assets to the International Equity Fund, in exchange for Fifth Third Institutional, Advisor*, Class A, Class B or Class C Shares of the International Equity Fund and the assumption by the International Equity Fund of all of the liabilities of each of the International GDP Fund and the Worldwide Fund followed by the dissolution and liquidation of each of the International GDP Fund and the Worldwide Fund and the distribution of Shares to the shareholders of each of the International GDP Fund and the Worldwide Fund. All International GDP Fund and Worldwide Fund shareholders will receive Shares of the Fifth Third Class (Institutional, Advisor*, Class A, Class B, or Class C) that corresponds to the Class of each of the International GDP Fund and the Worldwide Fund Shares that they hold (Institutional, Advisor, Class A, Class B, or Class C, respectively). The Transaction contemplated by the Plan of Reorganization will be consummated only if: (1) a quorum is present (except as otherwise provided by law, to constitute a quorum for the transaction of business at a shareholders' meeting, there must be present, in person or by proxy, holders of a majority of the total number of shares of each of the International GDP Fund and the Worldwide Fund then outstanding and entitled to vote at the meeting); (2) approved by the affirmative vote of a majority of votes cast by each of the International GDP Fund and the Worldwide Fund voting as a Fund, as described above; and (3) the other closing conditions set forth in the Reorganization Plan are satisfied. In the event the shareholders do not approve the reorganization, the Trustees of Fifth Third Funds will consider possible alternative arrangements in the best interests of Fifth Third Funds and its shareholders.

Proxies are being solicited by mail. Shareholders of record of each of the International GDP Fund and the Worldwide Fund at the close of business on September 8, 2003, (the "Record Date"), will be entitled to vote at the Special Meeting of shareholders or any adjournment thereof. Each Share is entitled to one vote as of the close of business on September 8, 2003. The holders of a majority of votes attributable to the outstanding voting Shares of a Fifth Third Fund represented in person or by proxy at the meeting will constitute a quorum for such Fund for the meeting, and a majority of the votes cast for each Fund on the Transaction is necessary to approve the Transaction.

As of September 8, 2003, there were outstanding the following amount of Shares of Institutional, Advisor, Class A, Class B or Class C Class of each of the International GDP Fund and the Worldwide Fund:

--------------------------------------------------------------------------------
                      International GDP Fund                   Worldwide Fund
--------------------------------------------------------------------------------
Institutional
--------------------------------------------------------------------------------
Advisor                         N/A
--------------------------------------------------------------------------------
Class A                                                              N/A
--------------------------------------------------------------------------------
Class B                                                              N/A
--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

Votes cast by proxy, telephone, the Internet or in person at the meeting will be counted by the inspector of election appointed by Fifth Third Funds. The inspector of election will count the total number of votes cast "for" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The inspector of election will count Shares represented by proxies that reflect abstentions as Shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum; however, the inspector of election will not count "broker non-votes" (i.e., Shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as Shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. For purposes of determining whether an issue has been approved, abstentions have the effect of a negative vote on the proposal, and broker non-votes are treated as "against" votes in those instances where approval of an issue requires a certain percentage of all votes outstanding, but are given no effect in those instances where approval of an issue requires a certain percentage of the votes constituting the quorum for such issue.

Fifth Third Funds' Trustees know of no matters other than those set forth herein to be brought before the meeting. If, however, any other matters properly come before the meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

As of September 8, 2003, the officers and Trustees of Fifth Third Funds as a group beneficially owned less than 1% of the outstanding Shares of Institutional, Advisor, Class A, Class B or Class C Shares of any of the Fifth Third Funds. [BISYS TO CONFIRM] The information in the following table shows, to the best of the knowledge of Fifth Third Funds, the shareholders who owned of record or beneficially 5% or more of the indicated Fund and Class. The table also shows, as far as practicable, the percentage of record and beneficial ownership of these same shareholders upon consummation of the Transaction calculated on the basis of holdings as of the September 8, 2003 record date. Those shareholders who beneficially own 25% or more of the outstanding Shares of a Fund may be deemed to be controlling persons of that Fund under the 1940 Act. In this context, "control" shall mean (1) the beneficial ownership, either directly or through one or more controlled companies of more than 25% of the voting securities of a company; (2) the acknowledgement or assertion by either the controlled or controlling party of the existence of control; or (3) an adjudication under ss.2(a)(9)of the 1940 Act which has become final, that control exists. [TA AND FIFTH THIRD TO PROVIDE]

-------------------------------------------------------------------------------------------------------------------
                                                    Percent of        Approximate      Approximate     Percent of
                                                    Record            Percent of       Percent of      Beneficial
                                                    Ownership         Beneficial       Record          Ownership
                                                    as of             Ownership as     Ownership Upon  Upon
Name and Address                                    9/8/2003          of 9/8/2003      Consummation    Consummation
-------------------------------------------------------------------------------------------------------------------
Fifth Third International GDP Fund
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Fifth Third Worldwide Fund
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Fifth Third International Equity Fund
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

* Advisor shares of the International Equity Fund will be offered effective November 7, 2003.

THE BOARD OF TRUSTEES OF FIFTH THIRD FUNDS, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMEND APPROVAL OF THE REORGANIZATION PLAN

As demonstrated below, Fifth Third Bank is deemed a controlling person of the Fifth Third International GDP Fund [and the Fifth Third Worldwide Fund].

With respect to the effect of this control on the voting rights of other security holders, Fifth Third Bank's vote may determine the outcome of each proposal.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                   APPENDIX A

                                FIFTH THIRD FUNDS

                       FIFTH THIRD INTERNATIONAL GDP FUND,
                         FIFTH THIRD WORLDWIDE FUND AND
                      FIFTH THIRD INTERNATIONAL EQUITY FUND

                             PLAN OF REORGANIZATION

         This Plan of Reorganization having been approved by the Board of Trustees of Fifth Third Funds is made as of August 12, 2003, by Fifth Third Funds, on behalf of Fifth Third International GDP Fund, Fifth Third Worldwide Fund and Fifth Third International Equity Fund (the "Plan"). The capitalized terms used herein shall have the meaning ascribed to them in this Plan.

OVERVIEW OF PLAN OF REORGANIZATION

         (a) Each of Fifth Third International GDP Fund ("International GDP Fund") and Fifth Third Worldwide Fund ("Worldwide Fund") will sell, assign, convey, transfer and deliver to Fifth Third International Equity Fund ("International Equity Fund"), and International Equity Fund will acquire, on the Exchange Date, all of the properties and assets existing at the Valuation Time in each of International GDP Fund and Worldwide Fund.

         In consideration therefor, International Equity Fund shall, on the Exchange Date, assume all of the liabilities of each of International GDP Fund and Worldwide Fund and transfer to each of International GDP Fund and Worldwide Fund a number of full and fractional units of beneficial interest ("Shares") (such Shares being Institutional, Advisor1, Class A, Class B or Class C Shares) of International Equity Fund having an aggregate net asset value equal to the value of the assets of each of International GDP Fund and Worldwide Fund transferred to International Equity on such date less the value of all of the liabilities of each of International GDP Fund and Worldwide Fund assumed by International Equity on that date. It is intended that the reorganization described in this Plan shall be a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

         (b) Upon consummation of the transaction described in paragraph (a) of this Plan, each of International GDP Fund and Worldwide Fund in complete liquidation shall distribute to its respective shareholders of record as of the Exchange Date the International Equity Fund Shares received by it, each shareholder being entitled to receive that number of such International Equity Fund Shares equal to the proportion which the number of Shares of each of International GDP Fund and Worldwide Fund held by such shareholder bears to the number of such Shares of each of International GDP Fund and Worldwide Fund outstanding on such date. International GDP Fund and Worldwide Fund shareholders of record holding Institutional, Advisor, Class A, Class B or Class C Shares will receive Institutional, Advisor1, Class A, Class B or Class C Shares, respectively, of International Equity Fund.

FACTUAL BASIS OF THE PLAN

         1. REPRESENTATIONS AND WARRANTIES OF FIFTH THIRD FUNDS Each of Fifth Third Funds, International GDP Fund, Worldwide Fund and International Equity Fund jointly and severally represents and warrants that:

         (a) Fifth Third Funds is a business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Plan. Each of Fifth Third Funds, International GDP Fund, Worldwide Fund and International Equity Fund is not required to qualify as a foreign association in any jurisdiction. Each of Fifth Third Funds, International GDP Fund, Worldwide Fund and International Equity Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on business as now being conducted and to fulfill the terms of this Plan, except as set forth in Section 1(i).

--------------------
1 Advisor shares of the International Equity Fund will be offered effective November 7, 2003.

         (b) Fifth Third Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open- end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Each of International GDP Fund, Worldwide Fund and International Equity Fund has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code as of and since its first taxable year, and each of the International GDP Fund, Worldwide Fund and International Equity Fund qualifies and will qualify as a regulated investment company at all times through the Exchange Date.

         (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of investments (indicating their market values) for each of International GDP Fund, Worldwide Fund and International Equity Fund for the year ended July 31, 2003, fairly present the financial position of each of International GDP Fund, Worldwide Fund and International Equity Fund as of such date, and said statements of operations and changes in net assets and financial highlights fairly reflect the results of operations, changes in net assets and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles.

         (d) The prospectuses of each of International GDP Fund, Worldwide Fund and International Equity Fund dated November 30, 2002, as filed with the Securities and Exchange Commission (the "Commission") (the "Prospectuses") and the Statement of Additional Information for Fifth Third Funds, dated November 30, 2002, as amended February 28, 2003 (the "Statement of Additional Information") as filed with the Commission, did not as of such date, and will not as of the Exchange Date, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Fifth Third Funds, International GDP Fund, Worldwide Fund or International Equity Fund, overtly threatened against Fifth Third Funds, International GDP Fund, Worldwide Fund or International Equity Fund, which assert liability on the part of Fifth Third Funds, International GDP Fund, Worldwide Fund or International Equity Fund.

         (f) There are no material contracts outstanding to which Fifth Third Funds, International GDP Fund, Worldwide Fund or International Equity Fund is a party, other than as disclosed in Fifth Third's Prospectuses and Statement of Additional Information or in the Registration Statement.

         (g) Each of International GDP Fund and Worldwide Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown on its statement of assets and liabilities as of July 31, 2003, referred to above and those incurred in the ordinary course of the business of Fifth Third Funds as an investment company or International GDP Fund or Worldwide Fund since such date. Prior to the Exchange Date, each of International GDP Fund and Worldwide Fund will advise International Equity Fund of all known material liabilities, contingent or otherwise, incurred by it subsequent to July 31, 2003, whether or not incurred in the ordinary course of business.

         (h) Fifth Third Funds and each of International GDP Fund, Worldwide Fund and International Equity Fund has filed or will file all federal and other tax returns which, to the knowledge of Fifth Third Funds' officers, are required to be filed by International GDP Fund, Worldwide Fund or International Equity Fund, respectively, and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by International GDP Fund, Worldwide Fund or International Equity Fund, respectively. To the best of such officers' knowledge, each of International GDP Fund, Worldwide Fund and International Equity Fund has adequately provided for all tax liabilities on its books, no tax deficiency or liability of International GDP Fund, Worldwide Fund or International Equity Fund has been asserted, and no question with respect thereto has been raised (including by way of audit) by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

         (i) No consent, approval, authorization or order of any governmental authority is required for the consummation by Fifth Third Funds, International GDP Fund, Worldwide Fund or International Equity Fund of the transaction contemplated by this Plan, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws or the HSR Act.

         (j) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 1(i), Fifth Third Funds on behalf of International Equity Fund will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of each of International GDP Fund and Worldwide Fund to be transferred to International Equity Fund pursuant to this Plan.

         (k) The Registration Statement, the Prospectuses and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to Fifth Third Funds, International GDP Fund, Worldwide Fund and International Equity

Fund: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and
(ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) and at the Exchange Date, the Prospectuses, as amended or supplemented by any amendments or supplements filed with the Commission by Fifth Third Funds, International GDP Fund, Worldwide Fund or International Equity Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectuses or the Proxy Statement made in reliance upon and in conformity with information furnished by International GDP Fund, Worldwide Fund or International Equity Fund for use in the Registration Statement, the Prospectuses or the Proxy Statement.

         (l) International Equity Fund Shares to be issued to each of International GDP Fund and Worldwide Fund have been duly authorized and, when issued and delivered pursuant to this Plan and the Prospectuses, will be legally and validly issued and will be fully paid and nonassessable by Fifth Third Funds and no shareholder of Fifth Third Funds will have any preemptive right of subscription or purchase in respect thereof.

         (m) The issuance of International Equity Fund Shares pursuant to this Plan will be in compliance with all applicable federal and state securities laws.

SPECIFICS OF PLAN

         2. REORGANIZATION. (a) Subject to the requisite approval of the shareholders of each of International GDP Fund and Worldwide Fund and to the other terms and conditions contained herein (including each of International GDP Fund's and Worldwide Fund's obligation to distribute to its respective shareholders all of its income and net capital gain described in Section 8(j) hereof), each of International GDP Fund and Worldwide Fund agrees to sell, assign, convey, transfer and deliver to International Equity Fund, and International Equity Fund agrees to acquire from each of International GDP Fund and Worldwide Fund, on the Exchange Date all of the Investments and all of the cash and other assets of each of International GDP Fund and Worldwide Fund in exchange for that number of Shares of International Equity Fund provided for in
Section 3 and the assumption by International Equity Fund of all of the liabilities of each of International GDP Fund and Worldwide Fund. Pursuant to this Plan, each of International GDP Fund and Worldwide Fund will, as soon as practicable after the Exchange Date, distribute in liquidation all of the International Equity Fund Shares received by it to its shareholders in exchange for their respective Shares of each of International GDP Fund and Worldwide Fund.

         (b) Fifth Third Funds, on behalf of each of International GDP Fund and Worldwide Fund, will pay or cause to be paid to International Equity Fund any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to International Equity Fund hereunder. Fifth Third Funds, on behalf of each of International GDP Fund and Worldwide Fund, will transfer to International Equity Fund any rights, stock dividends, or other securities received by each of International GDP Fund and Worldwide Fund after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends, and other securities shall be deemed included in the assets transferred to International Equity Fund at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of each of International GDP Fund and Worldwide Fund acquired by International Equity Fund.

         3. EXCHANGE DATE; VALUATION TIME. On the Exchange Date, International Equity Fund will deliver to each of International GDP Fund and Worldwide Fund a number of International Equity Fund Shares having an aggregate net asset value equal to the value of the assets attributable to each corresponding class of Shares of each of International GDP Fund and Worldwide Fund acquired by International Equity Fund, less the value of the liabilities of each of International GDP Fund and Worldwide Fund assumed, determined as hereafter provided in this Section 3.

         (a) Subject to Section 3(d) hereof, the value of each of International GDP Fund's and Worldwide Fund's net assets will be computed as of the Valuation Time using the valuation procedures for International Equity Fund set forth in the Fifth Third Prospectuses and Fifth Third Statement of Additional Information. In no event shall the same security held by the International GDP Fund or Worldwide Fund and Fifth Third Funds be valued at different prices.

         (b) Subject to Section 3(d) hereof, the net asset value of a Share of International Equity Fund will be determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the Fifth Third Prospectuses for International Equity Fund.

         (c) Subject to Section 3(d), the Valuation Time shall be 4:00 p.m. Eastern Standard time on November 7, 2003, or such earlier or later days as may be established by the proper officers of Fifth Third Funds (the "Valuation Time").

         (d) No formula will be used to adjust the net asset value of International GDP Fund or Worldwide Fund or International Equity Fund to take into account differences in realized and unrealized gains and losses.

         (e) International Equity Fund shall issue its Shares to each of International GDP Fund and Worldwide Fund on one share deposit receipt registered in the name of International GDP Fund and Worldwide Fund, respectively. Each of International GDP Fund and Worldwide Fund shall distribute in liquidation the International Equity Fund Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to Fifth Third Funds' transfer agent which will as soon as practicable set up open accounts for each International GDP Fund and Worldwide Fund shareholder, in accordance with written instructions furnished by International GDP Fund and Worldwide Fund.

         (f) International Equity Fund shall assume all liabilities of each of International GDP Fund and Worldwide Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of each of International GDP Fund and Worldwide Fund or otherwise, except that recourse for assumed liabilities relating to each of International GDP Fund and Worldwide Fund will be limited to International Equity Fund.

         4. EXPENSES, FEES, ETC. (a) Other than accounting fees, all fees and expenses incurred by each of International GDP Fund, Worldwide Fund and/or International Equity Fund as a direct result of the transaction contemplated by this Plan, will be borne by Fifth Third Bank and/or Fifth Third Asset Management, Inc., including the costs of proxy materials, proxy solicitations and legal expenses. Fees and expenses not incurred directly in connection with the consummation of the Transaction will be paid by the party directly incurring such expenses.

          (b) Notwithstanding any other provisions of this Plan, if for any reason the transaction contemplated by this Plan is not consummated, no party shall be liable to the other party for any damages resulting therefrom, including without limitation consequential damages.

         5. PERMITTED ASSETS. Fifth Third Funds, International GDP Fund and Worldwide Fund agree to review the assets of each of International GDP Fund and Worldwide Fund to ensure that at any time prior to the Exchange Date the assets of each of International GDP Fund and Worldwide Fund do not include any assets that International Equity Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by each of International GDP Fund and Worldwide Fund, is unsuitable for International Equity Fund to acquire.

         6. EXCHANGE DATE. Delivery of the assets of each of International GDP Fund and Worldwide Fund to be transferred, assumption of the liabilities of each of International GDP Fund and Worldwide Fund to be assumed, and the delivery of International Equity Fund Shares to be issued shall be made at the offices of Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219, at 9:00 a.m. Eastern standard time on November 10, 2003, or at such other times and dates established by the proper officers of Fifth Third Funds, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

         7. SPECIAL MEETING OF SHAREHOLDERS; DISSOLUTION. (a) Each of International GDP Fund and Worldwide Fund agrees to call a special meeting of the shareholders as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the assets of each of International GDP Fund and Worldwide Fund to and the assumption of all of the liabilities of each of International GDP Fund and Worldwide Fund by International Equity Fund as herein provided, approving this Plan, and authorizing the liquidation and dissolution of each of International GDP Fund and Worldwide Fund, and it shall be a condition to the obligations of each of the parties hereto that the holders of the Shares of each of International GDP Fund and Worldwide Fund shall have approved this Plan and the transaction contemplated herein in the manner required by law and Fifth Third Funds' Declaration of Trust and Bylaws at such a meeting on or before the Valuation Time.

         (b) Each of International GDP Fund and Worldwide Fund agrees that the liquidation of it will be effected in the manner provided in Fifth Third Funds' Declaration of Trust and Bylaws in accordance with applicable law, that it will not make any distributions of any International Equity Fund Shares to the shareholders of each of International GDP Fund and Worldwide Fund without first paying or adequately providing for the payment of all of each of International GDP Fund's and Worldwide Fund's known debts, obligations and liabilities.

         8. CONDITIONS TO BE MET REGARDING THE TRANSACTION. The obligation of International GDP Fund, Worldwide Fund and International Equity Fund to consummate the transactions contemplated by this Plan shall be subject to the following conditions:

         (a) This Plan shall have been adopted and the transaction contemplated hereby, including the liquidation of each of International GDP Fund and Worldwide Fund, shall have been approved by the shareholders of each of International GDP Fund and Worldwide Fund in the manner required by law.

         (b) Each of International GDP Fund and Worldwide Fund shall have furnished to International Equity Fund a statement of each of International GDP Fund's and Worldwide Fund's assets and liabilities, with values determined as provided in Section 3 of this Plan, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on International GDP Fund's and Worldwide Fund's behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of each of International GDP Fund and Worldwide Fund since July 31, 2003, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of Shares of each of International GDP Fund and Worldwide Fund, dividends paid or losses from operations.

         (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of each of International GDP Fund and Worldwide Fund made in this Plan are true and correct in all material respects as if made at and as of such dates, each of International GDP Fund and Worldwide Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to each of such dates, and each of International GDP Fund and Worldwide Fund shall have furnished to International Equity Fund a statement, dated the Exchange Date, signed by Fifth Third Funds' President (or any Vice President) and Treasurer certifying those facts as of such dates.

         (d) There shall not be any material litigation pending with respect to the matters contemplated by this Plan.

         (e) Fifth Third Funds shall have received an opinion of Ropes & Gray LLP dated the Exchange Date to the effect that: (i) Fifth Third Funds is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts, and neither Fifth Third Funds, International GDP Fund, Worldwide Fund nor International Equity Fund is, to the knowledge of such counsel, required to qualify to do business as a foreign association in any jurisdiction; (ii) Fifth Third Funds, International GDP Fund and Worldwide Fund have power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transaction contemplated hereby in accordance with the terms of this Plan, Fifth Third Funds, International GDP Fund and Worldwide Fund will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to International Equity Fund; (iii) the adoption of this Plan did not, and the consummation of the transaction contemplated hereby will not, violate Fifth Third Funds' Declaration of Trust or Bylaws, as amended, or any provision of any agreement known to such counsel to which Fifth Third Funds is a party or by which it is bound; (iv) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Fifth Third Funds of the transaction contemplated hereby, except such as have been obtained under the Securities Act of 1933 (the "1933 Act"), the Securities Exchange Act of 1934 ("the 1934 Act") and the 1940 Act; (v) this Plan has been duly authorized, executed and delivered by Fifth Third Funds and is a valid and binding obligation of Fifth Third Funds; and (vi) the Shares of International Equity Fund to be delivered to each of International GDP Fund and Worldwide Fund as provided for by this Plan are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by Fifth Third Funds and no shareholder of Fifth Third Funds has any preemptive right to subscription or purchase in respect thereof.

         (f) Fifth Third Funds, in behalf of International GDP Fund, Worldwide Fund and International Equity Fund shall have received one or more opinions of Ropes & Gray LLP addressed to International GDP Fund, Worldwide Fund and International Equity Fund and dated the Exchange Date to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for Federal income tax purposes: (i) the transaction will constitute a reorganization within the meaning of Section 368(a) of the Code, and International Equity Fund, International GDP Fund and Worldwide Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by International Equity Fund upon the receipt of the assets of International GDP Fund and Worldwide Fund in exchange for International Equity Fund Shares and the assumption by International Equity Fund of the liabilities of International GDP Fund and Worldwide Fund; (iii) the basis in the hands of International Equity Fund of the assets of International GDP Fund and Worldwide Fund transferred to International Equity Fund in the transaction will be the same as the basis of such assets in the hands of International GDP Fund and Worldwide Fund, respectively, immediately prior to the transfer; (iv) the holding periods of the assets of International GDP Fund and Worldwide Fund in the hands of International

Equity Fund will include the periods during which such assets were held by International GDP Fund and Worldwide Fund, respectively; (v) no gain or loss will be recognized by International GDP Fund or Worldwide Fund upon the transfer of each of International GDP Fund's and Worldwide Fund's assets to International Equity Fund in exchange for International Equity Fund Shares and the assumption by International Equity Fund of the liabilities of International GDP Fund and Worldwide Fund, respectively, or upon the distribution of International Equity Fund Shares by International GDP Fund and Worldwide Fund, respectively, to its shareholders in liquidation; (vi) no gain or loss will be recognized by International GDP Fund or Worldwide Fund shareholders upon the exchange of their International GDP Fund or Worldwide Fund Shares, respectively, for International Equity Fund Shares; (vii) the aggregate basis of International Equity Fund Shares an International GDP Fund or Worldwide Fund shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her International GDP Fund or Worldwide Fund Shares, respectively, exchanged therefor; (viii) an International GDP Fund or Worldwide Fund shareholder's holding period for his or her International Equity Fund Shares will be determined by including the period for which he or she held the International GDP Fund or Worldwide Fund Shares exchanged therefor, provided that he or she held such International GDP Fund or Worldwide Fund Shares as capital assets; and
(ix) International Equity Fund will succeed to, and take into account (subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder) the items of International GDP Fund and Worldwide Fund described in Section 381(c) of the Code.

         (g) The assets of each of International GDP Fund and Worldwide Fund to be acquired by International Equity Fund will include no assets which International Equity Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in Fifth Third Prospectuses and SAI in effect on the Exchange Date, may not properly acquire. Fifth Third Funds shall not change Fifth Third Funds' Declaration of Trust and Fifth Third Prospectuses so as to restrict permitted investments for International Equity Fund except as required by the Commission or any state regulatory authority.

         (h) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Fifth Third Funds, contemplated by the Commission and or any state regulatory authority.

         (i) Fifth Third Funds shall have received from the Commission such order or orders as Ropes & Gray LLP deems reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act in connection with the transaction contemplated hereby, and that all such orders shall be in full force and effect.

         (j) Prior to the Exchange Date, each of International GDP Fund, Worldwide Fund and International Equity Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders (a) all of the excess of (x) its investment income excludable from gross income under Section 103 of the Code over (y) its deductions disallowed under Section 265 and 171 of the Code, (b) all of its investment company taxable income as defined in Section 852 of the Code (computed without regard to any deduction for dividends paid), and (c) all of its net capital gain realized (after reduction for any capital loss carryover), in each case for both the current (which will end on the Exchange
Date) and immediately preceding taxable year.

         (k) Each of International GDP Fund and Worldwide Fund shall have furnished to International Equity Fund a certificate, signed by the President (or any Vice President) and the Treasurer of Fifth Third Funds, as to the tax cost to each of International GDP Fund and Worldwide Fund of the securities delivered to International Equity Fund pursuant to this Plan, together with any such other evidence as to such tax cost as International Equity Fund may reasonably request.

         (l) Fifth Third Funds shall have received from the custodian of Fifth Third Funds a certificate identifying all of the assets of each of International GDP Fund and Worldwide Fund held by such custodian as of the Valuation Time.

         (m) The transfer agent of Fifth Third Funds shall have provided to Fifth Third Funds (i) a record specifying the number of Shares of each of International GDP Fund and Worldwide Fund outstanding as of the Valuation Time and (iii) a record specifying the name and address of each holder of record of any such Shares of International GDP Fund and Worldwide Fund and the number of International GDP Fund and Worldwide Fund Shares held of record by each such shareholder as of the Valuation Time. International GDP Fund's and Worldwide Fund's transfer agent shall also have provided Fifth Third Funds with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent.

         (n) Fifth Third Funds, on behalf of International Equity Fund, shall have executed and delivered an Assumption of Liabilities dated as of the Exchange Date pursuant to which International Equity Fund will assume all of the liabilities of each of International GDP Fund and Worldwide Fund existing at the Valuation Time in connection with the transaction contemplated by this Plan.

         (o) Fifth Third Funds, on behalf of International GDP Fund and Worldwide Fund, shall have executed and delivered an instrument of transfer ("Transfer Document") and any other certificates or documents Fifth Third Funds may deem necessary or desirable to transfer each of International GDP Fund's and Worldwide Fund's entire right, title and interest in and to the Investments and all other assets of each of International GDP Fund and Worldwide Fund.

         9. NO BROKER, ETC. There is no person who has dealt with Fifth Third Funds, International GDP Fund, Worldwide Fund or International Equity Fund who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transaction contemplated by this Plan.

         10. TERMINATION. Fifth Third Funds may, by consent of its Trustees, terminate this Plan, and Fifth Third Funds, after consultation with counsel, may modify this Plan in any manner deemed necessary or desirable.

         11. COVENANTS, ETC. DEEMED MATERIAL. All covenants, agreements, representations and warranties made under this Plan and any certificates delivered pursuant to this Plan shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

         12. SOLE PLAN; AMENDMENTS. This Plan supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

         13. RULE 145. Pursuant to Rule 145 under the 1933 Act, Fifth Third Funds will, in connection with the issuance of any Shares of the International Equity Fund to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

THESE SHARES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO FIFTH THIRD FUNDS OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR
(ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO FIFTH THIRD FUNDS SUCH REGISTRATION IS NOT REQUIRED.

and, further, Fifth Third Funds will issue stop transfer instructions to Fifth Third Funds' transfer agent with respect to such International Equity Fund Shares.

         14. FIFTH THIRD FUNDS' DECLARATION OF TRUST Fifth Third Funds is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "Fifth Third Funds" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Fifth Third Funds personally, but bind only the assets of Fifth Third Funds and all persons dealing with any series or funds of Fifth Third Funds, such as International Equity Fund, must look solely to the assets of Fifth Third Funds belonging to such series or funds for the enforcement of any claims against Fifth Third Funds.

AS ADOPTED ON AUGUST 12, 2003

                                 PROXY STATEMENT

                                FIFTH THIRD FUNDS

Q.       WHY IS THE BOARD OF TRUSTEES PROPOSING TO ELECT FIVE TRUSTEES?

A. Under the Investment Company Act of 1940 (the "1940 Act"), the Funds' Board of Trustees (the "Board") may fill vacancies on the Board of Trustees or appoint new Trustees only if, immediately thereafter, at least two-thirds of the Trustees will have been elected by shareholders. Currently, one of the Funds' four Trustees has not been elected by shareholders. This means that no further Trustees may be brought on to the Board through appointment. The Trustees have determined that the size of the Board should be expanded to five members in light of a number of considerations, including the desire to appoint an audit committee financial expert to the Board. If all Trustees standing for election are approved by shareholders, 80% of the Board will consist of Trustees who are not "interested" under the 1940 Act. This is a percentage that meets or exceeds all applicable legal and industry standards.

Q.       WHY IS THE BOARD PROPOSING TO AMEND AND RESTATE THE DECLARATION OF
         TRUST ?

A. The proposed changes to the Declaration of Trust would eliminate an unnecessary and unduly burdensome requirement and provide the Trustees with more flexibility and broader authority to take advantage of certain regulatory developments.

Q. WHY IS THE BOARD PROPOSING TO CHANGE FUNDAMENTAL INVESTMENT LIMITATIONS REGARDING INTER-FUND LENDING AND DIVERSIFICATION?

A. We are asking you to approve these changes to make the investment limitations easier to understand and to provide the Funds with greater investment flexibility.

Q. WHY IS THE BOARD PROPOSING TO AMEND AND RESTATE THE INVESTMENT ADVISORY CONTRACT ?

A. The Funds and the investment advisor are seeking exemptive relief from the Securities and Exchange Commission ("SEC") to permit the investment advisor, subject to certain conditions, including the prior approval of the Board and shareholders of each Fund, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of a Fund without shareholder approval (the "Manager of Managers Structure"). The Board has issued such prior approval, and we now seek your prior approval by asking you to approve the Amended and Restated Investment Advisory Contract that provides for the employment of the Manager of Managers Structure with respect to each Fund.

Q.       WHAT IF I DO NOT RETURN MY PROXY VOTING BALLOT?

         In order to conduct the Shareholder Meeting, a quorum must be present, in person or by proxy. A quorum is defined as representation of over 50% of the shares outstanding for the Funds as of October 30, 2003. In the event that not enough shareholders return the enclosed proxy ballot card to achieve quorum, we will be forced to incur additional expenses associated with additional solicitations. In order to avoid additional costs, please return the completed proxy ballot as soon as possible.

Q.       HOW DOES THE BOARD SUGGEST THAT I VOTE?

         After careful consideration, the Board of Trustees of the Funds, including the independent members, recommends that you vote "FOR" electing the five nominees, "FOR" the approval of the Amended and Restated Declaration of Trust, "FOR" the change to a fundamental investment limitation regarding inter-fund lending, "FOR" the approval of the Amended and Restated Investment Advisory Contract, and "FOR" the change to a fundamental investment limitation regarding diversification. The Board also wishes to urge you to vote and return all the proxy ballot cards you receive.

Q.       WHO SHOULD I CALL WITH QUESTIONS ABOUT THIS PROXY?

A. If you have any questions regarding this proxy, please contact the Funds directly at 1-800-282-5706.

               THE INFORMATION PROVIDED IN THIS "Q&A" IS SUPPORTED
                  BY DISCLOSURES CONTAINED IN THE ACCOMPANYING
                                 PROXY STATEMENT

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219

                            A MEETING OF SHAREHOLDERS
                         TO BE HELD ON OCTOBER 30, 2003

                                 PROXY STATEMENT

The enclosed proxy is solicited on behalf of the Board of Trustees (the "Trustees") of the Fifth Third Funds (each a "Fund," and collectively, the "Funds"). The proxy is revocable at any time before it is voted by sending written notice of the revocation or a subsequently executed proxy to the Funds at the above address or by appearing personally and electing to vote on October 30, 2003 at the Meeting of Shareholders of the Fund at 9:00 a.m. (Eastern Time) at 3435 Stelzer Road, Columbus, Ohio 43219. The cost of preparing and mailing the Notice of Meeting, the proxy card, this proxy statement and any additional proxy material has been or is to be borne by the Funds. Proxy solicitations will be made primarily by mail, but may also be made by telephone, telegraph, or personal interview conducted by certain officers or employees of the Funds [FIFTH THIRD TO PROVIDE 3RD PARTY PROXY SOLICITATION DETAILS]. In the event that the Shareholder signs and returns the proxy ballot, but does not indicate a choice as to any of the items on the proxy ballot, the proxy attorneys will vote those Shares in favor of such proposal(s).

Only Shareholders of record at the close of business on September 8, 2003 will be entitled to vote at the Meeting. On September 8, 2003, the Funds had outstanding the following number of Shares, each Share being entitled to one vote, and each fractional Share being entitled to a proportionate fractional vote on each matter to be acted upon at the Meeting: [BISYS TO PROVIDE]

                   International GDP Fund                   Worldwide Fund
                       Institutional:                       Institutional:
                          Class A:                             Advisor:
                          Class B:                             Class C:
                          Class C:

The Funds' Declaration of Trust and Bylaws do not provide for annual shareholder meetings, and no such meetings are planned for 2003. Proposals that shareholders would like to have included in a proxy statement for any future meeting must be received by the Fund within a reasonable period of time prior to printing and mailing proxy material for such meeting.

Investment Advisor-- Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, MD 1090-EF, Cincinnati, Ohio 45263.

Administrator - Fifth Third Bank, 38 Fountain Square Plaza, MD 1090-EF, Cincinnati, Ohio 45263.

Distributor - Fifth Third Funds Distributor, Inc, 3435 Stelzer Road, Columbus, Ohio 43219.

As of September 8, 2003, the Funds believe that Fifth Third Bank and its bank affiliates had investment authority with respect to ___% of the Funds' Shares. As a consequence, Fifth Third Bank may be deemed to be a controlling person of the Fund under the 1940 Act. [BISYS AND FIFTH THIRD TO PROVIDE]

As of September 8, 2003, to the knowledge of the Fund's management, the Officers and Trustees of the Funds owned less than 1% of the outstanding Shares of the Funds, and such Officers and Trustees, as a group, owned less than 1% of the outstanding Shares of the Funds.

The following table sets forth, as of September 8, 2003 (unless otherwise indicated), the beneficial ownership of each current Trustee, each nominee for Trustee, each of the executive officers, the executive officers and Trustees as a group, and each shareholder known to management of the Funds to own beneficially more than 5% of the outstanding Shares of the Funds. Unless otherwise indicated, the Funds believe that the beneficial owner set forth in the table has sole voting and investment power. [BISYS AND FIFTH THIRD TO PROVIDE]

                             INTERNATIONAL GDP FUND

For purposes of determining the presence of a quorum and counting votes on the matters presented, Shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the Meeting. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the affirmative vote necessary to approve the matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions and non-votes as if they were votes against the proposal.

The Funds' executive offices are located at 3435 Stelzer Road, Columbus, Ohio 43219.

A copy of the Funds' Annual Report dated July 31, 2002, and Semi-Annual Report dated January 31, 2003, is available upon request and may be obtained without cost by calling 1-800-282-5706.

                                  INTRODUCTION

This Meeting is being called for the following purposes: (2) to elect five Trustees to the Funds' Board of Trustees, (3) to approve an Amended and Restated Declaration of Trust , (4a) to approve a change to a fundamental investment limitation regarding inter-fund lending, (5) to approve an Amended and Restated Investment Advisory Contract, (6a) to approve a change to a fundamental investment limitation regarding diversification, and (7) to transact such other business as may properly come before the Meeting or any adjournment thereof.

Approval of Proposal 2 requires the affirmative vote of the majority of votes cast by the Trust. Approval of Proposal 3 requires the affirmative vote of the majority of outstanding shares of the Trust. Approval of Proposals 4a and 6a requires the affirmative vote of the majority of outstanding shares as to each Fund. Approval of Proposal 5 requires the affirmative vote of the lesser of: (a) 67% or more of the outstanding Shares of the Funds present at the Meeting, if the holders of more than 50% of the outstanding Shares are present or represented by proxy, or (b) more than 50% of the outstanding Shares of the Funds.

                     PROPOSAL (2)--ELECTION OF FIVE TRUSTEES
                         TO THE FUNDS' BOARD OF TRUSTEES

Proposal 1 relates to the election of Trustees of the Funds. The Board proposes the election of the five nominees named in the table below. Each nominee, including those who are not "interested persons" of the Funds as that term is defined by the Investment Company Act of 1940 ("1940 Act") ("Independent Trustees"), has indicated his or her willingness to serve if elected. If elected, each nominee will hold office until the next meeting of shareholders or until his or her successor is elected and qualified. Unless you give contrary instructions on the enclosed proxy card, your shares will be voted FOR the election of the five nominees. If any of the nominees should withdraw or otherwise become unavailable for election, your shares will be voted FOR such other nominee or nominees as the Board may recommend.

TRUSTEE INFORMATION

The Trustees and nominees of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the following table. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

-----------------------------------------------------------------------------------------------------------------------------
                                                 TERM OF OFFICE          PRINCIPAL          NUMBER OF               OTHER
                              POSITION(S)          AND LENGTH           OCCUPATION      PORTFOLIOS IN FUND      DIRECTORSHIPS
      NAME, ADDRESS             HELD WITH           OF TIME             DURING THE       COMPLEX OVERSEEN           HELD
         AND AGE                THE FUND             SERVED            PAST 5 YEARS          BY TRUSTEE          BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

David J. Durham                 Trustee           Indefinite,     President and Chief           37              None
Birthdate:  5/10/1945                             June 2001-      Executive Officer of
                                                  Present         Clipper Products, Inc.,
                                                                  a wholesale distributor,
                                                                  1997-Present.

J. Joseph Hale Jr.              Trustee           Indefinite,     Vice President, Corporate     37              None
Birthdate:  9/11/1949                             March 2001-     Communications;
                                                  Present         President, Cinergy
                                                                  Foundation, November 2001-
                                                                  Present. President, Cinergy
                                                                  Corp., Cincinnati Gas &
                                                                  Electric Co., The Union
                                                                  Light High & Power Co.,
                                                                  November 2000-October
                                                                  2001.  Vice President,
                                                                  Corporate Communications,
                                                                  August 1996-June 2000.

John E. Jaymont                 Trustee           Indefinite,     AVP, PIANKO, February         37              Printing
Birthdate:  12/5/1944                             October 2001-   2002-Present. Business                        Indentures
                                                  Present         management consultant,                        of America-Web
                                                                  April 2000-February 2002.                     Offset Assoc.,
                                                                  President, Metroweb Corp.                     Director & Master
                                                                  (publications printing),                      Printers of
                                                                  1997-2000.                                    America, Director.

David J. Gruber                 Trustee           First Time      Ohio Arts & Sports            37              None
Birthdate:  8/19/63                               Nominee         Facilities Commission
                                                                  (state funding oversight
                                                                  agency), CFO, April 2003 -
                                                                  Present. Ohio Expositions
                                                                  Commission (state fair
                                                                  and expo center), Finance
                                                                  Director, April 1996 -
                                                                  April 2003.

INTERESTED TRUSTEE

Edward Burke Carey*             Chairman -        Indefinite,     President of Carey Realty     37              The Foundation
Birthdate:  7/2/1945            Board of          January 1989    Investments, Inc.                             of the Catholic
                                Trustees          -Present                                                      Diocese of
                                                                                                                Columbus-Trustee
                                                                                                                Ohio and Kentucky
                                                                                                                Chapters of the
                                                                                                                Counselors of
                                                                                                                Real Estate-
                                                                                                                Trustee, Chairman.

* Mr. Carey is treated by the Fund as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Fund and the Investment
         Advisor. Mr. Carey is an "interested person" because of his business transactions with Fifth Third Bank and its affiliates. Mr. Carey's wife owns shares of Fifth Third Bank. For Trustees who are not Independent
         Trustees, positions held with affiliated persons of the Fund (other than as set forth above) are listed in the following table.

                                          POSITIONS HELD WITH AFFILIATED PERSONS
                      NAME                 OR PRINCIPAL UNDERWRITERS OF THE FUND

               Edward Burke Carey                          None

This table shows the number of shares of each fund beneficially owned by each nominee as of December 31, 2002. In cases where the amount owned in any class of a fund is more than 1% of the fund's or class' assets, as applicable, the percentage owned is also noted.

                                                                                                        AGGREGATE DOLLAR
                                                                                                         RANGE OF EQUITY
                                                                                                       SECURITIES  IN ALL
                                                                                                        FUNDS OVERSEEN OR
     NAME OF TRUSTEE                               DOLLAR RANGE OF EQUITY                               TO BE OVERSEEN BY
       OR NOMINEE                                   SECURITIES IN THE FUND                             TRUSTEE OR NOMINEE
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
David J. Durham                        Fifth Third Bond Fund: $10,001 - $50,000                        $50,001 - $100,000
                                       Fifth Third Mid Cap Growth Fund: $10,001 - $50,000
                                       Fifth Third Multi Cap Value Fund: $10,001 - $50,000
                                       Fifth Third Quality Growth Fund: $10,001 - $50,000

J. Joseph Hale, Jr.                    None                                                                   None

John E. Jaymont                        [_______]                                                            [_______]

David J. Gruber                        None                                                                   None

INTERESTED TRUSTEE
Edward Burke Carey                     Fifth Third Large Cap Opportunity Fund: $50,001 - $100,000          >$100,000*
                                       Fifth Third Quality Growth Fund: > $100,000*
                                       Fifth Third Prime Money Market Fund: $1 - $10,000
                                       Fifth Third Balanced Fund: $10,001 - $50,000
                                       Fifth Third International Equity Fund: $1 - $10,000
                                       Fifth Third Mid Cap Growth Fund: > $100,000*
                                       Fifth Third Technology Fund: $1 - $10,000
                                       Fifth Third Government Money Market Fund: $10,001 - $50,000

*    denotes greater than $100,000

For Trustees and nominees who are Independent Trustees, this table provides information as of December 31, 2002 concerning the beneficial ownership of each Trustee or nominee and his immediate family members in securities of the Investment Advisor and the Funds' principal underwriter or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Investment Advisor or the Funds' principal underwriter.

                             NAME OF
                            OWNERS AND
        NAME OF           RELATIONSHIP TO
        TRUSTEE             TRUSTEE OR                                                    VALUE OF            PERCENT OF
       OR NOMINEE             NOMINEE             COMPANY          TITLE OF CLASS        SECURITIES              CLASS
---------------------------------------------------------------------------------------------------------------------------
David J. Durham                None                None                 None                None                 None

J. Joseph Hale, Jr.            None                None                 None                None                 None

John E. Jaymont

David J. Gruber                None                None                 None                None                 None

The compensation table below sets forth the total compensation paid to the Trustees by the Funds for the fiscal year ended July 31, 2003.

                                                                     PENSION OR                                  TOTAL
                                                                     RETIREMENT                            COMPENSATION FROM
                                                                  BENEFITS ACCRUED        ESTIMATED         THE FUNDS AND
         NAME OF                      AGGREGATE                      AS PART OF        ANNUAL BENEFITS       FUND COMPLEX
    PERSON, POSITION          COMPENSATION FROM THE FUNDS           FUND EXPENSES      UPON RETIREMENT     PAID TO TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES           Board          Audit Committee

David J. Durham               $23,000             $2,500                None                None                $25,500

J. Joseph Hale, Jr.           $23,000             $2,500                None                None                $25,500

John E. Jaymont               $23,000             $4,000                None                None                $27,000

David J. Gruber                None                None                 None                None                 None
INTERESTED TRUSTEE

Edward Burke Carey            $29,000              None                 None                None                $29,000

BOARD COMMITTEES AND MEETINGS

The Trust has an Audit Committee created in December 2000. The members of the Audit Committee are David J. Durham, J. Joseph Hale, Jr., and John E. Jaymont, all of whom are Independent Trustees. The Audit Committee will review financial statements and other audit-related matters for the Trust on an annual basis (and, as necessary, more frequently). The Audit Committee met three (3) times during the most recent full fiscal year.

The Trust also has a Nominations Committee comprised of David J. Durham, J. Joseph Hale, Jr., and John E. Jaymont, all of whom are Independent Trustees. The Nominations Committee meets as often as it deems appropriate for the primary purpose of nominating persons to serve as members of the Board of Trustees. The Nominations Committee did not meet during the Trust's most recent full fiscal year (but did meet subsequently on August 12, 2003 for purposes of nominating the one nominee discussed herein). The Nominations Committee will consider nominees recommended by shareholders. Such recommendations should be sent to the Nominations Committee at 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

The Trust does not have a standing compensation committee or any committee performing similar functions.

With respect to the most recent full fiscal year, the Board of Trustees held four (4) regular meetings and no (0) special meetings. During the most recent full fiscal year, no incumbent Trustee attended less than 75% of the total number of Board meetings held during the time he was a Trustee and the number of meetings held by all committees of the Board on which he served during the time he was a member of such committee. The Trustees receive fees and expenses for each meeting of the Board of Trustees attended.

OFFICERS

The officers of the Funds, their current addresses, the position they hold with the Funds, their term of office and length of time served and a description of their principal occupations during the past five years are listed in the following table (if no address is listed, the address is 38 Fountain Square Plaza, Cincinnati, Ohio 45263):

      NAME, ADDRESS            POSITION(S) HELD WITH     TERM OF OFFICE AND               PRINCIPAL OCCUPATION
         AND AGE                     THE FUND           LENGTH OF TIME SERVED           DURING THE  PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
C. David Bunstine                 President             Indefinite, March        Employee of BISYS Fund Services Limited
Birthdate:  7/30/1965                                   2003-Present             Partnership since December 1987.

Russell D. Ungerman               Vice President        Indefinite, September    Trust Officer of Fifth Third Bank, 1998-
Birthdate:  2/9/1971                                    2002-Present             Present.  Trust Officer of Wilmington Trust
                                                                                 Co., 1994-1998.

Rodney L. Ruehle                  Vice President        Indefinite, September    Employee of BISYS Fund Services
Birthdate:  4/26/1968             and Secretary         2001-Present             Limited Partnership since August 1995.

Adam S. Ness                      Treasurer             Indefinite, September    Employee of BISYS Fund Services Limited
Birthdate:  10/14/1972                                  2001-Present             Partnership since June 1998. Prior to that
                                                                                 ime, employee of KPMG LLP.

Warren Leslie                     Assistant Secretary   Indefinite, September    Employee of BISYS Funds Service Limited
Birthdate:  2/13/1962             and Assistant         2001-Present             Partnership since May 1995.
                                  Treasurer

For officers of the Funds, positions held with affiliated persons or principal underwriters of the Trust (other than as set forth above) are listed in the following table:

                                  POSITIONS HELD WITH AFFILIATED PERSONS
    NAME                          OR PRINCIPAL UNDERWRITERS OF THE FUND
    -------------------------------------------------------------------------------------
    C. David Bunstine             BISYS Fund Services, Vice President, Client Services

    Russell Ungerman              Fifth Third Bank, Trust Officer

    Rodney L. Ruehle              BISYS Fund Services, Director, Compliance Services

    Adam S. Ness                  BISYS Fund Services, Vice President, Financial Services

    Warren Leslie                 BISYS Fund Services, Director, Client Services

The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. Fifth Third Bank receives fees from the Funds for acting as Administrator. BISYS Fund Services LP receives fees from the Funds for acting as Sub-Administrator and BISYS Fund Services Ohio, Inc. receives fees from the Funds for acting as Sub-Transfer Agent and for providing fund accounting services to the Funds.

INDEPENDENT AUDITORS.
--------------------

Pricewaterhouse Coopers LLP ("PwC"), independent accountants, has been selected by the Audit Committee and appointed by the Board as the independent auditor of the Funds for the current fiscal year. A representative of PwC [is][is not] expected to be present at the Meeting , [will][will not] have the opportunity to make a statement and [is][is not] expected to be available to respond to appropriate questions.

On April 10, 2002, the Audit Committee, on behalf of the Funds, terminated Arthur Andersen LLP ("Arthur Andersen") as the Funds' independent auditor. The principal accountant's report on the financial statements of the Funds for either of the past two years has not contained an adverse opinion or a disclaimer of opinion, nor were either qualified or modified as to uncertainty, audit scope or accounting principles. Between August 1, 2000 and April 10, 2002, there were no disagreements between the Funds and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, had any such disagreement not been resolved to the satisfaction of Arthur Andersen, would have caused Arthur Andersen to make reference to the subject matter of the disagreement in connection with its report. On April 10, 2002, the Audit Committee appointed PwC as the Fund's independent auditor, subject to the receipt by the Funds of an acceptable fee schedule. On September 19, 2002, the Board of Trustees approved the appointment of PwC as the Funds' independent auditor.

The following table sets forth the aggregate fees billed for professional services rendered by PwC during the Funds' most recent full fiscal year:

                         FINANCIAL INFORMATION SYSTEMS
      AUDIT FEES        DESIGN AND IMPLEMENTATION FEES           ALL OTHER FEES
      -------------------------------------------------------------------------
       $295,250                      $N/A                            $77,451

The fees disclosed under "Financial Information Systems Design and Implementation Fees" and "All Other Fees" include fees billed for services, if any, rendered during the Funds' most recent full fiscal year to the Fund, the Investment Advisor and to any entity controlling, controlled by or under common control with the Investment Advisor that provided services to the Fund. [In selecting PwC, the Audit Committee considered, in addition to other practices and requirements relating to the selection of the Funds' auditors, whether the non-audit services covered in the table above under "Financial Information System Design and Implementation Fees" and "All Other Fees" performed by PwC for the Fund, the Investment Advisor and certain related parties are compatible with maintaining the independence of PwC as the Funds' principal accountants.]

REQUIRED VOTE AND BOARD OF TRUSTEES' RECOMMENDATION

The Trust as a whole must approve this Proposal. This means that approval of this Proposal requires the affirmative vote of the majority of votes cast by the Trust as a whole.

The Trustees unanimously recommend that Shareholders of the Funds vote to elect the five nominees to the Board of Trustees.

     PROPOSAL (3)--APPROVAL OF AN AMENDED AND RESTATED DECLARATION OF TRUST

The Trustees have approved, and are recommending that Shareholders approve, an Amended and Restated Declaration of Trust for the Trust. The Amended and Restated Declaration of Trust, which will be in the form attached to this proxy statement as Appendix B, has been marked to show changes from the Trust's existing Declaration of Trust. The proposed changes to the Declaration of Trust would eliminate an unnecessary and unduly burdensome requirement and provide the Trustees with more flexibility and broader authority to take advantage of certain regulatory developments.

Set forth below is a description of the proposed amendments:

         1. Amendment to Eliminate Need to Amend the Declaration of Trust to Establish New Series and Classes of Shares. The Declaration of Trust would be amended to permit the Trustees to establish new series and classes of the Trust without the need to amend the Declaration of Trust. Presently, the Declaration of Trust lists each of the Trust's currently designated series and classes and provides that the Declaration of Trust must be amended by a majority vote of the Trustees of the Trust in order to establish any additional series or class. The current Declaration of Trust does not require a shareholder vote to amend the Declaration of Trust when adding new series or classes. The proposed amendment would allow the Trustees to create new series and classes without the necessity of the time and expense of amending the Declaration of Trust.

         2. Amendment to Requirements Regarding Sub-Advisory Agreements. The Declaration of Trust would be amended to give the Trust's adviser the right to enter into sub-advisory agreements, subject to applicable legal requirements under the Investment Company Act of 1940 (the "1940 Act"). Presently, the Declaration of Trust provides that the Trust's adviser may only enter into a sub-advisory agreement with respect to a series of the Trust "subject to a Majority Shareholder Vote by the relevant Series or Class". The proposed amendment would eliminate the "subject to a Majority Shareholder Vote" requirement and allow the Trust's adviser to enter into sub-advisory agreements to the extent permitted by the 1940 Act. This amendment would give the Trust's adviser the flexibility to enter into sub-advisory agreements without the necessity of the time and expense of obtaining a shareholder vote, unless such vote is required by the 1940 Act. Normally, a shareholder vote would be required, however, the proposed amendment would permit the Trust to take advantage of statutory or regulatory changes and developments. For instance, if the Trust were to obtain a "manager-of-managers" exemptive order from the Securities and Exchange Commission, the Trust's adviser would be permitted to hire and fire subadvisers with respect to each series of the Trust without a shareholder vote.

         3. Amendments Conforming the Name of the Trust. The Declaration of Trust would be amended in various sections to reflect the current name of the Trust. Presently, the Declaration of Trust contains references to "Fountain Square," the prior name of the Trust. The proposed amendment is intended to make conforming name changes that were not made by prior amendments.

The descriptions of the principal provisions of the existing and proposed Declaration of Trust set forth above are summaries and are not complete. Please read the form of Amended and Restated Declaration of Trust which is attached to this proxy statement as Appendix B for a complete description of the changes being proposed.

REQUIRED VOTE AND BOARD OF TRUSTEES' RECOMMENDATION

Approval of this Proposal requires an affirmative vote of a majority of the outstanding shares of the Trust.

The Trustees unanimously recommend that Shareholders of the Funds vote to approved the Amended and Restated Declaration of Trust.

   PROPOSAL (4A)--APPROVAL OF A CHANGE TO A FUNDAMENTAL INVESTMENT LIMITATION
                          REGARDING INTER-FUND LENDING

This proposal relates to amending the Funds' fundamental policy with respect to making loans. The proposed change will enhance the policy and permit the Funds to more easily respond to changes in the laws and regulations governing investment companies and developments in the mutual fund industry.

If this proposal is approved, the Funds will be able to lend money to the extent permitted by order of the SEC. The current lending policy of each Fund is as follows:

         The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

Under this current lending policy, the Funds are not permitted to lend cash to other Funds of the Trust. The proposed policy below, will permit such lending, subject to applicable SEC limitations, and will thereby enhance the ability of the Funds to earn higher rates of interest on short-term loans.

         The Funds will not lend any of their respective assets except that (i) cash may be lent to other Funds of the Trust subject to applicable SEC limitations and (ii) portfolio securities up to one-third of the value of total assets may be lent to third parties. The preceding limitation shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

REQUIRED VOTE AND BOARD OF TRUSTEES' RECOMMENDATION

Each Fund as a whole must approve this Proposal. This means that approval of this Proposal requires the affirmative vote of the majority of votes cast by each Fund.

The Trustees unanimously recommend that Shareholders of the Funds vote to approve a change to a fundamental investment limitation regarding inter-fund lending.

[Proposal 4b is not included in the Combined Prospectus/Proxy Statement or the Proxy Statement that follows as that proposal does not relate to the International GDP Fund or the Worldwide Fund. Shareholders of other Fifth Third Funds will receive a separate document with that proposal.]

 PROPOSAL (5)--APPROVAL OF AN AMENDED AND RESTATED INVESTMENT ADVISORY CONTRACT

On August 12, 2003, the Trustees, including a majority of the Trustees who are not interested persons of the Funds, as defined in the 1940 Act, unanimously approved on behalf of the Funds the proposed Amended and Restated Investment Advisory Contract between the Fund and Fifth Third Asset Management, Inc. ("FTAM"). A copy of the proposed Amended and Restated Investment Advisory Contract is included as Appendix C to this proxy statement. Other than a new contract date, the proposed Amended and Restated Investment Advisory Contract differs from the current investment advisory contract in one respect only - it provides that the manager of managers structure, as described below, applies to each Fund in the Trust.

Here are some of the factors you should consider in determining whether to approve the proposed Amended and Restated Investment Advisory Contract:

         o The Board of Trustees has unanimously approved the proposed Amended and Restated Investment Advisory Contract;

         o The proposed Amended and Restated Investment Advisory Contract will permit a Fund to hire, terminate and replace sub-advisors more efficiently according to the judgment of the Board, Independent Trustees, and the investment advisor; and

         o Other than a new contract date and the manager of managers provision, there will be no material difference between the current investment advisory contract and the proposed Amended and Restated Investment Advisory Contract.

CURRENT INVESTMENT ADVISORY CONTRACT

At the present time, FTAM serves as investment advisor to the Funds pursuant to an investment advisory contract dated February 28, 2003 (the "Current Investment Advisory Contract"). The Current Investment Advisory Contract was last approved by the Board on September 18, 2002 and submitted to a shareholder vote on March 28, 2003 (consent of sole shareholder of the Fifth Third Small Cap Value Fund). The Current Investment Advisory Contract will continue in effect as to the Fund from year to year, if such continuance is approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Fund as defined in the 1940 Act and, in either case, by a majority of the Trustees who are not interested persons as defined in the 1940 Act, by vote cast in person at a meeting called for such purpose. The Current Investment Advisory Contract may be terminated as to the Fund at any time on 60 days' written notice without penalty by the Trustees or by vote of a majority of the outstanding shares of the Fund as defined in the 1940 Act. The Current Investment Advisory Contract also terminates automatically in the event of any assignment, as defined in the 1940 Act.

Under the Current Investment Advisory Contract, FTAM may make the day-to-day investment decisions for the Fund or employ a sub-advisor at its expense to provide day-to-day management. Regardless of whether it employs a sub-advisor, FTAM continuously reviews, supervises and administers the Fund's investment programs. As consideration for its services, FTAM is entitled to the following fees (based on a Fund's average daily net assets):

-------------------------------------------------------------------------------------------------------------------
                                                     Assets As Of Fiscal
                                                     Year Ended
Fund                                                 July 31, 2003              Investment Advisory Fee Rate
-------------------------------------------------------------------------------------------------------------------
                                                                           Contractual          Actual (in effect
                                                                                                as of 7/31/03)
-------------------------------------------------------------------------------------------------------------------
Fifth Third International GDP Fund                   $208,328,466.42       0.75 of 1%           0.75 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Worldwide Fund                           19,456,475.42         1%                   1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Prime Money Market Fund                  2,004,917,598.89      0.40 of 1%           0.40 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Government Money Market Fund             452,497,315.02        0.40 of 1%           0.40 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Municipal Money Market Fund              252,518,294.43        0.50 of 1%           0.15 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Quality Growth Fund                      1,037,493,981.46      0.80 of 1%           0.80 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Disciplined Large Cap Value  Fund        354,359,344.22        0.80 of 1%           0.80 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Balanced Fund                            270,057,351.36        0.80 of 1%           0.80 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Mid Cap Growth Fund                      378,399,904.34        0.80 of 1%           0.80 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third International Equity Fund                165,293,117.01        1% (assets up to     1% (assets up to
                                                                           $1 billion);         $1 billion);
                                                                           0.85 of  1%          0.85 of (assets
                                                                           1% (assets           > $1 billion)
                                                                           > $1 billion)
-------------------------------------------------------------------------------------------------------------------
Fifth Third Technology Fund                          37,090,945.72         1%                   1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Intermediate Bond Fund                   816,889,618.63        0.55 of 1%           0.55 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Bond Fund                                333,528,274.76        0.60 of 1%           0.60 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third U.S. Government Bond Fund                72,068,195.61         0.55 of 1%           0.44 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Municipal Bond Fund                      78,388,401.01         0.55 of 1%           0.55 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Ohio Municipal Bond Fund                 188,150,968.13        0.55 of 1%           0.55 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third U.S. Treasury Money Market Fund          1,644,905,253.16      0.40 of 1%           0.25 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Strategic Income Fund                    141,803,832.69        1%                   1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Multi Cap Value Fund                     255,321,601.92        1%                   1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Micro Cap Value Fund                     149,734,564.09        1%                   1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Institutional Government
  Money Market Fund                                  616,998,680.77        0.40 of 1%           0.25 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Institutional Money Market Fund          766,023,376.49        0.40 of 1%           0.10 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Michigan Municipal Money Market Fund     247,823,613.39        0.40 of 1%           0.40 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Small Cap Growth Fund                    410,716,599.80        0.70 of 1%           0.70 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Equity Index Fund                        621,378,838.98        0.30 of 1%           0.25 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Large Cap Core Fund                      203,151,520.90        0.70 of 1%           0.70 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Short Term Bond Fund                     524,204,487.41        0.50 of 1%           0.50 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Michigan Municipal Bond Fund             132,880,703.08        0.45 of 1%           0.45 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Intermediate Municipal Bond Fund         311,023,413.45        0.55 of 1%           0.55 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Ohio Tax Exempt Money Market Fund        --                    0.40 of 1%           0.00% currently
                                                                                                not offered
-------------------------------------------------------------------------------------------------------------------
Fifth Third Large Cap Opportunity Fund               23,999,752.35         0.80 of 1%           0.80 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third LifeModel Conservative FundSM            36,398,661.95         0.15 of 1%           0.03 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third LifeModel Moderately Conservative FundSM 69,960,766.48         0.15 of 1%           0.03 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third LifeModel Moderate FundSM                116,494,977.92        0.15 of 1%           0.03 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third LifeModel Moderately Aggressive FundSM   110,475,294.13        0.15 of 1%           0.03 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third LifeModel Aggressive FundSM              46,629,510.55         0.15 of 1%           0.03 of 1%
-------------------------------------------------------------------------------------------------------------------
Fifth Third Small Cap Value Fund                     73,270,653.13         0.90 of 1%           0.90 of 1%
-------------------------------------------------------------------------------------------------------------------

PROPOSED AMENDED AND RESTATED INVESTMENT ADVISORY CONTRACT

With the exception of the contract date and the provision with respect to the manager of managers structure described below, the proposed Amended and Restated Investment Advisory Contract is identical in all material respects to the Current Investment Advisory Contract.

The Funds and the investment advisor are seeking exemptive relief from the Securities and Exchange Commission ("SEC" ) to permit the investment advisor, subject to certain conditions, including the prior approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of a Fund without shareholder approval (the "Manager of Managers Structure"). If exemptive relief is obtained from the SEC, the investment advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the investment advisor. With respect to the Fifth Third Small Cap Value Fund, prior approval was obtained from the Board at a meeting held on September 18, 2002 and from the sole shareholder at the Fifth Third Small Cap Value Fund's organizational meeting held on March 28, 2003. As a result, the Current Investment Advisory Contract permits FTAM to employ the Manager of Managers Structure with respect to the Small Cap Value Fund upon receipt of the exemptive order from the SEC.

At a Board meeting held on August 12, 2003, the Board unanimously approved the Amended and Restated Investment Advisory Contract, which provides for the employment of the Manager of Managers Structure with respect to each Fund and also determined that is in the best interests of shareholders of such Funds to approve the Amended and Restated Investment Advisory Contract. In reaching this conclusion, the Board determined that the Manager of Managers Structure will provide two principal benefits to shareholders. First, it will reduce fund expenses to the extent that a Fund employing the Manager of Managers Structure will not have to prepare and solicit proxies each time a sub-advisory agreement is entered into or materially amended. Second, it will enable a Fund employing the Manager of Managers Structure to operate more efficiently. In particular, it will permit a Fund to hire, terminate and replace sub-advisors more efficiently according to the judgment of the Board, Independent Trustees, and FTAM. [R&G TO CONFIRM]

In the event that holders of a majority of the outstanding Shares of any Fund (as defined in the 1940 Act) do not vote in the affirmative with respect to the proposed Amended and Restated Investment Advisory Contract, the Trustees will consider such further action as they may determine to be in the best interests of the Funds' Shareholders.

                             ADDITIONAL INFORMATION

INFORMATION ABOUT THE ADVISOR

FTAM, a registered investment advisor under the Investment Advisers Act of 1940, is located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263, and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is in turn a wholly-owned subsidiary of Fifth Third Bancorp. FTAM (and its predecessors), with a team of approximately 22 investment strategists and portfolio managers, 13 equity and fixed income research analysts, and 6 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975. As of June 30, 2003, FTAM had approximately $13.1 billion of assets under management in the Fifth Third Funds.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Percent of Voting
Entity                                Address                                                  Basis of Control   Shares Owned by
                                                                                                                  Immediate Parent
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                   38 Fountain Square Plaza, Cincinnati, Ohio 45263         Holding Company    100%
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Financial Corporation     38 Fountain Square Plaza, Cincinnati, Ohio 45263         Parent Company     100%
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bank                      38 Fountain Square Plaza, Cincinnati, Ohio 45263         Parent Company     100%
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Asset Management, Inc.    38 Fountain Square Plaza, Cincinnati, Ohio 45263         N/A
------------------------------------------------------------------------------------------------------------------------------------

The name, address, and principal occupation of the principal executive officer and each director of FTAM are as follows [FIFTH THIRD TO PROVIDE]:

Name and Address      Position(s) held with FTAM           Principal Occupation
-------------------------------------------------------------------------------






[FIFTH THIRD TO PROVIDE THE NAME OF ANY OFFICER OR DIRECTOR OF THE TRUST WHO IS AN OFFICER, EMPLOYEE, DIRECTOR OR SHAREHOLDER OF FTAM]

No Trustee of the Trust has made a purchase or sale, or has had any material interest, direct or indirect, in any material transaction or in any material proposed transaction with, FTAM or its affiliates since the beginning of the Trust's most recent fiscal year. No officer of the Trust owns securities or has any other material direct or indirect interest in FTAM or its affiliates. [R&G TO CONFIRM]

INFORMATION ABOUT THE ADMINISTRATOR AND DISTRIBUTOR

Fifth Third Bank (the "Administrator"), 38 Fountain Square, Cincinnati, Ohio 45263, serves as the Trust's Administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

Fifth Third Funds Distributor, Inc. (the "Distributor"), 3435 Stelzer Road, Columbus, Ohio 43219 serves as the distributor of the Funds' shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

PORTFOLIO TRANSACTIONS

During the Trust's fiscal year ended July 31, 2003 the Trust paid $7,233,678.83 in brokerage commissions. Fifth Third Securities, Inc., an affiliated broker, was paid $180,692.80.

REQUIRED VOTE AND BOARD OF TRUSTEES' RECOMMENDATION

Each Fund as a whole must approve this Proposal. This means that approval of this Proposal requires the affirmative vote of : (a) 67% or more of the Shares of each Fund as a whole present at the Meeting, if the holders of more than 50% of the outstanding Shares are present or represented by proxy; or (b) more than 50% of the outstanding Shares of each Fund as a whole, whichever is less.

The Trustees unanimously recommend that Shareholders of the Funds vote to approve the Amended and Restated Investment Advisory Contract.

    PROPOSAL (6A)--APPROVAL OF AMENDMENT TO FUNDAMENTAL INVESTMENT LIMITATION
                            REGARDING DIVERSIFICATION

The current fundamental policy of the Funds concerning diversification states that:

         With respect to 75% of the value of their respective total assets, none of the Funds (with the exception of the Ohio Municipal Bond Fund) will purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. None of the Funds (other than the Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund) will acquire more than 10% of the outstanding voting securities of any one issuer.

The Trustees and the investment advisor recommend that shareholders of the Funds vote to replace the current fundamental policy of the Funds concerning diversification with a comparable fundamental policy as follows:

         Each of the Funds (except the Fifth Third Select Stock Fund and the Ohio Municipal Bond Fund) may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Should shareholders of the Funds approve the change above, the following explanation to the policy will be added:

         Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.

These changes are intended to make the policy easier to understand and to reflect any new requirements of the Investment Company Act of 1940, and the rules and regulations thereunder as such requirements arise.

REQUIRED VOTE AND BOARD OF TRUSTEES' RECOMMENDATION

Each Fund as a whole must approve this Proposal. This means that approval of this Proposal requires the affirmative vote of the majority of votes cast by each Fund.

The Trustees unanimously recommend that Shareholders of the Funds vote to approve a change to a fundamental investment limitation regarding diversification.

[Proposal 6b is not included in the Combined Prospectus/Proxy Statement or the Proxy Statement that follows as that proposal does not relate to the International GDP Fund or the Worldwide Fund. Shareholders of other Fifth Third Funds will receive a separate document with that proposal.]

    PROPOSAL (7)--OTHER MATTERS AND DISCRETION OF PERSONS NAMED IN THE PROXY

While the Meeting is called to act upon any other business that may properly come before it, at the date of this proxy statement the only business which the management intends to present or knows that others will present is the business mentioned in the Notice of a Meeting. If any other matters lawfully come before the Meeting, and in all procedural matters at said Meeting, it is the intention that the enclosed proxy shall be voted in accordance with the best judgment of the persons named as proxies, or their substitutes, present and acting at the Meeting.

If at the time any session of the Meeting is called to order, a quorum is not present, in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the Meeting to a later date. In the event that a quorum is present, but sufficient votes in favor of one or more of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies with respect to any such proposal. All such adjournments will require the affirmative vote of a majority of the Shares present in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of the proposal, in favor of such an adjournment, and will vote those proxies required to be voted against the proposal, against any such adjournment. A vote may be taken on one or more of the proposals in this proxy statement prior to any such adjournment if sufficient votes for its approval have been received and it is otherwise appropriate.

Shareholder proposals to be presented at any future meeting of Shareholders of the Funds must be received by the Funds a reasonable time before the Funds' solicitation of proxies for that meeting in order for such proposals to be considered for inclusions in the proxy materials relating to that meeting.

If you do not expect to attend the Meeting, please sign your proxy card promptly and return it in the enclosed envelope to avoid unnecessary expense and delay. No postage is necessary. Shareholders may also vote by telephone or the Internet.

YOUR VOTE IS IMPORTANT. YOU CAN HELP THE FUNDS AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY:

MARKING, SIGNING, DATING, AND RETURNING THE ENCLOSED PROXY. (THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES). SHAREHOLDER MAY ALSO VOTE BY TELEPHONE OR THE INTERNET.

IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE VOTE BY ONE OF THE ABOVE METHODS SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE MEETING.

                                 APPENDIX INDEX

Amended and Restated Declaration of Trust                     Appendix B

Amended and Restated Investment Advisory Contract             Appendix C

                                   APPENDIX B
                                Fifth Third Funds

                                     FORM OF
                              Declaration of Trust

                                TABLE OF CONTENTS

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ARTICLE I.  NAMES AND DEFINITIONS                                                                                     3
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   Section 1.  Name                                                                                                   3
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   Section 2.  Definitions                                                                                            3
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ARTICLE II.  PURPOSE OF TRUST                                                                                         2
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ARTICLE III.  BENEFICIAL INTEREST                                                                                     2
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   Section 1.  Shares of Beneficial Interest                                                                          2
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   Section 2.  Ownership of Shares                                                                                    2
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   Section 3.  Investment in the Trust                                                                                2
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   Section 4.  No Pre-emptive Rights                                                                                  3
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   Section 5.  Establishment and Designation of Series or Class                                                       3
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ARTICLE IV.  THE TRUSTEES                                                                                             4
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   Section 1.  Management of the Trust                                                                                4
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   Section 2.  Election of Trustees at Meeting of Shareholders                                                        4
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   Section 3.  Term of Office of Trustees                                                                             5
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   Section 4.  Termination of Service and Appointment of Trustees                                                     5
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   Section 5.  Number of Trustees                                                                                     5
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   Section 6.  Effect of Death, Resignation, etc. of a Trustee                                                        5
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   Section 7.  Ownership of Assets                                                                                    5
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ARTICLE V.  POWERS OF THE TRUSTEES                                                                                    6
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   Section 1.  Powers                                                                                                 6
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   Section 2.  Principal Transactions                                                                                 8
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   Section 3.  Trustees and Officers as Shareholders                                                                  8
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   Section 4.  Parties to Contract                                                                                    8
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ARTICLE VI.  TRUSTEES' EXPENSES AND COMPENSATION                                                                      8
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   Section 1.  Trustee Reimbursement                                                                                  8
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   Section 2.  Trustee Compensation                                                                                   9
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ARTICLE VII.  INVESTMENT ADVISER, ADMINISTRATIVE SERVICES, PRINCIPAL UNDERWRITER AND TRANSFER_AGENT                   9
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   Section 1.  Investment Adviser                                                                                     9
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   Section 2.  Administrative Services                                                                                9
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   Section 3.  Principal Underwriter                                                                                  9
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   Section 4.  Transfer Agent                                                                                        10
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ARTICLE VIII.  SHAREHOLDERS' VOTING POWERS AND MEETINGS                                                              10
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   Section 1.  Voting Powers                                                                                         10
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   Section 2.  Meetings                                                                                              10
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   Section 3.  Quorum and Required Vote                                                                              10
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   Section 4.  Additional Provisions                                                                                 11
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ARTICLE IX.  CUSTODIAN                                                                                               11
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                                       67

ARTICLE X.  DISTRIBUTIONS AND REDEMPTIONS                                                                            11
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   Section 1.  Distributions                                                                                         11
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   Section 2.  Redemptions and Repurchases                                                                           11
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   Section 3.  Net Asset Value of Shares                                                                             12
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   Section 4.  Suspension of the Right of Redemption                                                                 12
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   Section 5.  Trust's Right to Redeem Shares                                                                        12
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ARTICLE XI.  LIMITATION OF LIABILITY AND INDEMNIFICATION                                                             13
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   Section 1.  Limitation of Personal Liability and Indemnification of Shareholders                                  13
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   Section 2.  Limitation of Personal Liability of Trustees,Officers, Employees or Agents of the Trust               13
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   Section 3.  Express Exculpatory Clauses and Instruments
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   13

ARTICLE XII.  MISCELLANEOUS                                                                                          14
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   Section 1.  Trust is not a Partnership                                                                            14
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   Section 2.  Trustee Action Binding, Expert Advice, No Bond or Surety                                              14
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   Section 3.  Establishment of Record Dates                                                                         14
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   Section 4.  Termination of Trust                                                                                  14
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   Section 5.  Offices of the Trust, Filing of Copies, Headings, Counterparts                                        15
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   Section 6.  Applicable Law                                                                                        15
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   Section 7.  Amendments-- General                                                                                  15
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   Section 8.  Amendments-- Series                                                                                   16
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   Section 9.  Use of Name                                                                                           16
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                              AMENDED AND RESTATED

                              DECLARATION OF TRUST

                                FIFTH THIRD FUNDS
                        (formerly Fountain Square Funds)


                    Dated September 15, 1988___________, 2003

                  This AMENDED AND RESTATED AGREEMENT AND DECLARATION OF TRUST made at Boston, Massachusetts this __th day of ______, 2003 (as so amended and restated, the "Declaration of Trust") by the Trustees hereunder and by the holders of shares of beneficial interest issued and to be issued hereunder as hereinafter provided, amending and restating the Declaration of Trust dated September 15, 1988, by J. Christopher Donahue, Frank Polefrone and Byron F. Bowman.1988 and amended November 25, 1988, May 16, 1989, March 13, 1991, June 10, 1991, June 5, 1992, March 5, 1993, March 29, 1994, December 15, 1993,
January 23, 1996, June 17, 1997, December 31, 1997, March 23, 1998, October 22,
1998, July 14, 1999, February 18, 2000, April 1, 2000, April 5, 2001, June 12,
2002 and September 18, 2002 (the "Amended Declaration of Trust").

         WHEREAS, the Trustees desire to establish a trust fund for the investment and reinvestment of funds contributed theretopursuant to Section 7 of
Article XII of the Amended Declaration of Trust the Trustees of the Trust have determined that the Amended Declaration of Trust should be amended;

         WHEREAS, the establishment and designation of those Series and Classes identified in Section 5 of Article III of the Amended Declaration of Trust remain effective, subject to the authority of the Trustees to modify the designation, rights and preferences of such Series and Classes; and

         WHEREAS, the shareholders have duly approved this Declaration of Trust;

         NOW, THEREFORE, the Trustees of this Trust direct that this Declaration of Trust be filed with the Secretary of State of The Commonwealth of Massachusetts and that this Declaration of Trust shall take effect as of the date of filing.

         WIINESSETH that

         WHEREAS, this Trust has been formed to carry on the business of an investment company; and

         WHEREAS, the Trustees have agreed to manage all property owning into their hands as trustees of a Massachusetts voluntary association with transferable shares in accordance with the provisions hereinafter set forth;


         NOW, THEREFORE, the Trustees declare that all money and property contributed to the trust fund hereunder shall be held and managed under this Declaration of Trust IN TRUST as herein set forth below.

                                    ARTICLE I

                              NAMES AND DEFINITIONS

                  Section 1.  Name.
                  ---------   ----

                  This Trust shall be known as Fifth Third Funds.

                  Section 2.  Definitions.
                  ---------   -----------

                  Wherever used herein, unless otherwise required by the context or specifically provided:

                                    (a) The terms "Affiliated Person,"
                  "Assignment," "Commission, "Interested Person," "Majority Shareholder Vote" (the 67% or 50% requirement of Section 2(a)(42) of the 1940 Act, whichever may be applicable) and "Principal Underwriter" shall have the meanings given them in the 1940 Act, as amended from time to time;

                                    (b)  The "Trust" refers to Fifth Third
                  Funds;


                                    (c) "Class" refers to a classthe division of
                  Shares established and designated underrepresenting any series into two or more classes as provided in accordance with the provisions of Article III, Section 1 hereof;

                                    (d) "Series" refers to a series ofthe one or
                  more separate investment portfolios of the Trust into which the assets and liabilities of the Trust may be divided and the Shares established and designated under or in accordance with the provisions of Article IIIthe Trust representing the beneficial interest of

                  Shareholders in such respective portfolios;


                                    (e) "Series Company" refers to the form of a
                  registered open-end investment company described in Section 18(f)(2) of the 1940 Act or in any successor statutory provision;

                                    (f)  "Shareholder" means a record owner of
                  Shares of any Series or Class;

                                    (g) The "Trustees" refer to the individual
                  Trustees in their capacity as Trustees hereunder of the Trust and their successor or successors for the time being in office as such Trustees;

                                    (h) "Shares" means the equal proportionate
                  units of interest into which the beneficial interest in the Trust shall be divided from time to time, or if more than one Series or Class of Shares is authorized by the Trustees, the equal proportionate units into which each Series or Class of Shares shall be divided from time to time and includes fractions of Shares as well as whole Shares; and

                                    (i) The "1940 Act" refers to the Investment
                  Company Act of 1940, and the Rules and Regulations thereunder, (including any exemptions granted thereunder) as amended from time to time.

                                   ARTICLE II

                                PURPOSE OF TRUST

                  The purpose of this Trust is to provide investors a continuous source of managed investments by investing primarily in securities (including options) and also in debt instruments, commodities, commodity contracts and options thereon.

                                   ARTICLE III

                               BENEFICIAL INTEREST

                  Section 1.  Shares of Beneficial Interest.
                  ---------  ------------------------------


                  The Shares of the Trust shall be issued in one or more series as the Trustees may, without Shareholder approval, authorize. The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of Section 5 of this Article III, each Share shall have voting rights as provided in Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X,
Section 1 hereof. The Trustees may, without Shareholder approval, divide the Shares of any Series may be issued inseries into two or more Classes, as the Trustees may authorize pursuant to Article XII, Section 8 hereofclasses. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall repesentrepresent an equal proportionate interest in the assets and liabilities of the Class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.


                  Section 2.  Ownership of Shares.
                  ---------   -------------------

                  The ownership of Shares shall be recorded in the books of the Trust or a transfer agent which books shall be maintained separately for the Shares of each Series or Class. The Trustees may make such rules as they consider appropriate for the transfer of Shares and similar matters. The record books of the Trust or any transfer agent, as the case may be, shall be conclusive as to who are the Shareholders of each Series or Class and as to the number of Shares of each Series or Class held from time to time by each.

                  Section 3.  Investment in the Trust.
                  ---------   -----------------------

                  The Trustees shall accept investments in the Trust from such persons and on such terms as they may from time to time authorize. After the date of the initial contribution of capital (which shall occur prior to the initial public offering of Shares), the number of Shares to represent the initial contribution shall be considered as outstanding and the amount received by the Trustees on account of the contribution shall be treated as an asset of the Trust to be allocated among any Series or Classes in the manner described in Section 5(a) of this Article. Subsequent to such initial contribution of capital, Shares (including Shares which may have been redeemed or repurchased by the Trust) may be issued or sold at a price which will net the relevant Series or Class, as the case may be, before paying any taxes in connection with such issue or sale, not less than the net asset value (as defined in Article X, Section 3) thereof; provided, however, that the Trustees may in their discretion impose a sales charge upon investments in the Trust.

                  Section 4.  No Pre-emptive Rights.
                  ---------   ---------------------

                  Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

                  Section 5.  Establishment and Designation of Series or Class.
                  ---------   ------------------------------------------------


                  Without limiting the authority of the Trustees set forth in
Article XII, Section 8, inter alia, to establish and designate any additional series or class or to modify the rights and preferences of any existing Series or Class, the initial series shall be, and is established and designated as, Fountain Square U.S. Treasury Obligations Fund.

         Fifth Third Government Money Market Fund;

                  Class A Shares;
                  Institutional Shares;

         Fifth Third Prime Money Market Fund;

                  Class A Shares;
                  Class B Shares;
                  Institutional Shares;
                  Advisor Shares;
         Fifth Third Municipal Money Market Fund;

                  Class A Shares;
                  Institutional Shares;
                  Select Shares;
                  Preferred Shares;
                  Trust Shares;

         Fifth Third Quality Growth Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Disciplined Large Cap Value Fund

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;

         Fifth Third Large Cap Opportunity Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;

         Fifth Third Balanced Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Mid Cap Growth Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third International Equity Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;

         Fifth Third Technology Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Intermediate Bond Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;

         Fifth Third Bond Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third U.S. Government Bond Fund;

                  Class A Shares;
                  Class C Shares;
                  Institutional Shares;

         Fifth Third Intermediate Municipal Bond Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;

         Fifth Third Ohio Municipal Bond Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;

         Fifth Third U.S. Treasury Money Market Fund;

                  Institutional Shares;
                  Select Shares;
                  Preferred Shares;
                  Trust Shares;

         Fifth Third Strategic Income Fund;

                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Multi Cap Value Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Worldwide Fund;

                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Micro Cap Value Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Institutional Government Money Market Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Trust Shares;

         Fifth Third Institutional Money Market Fund;

                  Institutional Shares;
                  Select Shares;
                  Preferred Shares;
                  Service Shares;

         Fifth Third Michigan Municipal Money Market Fund;

                  Class A Shares;
                  Institutional Shares;

         Fifth Third International GDP Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;

         Fifth Third Small Cap Growth Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Large Cap Core Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;

         Fifth Third Equity Index Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;
                  Select Shares;
                  Preferred Shares;
                  Trust Shares;

         Fifth Third Short Term Bond Fund;

                  Class A Shares;
                  Institutional Shares;

         Fifth Third Michigan Municipal Bond Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;

         Fifth Third Municipal Bond Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Ohio Tax Exempt Money Market Fund;

                  Class A Shares;
                  Institutional Shares;

         Fifth Third LifeModel Conservative FundSM;

                  Institutional Shares;
                  Class A Shares;
                  Class B Shares;
                  Class C Shares;

         Fifth Third LifeModel Moderately Conservative FundSM;

                  Institutional Shares;
                  Class A Shares;
                  Class B Shares;
                  Class C Shares;

         Fifth Third LifeModel Moderate FundSM;

                  Institutional Shares;
                  Class A Shares;
                  Class B Shares;
                  Class C Shares;

         Fifth Third LifeModel Moderately Aggressive FundSM;

                  Institutional Shares;
                  Class A Shares;
                  Class B Shares;
                  Class C Shares;

         Fifth Third LifeModel Aggressive FundSM;

                  Institutional Shares;
                  Class A Shares;
                  Class B Shares;
                  Class C Shares;


                  Shares of any Series or Class established in this Section 5of the Trust shall have the following relative rights and preferences:


         (a) Assets belonging to Series or Class. All consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

         (b) Liabilities Belonging to Series or Class. The assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or classClass by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

         (c) Dividends, Distributions, Redemptions, Repurchases and Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation, Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in Section 1 of Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

         (d) Voting. Notwithstanding any of the other provisions of this Declaration, including, without limitation, Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

         (e) Fraction. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligations of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

         (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

         (g) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

         (h) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.

                                   ARTICLE IV
                                  THE TRUSTEES

                  Section 1.  Management of the Trust.
                  ---------   -----------------------

                  The business and affairs of the Trust shall be managed by the Trustees, and they shall have all powers necessary and desirable to carry out that responsibility. The Trustees who shall serve until the election of Trustees at the Meeting of Shareholders subsequent to the initial public offering of Shares shall be Lee A. Carter, Edward Burke Carey, J. Christopher Donahue, and Albert E. Harris.

                  Section 2.  Election of Trustees at Meeting of Shareholders.
                  ---------   -----------------------------------------------

                  On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to Article IV, Section 5.

                  Section 3.  Term of Office of Trustees.
                  ---------   --------------------------

                  The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.

                  Section 4.  Termination of Service and Appointment of
                  ---------   -----------------------------------------
                              Trustees.
                              ---------

                  In case of the death, resignation, retirement, removal or mental or physical incapacity of any of the Trustees, or in case a vacancy shall, by reason of an increase in number, or for any other reason, exist, the remaining Trustees shall fill such vacancy by appointing such other person as they in their discretion shall see fit. Such appointment shall be effected by the signing of a written instrument by a majority of the Trustees in office. An appointment of a Trustee may be made by the Trustees then in office in anticipation of a vacancy to occur by reason of retirement, resignation or increase in number of Trustees effective at a later date, provided that said appointment shall become effective only at or after the effective date of said retirement, resignation or increase in number of Trustees. As soon as any Trustee so appointed shall have accepted this Trust, the trust estate shall vest in the new Trustee or Trustees, together with the continuing Trustees, without any further act or conveyance, and he shall be deemed a Trustee hereunder. Any appointment authorized by this Section 4 is subject to the provisions of Section 16(a) of the 1940 Act.

                  Section 5.  Number of Trustees.
                  ---------   ------------------

                  The number of Trustees, not less than three (3) nor more than twenty (20) serving hereunder at any time, shall be determined by the Trustees themselves.

                  Whenever a vacancy in the Board of Trustees shall occur, until such vacancy is filled or while any Trustee is physically or mentally incapacitated, the other Trustees shall have all the powers hereunder and the certificate signed by a majority of the other Trustees of such vacancy, absence or incapacity, shall be conclusive, provided, however, that no vacancy which reduces the number of Trustees below three (3) shall remain unfilled for a period longer than six calendar months.

                  Section 6.  Effect of Death, Resignation, etc. of a Trustee.
                  ---------   -----------------------------------------------

                  The death, resignation, retirement, removal, or mental or physical incapacity of the Trustees, or any one of them, shall not operate to annul the Trust or to revoke any existing agency created pursuant to the terms of this Declaration of Trust.

                  Section 7.  Ownership of Assets.
                  ---------   -------------------

                  The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.

                                    ARTICLE V
                             POWERS OF THE TRUSTEES

                  Section 1.  Powers.
                  ---------   ------

                  The Trustees in all instances shall act as principals, and are and shall be free from the control of the Shareholders. The Trustees shall have full power and authority to do any and all acts and to make and execute any and all contracts and instruments that they may consider necessary or appropriate in connection with the management of the Trust or a Series or Class. The Trustees shall not be bound or limited by present or future laws or customs in regard to trust investments, but shall have full authority and power to make any and all investments which they, in their uncontrolled discretion, shall deem proper to accomplish the purpose of this Trust. Without limiting the foregoing, the Trustees shall have the following specific powers and authority, subject to any applicable limitation in this Declaration of Trust or in the By-Laws of the
Trust:

         (a) To buy, and invest funds in their hands in securities including, but not limited to, common stocks, preferred stocks, bonds, debentures, warrants and rights to purchase securities, options, certificates of beneficial interest, money market instruments, notes or other evidences of indebtedness issued by any corporation, trust or association, domestic or foreign, or issued or guaranteed by the United States of America or any agency or instrumentality thereof, by the government of any foreign country, by any State of the United States, or by any political subdivision or agency or instrumentality of any State or foreign country, or in "when-issued" or "delayed-delivery" contracts for any such securities, or in any repurchase agreement or reverse repurchase agreement, or in debt instruments, commodities, commodity contracts and options thereon, or to retain assets belonging to each and every Series or Class in cash, and from time to time to change the investments of the assets belonging to each Series or Class;

         (b) To adopt By-Laws of the Trust not inconsistent with the Declaration of Trust providing for the conduct of the business of the Trust and to amend and repeal them to the extent that they do not reserve that right to the Shareholders;

         (c) To Elect and remove such officers of the Trust and appoint and terminate such agents of the Trust as they consider appropriate;

         (d) To appoint or otherwise engage a bank or trust company as custodian of any assets belonging to any Series or Class subject to any conditions set forth in this Declaration of Trust or in the By-Laws;

         (e) To appoint or otherwise engage transfer agents, dividend disbursing agents, Shareholder servicing agents, investment advisers, sub-investment advisers, principal underwriters, administrative service agents, and such other agents as the Trustees may from time to time appoint or otherwise engage;

         (f) To provide for the distribution of any Shares of any Series or Class either through a principal underwriter in the manner hereinafter provided for or by the Trust itself, or both;

         (g)  To set record dates in the manner hereinafter provided for;

         (h) To delegate such authority as they consider desirable to a committee or committees composed of Trustees, including without limitation, an Executive Committee, or to any officers of the Trust and to any agent, custodian or underwriter;

         (i) To sell or exchange any or all of the assets belonging to one or more Series or Classes, subject to the provisions of Article XII, Section 4(b) hereof;

         (j) To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities or property; and to execute and deliver powers of attorney to such person or persons as the Trustees shall deem proper, granting to such person or persons such power and discretion with relation to securities or property as the Trustees shall deem proper;

         (k) To exercise powers and rights of subscription or otherwise which in any manner arise out of ownership of securities;

         (l) To hold any security or property in a form not indicating any trust, whether in bearer, unregistered or other negotiable form; or either in its own name or in the name of a custodian or a nominee or nominees, subject in either case to proper safeguards according to the usual practice of Massachusetts trust companies or investment companies;

         (m) To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or concern, any security of which belongs to any Series or Class; to consent to any contract, lease, mortgage, purchase, or sale of property by such corporation or concern, and to pay calls or subscriptions with respect to any security which belongs to any Series or Class;

         (n) To engage in and to prosecute, compound, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, demands, and things relating to the Trust, and out of the assets belonging to any Series or Class to pay, or to satisfy, any debts, claims or expenses incurred in connection therewith, including those of litigation, upon any evidence that the Trustees may deem sufficient (such powers shall include without limitation any actions, suits, proceedings, disputes, claims, demands and things relating to the Trust wherein any of the Trustees may be named individually and the subject matter of which arises by reason of business for or on behalf of the Trust);

         (o) To make distributions of income and of capital gains to Shareholders;

         (p)  To borrow money;

         (q) From time to time to issue and sell the Shares of any Series or Class either for cash or for property whenever and in such amounts as the Trustees may deem desirable, but subject to the limitation set forth in
     Section 3 of Article III.

         (r) To purchase insurance of any kind, including, without limitation, insurance on behalf of any person who is or was a Trustee, Officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a Trustee, Director, Officer, agent or employee of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such.

         (s) To sell, exchange, lend, pledge, mortgage, hypothecate, lease, or write options with respect to or otherwise deal in any property rights relating to any or all of the assets belonging to any Series or Class.

         The Trustees shall have all of the powers set forth in this Section 1 with respect to all assets and liabilities of each Series and Class.

         Section 2.  Principal Transactions.
         ---------   ----------------------

         The Trustees shall not cause the Trust on behalf of any Series or Class to buy any securities (other than Shares) from or sell any securities (other than Shares) to, or lend any assets belonging to any Series or Class to any Trustee or officer or employee of the Trust or any firm of which any such Trustee or officer is a member acting as principal unless permitted by the 1940 Act, but the Trust may employ any such other party or any such person or firm or company in which any such person is an interested person in any capacity not prohibited by the 1940 Act.

         Section 3.  Trustees and Officers as Shareholders.
         ---------   -------------------------------------

         Any Trustee, officer or other agent of the Trust or any Series or Class may acquire, own and dispose of Shares of any Series or Class to the same extent as if he were not a Trustee, officer or agent; and the Trustees may issue and sell or cause to be issued or sold Shares of any Series or Class to and buy such Shares from any such person or any firm or company in which he is an interested person subject only to the general limitations herein contained as to the sale and purchase of such Shares; and all subject to any restrictions which may be contained in the By-Laws.

         Section 4.  Parties to Contract.
         ---------   -------------------

         The Trustees may enter into any contract of the character described in
Article VII or in Article IX hereof or any other capacity not prohibited by the 1940 Act with any corporation, firm, trust or association, although one or more of the shareholders, Trustees, officers, employees or agents of the Trust or any Series or Class or their affiliates may be an officer, director, trustee, shareholder or interested person of such other party to the contract, and no such contract shall be invalidated or rendered voidable by reason of the existence of any such relationship, nor shall any person holding such relationship be liable merely by reason of such relationship for any loss or expense to the Trust or any Series or Class under or by reason of said contract or accountable for any profit realized directly or indirectly therefrom, in the absence of actual fraud. The same person (including a firm, corporation, trust or association) may be the other party to contracts entered into pursuant to
Article VII or Article IX or any other capacity not prohibited by the 1940 Act, and any individual may be financially interested or otherwise an interested person of persons who are parties to any or all of the contracts mentioned in this Section 4.

                                   ARTICLE VI

                       TRUSTEES' EXPENSES AND COMPENSATION

         Section 1.  Trustee Reimbursement.
         ---------   ---------------------

         The Trustees shall be reimbursed from the assets belonging to each particular Series or Class for all of such Trustees' expenses as such expenses are allocated to and among any one or more of the Series or Classes pursuant to
Article III, Section 5(b), including, without limitation, expenses of organizing the Trust or any Series or Class and continuing its or their existence; fees and expenses of Trustees and Officers of the Trust; fees for investment advisory services, administrative services and principal underwriting services provided for in Article VII, Sections 1, 2 and 3; fees and expenses of preparing and printing Registration Statements under the Securities Act of 1933 and the 1940 Act and any amendments thereto; expenses of registering and qualifying the Trust and any Series or Class and the Shares of any Series or Class under federal and state laws and regulations; expenses of preparing, printing and distributing prospectuses and any amendments thereto sent to shareholders, underwriters, broker-dealers and to investors who may be considering the purchase of Shares; expenses of registering, licensing or other authorization of the Trust or any Series or Class as a broker-dealer and of its or their officers as agents and salesmen under federal and state laws and regulations; interest expenses, taxes, fees and commissions of every kind; expenses of issue (including cost of share certificates), purchases, repurchases and redemptions of Shares, including expenses attributable to a program of periodic issue; charges and expenses of custodians, transfer agents, dividend disbursing agents, Shareholder servicing agents and registrars; printing and mailing costs; auditing, accounting and legal expenses; reports to Shareholders and governmental officers and commissions; expenses of meetings of Shareholders and proxy solicitations therefor; insurance expenses; association membership dues and nonrecurring items as may arise, including all losses and liabilities by them incurred in administering the Trust and any Series or Class, including expenses incurred in connection with litigation, proceedings and claims and the obligations of the Trust under Article XI hereof and the By-Laws to indemnify its Trustees, Officers, employees, shareholders and agents, and any contract obligation to indemnify principal underwriters under Section 3 of Article VII; and for the payment of such expenses, disbursements, losses and liabilities, the Trustees shall have a lien on the assets belonging to each Series or Class prior to any rights or interests of the Shareholders of any Series or Class. This section shall not preclude the Trust from directly paying any of the aforementioned fees and expenses.

         Section 2.  Trustee Compensation.
         ---------   --------------------

         The Trustees shall be entitled to compensation from the Trust from the assets belonging to any Series or Class for their respective services as Trustees, to be determined from time to time by vote of the Trustees, and the Trustees shall also determine the compensation of all Officers, consultants and agents whom they may elect or appoint. The Trust may pay out of the assets belonging to any Series or Class any Trustee or any corporation, firm, trust or other entity of which a Trustee is an interested person for services rendered in any capacity not prohibited by the 1940 Act, and such payments shall not be deemed compensation for services as a Trustee under the first sentence of this
Section 2 of Article VI.

                                   ARTICLE VII

     INVESTMENT ADVISER, ADMINISTRATIVE SERVICES, PRINCIPAL UNDERWRITER AND
                                 TRANSFER AGENT

         Section 1.  Investment Adviser.
         ---------   ------------------


         Subject to a Majority Shareholder Vote by the relevant Series or Class, the Trustees may in their discretion from time to time enter into an investment advisory contract whereby the other party to such contract shall undertake to furnish the Trustees investment advisory services for such Series or Class upon such terms and conditions and for such compensation as the Trustees may in their discretion determine. Subject to applicable legal requirements under the Investment Company Act of 1940 a Majority Shareholder Vote by the relevant Series or Class, the investment adviser may enter into a sub-investment advisory contract to receive investment advice and/or statistical and factual information from the sub-investment adviser for such Series or Class upon such terms and conditions and for such compensation as the Trustees, in their discretion, may agree. Notwithstanding any provisions of this Declaration of Trust, the Trustees may authorize the investment adviser or sub-investment adviser or any person furnishing administrative personnel and services as set forth in Article VII,
Section 2 (subject to such general or specific instructions as the Trustees may from time to time adopt) to effect purchases, sales or exchanges of portfolio securities belonging to a Series or Class on behalf of the Trustees or may authorize any officer or Trustee to effect such purchases, sales, or exchanges pursuant to recommendations of the investment adviser (and all without further action by the Trustees). Any such purchases, sales and exchanges shall be deemed to have been authorized by the Trustees. The Trustees may also authorize the investment adviser to determine what firms shall be employed to effect transactions in securities for the account of a Series or Class and to determine what firms shall participate in any such transactions or shall share in commissions or fees charged in connection with such transactions.


         Section 2.  Administrative Services.
         ---------   -----------------------

         The Trustees may in their discretion from time to time contract for administrative personnel and services whereby the other party shall agree to provide the Trustees administrative personnel and services to operate the Trust or a Series or Class on a daily basis, on such terms and conditions as the Trustees may in their discretion determine. Such services may be provided by one or more entities.

         Section 3.  Principal Underwriter.
         ---------   ---------------------

         The Trustees may in their discretion from time to time enter into an exclusive or nonexclusive contract or contracts providing for the sale of the Shares of a Series or Class to net such Series or Class not less than the amount provided in Article III, Section 3 hereof, whereby a Series or Class may either agree to sell the Shares to the other party to the contract or appoint such other party its sales agent for such shares. In either case, the contract shall be on such terms and conditions (including indemnification of principal underwriters allowable under applicable law and regulation) as the Trustees may in their discretion determine not inconsistent with the provisions of this Article VII; and such contract may also provide for the repurchase or sale of Shares of a Series or Class by such other party as principal or as agent of the Trust and may provide that the other party may maintain a market for shares of a Series or Class.

         Section 4.  Transfer Agent.
         ---------   --------------

         The Trustees may in their discretion from time to time enter into transfer agency and shareholder services contracts whereby the other party shall undertake to furnish a transfer agency and shareholder services. The contracts shall be on such terms and conditions as the Trustees may in their discretion determine not inconsistent with the provisions of this Declaration of Trust or of the By-Laws. Such services may be provided by one or more entities.

                                  ARTICLE VIII

                    SHAREHOLDERS' VOTING POWERS AND MEETINGS

         Section 1.  Voting Powers.
         ---------   -------------

         Subject to the provisions set forth in Article III, Section 5(d), the shareholders shall have power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in Article VII, Section 1; (iv) with respect to the amendment of this Declaration of Trust as provided in Article XII,
Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

         Section 2.  Meetings.
         ---------   --------

         A Shareholders meeting shall be held as specified in Section 2 of
Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

         Section 3.  Quorum and Required Vote.
         ---------   ------------------------

         Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series or Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this Declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

         Section 4.  Additional Provisions.
         ---------   ---------------------

         The By-Laws may include further provisions for Shareholders' votes and meetings and related matters.

                                   ARTICLE IX

                                    CUSTODIAN

         The Trustees may, in their discretion, from time to time enter into contracts providing for custodial and accounting services to the Trust or any Series or Class. The contracts shall be on the terms and conditions as the Trustees may in their discretion determine not inconsistent with the provisions of this Declaration of Trust or of the By-Laws. Such services may be provided by one or more entities, including one or more sub-custodians.

                                    ARTICLE X

                          DISTRIBUTIONS AND REDEMPTIONS

         Section 1.  Distributions.
         ---------   -------------

         (a) The Trustees may from time to time declare and pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or Class, all upon such terms and conditions as the Trustees may prescribe.

         (b) The Trustees may distribute in respect of any fiscal year as dividends and as capital gains distributions, respectively, amounts sufficient to enable any Series or Class to qualify as a regulated investment company to avoid any liability for federal income taxes in respect of that year.

         (c) The decision of the Trustees as to what constitutes income and what constitutes principal shall be final, and except as specifically provided herein the decision of the Trustees as to what expenses and charges of any Series or Class shall be charged against principal and what against the income shall be final. Any income not distributed in any year may be permitted to accumulate and as long as not distributed may be invested from time to time in the same manner as the principal funds of any Series or Class.

         (d) All dividends and distributions on Shares of a particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.


   Section 2.  Redemptions and Repurchases.
   ---------   ---------------------------


         (a) In case any Shareholder of record of any Series or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

   Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to Section 4 of this Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to
   Section 4 of this Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

         (b) The Trust may purchase Shares of a Series or Class by agreement with the owner thereof at a purchase price not exceeding the net asset value per Share (reduced by any redemption charge) determined (1) next after the purchase or contract of purchase is made or (2) at some later time.

         (c) The Trust may pay the purchase price (reduced by any redemption charge) in whole or in part by a distribution in kind of securities from the portfolio of the relevant Series or Class, taking such securities at the same value employed in determining net asset value, and selecting the securities in such manner as the Trustees may deem fair and equitable.

         Section 3.  Net Asset Value of Shares.
         ---------   -------------------------

         The net asset value of each Share of a Series or Class outstanding shall be determined at such time or times as may be determined by or on behalf of the Trustees. The power and duty to determine net asset value may be delegated by the Trustees from time to time to one or more of the Trustees or Officers of the Trust, to the other party to any contract entered into pursuant to Section 1 or 2 of Article VII or to the custodian or to a transfer agent or other person designated by the Trustees.

         The net asset value of each Share of a Series or Class as of any particular time shall be the quotient (adjusted to the nearer cent) obtained by dividing the value, as of such time, of the net assets belonging to such Series or Class (i.e., the value of the assets belonging to such Series or Class less the liabilities belonging to such Series or Class exclusive of capital and surplus) by the total number of Shares outstanding of the Series or Class at such time in accordance with the requirements of the 1940 Act and applicable provisions of the By-Laws of the Trust in conformity with generally accepted accounting practices and principles.

         The Trustees may declare a suspension of the determination of net asset value for the whole or any part of any period in accordance with the 1940 Act.

         Section 4.  Suspension of the Right of Redemption.
         ---------   -------------------------------------

         The Trustees may declare a suspension of the right of redemption or postpone the date of payment for the whole or any part of any period in accordance with the 1940 Act.

         Section 5.  Trust's Right to Redeem Shares.
         ---------   ------------------------------

         The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.

                                   ARTICLE XI

                   LIMITATION OF LIABILITY AND INDEMNIFICATION

         Section 1.  Limitation of Personal Liability and Indemnification of
         ---------   -------------------------------------------------------
                     Shareholders.
                     ------------

         The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

         No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

         Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

         The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

         Section 2.  Limitation of Personal Liability of Trustees, Officers,
         ---------   -------------------------------------------------------
                     Employees or Agents of the Trust.
                     ---------------------------------

         No Trustee, officer, employee or agent of the Trust shall have the power to bind any other Trustee, officer, employee or agent of the Trust personally. The Trustees, officers, employees or agents of the Trust incurring any debts, liabilities or obligations, or in taking or omitting any other actions for or in connection with the Trust are, and each shall be deemed to be, acting as Trustee, officer, employee or agent of the Trust and not in his own individual capacity.

         Trustees and officers of the Trust shall be liable for their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, as the case may be, and for nothing else.

         Section 3.  Express Exculpatory Clauses and Instruments.
         ---------   -------------------------------------------

         The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any Series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or Class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

                                   ARTICLE XII

                                  MISCELLANEOUS

         Section 1.  Trust is not a Partnership.
         ---------   --------------------------

         It is hereby expressly declared that a trust and not a partnership is created hereby.

         Section 2.  Trustee Action Binding, Expert Advice, No Bond or Surety.
         ---------   --------------------------------------------------------

         The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. Subject to the provisions of Article XI, the Trustees shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and subject to the provisions of Article XI, shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

         Section 3.  Establishment of Record Dates.
         ---------   -----------------------------

         The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

         Section 4.  Termination of Trust.
         ---------   --------------------

                                    (a) This Trust shall continue without
                   limitation of time but subject to the provisions of paragraphs (b), (c) and (d) of this Section 4.

                           (b) The Trustees may, by majority action, with the
                  approval of the holders of more than fifty percent of the outstanding Shares of each Series or Class entitled to vote and voting separately by Series or Class, sell and convey the assets of the Trust or any Series or Class to another trust or corporation. Upon making provision for the payment of all liabilities, by assumption or otherwise, the Trustees shall distribute the remaining proceeds belonging to each Series or Class ratably among the holders of the Shares of that Series or Class then outstanding.

                           (c) Subject to a Majority Shareholder Vote by such
                  Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series or Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

                           (d) Upon completion of the distribution of the
                  remaining proceeds of the remaining assets as provided in paragraphs (b) and (c), the Trust or the applicable Series or Class shall terminate and the Trustees shall be discharged of any and all further liabilities and duties hereunder or with respect thereto and the right, title and interest of all parties shall be canceled and discharged.

Section 5.  Offices of the Trust, Filing of Copies, Headings, Counterparts.
---------   --------------------------------------------------------------

         The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

         Section 6.  Applicable Law.
         ---------   --------------

         The Trust set forth in this instrument is created under and is to be governed by and construed and administered according to the laws of The Commonwealth of Massachusetts. The Trust shall be of the type commonly called a Massachusetts business trust, and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust.

         Section 7.  Amendments-- General.
         ---------   --------------------

         Prior to the initial issuance of Shares pursuant to Section 3 of
Article III, a majority of the Trustees then in office may amend or otherwise supplement this instrument by making a Declaration of Trust supplemental hereto, which thereafter shall form a part hereof. Subsequent to such initial issuance of Shares, amendments or supplements to this instrument may be authorized by a majority of the Trustees then in office and by the holders of a majority of the Shares of all Series and classes then outstanding and entitled to vote thereon (except that any amendments or supplements changing the name of the Trust or pursuant to Section 8 hereunder may be made without shareholder approval), or by any larger vote which may be required by applicable law or this Declaration of Trust in any particular case, which amendment or supplement thereafter shall form a part hereof. Any such amendment or supplement (which may be in the form of a complete restatement) may be evidenced by either (i) a supplemental Declaration of Trust signed by at least a majority of the Trustees then in office or (ii) by a certificate of the President and Secretary of the Trust setting forth such amendment or supplement and certifying that such amendment or supplement has been duly authorized by the Trustees, and if required, by the shareholders. Copies of the supplemental Declaration of Trust or the certificate of the President and Secretary, as the case may be, shall be filed as specified in Section 5 of this Article XII.


         Section 8.  Amendments-- Series.
         ---------   -------------------

         The establishment and designation of any series or class of Shares in addition to those established and designated in Section 5 of Article III hereof shall be effective upon the execution by a majority of the then Trustees of an amendment to this Declaration of Trust, taking the form of a complete restatement or otherwise, setting forth such establishment and designation and the relative rights and preferences of any such Series or Class, or as otherwise provided in such instrument.

         Without limiting the generality of the foregoing, the Declaration of the Trust may be amended to:

                           (a) create one or more Series or Classes of Shares
                  (in addition to any Series or Classes already existing or otherwise) with such rights and preferences and such eligibility requirements for investment therein as the Trustees shall determine and reclassify any or all outstanding Shares as Shares of particular Series or Classes in accordance with such eligibility requirements;

                           (b) combine two or more Series or Classes of Shares
                  into a single Series or Class on such terms and conditions as the Trustees shall determine;

                           (c) change or eliminate any eligibility requirements
                  for investment in Shares of any Series or Class, including without limitation the power to provide for the issue of Shares of any Series or Class in connection with any merger or consolidation of the Trust with another trust or company or any acquisition by the Trust of part or all of the assets of another trust or company;

                           (d) change the designation of any Series or Class of
                  Shares;

                           (e) change the method of allocating dividends among
                  the various Series and Classes of Shares;

                           (f) allocate any specific assets or liabilities of
                  the Trust or any specific items of income or expense of the Trust to one or more Series and Classes of Shares;

                  (g) specifically allocate assets to any or all Series or Classes of Shares or create one or more additional Series or Classes of Shares which are preferred over all other Series or Classes of Shares in respect of assets specifically allocated thereto or any dividends paid by the Trust with respect to any net income, however determined, earned from the investment and reinvestment of any assets so allocated or otherwise and provide for any special voting or other rights with respect to such Series or Classes. Section 9. Use of Name.

         The Trust acknowledges that The Fifth Third Bank has reserved the right to grant the non-exclusive use of the name "Fountain SquareFifth Third" or any derivative thereof to any other investment company, investment company portfolio, investment adviser, distributor, or other business enterprise, and to withdraw from the Trust or one or more Series or Classes any right to the use of the name "FountainFifth SquareThird".

         IN WITNESS WHEREOF, the undersigned have executed this instrument the day and year first above written.

/s/ J. Christopher Donahue                  /s/ Frank Polefrone

J. Christopher Donahue                      Frank Polefrone

--------------------
Edward Burke Carey

/s/ Byron F. Bowman

Byron F. Bowman


-------------------
J. Joseph Hale, Jr.

-------------------
David J. Durham

-------------------
John B. Jaymont

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                   APPENDIX C

                                     FORM OF
                                Fifth Third Funds
                          INVESTMENT ADVISORY CONTRACT

         This Contract is made between Fifth Third Asset Management Inc., (the "Advisor"), and Fifth Third Funds, a Massachusetts business trust having its principal place of business in Columbus, Ohio (the "Trust").

         WHEREAS, the Trust is an open-end management investment company as that term is defined in the Investment Company Act of 1940 and is registered as such with the Securities and Exchange Commission; and

         WHEREAS, the Advisor is engaged in the business of rendering investment advisory and management services.

         NOW, THEREFORE, the parties hereto, intending to be legally bound, agree as follows:

      1. The Trust hereby appoints Advisor as Investment Advisor for each of the portfolios ("Funds") of the Trust on whose behalf the Trust executes an exhibit to this Contract, and Advisor, by its execution of each such exhibit, accepts the appointments. Subject to the direction of the Trustees of the Trust, Advisor shall provide investment research and supervision of the investments of each of the Funds and conduct a continuous program of investment evaluation and of appropriate sale or other disposition and reinvestment of each Fund's assets.

      2. Advisor, in its supervision of the investments of each of the Funds will be guided by each of the Fund's fundamental investment policies and the provisions and restrictions contained in the Declaration of Trust and By-Laws of the Trust and as set forth in the Registration Statement and exhibits as may be on file with the Securities and Exchange Commission.

      3. The Trust shall pay or cause to be paid, on behalf of each Fund, all of the Fund's expenses and the Fund's allocable share of Trust expenses, including without limitation, the expenses of organizing the Trust and continuing its existence; fees and expenses of officers and Trustees of the Trust; fees for investment advisory services and administrative services; fees and expenses of preparing and printing amendments to its Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940; expenses of registering and qualifying the Trust, the Funds and shares of the Funds ("Shares") under Federal and state laws and regulations; expenses of preparing, printing and distributing prospectuses (and any amendments thereto) and sales literature; expenses of registering, licensing, or other authorization of the Trust as a broker-dealer and of its officers as agents and salesmen under federal and state laws and regulations; interest expense, taxes, fees and commissions of every kind; expenses of issue (including cost of Share certificates), purchase, repurchase and redemption of Shares, including expenses attributable to a program of periodic issue; charges and expenses of custodians, transfer agents, dividend disbursing agents, shareholder servicing agents and registrars; printing and mailing costs, auditing, accounting and legal expenses; reports to shareholders and governmental officers and commissions; expenses of meetings of Trustees and shareholders and proxy solicitations therefor; insurance expenses; association membership dues; and such nonrecurring items as may arise, including all losses and liabilities incurred in administering the Trust and the Funds. The Trust will also pay each Fund's allocable share of such extraordinary expenses as may arise, including expenses incurred in connection with litigation, proceedings, and claims and the legal obligations of the Trust to indemnify its officers and Trustees and agents with respect thereto.

      4. The Trust, on behalf of each of the Funds shall pay to Advisor, for all services rendered to such Fund by Advisor hereunder, the fees set forth in the exhibits attached hereto.

      5. The Advisor may from time to time and for such periods as it deems appropriate reduce its compensation (and, if appropriate, assume expenses of one or more of the Funds); (i) to the extent that any Fund's expenses exceed such lower expense limitation; (ii) for any other reason, as the Advisor may, by notice to the Fund, voluntarily declare to be effective.

      6. This Contract shall begin for each Fund on the date that the Trust executes an exhibit to this Contract relating to such Fund. This Contract shall remain in effect for each Fund until the first meeting of Shareholders held after the execution date of an exhibit relating to the respective Fund, and if approved at such meeting by the shareholders of a particular Fund, shall continue in effect for such Fund for two years from the date of its execution and from year to year thereafter, subject to the provisions for termination and all of the other terms and conditions hereof if: (a) such continuation shall be specifically approved at least annually by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Contract or interested persons of any such party (other than as Trustees of the Trust) cast in person at a meeting called for that purpose; and (b) Advisor shall not have notified the Trust in writing at least sixty (60) days prior to the anniversary date of this Contract in any year thereafter that it does not desire such continuation with respect to that Fund.

      7. Notwithstanding any provision in this Contract, it may be terminated at any time with respect to any Fund, without the payment of any penalty, by the Trustees of the Trust or by a vote of the shareholders of that Fund on sixty
(60) days' written notice to Advisor.

      8. (a) This Contract may not be assigned by Advisor and shall automatically terminate in the event of any assignment. Advisor may employ or contract with such other person, persons, corporation or corporations at its own cost and expense as it shall determine in order to assist it in carrying out this Contract, provided that no delegation of advisory responsibilities shall occur which would require approval under the Investment Company Act of 1940.

         (b) Notwithstanding any provision in this Contract, with respect to the Funds, Advisor may, consistent with the terms of the application for an exemptive order filed with the Securities and Exchange Commission on February 5, 2003 and upon receipt of such exemptive order, employ a manager of managers structure. This manager of managers structure permits Advisor, subject to approval by the Board of Trustees of the Trust, to hire any Subadvisor and materially amend any subadvisory contract without obtaining shareholder approval.

      9. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under this Contract on the part of Advisor, Advisor shall not be liable to the Trust or to any of the Funds or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.

      10. (a) Subject to the conditions set forth below, the Trust agrees to indemnify and hold harmless the Advisor and each person, if any, who controls the Advisor within the meaning of Section 15 of the 1933 Act and Section 20 of the Securities Exchange Act of 1934, as amended, against any and all loss, liability, claim, damage and expense whatsoever, (including but not limited to any and all expense whatsoever reasonably incurred in investigating, preparing or defending against any litigation, commenced or threatened, or any claim whatsoever) arising out of or based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or the Prospectus (as from time to time amended and supplemented) or the omission or alleged omission therefrom of a material fact required to be stated therein or necessary to make statements therein not misleading, unless such statement or omission was made in reliance upon and conformity with written information furnished to the Trust with respect to the Advisor by or on behalf of the Advisor expressly for use in the Registration Statement or Prospectus, or any amendment or supplement thereof.

      If any action is brought against the Advisor or any controlling person thereof in respect of which indemnity may be sought against the Trust pursuant to the foregoing paragraph, the Advisor shall promptly notify the Trust in writing of the institution of such action and the Trust shall assume the defense of such action, including the employment of counsel selected by the Trust and payment of expenses. The Advisor or any such controlling person thereof shall have the right to employ separate counsel in any such case, but the fees and expenses of such counsel shall be at the expense of the Advisor or such controlling person unless the employment of such counsel shall have been authorized in writing by the Trust in connection with the defense of such action or the Trust shall not have employed counsel to have charge of the defense of such action, in any of which events such fees and expenses shall be borne by the Trust. Anything in this paragraph to the contrary notwithstanding, the Trust shall not be liable for any settlement of any such claim or action effected without its written consent. The Trust agrees promptly to notify the Advisor of the commencement of any litigation or proceedings against the Trust or any of its officers or Trustees or controlling persons in connection with the issue and sale of shares or in connection with such Registration Statement or Prospectus.

      (b) The Advisor agrees to indemnify and hold harmless the Trust, each of its Trustees, each of its officers who have signed the Registration Statement and each other person, if any, who controls the Trust within the meaning of
Section 15 of the 1933 Act, to the same extent as the foregoing indemnity from the Trust to the Advisor but only with respect to statements or omissions, if any, made in the Registration Statement or Prospectus or any amendment or supplement thereof in reliance upon, and in conformity with, information furnished to the Trust with respect to the Advisor by or on behalf of the Advisor expressly for use in the Registration Statement or Prospectus or any amendment or supplement thereof. In case any action shall be brought against the Trust or any other person so indemnified based on the Registration Statement or Prospectus, or any amendment or supplement thereof, and in respect of which indemnity may be sought against the Advisor, the Advisor shall have the rights and duties given to the Trust, and the Trust and each other person so indemnified shall have the rights and duties given to the Advisor by the provisions of subsection (a) above.

      (c) Nothing herein contained shall be deemed to protect any person against liability to the Trust or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the duties of such person or by reason of the reckless disregard by such person of the obligations and duties of such person under this Contract.

      11. This Contract may be amended at any time by agreement of the parties provided that the amendment shall be approved both by the vote of a majority of the Trustees of the Trust, including a majority of Trustees who are not parties to this Contract or interested persons of any such party to this Contract (other than as Trustees of the Trust), cast in person at a meeting called for that purpose, and on behalf of a Fund by a majority of the outstanding voting securities of such Fund.

      12. The Advisor acknowledges that all sales literature for investment companies (such as the Trust) are subject to strict regulatory oversight. The Advisor agrees to submit any proposed sales literature for the Trust (or any Fund) or for itself or its affiliates which mentions the Trust (or any Fund) to the Trust's distributor for review and filing with the appropriate regulatory authorities prior to the public release of any such sales literature. The Trust agrees to cause its distributors to promptly review all such sales literature to ensure compliance with relevant requirements, to promptly advise Advisor of any deficiencies contained in such sales literature, to promptly file complying sales literature with the relevant authorities, and to cause such sales literature to be distributed to prospective investors in the Trust.

      13. Advisor is hereby expressly put on notice of the limitation of liability as set forth in Article XI of the Declaration of Trust and agrees that the obligations pursuant to this Contract of a particular Fund and of the Trust with respect to that particular Fund be limited solely to the assets of that particular Fund, and Advisor shall not seek satisfaction of any such obligation from the assets of any other Fund, the shareholders of any Fund, the Trustees, officers, employees or agents of the Trust, or any of them.

      14. This Contract shall be construed in accordance with and governed by the laws of the Commonwealth of Pennsylvania.

      15. This Contract will become binding on the parties hereto upon their execution of the attached exhibits to this Contract.

Witness the due execution hereof this ___ day of _____________________, 2003.

                                               Fifth Third Asset Management Inc.

                                               By:___________________
                                                     John Schmitz
                                                     Title:  President

                                               Fifth Third Funds

                                               By:___________________
                                                     Rodney L. Ruehle
                                                     Title: Vice President

                                                 AMENDED: ________________, 2003

                               FORM OF SCHEDULE A
                                     TO THE
                          INVESTMENT ADVISORY CONTRACT

Funds:                                                                          Rate:
------                                                                          -----
Fifth Third Government Money Market Fund                                        0.40 of 1%
Fifth Third Prime Money Market Fund                                             0.40 of 1%
Fifth Third Municipal Money Market Fund                                         0.50 of 1%
Fifth Third Quality Growth Fund                                                 0.80 of 1%
Fifth Third Disciplined Large Cap Value  Fund                                   0.80 of 1%
Fifth Third Balanced Fund                                                       0.80 of 1%
Fifth Third Mid Cap Growth Fund                                                 0.80 of 1%
Fifth Third International Equity Fund                                           1% (assets up to $1 billion)
                                                                                0.85 of 1% (assets > $1 billion)
Fifth Third Technology Fund                                                     1%
Fifth Third Intermediate Bond Fund                                              0.55 of 1%
Fifth Third Bond Fund                                                           0.60 of 1%
Fifth Third U.S. Government Bond Fund                                           0.55 of 1%
Fifth Third Municipal Bond Fund                                                 0.55 of 1%
Fifth Third Ohio Municipal Bond Fund                                            0.55 of 1%
Fifth Third U.S. Treasury Money Market Fund                                     0.40 of 1%
Fifth Third Strategic Income Fund                                               1%
Fifth Third Multi Cap Value Fund                                                1%
Fifth Third Worldwide Fund                                                      1%
Fifth Third Micro Cap Value Fund                                                1%
Fifth Third Institutional Government Money Market Fund                          0.40 of 1%
Fifth Third Institutional Money Market Fund                                     0.40 of 1%
Fifth Third Michigan Municipal Money Market Fund                                0.40 of 1%
Fifth Third International GDP Fund                                              0.75 of 1%
Fifth Third Small Cap Growth Fund                                               0.70 of 1%
Fifth Third Equity Index Fund                                                   0.30 of 1%
Fifth Third Large Cap Core Fund                                                 0.70 of 1%
Fifth Third Short Term Bond Fund                                                0.50 of 1%
Fifth Third Michigan Municipal Bond Fund                                        0.45 of 1%
Fifth Third Intermediate Municipal Bond Fund                                    0.55 of 1%
Fifth Third Ohio Tax Exempt Money Market Fund                                   0.40 of 1%
Fifth Third Select Stock Fund                                                   0.80 of 1%
Fifth Third LifeModel Conservative FundSM                                       0.15 of 1%
Fifth Third LifeModel Moderately Conservative FundSM                            0.15 of 1%
Fifth Third LifeModel Moderate FundSM                                           0.15 of 1%
Fifth Third LifeModel Moderately Aggressive FundSM                              0.15 of 1%
Fifth Third LifeModel Aggressive FundSM                                         0.15 of 1%
Fifth Third Small Cap Value Fund                                                0.90 of 1%

         The advisory fee shall accrue daily and be paid to Advisor monthly.

         Witness the due execution hereof this ___ day of _________________, 2003.

Fifth Third Funds          Fifth Third Asset Management, Inc.

By: ___________________    By: ____________________
Name: Rodney L. Ruehle     Name: John B. Schmitz
Title:   Vice President    Title:    President

PROXY TABULATOR
P.O. BOX 9132
HINGHAM, MA 02043-9132

THREE EASY WAYS TO VOTE YOUR PROXY.

TO VOTE BY TELEPHONE
1) Read the Proxy Statement and
   have this Proxy card at hand.
2) Call1-800-690-6903.
3) Enter the 14-digit number at
   left and follow the simple
   instructions.

TO VOTE BY INTERNET
1) Read the Proxy Statement and
   have this Proxy card at hand.
2) Go to:WWW.PROXYWEB.COM
3) Enter the 14-digit number at
   left and follow the simple
   instructions.

TO VOTE BY MAIL
1) Read the Proxy Statement.
2) Check one of the appropriate
   boxes on the reverse side.
3) Sign and date the Proxy card
4) Return the Proxy card in the
   envelope provided.

IF YOU VOTE BY TELEPHONE OR INTERNET, DO NOT MAIL YOUR CARD.

**** CONTROL NUMBER: 999  999  999  999 99 ****

FIFTH THIRD FUNDS                                        PROXY FOR A MEETING OF
FUND NAME PRINTS HERE                          SHAREHOLDERS ON OCTOBER 30, 2003

This proxy is solicited by the Board of Trustees of Fifth Third Funds for use at a Meeting of Shareholders to be held on October 30, 2003 at 9:00 a.m. Eastern Time at 3435 Stelzer Road, Columbus, Ohio 43219.

The undersigned hereby appoints C. David Bunstine and Rodney L. Ruehle, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the above-stated Meeting and at any and all adjournments thereof, all units of beneficial interest in the Fund held of record by the undersigned on the record date for the Meeting, upon the following matters and upon any other matter which may come before the Meeting in their discretion. The undersigned hereby acknowledges receipt of the Notice of a Meeting dated September 18, 2003 and the Proxy Statement attached hereto.

Date:_______________________, 2003

*** IF VOTING BY MAIL, PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE ***

______________________________________________________



______________________________________________________

Signature(s) of Shareholder(s)       (SIGN IN THE BOX)

Please date and sign exactly as the name or names appear on your shareholder account statement. When signing as attorney, trustee, executor, administrator, custodian, guardian or corporate officer, please give full title. If shares are held jointly, each shareholder is requested to sign, but only one signature is required.

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED              FIFTH THIRD CW


PLEASE FILL IN BOX(ES) AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL.
PLEASE DO NOT USE FINE POINT PENS.

PROPOSAL (2) Election of Trustees. (All Funds)                                 FOR ALL FIVE            WITHHOLD AUTHORITY
                                                                              NOMINEES LISTED           TO VOTE FOR ALL
Nominees: (01) Edward Burke Carey, (02) David J. Durham,                     (EXCEPT AS MARKED           NOMINEES LISTED
(03) David J. Gruber, (04) J. Joseph Hale, Jr.,                                 TO THE LEFT)           FOR AGAINST ABSTAIN
and (05) John E. Jaymont

To withhold authority to vote for any individual nominee,
write that nominee's name and/or number on the line below.                         [ ]                          [ ]

_________________________________________________________________________
                                                                                   FOR          AGAINST       ABSTAIN


PROPOSAL (3) Approval of the Amended and Restated Declaration of Trust. (All       [ ]           [ ]            [ ]
             Funds)

PROPOSAL (4a) Approval of a change to a fundamental investment limitation          [ ]           [ ]            [ ]
              regarding inter-fund lending. (All Funds except the Money
              Market Funds)

PROPOSAL (4b) Approval of a change to a fundamental investment limitation          [ ]           [ ]            [ ]
              regarding inter-fund lending. (Money Market Funds only)

PROPOSAL (5) Approval of the Amended and Restated Investment Advisory Contract.    [ ]           [ ]            [ ]
             (All Funds except the Fifth Third Small Cap Value Fund)

PROPOSAL (6a) Approval of a change to a fundamental investment limitation          [ ]           [ ]            [ ]
              regarding diversification. (All Funds except the Ohio Municipal
              Bond Fund and the Money Market Funds)

PROPOSAL (6b) Approval of a change to a fundamental investment limitation          [ ]           [ ]            [ ]
              regarding diversification. (Money Market Funds only)

PROPOSAL (7) Transaction of such other business as may properly come before the    [ ]           [ ]            [ ]
             Meeting. (All Funds)


Every properly executed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote FOR the above-enumerated proposals.

                   PLEASE SIGN AND DATE ON THE REVERSE SIDE.

                                                                FIFTH THIRD CW

PROXY TABULATOR
P.O. BOX 9132
HINGHAM, MA 02043-9132

THREE EASY WAYS TO VOTE YOUR PROXY.

TO VOTE BY TELEPHONE
1) Read the Proxy Statement and
   have this Proxy card at hand.
2) Call1-800-690-6903.
3) Enter the 14-digit number at
   left and follow the simple
   instructions.

TO VOTE BY INTERNET
1) Read the Proxy Statement and
   have this Proxy card at hand.
2) Go to:WWW.PROXYWEB.COM
3) Enter the 14-digit number at
   left and follow the simple
   instructions.

TO VOTE BY MAIL
1) Read the Proxy Statement.
2) Check one of the appropriate
   boxes on the reverse side.
3) Sign and date the Proxy card.
4) Return the Proxy card in the
   envelope provided.


IF YOU VOTE BY TELEPHONE OR INTERNET, DO NOT MAIL YOUR CARD.

**** CONTROL NUMBER: 999  999  999  999 99 ****

FIFTH THIRD FUNDS                                           PROXY FOR A MEETING
FUND NAME PRINTS HERE                       OF SHAREHOLDERS ON OCTOBER 30, 2003

This proxy is solicited by the Board of Trustees of Fifth Third Funds for use at a Meeting of Shareholders to be held on October 30, 2003 at 9:00 a.m. Eastern Time at 3435 Stelzer Road, Columbus, Ohio 43219.

The undersigned hereby appoints C. David Bunstine and Rodney L. Ruehle, each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the above-stated Meeting and at any and all adjournments thereof, all units of beneficial interest in the Fund held of record by the undersigned on the record date for the Meeting, upon the following matters and upon any other matter which may come before the Meeting in their discretion. The undersigned hereby acknowledges receipt of the Notice of a Meeting dated September 18, 2003 and the Proxy Statement attached hereto.

Date:_______________________, 2003

*** IF VOTING BY MAIL, PLEASE MARK, SIGN, DATE AND RETURN
THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE ***

__________________________________________________



__________________________________________________
Signature(s) of Shareholder(s)   (SIGN IN THE BOX)

Please date and sign exactly as the name or names appear on your shareholder account statement. When signing as attorney, trustee, executor, administrator, custodian, guardian or corporate officer, please give full title. If shares are held jointly, each shareholder is requested to sign, but only one signature is required.

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

                                                             FIFTH THIRD MERGER


PLEASE FILL IN BOX(ES) AS SHOWN USING
BLACK OR BLUE INK OR NUMBER 2 PENCIL.
PLEASE DO NOT USE FINE POINT PENS.

                                                                      FOR      AGAINST         ABSTAIN

PROPOSAL (1) Approval of the Plan of Reorganization.                  [ ]        [ ]             [ ]

PROPOSAL (2) Election of Trustees.

Nominees: (01) Edward Burke Carey, (02) David J. Durham,            FOR ALL FIVE
          (03) David J. Gruber, (04) J. Joseph Hale, Jr.,         NOMINEES LISTED          WITHHOLD AUTHORITY
          and (05) John E. Jaymont                               (EXCEPT AS MARKED          TO VOTE FOR ALL
                                                                    TO THE LEFT)            NOMINEES LISTED
To withhold authority to vote for any individual nominee,
write that nominee's name and/or number on the line below.             [ ]                       [ ]


__________________________________________________________            FOR       AGAINST        ABSTAIN


PROPOSAL (3) Approval of the Amended and Restated Declaration         [ ]        [ ]             [ ]
             of Trust.

PROPOSAL (4a) Approval of a change to a fundamental investment        [ ]        [ ]             [ ]
              limitation regarding inter-fund lending.

PROPOSAL (5) Approval of the Amended and Restated Investment          [ ]        [ ]             [ ]
             Advisory Contract.

PROPOSAL (6a) Approval of a change to a fundamental investment        [ ]        [ ]             [ ]
              limitation regarding diversification.

PROPOSAL (7) Transaction of such other business as may properly       [ ]        [ ]             [ ]
             come before the Meeting.


Every properly executed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote FOR the above-enumerated proposals.

                   PLEASE SIGN AND DATE ON THE REVERSE SIDE.

                                                             FIFTH THIRD MERGER

                                FIFTH THIRD FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

         This Statement of Additional Information contains information which may be of interest to investors but which is not included in the Combined Prospectus/Proxy Statement (the "Prospectus") of Fifth Third Funds dated September 18, 2003 relating to the transfer of assets from each of the Fifth Third International GDP Fund and the Fifth Third Worldwide Fund to the Fifth Third International Equity Fund.

         The Statement of Additional Information for the Fifth Third International GDP Fund, Fifth Third Worldwide Fund and the Fifth Third International Equity Fund (collectively, the "Funds") dated November 30, 2002, as amended February 28, 2003 and the Semi-Annual Report and Annual Report for the Funds for the periods ended January 31, 2003 and July 31, 2002, respectively, have been filed with the Securities and Exchange Commission and are incorporated herein by reference. This Statement of Additional Information is not a prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus. A copy of the September 18, 2003 Prospectus may be obtained, without charge, by writing Fifth Third Funds, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-282-5706.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement. The audited financial statements and related independent accountants' report for the Funds contained in the Annual Report dated July 31, 2002 are hereby incorporated herein by reference. No other parts of the Annual Reports are incorporated by reference herein.

         The date of this Statement of Additional Information is dated September 18, 2003.

                                TABLE OF CONTENTS

Financial Statements of the International GDP Fund,
Worldwide Fund and International Equity Fund on a
pro forma basis as of and for
the period ended January 31, 2003 (unaudited)............................... B-3

Financial Statements of the International GDP Fund,
Worldwide Fund and International Equity Fund on a pro forma basis as of and for the period ended January 31, 2002

                           FIFTH THIRD WORLDWIDE FUND
                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                 AS OF 01/31/02
                                   (UNAUDITED)
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
                                                                                                        FIFTH      FIFTH
                        FIFTH                                                                 FIFTH     THIRD      THIRD
        FIFTH           THIRD        FIFTH THIRD                                              THIRD     INTER-     INTER-     PRO
        THIRD       INTERNATIONAL   INTERNATIONAL   PRO FORMA                               WORLDWIDE  NATIONAL   NATIONAL   FORMA
   WORLDWIDE FUND    EQUITY FUND      GDP FUND       COMBINED                                  FUND  EQUITY FUND  GDP FUND  COMBINED
      PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL          SECURITY               MARKET    MARKET     MARKET    MARKET
    AMOUNT/SHARES   AMOUNT/SHARES   AMOUNT/SHARES  AMOUNT/SHARES      DESCRIPTION             VALUE     VALUE      VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                  FOREIGN STOCKS

 AUSTRALIA

            -          20,795            37,493      58,288 Amcor, Ltd.                          -       101           182       283
            -           7,933                 -       7,933 AMP Diversified Property Trust       -        12             -        12
            -          17,191            58,900      76,091 AMP, Ltd.                            -        92           317       409
            -           2,104                 -       2,104 Ansell, Ltd. *                       -         9             -         9
            -          10,790            59,900      70,690 Australia & New Zealand
                                                              Banking Group, Ltd.                -       109           605       714
            -          13,144                 -      13,144 Australian Gas & Light Co.           -        82             -        82
            -          89,827           147,902     237,729 BHP, Ltd.                            -       470           773     1,243
            -          17,557                 -      17,557 Boral, Ltd.                          -        44             -        44
            -          18,245            57,404      75,649 Brambles Industries, Ltd.            -        49           154       203
            -          13,677            45,262      58,939 Coca-Cola Amatil, Ltd.               -        46           152       198
            -          22,607                 -      22,607 Coles Myer, Ltd.                     -        83             -        83
            -          20,246            49,925      70,171 Commonwealth Bank of Australia       -       308           758     1,066
            -           2,139            13,100      15,239 CSL, Ltd.                            -        22           136       158
            -          26,319            41,218      67,537 CSR, Ltd.                            -        96           150       246
            -          38,418           125,436     163,854 Foster's Brewing Group, Ltd.         -        97           318       415
            -          34,812           117,125     151,937 General Property Trust               -        59           200       259
            -          25,322                 -      25,322 Goodman Fielder, Ltd.                -        26             -        26
            -               -            86,500      86,500 Insurance Australia Group            -         -           137       137
            -          11,488                 -      11,488 James Hardie Industries NV           -        44             -        44
            -           5,524                 -       5,524 Leighton Holdings, Ltd.              -        33             -        33
            -          11,299            17,172      28,471 Lend Lease Corp., Ltd.               -        60            91       151
            -          58,588                 -      58,588 M.I.M Holdings, Ltd.                 -        53             -        53
            -               -            15,500      15,500 Macquarie Bank, Ltd.                 -         -           237       237
            -               -           112,200     112,200 Macquarie Infrastructure Group       -         -           210       210
            -          13,964                 -      13,964 Mayne Nickless, Ltd.                 -        26             -        26
            -          28,629            61,614      90,243 National Australia Bank, Ltd.        -       533         1,146     1,679
            -           7,266                 -       7,266 Newcrest Mining, Ltd. *              -        28             -        28
            -          29,052                 -      29,052 Newmont Mining Corp.                 -        85             -        85
            -          30,461            71,453     101,914 News Corp., Ltd.                     -       202           473       675
            -           6,088                 -       6,088 Onesteel, Ltd.                       -         7             -         7
            -          11,235                 -      11,235 Orica, Ltd.                          -        67             -        67
            -          12,770                 -      12,770 Paperlinx, Ltd.                      -        39             -        39
            -           7,942            34,020      41,962 QBE Insurance Group, Ltd.            -        36           154       190
            -           8,017            13,873      21,890 Rio Tinto, Ltd.                      -       150           260       410
            -           7,080                 -       7,080 Santos, Ltd.                         -        25             -        25
            -          12,928                 -      12,928 Southcorp Holdings, Ltd.             -        33             -        33
            -           7,008            31,280      38,288 Stockland Trust Group                -        20            91       111
            -           6,400            28,100      34,500 Suncorp Metway, Ltd.                 -        40           177       217
            -           6,588            31,137      37,725 TABCORP Holdings, Ltd.               -        39           183       222
            -          97,108            96,000     193,108 Telstra Corp., Ltd.                  -       256           253       509
            -           4,068            21,500      25,568 Westfarmers, Ltd.                    -        67           355       422
            -               -            22,300      22,300 Westfield Holdings, Ltd.             -         -           182       182
            -          31,375                 -      31,375 Westfield Trust                      -        65             -        65
            -          32,900            82,739     115,639 Westpac                              -       273           686       959
            -          28,144            68,271      96,415 WMC Resources, Ltd. *                -        66           159       225
            -          28,144            68,271      96,415 WMC, Ltd.                            -        78           188       266
            -               -            38,300      38,300 Woodside Petroleum, Ltd.             -         -           262       262
            -          23,762            64,131      87,893 Woolworths, Ltd.                     -       166           449       615
                                                                                        --------------------------------------------
                                                                                                 -     4,196         9,438    13,634
 AUSTRIA

            -             326                 -         326 Boehler-Uddeholm AG                  -        16             -        16
            -           1,595             1,200       2,795 Erste Bank Der
                                                              Oesterreichischen
                                                              Sparkassen AG                      -       107            80       187
            -             622                 -         622 Flughafen Wein AG                    -        22             -        22
            -             284               900       1,184 Mayr-Melnhof Karton AG               -        23            72        95
            -           1,053                 -       1,053 Oesterreichische
                                                              Elektrizitaetswirtschafts AG       -        92             -        92
            -             800               940       1,740 OMV AG                               -        82            97       179
            -           1,062                 -       1,062 RHI AG *                             -        10             -        10
            -          11,852             8,400      20,252 Telekom Austria AG *                 -       122            86       208
            -             533                 -         533 VA Technologie AG                    -         8             -         8
            -           1,056                 -       1,056 Voest-Alpine Stahl AG                -        27             -        27
            -           1,935                 -       1,935 Wienerberger Baust                   -        32             -        32
                                                                                        --------------------------------------------
                                                                                                 -       541           335       876
 BELGIUM

            -               -             4,300       4,300 Agfa Gevaert NV                      -         -           101       101
            -               -             4,700       4,700 Delhaize-Le Lion SA                  -         -            84        84
            -          20,140            25,800      45,940 Dexia                                -       231           296       527
            -             105             1,300       1,405 Electrabel SA                        -        27           332       359
            -          19,331            38,900      58,231 Fortis                               -       305           611       916
            -               -             2,900       2,900 Groupe Bruxelles Lambert SA          -         -           116       116
            -               -             6,100       6,100 Interbrew Co.                        -         -           122       122
            -           1,771             3,720       5,491 KBC Bancassurance Holding SA         -        54           114       168
            -             567             1,810       2,377 Solvay SA                            -        37           119       156
            -           1,200             4,200       5,400 UCB Cap NPV Ord                      -        36           125       161
            -             108                 -         108 Union Miniere SA                     -         4             -         4
                                                                                        --------------------------------------------
                                                                                                 -       694         2,020     2,714
 DENMARK

            -             500                 -         500 Carlsberg AS                         -        20             -        20
            -               -                29          29 D/S 1912, Class B                    -         -           194       194
            -               -                19          19 D/S Svendborg AS, Class B            -         -           188       188
            -           1,700             3,500       5,200 Danisco AS                           -        56           116       172
            -          18,417            32,170      50,587 Danske Bank                          -       299           521       820
            -           4,600             7,600      12,200 Falck AS                             -        91           151       242
            -           3,100             3,400       6,500 ISS AS *                             -       108           119       227

                           FIFTH THIRD WORLDWIDE FUND
                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                 AS OF 01/31/02
                                   (UNAUDITED)
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
                                                                                                        FIFTH      FIFTH
                        FIFTH                                                                  FIFTH    THIRD      THIRD
        FIFTH           THIRD        FIFTH THIRD                                              THIRD     INTER-     INTER-     PRO
        THIRD       INTERNATIONAL   INTERNATIONAL   PRO FORMA                               WORLDWIDE  NATIONAL   NATIONAL  FORMA
   WORLDWIDE FUND    EQUITY FUND      GDP FUND       COMBINED                                  FUND  EQUITY FUND  GDP FUND  COMBINED
      PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL          SECURITY               MARKET    MARKET     MARKET    MARKET
    AMOUNT/SHARES   AMOUNT/SHARES   AMOUNT/SHARES  AMOUNT/SHARES      DESCRIPTION             VALUE     VALUE      VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------

            -           1,500            16,130      17,630 Novo Nordisk AS-B                    -        41           441       482
            -             800             2,243       3,043 Novozymes AS                         -        15            42        57
            -             600             8,700       9,300 TDC AS                               -        16           225       241
            -             500             1,600       2,100 William Demant Holdings *            -         9            30        39
                                                                                        --------------------------------------------
                                                                                                 -       655         2,027     2,682
 FINLAND

            -           6,494                 -       6,494 Fortum Oyj                           -        42             -        42
            -             400                 -         400 Instrumentarium                      -        16             -        16
            -           4,189                 -       4,189 Kesko Oyj-B Shares                   -        53             -        53
            -             740                 -         740 Kone Corporation                     -        24             -        24
            -           5,105                 -       5,105 Metso Oyj-B Shares                   -        52             -        52
            -          26,646           208,000     234,646 Nokia Oyj                            -       375         2,920     3,295
            -           2,515                 -       2,515 Outokumpo Oyj                        -        22             -        22
            -           1,030                 -       1,030 Sampo Insurance Co.                  -         7             -         7
            -           7,829            10,000      17,829 Stora Enso Oyj                       -        74            94       168
            -           3,471                 -       3,471 TietoEnator Oyj                      -        49             -        49
            -           4,277             4,400       8,677 UPM-Kym'mene Oyj                     -       120           124       244
            -           1,371                 -       1,371 Wartsila Corp. Oyj-B Shares          -        18             -        18
                                                                                        --------------------------------------------
                                                                                                 -       852         3,138     3,990
 FRANCE

            -           3,904            12,050      15,954 Accor SA                             -       120           370       490
            -          18,475            47,914      66,389 Aventis SA                           -       938         2,431     3,369
            -          20,429            63,300      83,729 AXA SA                               -       250           776     1,026
            -          20,456            51,210      71,666 Banque Nationale de Paris            -       807         2,021     2,828
            -           2,237                 -       2,237 BIC                                  -        71             -        71
            -           9,414            10,960      20,374 Bouygues                             -       239           278       517
            -           1,265                 -       1,265 Cap Gemini                           -        34             -        34
            -          12,927            33,936      46,863 Carrefour SA                         -       513         1,348     1,861
            -           1,705             1,800       3,505 Casino Guichard-Perrachon            -       106           112       218
            -           5,444            14,532      19,976 Compagnie de Saint Gobain            -       159           424       583
            -             838                 -         838 Dassault Systems SA                  -        19             -        19
            -             754             7,000       7,754 Essilor International                -        28           259       287
            -               -            13,900      13,900 European Aeronautic Defence
                                                              And Space Co.                      -         -           145       145
            -               -            14,500      14,500 France Telecom SA                    -         -           374       374
            -             991                 -         991 Gecina                               -       106             -       106
            -           6,332             6,242      12,574 Groupe Danone                        -       797           785     1,582
            -             273                 -         273 Imerys SA                            -        32             -        32
            -             481                 -         481 Klepierre                            -        64             -        64
            -           1,945             7,121       9,066 Lafarge SA                           -       121           445       566
            -           2,537             8,406      10,943 Lagardere Group SCA                  -       103           342       445
            -           1,181             3,424       4,605 L'Air Liquide SA                     -       148           429       577
            -          13,570            19,600      33,170 L'Oreal SA                           -       937         1,353     2,290
            -           9,503            12,800      22,303 LVMH  Moet-Hennessy
                                                              Louis Vuitton                      -       402           541       943
            -               -             4,601       4,601 Michelin Class B, Registered
                                                              Shares                             -         -           147       147
            -             825             4,400       5,225 Pechiney SA-A Shares                 -        23           124       147
            -           1,841             1,500       3,341 Pernod Ricard                        -       179           146       325
            -               -             9,872       9,872 Peugeot SA                           -         -           412       412
            -           2,549             3,185       5,734 Pinault Printemps                    -       192           240       432
            -               -             6,400       6,400 Publicis Groupe                      -         -           132       132
            -               -             9,800       9,800 Renault SA                           -         -           466       466
            -          17,654            23,292      40,946 Sanofi-Synthelabo                    -       922         1,216     2,138
            -           2,423            11,200      13,623 Schneider Electric SA                -       106           489       595
            -              73                 -          73 Silic                                -        13             -        13
            -           3,794                 -       3,794 Societe Fonciere Lyonnaise           -       118             -       118
            -           7,816            17,788      25,604 Societe Generale-A                   -       456         1,039     1,495
            -           3,753                 -       3,753 Sodexho SA                           -        94             -        94
            -           1,693                 -       1,693 Sophia                               -        55             -        55
            -           1,811            52,000      53,811 Suez SA                              -        35         1,018     1,053
            -             135             1,676       1,811 Technip-Coflexip SA                  -         8           105       113
            -           3,470             4,225       7,695 Thales SA                            -        97           118       215
            -           2,300             8,000      10,300 Thomson *                            -        37           130       167
            -          14,756            38,400      53,156 Total Fina                           -     1,990         5,177     7,167
            -           4,150                 -       4,150 Unibail Union Credit                 -       281             -       281
            -               -             3,780       3,780 Vinci                                -         -           237       237
            -          12,898            41,793      54,691 Vivendi Universal                    -       217           702       919
                                                                                        --------------------------------------------
                                                                                                 -    10,817        24,331    35,148
 GERMANY

            -             250             3,400       3,650 Adidas-Salomon AG                    -        20           276       296
            -           2,600            13,500      16,100 Allianz AG                           -       206         1,070     1,276
            -             400             7,100       7,500 Altana AG                            -        17           294       311
            -           9,368            55,380      64,748 BASF AG                              -       345         2,040     2,385
            -          11,818            49,240      61,058 Bayer AG                             -       208           867     1,075
            -               -            30,653      30,653 Bayerische Vereinsbank AG            -         -           408       408
            -           5,050             1,560       6,610 Beiersdorf AG                        -       537           166       703
            -               -            17,000      17,000 Bilfinger Berger AG                  -         -           328       328
            -               -            45,000      45,000 BMW AG                               -         -         1,304     1,304
            -               -             9,570       9,570 Continental AG *                     -         -           148       148
            -           4,851            32,500      37,351 DaimlerChrysler AG                   -       149           998     1,147
            -               -            39,560      39,560 Deutsche Bank AG                     -         -         1,677     1,677
            -           5,200            18,980      24,180 Deutsche Lufthansa AG *              -        48           175       223
            -           2,251            16,100      18,351 Deutsche Post AG                     -        24           175       199
            -          66,000           159,100     225,100 Deutsche Telekom AG                  -       827         1,993     2,820
            -           2,150                 -       2,150 Douglas Holdings AG                  -        35             -        35
            -             500                 -         500 Epcos AG *                           -         6             -         6
            -           2,350             3,100       5,450 Fresenius Medical Care AG            -       107           141       248

                           FIFTH THIRD WORLDWIDE FUND
                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                 AS OF 01/31/02
                                   (UNAUDITED)
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
                                                                                                        FIFTH      FIFTH
                        FIFTH                                                                 FIFTH     THIRD      THIRD
        FIFTH           THIRD        FIFTH THIRD                                              THIRD     INTER-     INTER-     PRO
        THIRD       INTERNATIONAL   INTERNATIONAL   PRO FORMA                               WORLDWIDE  NATIONAL   NATIONAL   FORMA
   WORLDWIDE FUND    EQUITY FUND      GDP FUND       COMBINED                                  FUND  EQUITY FUND  GDP FUND  COMBINED
      PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL          SECURITY               MARKET    MARKET     MARKET    MARKET
    AMOUNT/SHARES   AMOUNT/SHARES   AMOUNT/SHARES  AMOUNT/SHARES      DESCRIPTION             VALUE     VALUE      VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------

            -           1,850             3,200       5,050 Gehe AG                              -        75           131       206
            -             435                 -         435 Heidelberger Zement AG               -        13             -        13
            -             350                 -         350 Henkel KGaA                          -        21             -        21
            -             251            25,000      25,251 Infineon Technologies AG *           -         2           175       177
            -           5,813                 -       5,813 IVG Holding AG                       -        48             -        48
            -           1,650                 -       1,650 Karstadt AG                          -        25             -        25
            -           2,970             7,260      10,230 Linde AG                             -        96           235       331
            -           1,780                 -       1,780 MAN AG                               -        26             -        26
            -           2,535                 -       2,535 Merck KGAA                           -        76             -        76
            -           9,413            12,773      22,186 Metro AG                             -       192           261       453
            -           1,500             7,361       8,861 Muenchener Rueckver AG               -       143           702       845
            -              50               980       1,030 Porsche AG                           -        20           390       410
            -           2,151            31,750      33,901 RWE AG                               -        60           883       943
            -           8,700            10,909      19,609 SAP AG                               -       811         1,016     1,827
            -           4,250            22,700      26,950 Schering AG                          -       171           911     1,082
            -          18,451            56,000      74,451 Siemens AG                           -       753         2,285     3,038
            -           6,021            12,340      18,361 Thyssen Krupp AG                     -        67           137       204
            -           3,830                 -       3,830 TUI AG                               -        50             -        50
            -          27,968            44,982      72,950 VEBA AG                              -     1,257         2,023     3,280
            -           1,250            15,570      16,820 Volkswagen AG                        -        51           638       689
                                                                                        --------------------------------------------
                                                                                                 -     6,486        21,847    28,333
 GREAT BRITAIN

            -           9,382                 -       9,382 Arm Holdings PLC *                   -         7             -         7
            -          62,357            69,532     131,889 AstraZeneca PLC                      -     2,106         2,349     4,455
            -          17,616            65,341      82,957 Aviva PLC                            -       114           422       536
            -           3,918                 -       3,918 AWG PLC *                            -        28             -        28
            -         532,848                 -     532,848 AWG PLC Redeemable shares *          -         1             -         1
            -          31,712                 -      31,712 BAA PLC                              -       234             -       234
            -         160,262            50,000     210,262 BAE Systems PLC                      -       300            93       393
            -         152,935           226,580     379,515 Barclays PLC                         -       880         1,304     2,184
            -         107,982                 -     107,982 BG Group PLC                         -       417             -       417
            -          27,095                 -      27,095 BHP Billiton PLC                     -       126             -       126
            -           6,041                 -       6,041 BOC Group PLC                        -        78             -        78
            -          24,900                 -      24,900 Boots Group PLC                      -       214             -       214
            -         767,180           989,646   1,756,826 BP Amoco PLC                         -     4,818         6,215    11,033
            -           6,052                 -       6,052 BPB PLC                              -        24             -        24
            -          46,079                 -      46,079 Brambles Industries PLC              -       112             -       112
            -          43,380                 -      43,380 British Airways PLC *                -        81             -        81
            -          93,611            83,700     177,311 British American Tobacco PLC         -       885           791     1,676
            -          31,925                 -      31,925 British Sky Broadcasting
                                                              Group PLC*                         -       311             -       311
            -         250,397           337,488     587,885 BT Group PLC                         -       714           962     1,676
            -          11,327                 -      11,327 Bunzl PLC                            -        64             -        64
            -          81,088            52,000     133,088 Cadbury Schweppes PLC                -       441           283       724
            -          44,688                 -      44,688 Capita Group Ord                     -       150             -       150
            -          13,061                 -      13,061 Carlton Communications PLC           -        24             -        24
            -               -            25,000      25,000 Celltech Group PLC *                 -         -           132       132
            -         150,739                 -     150,739 Centrica PLC                         -       383             -       383
            -          15,939                 -      15,939 Chelsfield PLC                       -        63             -        63
            -          43,076                 -      43,076 Chubb PLC *                          -        57             -        57
            -          62,039            84,573     146,612 Compass Group PLC                    -       296           403       699
            -          36,920                 -      36,920 Corus Group PLC *                    -        16             -        16
            -          13,446                 -      13,446 De La Rue PLC                        -        61             -        61
            -           3,140                 -       3,140 Derwent Valley Holdings PLC          -        26             -        26
            -         143,177           126,912     270,089 Diageo PLC                           -     1,461         1,295     2,756
            -          49,822                 -      49,822 Dixons Group PLC                     -        85             -        85
            -          14,456                 -      14,456 EMI Group PLC                        -        32             -        32
            -          18,190                 -      18,190 GKN PLC                              -        56             -        56
            -         220,186           243,671     463,857 Glaxosmithkline PLC                  -     4,140         4,582     8,722
            -          60,226                 -      60,226 Granada Compass PLC                  -        64             -        64
            -          32,003                 -      32,003 Great Universal Stores PLC           -       260             -       260
            -           8,700                 -       8,700 Hanson PLC                           -        37             -        37
            -         107,730                 -     107,730 Hays PLC                             -       137             -       137
            -         100,303            98,610     198,913 HBOS PLC                             -       908           893     1,801
            -          61,773                 -      61,773 Hilton Group PLC                     -       157             -       157
            -         213,980           380,264     594,244 HSBC Holdings PLC                    -     2,219         3,944     6,163
            -          13,779                 -      13,779 Imperial Chemical
                                                              Industries PLC                     -        45             -        45
            -          32,275                 -      32,275 Imperial Tobacco Group PLC           -       493             -       493
            -         121,876                 -     121,876 Invensys PLC                         -        96             -        96
            -           2,812                 -       2,812 Johnson Matthey PLC                  -        35             -        35
            -          12,537                 -      12,537 Kelda Group PLC                      -        83             -        83
            -          34,764                 -      34,764 Kingfisher PLC                       -       110             -       110
            -          50,751                 -      50,751 Legal & General Group PLC            -        63             -        63
            -         124,849           155,906     280,755 Lloyds TSB Group PLC                 -       778           971     1,749
            -           8,521                 -       8,521 Logica PLC                           -        17             -        17
            -          66,597                 -      66,597 Marks & Spencer PLC                  -       326             -       326
            -          15,550                 -      15,550 Misys PLC                            -        45             -        45
            -         200,489            70,000     270,489 National Grid Transco PLC            -     1,308           457     1,765
            -           2,181                 -       2,181 Next PLC                             -        27             -        27
            -          21,876                 -      21,876 Nycomed Amersham PLC                 -       169             -       169
            -          20,798                 -      20,798 P & O Princess Cruises PLC           -       134             -       134
            -          12,967                 -      12,967 Pearson PLC                          -       116             -       116
            -          17,232                 -      17,232 Peninsular & Oriental Steam
                                                              Navigation Co. PLC                 -        46             -        46
            -           2,498                 -       2,498 Pillar Property PLC                  -        15             -        15
            -          15,587            84,733     100,320 Prudential Corp. PLC                 -        98           530       628
            -          26,298                 -      26,298 Reckitt Benckiser PLC                -       456             -       456

                           FIFTH THIRD WORLDWIDE FUND
                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                 AS OF 01/31/02
                                   (UNAUDITED)
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
                                                                                                        FIFTH      FIFTH
                        FIFTH                                                                 FIFTH     THIRD      THIRD
        FIFTH           THIRD        FIFTH THIRD                                              THIRD     INTER-     INTER-     PRO
        THIRD       INTERNATIONAL   INTERNATIONAL   PRO FORMA                               WORLDWIDE  NATIONAL   NATIONAL   FORMA
   WORLDWIDE FUND    EQUITY FUND      GDP FUND       COMBINED                                  FUND  EQUITY FUND  GDP FUND  COMBINED
      PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL          SECURITY               MARKET    MARKET     MARKET    MARKET
    AMOUNT/SHARES   AMOUNT/SHARES   AMOUNT/SHARES  AMOUNT/SHARES      DESCRIPTION             VALUE     VALUE      VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------

            -          22,676                 -      22,676 Reed International PLC               -       176             -       176
            -         124,565                 -     124,565 Rentokil Initial PLC                 -       403             -       403
            -          26,157                 -      26,157 Reuters Holding PLC                  -        75             -        75
            -           5,511                 -       5,511 Rexam PLC                            -        33             -        33
            -          12,325            40,200      52,525 Rio Tinto PLC                        -       225           735       960
            -           3,428                 -       3,428 RMC Group PLC                        -        21             -        21
            -          75,649                 -      75,649 Rolls-Royce PLC                      -       122             -       122
            -          11,237                 -      11,237 Royal & Sun Alliance Insurance
                                                              Group PLC                          -        18             -        18
            -          62,887           136,877     199,764 Royal Bank of Scotland
                                                              Group PLC                          -     1,384         3,013     4,397
            -          28,574                 -      28,574 Sage Group PLC                       -        55             -        55
            -          59,378                 -      59,378 Sainsbury PLC                        -       230             -       230
            -          92,607                 -      92,607 Scot Power PLC                       -       511             -       511
            -           6,139                 -       6,139 Scottish & Newcastle PLC             -        41             -        41
            -         105,915                 -     105,915 Scottish & Southern Energy PLC       -     1,057             -     1,057
            -          29,979                 -      29,979 Serco Group PLC                      -        70             -        70
            -          11,091                 -      11,091 Severn Trent PLC                     -       125             -       125
            -         164,504           402,000     566,504 Shell Transportation & Trading
                                                              Co. PLC                            -       998         2,438     3,436
            -          32,593                 -      32,593 Six Continents PLC                   -       277             -       277
            -          12,995                 -      12,995 Smith & Nephew PLC                   -        74             -        74
            -             463                 -         463 SSL International PLC                -         2             -         2
            -           8,972                 -       8,972 Tate & Lyle PLC                      -        42             -        42
            -         191,132           357,443     548,575 Tesco PLC                            -       520           972     1,492
            -         120,583           117,410     237,993 Unilever PLC                         -     1,048         1,021     2,069
            -       1,734,940         2,945,000   4,679,940 Vodaphone Airtouch PLC               -     3,108         5,276     8,384
            -          16,228                 -      16,228 WPP Group PLC                        -       114             -       114
                                                                                        --------------------------------------------
                                                                                                 -    37,776        39,081    76,857
 GREECE

            -             555             4,000       4,555 Alpha Bank A.E.                      -         7            48        55
            -             921                 -         921 Eurobank                             -        11             -        11
            -               -             7,100       7,100 Hellenic Bottling Co., SA            -         -            97        97
            -               -             6,900       6,900 Hellenic Petroleum SA                -         -            39        39
            -               -            18,900      18,900 Hellenic Telecommunication
                                                              Organization                       -         -           228       228
            -           1,231             8,000       9,231 National Bank of Greece SA           -        16           106       122
            -               -             1,300       1,300 Papastratos Cigarette Co.            -         -            24        24
            -             400                 -         400 Titan Cement Co.                     -        15             -        15
                                                                                        --------------------------------------------
                                                                                                 -        49           542       591
 HONG KONG

            -               -            70,000      70,000 ASM Pacific Technology, Ltd.         -         -           144       144
            -          47,275                 -      47,275 Bank of East Asia, Ltd.              -        88             -        88
            -          35,000                 -      35,000 Cathay Pacific Airways, Ltd.         -        52             -        52
            -          52,000            67,000     119,000 Cheung Kong Holdings, Ltd.           -       339           438       777
            -          58,600            80,580     139,180 CLP Holdings, Ltd.                   -       236           324       560
            -          17,000           120,000     137,000 Esprit Asia Holdings, Ltd.           -        32           227       259
            -          40,000                 -      40,000 Hang Lung Properties, Ltd.           -        38             -        38
            -          26,200            34,000      60,200 Hang Seng Bank, Ltd.                 -       279           362       641
            -          21,000                 -      21,000 Henderson Land Development,
                                                              Ltd.                               -        60             -        60
            -         121,648           164,700     286,348 Hong Kong & China Gas Co.,
                                                              Ltd.                               -       153           207       360
            -          47,000            62,000     109,000 Hong Kong Electric Holdings,
                                                              Ltd.                               -       177           234       411
            -          36,000                 -      36,000 Hong Kong Exchanges &
                                                              Clearing, Ltd.                     -        43             -        43
            -          68,100            94,900     163,000 Hutchison Whampoa, Ltd.              -       427           597     1,024
            -          51,000           170,000     221,000 Johnson Electric Holdings,
                                                              Ltd.                               -        59           195       254
            -          53,000                 -      53,000 Li & Fung, Ltd.                      -        51             -        51
            -          44,616                 -      44,616 MTR Corp.                            -        48             -        48
            -          49,909                 -      49,909 New World Development Co.,
                                                              Ltd.                               -        24             -        24
            -          63,047                 -      63,047 PCCW, Ltd. *                         -        51             -        51
            -             551                 -         551 Sino Land Company, Ltd.              -        -#             -         -
            -          46,000            59,136     105,136 Sun Hung Kai Properties, Ltd.        -       265           340       605
            -          32,500            28,000      60,500 Swire Pacific, Ltd.                  -       135           116       251
            -          14,000                 -      14,000 Television Broadcasts, Ltd.          -        43             -        43
            -          42,600           100,000     142,600 Wharf Holdings, Ltd.                 -        86           202       288
                                                                                        --------------------------------------------
                                                                                                 -     2,686         3,386     6,072
 INDONESIA

            -          19,000                 -      19,000 Mulia Industrindo Tbk *              -        -#             -         -
                                                                                        --------------------------------------------
                                                                                                 -        -#             -         -
 IRELAND

            -          27,209            39,779      66,988 Allied Irish Banks PLC               -       374           546       920
            -          28,021            38,000      66,021 Bank of Ireland                      -       286           387       673
            -           9,132            28,419      37,551 CRH PLC                              -       115           359       474
            -               -             3,300       3,300 DCC PLC                              -         -            36        36
            -           3,284            10,827      14,111 Irish Life & Permanent PLC           -        36           119       155
            -           2,505             5,200       7,705 Kerry Group PLC - A                  -        32            67        99
            -               -            15,200      15,200 Ryanair Holdings PLC *               -         -           109       109
                                                                                        --------------------------------------------
                                                                                                 -       843         1,623     2,466
 ITALY

            -          16,860                 -      16,860 Aedes SpA                            -        58             -        58
            -           7,346            42,600      49,946 Alleanza Assicurazioni SpA           -        56           322       378
            -          15,571            72,263      87,834 Assicurazioni Generali               -       329         1,527     1,856
            -           3,566                 -       3,566 Autogrill SpA *                      -        29             -        29
            -               -            58,700      58,700 Autostrade SpA                       -         -           586       586
            -           7,634            93,580     101,214 Banca Monte dei Paschi
                                                              di Seina SpA                       -        17           211       228
            -          10,639           203,000     213,639 Banca Nazionale del
                                                              Lavoro SpA *                       -        13           246       259
            -           1,907                 -       1,907 Banca Popolare di Milano *           -         7             -         7
            -           2,922                 -       2,922 Benetton Group SpA                   -        25             -        25
            -         210,480                 -     210,480 Beni Stabili SpA                     -        93             -        93
            -               -           139,198     139,198 Capitalia SpA                        -         -           182       182

                           FIFTH THIRD WORLDWIDE FUND
                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                 AS OF 01/31/02
                                   (UNAUDITED)
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
                                                                                                        FIFTH      FIFTH
                        FIFTH                                                                 FIFTH     THIRD      THIRD
        FIFTH           THIRD        FIFTH THIRD                                              THIRD     INTER-     INTER-     PRO
        THIRD       INTERNATIONAL   INTERNATIONAL   PRO FORMA                               WORLDWIDE  NATIONAL   NATIONAL   FORMA
   WORLDWIDE FUND    EQUITY FUND      GDP FUND       COMBINED                                  FUND  EQUITY FUND  GDP FUND  COMBINED
      PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL          SECURITY               MARKET    MARKET     MARKET    MARKET
    AMOUNT/SHARES   AMOUNT/SHARES   AMOUNT/SHARES  AMOUNT/SHARES      DESCRIPTION             VALUE     VALUE      VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------

            -         101,787           332,600     434,387 Credito Italiano                     -       366         1,196     1,562
            -         162,801           150,350     313,151 Enel SpA                             -       924           854     1,778
            -          79,948           210,700     290,648 ENI SpA                              -     1,208         3,188     4,396
            -         125,554           367,199     492,753 IntesaBci SpA                        -       260           761     1,021
            -           1,053                 -       1,053 Italcementi SpA                      -        10             -        10
            -          10,429                 -      10,429 Italgas SpA                          -       144             -       144
            -          14,821            41,800      56,621 Mediaset SpA                         -       102           286       388
            -          10,652            23,700      34,352 Mediobanca SpA                       -        96           215       311
            -          38,428                 -      38,428 Parmalat Finanziaria SpA             -        91             -        91
            -          38,405                 -      38,405 Pirelli SpA                          -        34             -        34
            -           5,528            27,742      33,270 RAS SpA                              -        62           310       372
            -          23,015            35,812      58,827 San Paolo IMI SpA                    -       154           239       393
            -           6,546                 -       6,546 Snia SpA *                           -        14             -        14
            -          62,770           229,500     292,270 Telecom Italia                       -       475         1,737     2,212
            -         173,111           345,400     518,511 Telecom Italia Mobile SpA            -       778         1,554     2,332
            -           4,917           182,500     187,417 Telecom Italia SpA-RNC               -        24           893       917
                                                                                        --------------------------------------------
                                                                                                 -     5,369        14,307    19,676
 JAPAN

            -           2,720             3,000       5,720 Acom Co., Ltd.                       -        83            92       175
            -           1,500             5,600       7,100 Advantest                            -        66           247       313
            -           8,800            15,000      23,800 AEON Co., Ltd.                       -       201           343       544
            -             300                 -         300 Aiful Corp.                          -        12             -        12
            -          24,400            46,000      70,400 Ajinomoto Co., Inc.                  -       250           472       722
            -           3,000            13,000      16,000 Alps Electric Co., Ltd.              -        35           150       185
            -           8,000                 -       8,000 Amada Co., Ltd.                      -        22             -        22
            -          12,000            19,000      31,000 Asahi Breweries, Ltd.                -        78           123       201
            -          35,800            48,000      83,800 Asahi Glass Co., Ltd.                -       209           280       489
            -          32,000            55,000      87,000 Asahi Kasei Corp.                    -        84           145       229
            -           1,100                 -       1,100 Asatsu, Ltd.                         -        19             -        19
            -               -            26,000      26,000 Bank of Yokohama, Ltd.               -         -            91        91
            -           1,000                 -       1,000 Banyu Pharmaceutical Co., Ltd.       -        12             -        12
            -             140                 -         140 Bellsystem 24, Inc.                  -        21             -        21
            -           3,400                 -       3,400 Benesse Corp.                        -        41             -        41
            -          22,000            44,000      66,000 Bridgestone Corp.                    -       244           488       732
            -          18,400            48,000      66,400 Canon, Inc.                          -       643         1,677     2,320
            -          12,800                 -      12,800 Casio Computer Co., Ltd.             -        70             -        70
            -              46                66         112 Central Japan Railway Co.            -       276           396       672
            -           4,100            28,000      32,100 Chubu Electric Power Co., Inc.       -        72           490       562
            -           6,700                 -       6,700 Chugai Pharmaceutical Co.,
                                                              Ltd.                               -        62             -        62
            -           4,000                 -       4,000 Citizen Watch Co., Ltd.              -        18             -        18
            -           2,500             5,300       7,800 Credit Saison Co., Ltd.              -        42            88       130
            -           1,400                 -       1,400 CSK Corp.                            -        25             -        25
            -          24,600            37,000      61,600 Dai Nippon Printing Co., Ltd.        -       257           387       644
            -           5,000                 -       5,000 Daicel Chemical Industries,
                                                              Ltd.                               -        15             -        15
            -           5,000                 -       5,000 Daiichi Pharmaceutical Co.,
                                                              Ltd.                               -        67             -        67
            -           4,000             7,000      11,000 Daikin Kogyo Corp.                   -        57            99       156
            -          17,000            26,000      43,000 Dainippon Ink & Chemicals,
                                                              Inc.                               -        28            43        71
            -           3,600                 -       3,600 Daito Trust Construction Co.,
                                                              Ltd.                               -        69             -        69
            -          17,600                 -      17,600 Daiwa House Co., Ltd.                -        98             -        98
            -          33,000            58,000      91,000 Daiwa Securities Group, Ltd.         -       156           275       431
            -          11,000                 -      11,000 Denki Kagaku Kogyo Kabushiki
                                                              Kaisha, Ltd.                       -        25             -        25
            -          17,150            31,000      48,150 Denso Corp.                          -       264           478       742
            -           7,000                 -       7,000 Dowa Mining Co., Ltd.                -        27             -        27
            -             103               200         303 East Japan Railway Co.               -       473           919     1,392
            -          10,800                 -      10,800 Ebara Corp.                          -        30             -        30
            -           6,000            14,000      20,000 Eisai Co., Ltd.                      -       120           279       399
            -           5,500             6,800      12,300 Fanuc Co., Ltd.                      -       232           287       519
            -             600                 -         600 Fuji Machine Mfg Co., Ltd.           -         5             -         5
            -          14,000            27,000      41,000 Fuji Photo Film Co., Ltd.            -       421           813     1,234
            -             800                 -         800 Fuji Soft ABC, Inc.                  -        13             -        13
            -               5                 -           5 Fuji Television Network              -        18             -        18
            -           6,000                 -       6,000 Fujikura                             -        16             -        16
            -           2,000            10,000      12,000 Fujisawa Pharmaceutical Co.          -        42           209       251
            -          35,000            97,000     132,000 Fujitsu, Ltd.                        -        96           267       363
            -          17,800                 -      17,800 Furukawa Electric Co., Ltd.          -        45             -        45
            -           2,000                 -       2,000 Hankyu Department Stores, Inc.       -        10             -        10
            -             700             1,000       1,700 Hirose Electric Co., Ltd.            -        51            72       123
            -          60,000           127,000     187,000 Hitachi, Ltd.                        -       250           529       779
            -          17,851            36,200      54,051 Honda Motor Co., Ltd.                -       594         1,204     1,798
            -           2,300             6,000       8,300 Hoya Corp.                           -       145           379       524
            -           3,000                 -       3,000 Isetan Co., Ltd.                     -        19             -        19
            -           4,000                 -       4,000 Ishihara Sangyo Kaisha, Ltd. *       -         4             -         4
            -          20,000                 -      20,000 Ishikawajima-Harima Heavy
                                                              Industries Co., Ltd.               -        21             -        21
            -          11,000            19,000      30,000 Ito Yokado Co., Ltd.                 -       294           509       803
            -          32,000            82,000     114,000 Itochu Corp.                         -        78           200       278
            -          25,000                 -      25,000 Japan Airlines System Corp. *        -        51             -        51
            -           4,000                 -       4,000 Japan Synthetic Rubber               -        37             -        37
            -              35                51          86 Japan Tobacco, Inc.                  -       221           322       543
            -          11,925            22,400      34,325 JFE Holdings, Inc. *                 -       152           286       438
            -           3,000                 -       3,000 JGC Corp.                            -        18             -        18
            -          32,400            67,000      99,400 Kajima Corp.                         -        67           139       206
            -           7,000            15,000      22,000 Kaneka Corp.                         -        38            82       120
            -          27,600            17,800      45,400 Kansai Electric Power Co.,
                                                              Inc.                               -       401           259       660
            -          18,000            33,000      51,000 Kao Corp.                            -       367           673     1,040
            -          24,000                 -      24,000 Kawasaki Heavy Industries,
                                                              Ltd. *                             -        20             -        20

                           FIFTH THIRD WORLDWIDE FUND
                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                 AS OF 01/31/02
                                   (UNAUDITED)
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
                                                                                                        FIFTH      FIFTH
                        FIFTH                                                                 FIFTH     THIRD      THIRD
        FIFTH           THIRD        FIFTH THIRD                                              THIRD     INTER-     INTER-     PRO
        THIRD       INTERNATIONAL   INTERNATIONAL   PRO FORMA                               WORLDWIDE  NATIONAL   NATIONAL   FORMA
   WORLDWIDE FUND    EQUITY FUND      GDP FUND       COMBINED                                  FUND  EQUITY FUND  GDP FUND  COMBINED
      PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL          SECURITY               MARKET    MARKET     MARKET    MARKET
    AMOUNT/SHARES   AMOUNT/SHARES   AMOUNT/SHARES  AMOUNT/SHARES      DESCRIPTION             VALUE     VALUE      VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------

            -          11,000                 -      11,000 Keihin Electric Express
                                                              Railway Co., Ltd.                  -        49             -        49
            -           4,000                 -       4,000 Keio Electric Railway CO.,
                                                              Ltd.                               -        19             -        19
            -             600                 -         600 Keyence Corp.                        -        99             -        99
            -           3,000                 -       3,000 Kikkoman Corp.                       -        20             -        20
            -          46,230                 -      46,230 Kinki Nippon Railway Co., Ltd.       -        93             -        93
            -          34,400            43,000      77,400 Kirin Brewery Co., Ltd.              -       246           307       553
            -           4,000                 -       4,000 Kokuyo Co., Ltd.                     -        31             -        31
            -          30,400            67,000      97,400 Komatsu, Ltd.                        -       102           224       326
            -           2,500                 -       2,500 Konami Co., Ltd.                     -        53             -        53
            -           5,000                 -       5,000 Konica Corp.                         -        35             -        35
            -          44,000            65,000     109,000 Kubota Corp.                         -       119           176       295
            -           9,000            16,000      25,000 Kuraray Co., Ltd.                    -        50            89       139
            -           2,000                 -       2,000 Kurita Water Industries, Ltd.        -        18             -        18
            -           3,500             7,400      10,900 Kyocera Corp.                        -       194           410       604
            -           7,200                 -       7,200 Kyowa Hakko Kogyo Co., Ltd.          -        30             -        30
            -           2,700            17,000      19,700 Kyushu Electric Power Co.,
                                                              Inc.                               -        39           244       283
            -             200                 -         200 Mabuchi Motor Co. Ltd.               -        16             -        16
            -          32,800                 -      32,800 Marubeni Corp. *                     -        33             -        33
            -           9,000            26,000      35,000 Marui Co., Ltd.                      -        79           227       306
            -          57,344           103,000     160,344 Matsushita Electric Industrial
                                                              Co., Ltd.                          -       547           983     1,530
            -           3,000                 -       3,000 Matsushita Electric Works            -        17             -        17
            -           6,000                 -       6,000 Meiji Seika Co., Ltd.                -        17             -        17
            -           1,000                 -       1,000 Meitec Corp.                         -        20             -        20
            -               -                75          75 Millea Holdings, Inc. *              -         -           533       533
            -           7,000                 -       7,000 Minebea Co., Ltd.                    -        25             -        25
            -          48,000            73,000     121,000 Mitsubishi Chemical Corp. *          -        93           142       235
            -          34,000            75,000     109,000 Mitsubishi Corp.                     -       218           481       699
            -          57,800            88,000     145,800 Mitsubishi Electric Corp. *          -       153           233       386
            -          28,000            41,000      69,000 Mitsubishi Estate Co., Ltd.          -       199           291       490
            -         100,000           232,000     332,000 Mitsubishi Heavy Industries,
                                                              Ltd.                               -       240           557       797
            -           2,000                 -       2,000 Mitsubishi Logistics Corp.           -         9             -         9
            -          13,000                 -      13,000 Mitsubishi Rayon Co., Ltd.           -        31             -        31
            -               -               114         114 Mitsubishi Tokyo Financial
                                                              Group, Inc.                        -         -           595       595
            -          34,800            73,000     107,800 Mitsui & Co., Ltd.                   -       171           359       530
            -          13,000                 -      13,000 Mitsui Chemicals Inc.                -        57             -        57
            -          18,400            43,000      61,400 Mitsui Fudosan Co., Ltd.             -       118           276       394
            -               -            74,230      74,230 Mitsui Marine & Fire Insurance
                                                              Co., Ltd.                          -         -           353       353
            -          16,000                 -      16,000 Mitsui Mining & Smelting Co.,
                                                              Ltd.                               -        37             -        37
            -          31,713                 -      31,713 Mitsui Trust Holding, Inc.           -        55             -        55
            -               -               140         140 Mizuho Holdings, Inc.                -         -           134       134
            -           4,900            10,000      14,900 Murata Manufacturing Co., Ltd.       -       190           387       577
            -          30,200            63,000      93,200 NEC Corp.                            -       108           226       334
            -          30,400            52,000      82,400 New Oji Paper Co.                    -       138           236       374
            -          11,600            16,000      27,600 NGK Insulators, Ltd.                 -        63            87       150
            -           8,000                 -       8,000 NGK Spark Plug Co., Ltd.             -        49             -        49
            -             600             1,000       1,600 Nidec Corp.                          -        34            57        91
            -           9,000                 -       9,000 Nikko Securities Co., Ltd.           -        32             -        32
            -           5,000                 -       5,000 Nikon Corp. *                        -        37             -        37
            -           3,400             4,000       7,400 Nintendo Co., Ltd.                   -       268           315       583
            -          25,600            75,000     100,600 Nippon Express Co., Ltd.             -        91           268       359
            -           7,600            10,000      17,600 Nippon Meat Packers, Inc.            -        73            96       169
            -           9,000                 -       9,000 Nippon Mining Holdings, Inc *        -        12             -        12
            -          49,800           101,800     151,600 Nippon Oil Co., Ltd.                 -       196           401       597
            -          10,000                 -      10,000 Nippon Sheet Glass Co., Ltd.         -        18             -        18
            -         175,800           314,000     489,800 Nippon Steel Corp.                   -       207           369       576
            -             209               198         407 Nippon Telegraph and Telephone
                                                              Corp.                              -       701           664     1,365
            -              21                43          64 Nippon Unipac Holding                -        89           182       271
            -          35,000            56,000      91,000 Nippon Yusen Kabushiki Kaisha        -       115           184       299
            -           4,000                 -       4,000 Nissan Chemical Industries,
                                                              Ltd.                               -        15             -        15
            -          60,600           150,000     210,600 Nissan Motors Co., Ltd.              -       461         1,142     1,603
            -           3,000                 -       3,000 Nisshin Flour Milling Co.,
                                                              Ltd.                               -        19             -        19
            -           2,000                 -       2,000 Nisshinbo Industries, Inc.           -         7             -         7
            -           1,900                 -       1,900 Nissin Food Products Co., Ltd.       -        37             -        37
            -           4,200            12,000      16,200 Nitto Denko Corp.                    -       110           314       424
            -          47,000            96,000     143,000 Nomura Securities Co., Ltd.          -       565         1,153     1,718
            -          20,000                 -      20,000 NSK, Ltd.                            -        55             -        55
            -          11,000                 -      11,000 NTN, Corp.                           -        40             -        40
            -              22                 -          22 NTT Data Corp.                       -        60             -        60
            -             130             1,025       1,155 NTT DoCoMo, Inc.                     -       250         1,974     2,224
            -          15,000                 -      15,000 Obayashi Corp.                       -        33             -        33
            -           8,000                 -       8,000 Oki Electric Industry Co.,
                                                              Ltd. *                             -        14             -        14
            -           4,000                 -       4,000 Olympus Optical Co., Ltd.            -        61             -        61
            -           5,000             9,000      14,000 Omron Corp.                          -        72           129       201
            -           5,000                 -       5,000 Onward Kashiyama Co., Ltd.           -        38             -        38
            -             300                 -         300 Oracle Corp. Japan                   -         8             -         8
            -           2,200                 -       2,200 Oriental Land Co., Ltd.              -       122             -       122
            -           1,840             6,000       7,840 Orix Corp.                           -       110           358       468
            -          66,200                 -      66,200 Osaka Gas Co., Ltd.                  -       157             -       157
            -           4,801             6,000      10,801 Pioneer Electronic Corp.             -        92           115       207
            -           2,800                 -       2,800 Promise Co., Ltd.                    -        88             -        88
            -          13,000                 -      13,000 Ricoh Co., Ltd.                      -       197             -       197
            -           2,200             6,600       8,800 Rohm Co., Ltd.                       -       251           752     1,003
            -          12,800            16,000      28,800 Sankyo Co., Ltd.                     -       175           218       393
            -             700                 -         700 Sanrio Co., Ltd.                     -         3             -         3
            -          51,000            57,000     108,000 Sanyo Electric Co., Ltd.             -       145           162       307

                           FIFTH THIRD WORLDWIDE FUND
                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                 AS OF 01/31/02
                                   (UNAUDITED)
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
                                                                                                        FIFTH      FIFTH
                        FIFTH                                                                 FIFTH     THIRD      THIRD
        FIFTH           THIRD        FIFTH THIRD                                              THIRD     INTER-     INTER-     PRO
        THIRD       INTERNATIONAL   INTERNATIONAL   PRO FORMA                               WORLDWIDE  NATIONAL   NATIONAL   FORMA
   WORLDWIDE FUND    EQUITY FUND      GDP FUND       COMBINED                                  FUND  EQUITY FUND  GDP FUND  COMBINED
      PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL          SECURITY               MARKET    MARKET     MARKET    MARKET
    AMOUNT/SHARES   AMOUNT/SHARES   AMOUNT/SHARES  AMOUNT/SHARES      DESCRIPTION             VALUE     VALUE      VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------

            -           8,100            15,000      23,100 Secom Co., Ltd.                      -       236           436       672
            -               -             5,700       5,700 Sega Enterprises, Ltd. *             -         -            39        39
            -           8,000                 -       8,000 Sekisui Chemical Co., Ltd.           -        20             -        20
            -          20,600            22,000      42,600 Sekisui House, Ltd.                  -       148           158       306
            -           6,000            21,000      27,000 Seven-Eleven Japan Co., Ltd.         -       154           538       692
            -          25,200            40,000      65,200 Sharp Corp.                          -       246           390       636
            -             400                 -         400 Shimamura Co., Ltd.                  -        22             -        22
            -           3,100                 -       3,100 Shimano, Inc.                        -        45             -        45
            -          24,600            55,000      79,600 Shimizu Construction                 -        60           134       194
            -           8,648            30,000      38,648 Shin-Etsu Chemical Co.               -       283           980     1,263
            -           7,000            16,000      23,000 Shionogi & Co., Ltd.                 -        87           199       286
            -          10,800            16,000      26,800 Shisiedo Co., Ltd.                   -       129           191       320
            -               -            20,000      20,000 Shizuoka Bank, Ltd.                  -         -           119       119
            -               -            41,000      41,000 Showa Denko KK *                     -         -            53        53
            -           6,000                 -       6,000 Showa Shell Sekiyu KK                -        39             -        39
            -           5,000                 -       5,000 Skylark Co., Ltd.                    -        58             -        58
            -           1,800             3,000       4,800 SMC Corp.                            -       142           236       378
            -           6,900                 -       6,900 Softbank Corp.                       -        89             -        89
            -          21,198            46,700      67,898 Sony Corp.                           -       832         1,834     2,666
            -           4,000                 -       4,000 Sumitomo Bakelite Co.                -        17             -        17
            -          37,600            69,000     106,600 Sumitomo Chemical Co., Ltd.          -       143           263       406
            -          22,200            43,000      65,200 Sumitomo Corp.                       -       104           201       305
            -          15,400            52,000      67,400 Sumitomo Electric Industries         -       105           353       458
            -          13,600            28,000      41,600 Sumitomo Metal Mining Co.,
                                                              Ltd.                               -        52           106       158
            -               -                77          77 Sumitomo Mitsui Financial
                                                              Group *                            -         -           236       236
            -           6,000                 -       6,000 Sumitomo Trust & Banking             -        23             -        23
            -           8,800                 -       8,800 Taisho Pharmaceutical Co.            -       131             -       131
            -           2,000                 -       2,000 Taiyo Yuden Co., Ltd.                -        20             -        20
            -           4,000                 -       4,000 Taka Shi Maya Co., Ltd.              -        17             -        17
            -           3,000                 -       3,000 Takara Shuzo Co., Ltd.               -        14             -        14
            -          19,400            55,000      74,400 Takeda Chemical Industries,
                                                              Ltd.                               -       738         2,092     2,830
            -           3,120             5,000       8,120 Takefuji Corp.                       -       159           255       414
            -           3,000                 -       3,000 Takuma Co., Ltd.                     -        15             -        15
            -           2,400                 -       2,400 TDK Corp.                            -        99             -        99
            -          22,400            35,000      57,400 Teijin, Ltd.                         -        59            93       152
            -           4,000                 -       4,000 Teikoku Oil Co., Ltd.                -        14             -        14
            -           6,200                 -       6,200 Terumo Corp.                         -        86             -        86
            -             700                 -         700 THK Co, Ltd.                         -         8             -         8
            -             651                 -         651 TIS, Inc.                            -        10             -        10
            -          26,600                 -      26,600 Tobu Railway Co., Ltd.               -        68             -        68
            -           1,600                 -       1,600 Toho Co.                             -        14             -        14
            -          13,100            19,500      32,600 Tohoku Electric Power Co.,
                                                              Ltd.                               -       190           282       472
            -           3,000                 -       3,000 Tokyo Broadcasting System,
                                                              Inc.                               -        37             -        37
            -          39,100            50,900      90,000 Tokyo Electric Power Co., Inc.       -       730           951     1,681
            -           3,100            13,000      16,100 Tokyo Electronics, Ltd.              -       140           585       725
            -          71,600           153,000     224,600 Tokyo Gas Co., Ltd.                  -       211           450       661
            -          28,400            76,000     104,400 Tokyu Corp.                          -        95           254       349
            -           3,000                 -       3,000 Tonengeneral Sekiyu K.K.             -        18             -        18
            -          22,600            43,000      65,600 Toppan Printing Co., Ltd.            -       154           293       447
            -          33,100            53,000      86,100 Toray Co.                            -        70           113       183
            -          68,000           109,000     177,000 Toshiba Corp. *                      -       205           329       534
            -          13,000            21,000      34,000 Tosoh Corp.                          -        32            51        83
            -           5,000            14,000      19,000 Tostem Corp.                         -        68           191       259
            -          15,600                 -      15,600 Toto, Ltd.                           -        63             -        63
            -           5,000                 -       5,000 Toyo Seikan Kaisha, Ltd.             -        55             -        55
            -           2,000                 -       2,000 Toyobo Co., Ltd.                     -         3             -         3
            -           1,100                 -       1,100 Toyota Automatic Loom Works          -        16             -        16
            -          72,800           118,800     191,600 Toyota Motor Corp.                   -     1,733         2,829     4,562
            -             200                 -         200 Trans Cosmos, Inc.                   -         2             -         2
            -             700                 -         700 Trend Micro, Inc. *                  -        12             -        12
            -           1,000             5,000       6,000 Uni-Charm Corp.                      -        35           177       212
            -           3,000                 -       3,000 UNY Co., Ltd.                        -        25             -        25
            -           2,000                 -       2,000 Wacoal Corp.                         -        14             -        14
            -               7                 -           7 West Japan Railway Co.               -        23             -        23
            -           1,050                 -       1,050 World Co., Ltd                       -        17             -        17
            -           2,000                 -       2,000 Yakult Honsha Co., Ltd.              -        25             -        25
            -           3,000                 -       3,000 Yamaha Corp.                         -        33             -        33
            -          10,000            21,000      31,000 Yamanouchi Pharmaceutical Co.,
                                                              Ltd.                               -       260           546       806
            -           7,000            19,000      26,000 Yamato Transport Co., Ltd.           -        97           262       359
            -           3,000                 -       3,000 Yamazaki Baking Co., Ltd.            -        15             -        15
            -           3,000             9,000      12,000 Yokogawa Electric Corp.              -        21            62        83
                                                                                        --------------------------------------------
                                                                                                 -    25,820        46,476    72,296
 LUXEMBORG

            -           4,020                 -       4,020 Arcelor *                            -        43             -        43
                                                                                        --------------------------------------------
                                                                                                 -        43             -        43
 NETHERLANDS

            -          37,950            39,035      76,985 ABN AMRO Holding NV                  -       591           608     1,199
            -          15,952            33,870      49,822 Aegon NV                             -       200           424       624
            -           3,359                 -       3,359 Akzo NV                              -        88             -        88
            -           1,477                 -       1,477 ASML Holding NV *                    -        11             -        11
            -           6,142                 -       6,142 Buhrmann NV                          -        23             -        23
            -           4,168                 -       4,168 Corio NV                             -       116             -       116
            -          10,353                 -      10,353 Elsevier NV                          -       114             -       114
            -           2,613                 -       2,613 Eurocommercial Properties NV         -        54             -        54
            -           4,404                 -       4,404 Getronics NV *                       -         1             -         1

                           FIFTH THIRD WORLDWIDE FUND
                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                 AS OF 01/31/02
                                   (UNAUDITED)
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
                                                                                                        FIFTH      FIFTH
                        FIFTH                                                                 FIFTH     THIRD      THIRD
        FIFTH           THIRD        FIFTH THIRD                                              THIRD     INTER-     INTER-     PRO
        THIRD       INTERNATIONAL   INTERNATIONAL   PRO FORMA                               WORLDWIDE  NATIONAL   NATIONAL   FORMA
   WORLDWIDE FUND    EQUITY FUND      GDP FUND       COMBINED                                  FUND  EQUITY FUND  GDP FUND  COMBINED
      PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL          SECURITY               MARKET    MARKET     MARKET    MARKET
    AMOUNT/SHARES   AMOUNT/SHARES   AMOUNT/SHARES  AMOUNT/SHARES      DESCRIPTION             VALUE     VALUE      VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------

            -           2,262                 -       2,262 Hagemeyer NV                         -        15             -        15
            -          21,015                 -      21,015 Heineken NV                          -       757             -       757
            -          13,490            44,150      57,640 ING Groep NV                         -       205           670       875
            -          15,284                 -      15,284 Koninklijke Ahold NV                 -       190             -       190
            -          11,776                 -      11,776 Koninklijke KNP NV *                 -        83             -        83
            -          29,930            41,554      71,484 Philips Electronics NV               -       508           705     1,213
            -           3,100                 -       3,100 Rodamco Cont Eurpope NV              -       135             -       135
            -          79,659            57,700     137,359 Royal Dutch Petroleum                -     3,297         2,388     5,685
            -           1,939            31,200      33,139 STMicroelectronics NV                -        35           562       597
            -          11,615                 -      11,615 TNT Post Groep NV                    -       176             -       176
            -          34,922            19,670      54,592 Unilever NV                          -     1,961         1,104     3,065
            -           7,465                 -       7,465 Vedior NV                            -        40             -        40
            -             990                 -         990 Wereldhave                           -        55             -        55
            -           6,275                 -       6,275 Wolters Kluwer NV CVA                -        93             -        93
                                                                                        --------------------------------------------
                                                                                                 -     8,748         6,461    15,209
 NEW ZEALAND

            -               -            10,596      10,596 Auckland International
                                                              Airport, Ltd.                      -         -            31        31
            -          16,513            46,481      62,994 Carter Holt Harvey, Ltd.             -        16            44        60
            -               -            15,500      15,500 Contact Energy, Ltd.                 -         -            36        36
            -               -             7,755       7,755 Fisher & Paykel Appliance            -         -            43        43
            -               -             5,744       5,744 Fisher & Paykel Industries,
                                                              Ltd.                               -         -            32        32
            -               -            20,900      20,900 Fletcher Building, Ltd.              -         -            40        40
            -               -            11,200      11,200 Sky City, Ltd.                       -         -            52        52
            -           5,838           100,165     106,003 Telecom Corp. of New Zealand,
                                                              Ltd.                               -        14           241       255
            -               -             7,400       7,400 The Warehouse Group, Ltd.            -         -            28        28
                                                                                        --------------------------------------------
                                                                                                 -        30           547       577
 NORWAY

            -               -             1,400       1,400 Bergesen Dy ASA, Class A             -         -            30        30
            -           4,503            16,300      20,803 DnB Holding  ASA                     -        22            78       100
            -               -             8,100       8,100 Frontline, Ltd.                      -         -            85        85
            -             386                 -         386 Gjensidige NOR ASA                   -        12             -        12
            -           4,472             6,150      10,622 Norsk Hydro ASA                      -       187           257       444
            -           1,400             7,500       8,900 Norske Skogindustrier AG             -        18            97       115
            -           3,600             8,200      11,800 Orkla SA                             -        57           129       186
            -               -             9,400       9,400 Schibsted ASA                        -         -            92        92
            -               -            18,300      18,300 Statoil ASA                          -         -           141       141
            -               -             6,700       6,700 Storebrand ASA *                     -         -            24        24
            -             400                 -         400 Tandberg ASA *                       -         2             -         2
            -               -            18,400      18,400 Telenor ASA                          -         -            66        66
                                                                                        --------------------------------------------
                                                                                                 -       298           999     1,297
 PORTUGAL

            -          28,349            99,800     128,149 Banco Commercial                     -        61           214       275
            -             839                 -         839 Banco Espir Santo E                  -        11             -        11
            -               -            24,400      24,400 BPI-SGPS SA                          -         -            55        55
            -          29,000            21,300      50,300 Brisa Auto-Estradas                  -       156           114       270
            -         258,598           100,300     358,898 Electricidade de Portugal SA         -       418           163       581
            -           3,950                 -       3,950 Jeronimo Martins, SGPS SA *          -        27             -        27
            -          12,829            62,400      75,229 Portugal Telecom SA                  -        90           437       527
            -           8,200           125,400     133,600 Sonae *                              -         4            55        59
                                                                                        --------------------------------------------
                                                                                                 -       767         1,038     1,805
 SINGAPORE

            -          75,250                 -      75,250 Capitaland, Ltd.                     -        44             -        44
            -          16,000                 -      16,000 Chartered Semiconductor,
                                                              Ltd. *                             -         7             -         7
            -          37,000            19,600      56,600 City Developments, Ltd.              -        83            44       127
            -           7,500                 -       7,500 Cycle & Carriage, Ltd.               -        14             -        14
            -          60,683            57,987     118,670 DBS Group Holdings, Ltd.             -       356           340       696
            -          12,600                 -      12,600 Fraser & Neave                       -        59             -        59
            -           2,426                 -       2,426 Haw Par Brothers Corp., Ltd.         -         5             -         5
            -          16,000                 -      16,000 Hotel & Properties                   -         9             -         9
            -          36,000                 -      36,000 Keppel Corp., Ltd.                   -        76             -        76
            -          59,058            42,959     102,017 Oversea-Chinese Banking
                                                              Corp., Ltd.                        -       309           225       534
            -           6,000                 -       6,000 Overseas Union Enterprises           -        20             -        20
            -          68,802                 -      68,802 Sembcorp Industries, Ltd.            -        33             -        33
            -          46,000            24,000      70,000 Singapore Airlines, Ltd.             -       255           133       388
            -          19,059            15,072      34,131 Singapore Press Holdings, Ltd.       -       201           159       360
            -         115,000            42,000     157,000 Singapore Technology
                                                              Engineering, Ltd.                  -       114            42       156
            -         324,000                 -     324,000 Singapore Telecommunications,
                                                              Ltd.                               -       244             -       244
            -          59,352            52,921     112,273 United Overseas Bank, Ltd.           -       357           319       676
            -          33,000                 -      33,000 United Overseas Land, Ltd.           -        31             -        31
            -           6,000            15,000      21,000 Venture Manufacturing, Ltd.          -        45           112       157
                                                                                        --------------------------------------------
                                                                                                 -     2,262         1,374     3,636
 SOUTH KOREA

            -             510                 -         510 Samsung Display Devices Co.          -        28             -        28
            -           1,170                 -       1,170 Samsung Electro-Mechanics Co.        -        38             -        38
            -           1,550                 -       1,550 Samsung Electronics Co.              -       388             -       388
            -             570                 -         570 Samsung Electronics Co., Ltd.        -        69             -        69
                                                                                        --------------------------------------------
                                                                                                 -       523             -       523
 SPAIN

            -             585                 -         585 Acerinox SA                          -        22             -        22
            -           9,518                 -       9,518 Acesa Autopista                      -       112             -       112
            -           2,069             3,300       5,369 Actividad Construction               -        66           105       171
            -           5,916            16,500      22,416 Altadis SA                           -       135           377       512
            -          15,701                 -      15,701 Amadeus Global Travel
                                                              Distribution SA                    -        63             -        63
            -          82,063           110,123     192,186 Banco Bilbao Vizcaya-Argentari       -       711           954     1,665
            -         122,865           155,320     278,185 Banco Santander Central
                                                              Hispano SA                         -       758           959     1,717

                           FIFTH THIRD WORLDWIDE FUND
                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                 AS OF 01/31/02
                                   (UNAUDITED)
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
                                                                                                        FIFTH      FIFTH
                        FIFTH                                                                 FIFTH     THIRD      THIRD
        FIFTH           THIRD        FIFTH THIRD                                              THIRD     INTER-     INTER-     PRO
        THIRD       INTERNATIONAL   INTERNATIONAL   PRO FORMA                               WORLDWIDE  NATIONAL   NATIONAL   FORMA
   WORLDWIDE FUND    EQUITY FUND      GDP FUND       COMBINED                                  FUND  EQUITY FUND  GDP FUND  COMBINED
      PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL          SECURITY               MARKET    MARKET     MARKET    MARKET
    AMOUNT/SHARES   AMOUNT/SHARES   AMOUNT/SHARES  AMOUNT/SHARES      DESCRIPTION             VALUE     VALUE      VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------

            -          28,068            68,680      96,748 Endesa SA                            -       337           824     1,161
            -          27,874            11,400      39,274 Gas Natural SDG SA                   -       551           225       776
            -           4,192                 -       4,192 General De Aguas De
                                                              Barcelona SA                       -        47             -        47
            -           5,272            11,700      16,972 Grupo Dragados SA                    -        95           210       305
            -          26,897            43,524      70,421 Iberdrola SA                         -       395           639     1,034
            -           4,300                 -       4,300 Inmobilaria Ubris SA                 -        28             -        28
            -           6,680                 -       6,680 Inmobiliaria Colonial SA             -       107             -       107
            -           7,368                 -       7,368 Metrovacesa SA                       -       188             -       188
            -          26,070            32,194      58,264 Repsol SA                            -       374           462       836
            -           3,294                 -       3,294 Sol Melia SA                         -        13             -        13
            -         119,205           244,800     364,005 Telefonica SA *                      -     1,149         2,359     3,508
            -           7,635                 -       7,635 TelePizza SA *                       -         6             -         6
            -          24,219                 -      24,219 Union Electric Penosa SA             -       316             -       316
            -          18,500                 -      18,500 Vallehermoso SA                      -       171             -       171
                                                                                        --------------------------------------------
                                                                                                 -     5,644         7,114    12,758
 SWEDEN

            -               -            17,800      17,800 Assa Abloy AB, Class B               -         -           183       183
            -           3,100            11,100      14,200 Atlas Copco AB, Series A             -        58           206       264
            -           1,700                 -       1,700 Atlas Copco AB, Series B             -        29             -        29
            -           2,990                 -       2,990 Castellum International, Ltd.        -        41             -        41
            -           8,800            17,300      26,100 Electrolux AB, Series B              -       128           252       380
            -               -           406,000     406,000 Ericsson LM, Series B *              -         -           342       342
            -             700                 -         700 Gambro AB, Series A                  -         4             -         4
            -          22,000            30,200      52,200 Hennes & Mauritz AB, Series B        -       458           627     1,085
            -           1,600                 -       1,600 Holmen AB                            -        35             -        35
            -           2,170                 -       2,170 JM AB, Series B                      -        35             -        35
            -          62,322            99,700     162,022 Nordic Baltic                        -       267           426       693
            -           8,670            16,700      25,370 Sandvik AB                           -       179           345       524
            -          19,400            20,900      40,300 Securitas AB, B Shares               -       216           233       449
            -          12,400            17,900      30,300 Shanska AB, Series B                 -        68            98       166
            -           7,842            58,700      66,542 Skandia Forsakrings AB               -        18           132       150
            -           9,020            37,100      46,120 Skandiaviska Enskil                  -        73           302       375
            -           2,100                 -       2,100 SKF AB, Series B                     -        52             -        52
            -           2,264            11,900      14,164 Svenska Cellulosa AB, Series B       -        71           374       445
            -          19,002            24,600      43,602 Svenska Handelsbanken,
                                                              Series A                           -       239           310       549
            -           1,200                 -       1,200 Svenskt Stal AB, Series A            -        14             -        14
            -           7,700                 -       7,700 Swedish Match AB                     -        55             -        55
            -             975             6,200       7,175 Tele2 AB *                           -        26           165       191
            -          50,327            63,500     113,827 Telia                                -       178           225       403
            -           1,200             4,600       5,800 Volvo AB, Series A                   -        19            74        93
            -           4,700             9,400      14,100 Volvo AB, Series B                   -        78           157       235
            -           8,900                 -       8,900 WM-Data AB                           -         8             -         8
                                                                                        --------------------------------------------
                                                                                                 -     2,349         4,451     6,800
 SWITZERLAND

            -           7,830                 -       7,830 Adecco SA, Registered                -       248             -       248
            -              72                 -          72 Centerpulse AG, Registered *         -        11             -        11
            -             900                 -         900 Ciba Specialty Chemicals AG          -        57             -        57
            -           1,600                 -       1,600 Clariant AG                          -        22             -        22
            -           2,133                 -       2,133 Compagnie Finaciere
                                                              Richemont AG                       -        35             -        35
            -          29,065            24,580      53,645 Credit Suisse Group *                -       624           528     1,152
            -              23                 -          23 George Fischer, Registered           -         2             -         2
            -             139                 -         139 Givaudan                             -        58             -        58
            -             325                 -         325 Holcim, Ltd.                         -        55             -        55
            -             100                 -         100 Kudelski SA *                        -         1             -         1
            -             430                 -         430 Logitech International SA *          -        14             -        14
            -             440                 -         440 Lonza Group AG                       -        26             -        26
            -          11,980            10,345      22,325 Nestle                               -     2,487         2,148     4,635
            -          54,581            76,260     130,841 Novartis AG, Registered              -     1,996         2,787     4,783
            -             400                 -         400 PSP Swiss Property AG                -        45             -        45
            -           4,370                 -       4,370 Roche Holding AG                     -       494             -       494
            -          14,200            16,000      30,200 Roche Holdings AG Genusscheine       -       974         1,098     2,072
            -             385                 -         385 Societe Generale de
                                                              Surveillance Holdings SA           -       125             -       125
            -              71                 -          71 Sulzer AG, Registered                -         9             -         9
            -           4,965             8,100      13,065 Swiss Reinsurance                    -       300           490       790
            -             965                 -         965 Swisscom AG                          -       296             -       296
            -           1,271                 -       1,271 Syngenta                             -        77             -        77
            -             700                 -         700 The Swatch Group AG                  -        12             -        12
            -             740                 -         740 The Swatch Group AG, Series B        -        62             -        62
            -          31,663            32,352      64,015 UBS AG *                             -     1,367         1,397     2,764
            -              59                 -          59 Valora Holdings, AG,
                                                              Registered                         -        10             -        10
            -           2,108             2,339       4,447 Zurich Financial Services            -       205           227       432
                                                                                        --------------------------------------------
                                                                                                 -     9,612         8,675    18,287
 THAILAND

            -           8,700                 -       8,700 Cmic Finance & Securities PLC*       -        -#             -         -
            -          13,300                 -      13,300 Finance One PLC *                    -        -#             -         -
            -          14,500                 -      14,500 General Finance & Securities
                                                              PLC*                               -        -#             -         -
            -           9,100                 -       9,100 Univest Land PLC*                    -        -#             -         -
                                                                                        --------------------------------------------
                                                                                                 -        -#             -         -
                                                                                        --------------------------------------------
                                                            TOTAL FOREIGN STOCKS                 -   127,060       199,210   326,270


                                                            INVESTMENT COMPANIES

 UNITED STATES

       15,832               -                 -      15,832 American Century Small Cap
                                                              Value Investor Class C           104         -             -       104
       13,092               -                 -      13,092 Artisan International              179         -             -       179
          193               -                 -         193 Artisan Mid Cap Fund Investor
                                                              Class*                             4         -             -         4

                           FIFTH THIRD WORLDWIDE FUND
                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                 AS OF 01/31/02
                                   (UNAUDITED)
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
                                                                                                        FIFTH      FIFTH
                        FIFTH                                                                 FIFTH     THIRD      THIRD
        FIFTH           THIRD        FIFTH THIRD                                              THIRD     INTER-     INTER-     PRO
        THIRD       INTERNATIONAL   INTERNATIONAL   PRO FORMA                               WORLDWIDE  NATIONAL   NATIONAL   FORMA
   WORLDWIDE FUND    EQUITY FUND      GDP FUND       COMBINED                                  FUND  EQUITY FUND  GDP FUND  COMBINED
      PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL          SECURITY               MARKET    MARKET     MARKET    MARKET
    AMOUNT/SHARES   AMOUNT/SHARES   AMOUNT/SHARES  AMOUNT/SHARES      DESCRIPTION             VALUE     VALUE      VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------

       22,629               -                 -      22,629 Berger Mid Cap Value               326         -             -       326
           84               -                 -          84 Credit Suisse Global
                                                              Technology Fund*                   2         -             -         2
      162,484               -                 -     162,484 Credit Suisse Japan Growth
                                                              Fund *                           609         -             -       609
          164               -                 -         164 Credit Suisse Pincus Global
                                                              Post Venture Capital*              2         -             -         2
        8,397               -                 -       8,397 Driehaus Asia Pacific Growth
                                                              Fund *                            98         -             -        98
           33               -                 -          33 Excelsior Pacific/Asia *             -         -             -         -
          109               -                 -         109 Fremont US Micro Cap *               2         -             -         2
          201               -                 -         201 Fremont US Small Cap *               1         -             -         1
           68               -                 -          68 Heartland Value                      2         -             -         2
          159               -                 -         159 Henlopen *                           2         -             -         2
           93               -                 -          93 Invesco Energy Fund Class IV *       2         -             -         2
           32               -                 -          32 Invesco Financial Services
                                                              Fund Class IV                      1         -             -         1
           59               -                 -          59 Invesco Gold Fund Investor
                                                              Class *                            -         -             -         -
          258               -                 -         258 Invesco Small Company Growth
                                                              Investor Class*                    2         -             -         2
        8,013               -                 -       8,013 Janus Global Life Sciences *        98         -             -        98
           16               -                 -          16 Janus Mercury *                      -         -             -         -
          505               -                 -         505 Janus Overseas                       7         -             -         7
           32               -                 -          32 Janus Worldwide                      1         -             -         1
       25,558               -                 -      25,558 Liberty Acorn International
                                                              Fund                             384         -             -       384
       14,893               -                 -      14,893 Liberty Acorn USA *                210         -             -       210
       55,037               -                 -      55,037 Longleaf Partners
                                                              International                    536         -             -       536
       32,983               -                 -      32,983 Matthews China                     299         -             -       299
       49,394               -                 -      49,394 Matthews Korea                     168         -             -       168
       24,687               -                 -      24,687 Matthews Pacific Tiger
                                                              Class I *                        203         -             -       203
       79,719               -                 -      79,719 Mutual Series European Class Z   1,006         -             -     1,006
          211               -                 -         211 Oakmark International Equity
                                                              Fund Class I                       3         -             -         3
       19,894               -                 -      19,894 Oakmark International Small
                                                              Cap Class I                      205         -             -       205
          201               -                 -         201 Oakmark Select Class I               5         -             -         5
       60,792               -                 -      60,792 PBHG Clipper Focus                 783         -             -       783
       31,154               -                 -      31,154 Pin Oak Aggressive Stock *         377         -             -       377
        4,207               -                 -       4,207 Potomac Small Cap/Short *          187         -             -       187
        4,899               -                 -       4,899 Profunds Short Small - Cap *       187         -             -       187
       13,241               -                 -      13,241 RCM Global Healthcare *            202         -             -       202
      120,248               -                 -     120,248 Red Oak Technology Select *        547         -             -       547
       23,484               -                 -      23,484 Reich & Tang Delafield Fund,
                                                              Inc.                             413         -             -       413
          149               -                 -         149 RS Diversified Growth
                                                              Class A *                          2         -             -         2
       11,111               -                 -      11,111 RS Emerging Growth Class A *       207         -             -       207
        9,985               -                 -       9,985 RS Microcap Growth                 123         -             -       123
       18,416               -                 -      18,416 RS Partners Fund Class A *         332         -             -       332
       13,373               -                 -      13,373 Rydex - Biotechnology Fund
                                                              Investor Class*                  176         -             -       176
       65,003               -                 -      65,003 Rydex - Energy Services
                                                              Investor Class*                  376         -             -       376
       34,538               -                 -      34,538 Rydex Precious Metals *          1,068         -             -     1,068
        7,225               -                 -       7,225 Rydex Tempest 500 Class H          701         -             -       701
       18,364               -                 -      18,364 Rydex Venture 100 Class H        1,279         -             -     1,279
          190               -                 -         190 Strong Asia Pacific                  1         -             -         1
       34,883               -                 -      34,883 T. Rowe Price Japan FD *           166         -             -       166
       33,678               -                 -      33,678 T. Rowe Price New Asia Fund        193         -             -       193
       59,160               -                 -      59,160 Third Ave Small - Cap Value        776         -             -       776
       61,125               -                 -      61,125 Tocqueville International
                                                              Value Fund                       453         -             -       453
          133               -                 -         133 Turner Micro Cap Growth
                                                              Class I *                          4         -             -         4
          417               -                 -         417 Turner Small Cap Growth Fund
                                                              Class I*                           5         -             -         5
       26,871               -                 -      26,871 Tweedy, Browne Global Value        404         -             -       404
       96,125               -                 -      96,125 Van Wagoner Emerging Growth
                                                              Fund*                            442         -             -       442
      125,708               -                 -     125,708 Van Wagoner Post - Venture
                                                              Fund *                           441         -             -       441
       75,709               -                 -      75,709 Van Wagoner Technology *           441         -             -       441
       16,070               -                 -      16,070 Vanguard International Growth
                                                              Fund                             189         -             -       189
       10,181               -                 -      10,181 Vanguard International Value
                                                              Fund                             184         -             -       184
      181,765               -                 -     181,765 Wasatch Small Cap Value *          605         -             -       605
                                                                                        --------------------------------------------
                                                                                            15,725         -             -    15,725
                                                                                        --------------------------------------------
                                                            TOTAL INVESTMENT COMPANIES      15,725         -             -    15,725

                                                            PREFERRED STOCKS

 AUSTRALIA

            -          34,284           109,629     143,913 News Corp., Ltd.                     -       191           610       801
                                                                                        --------------------------------------------
                                                                                                 -       191           610       801
 GERMANY

            -             600                 -         600 Volkswagen AG                        -        18             -        18
                                                                                        --------------------------------------------
                                                                                                 -        18             -        18
                                                                                        --------------------------------------------
                                                            TOTAL PREFERRED STOCKS               -       209           610       819

                                                            RIGHTS

 SPAIN

            -               -           244,800     244,800 Telefonica SA *                      -         -            47        47
                                                                                        --------------------------------------------
                                                                                                 -         -            47        47
                                                                                        --------------------------------------------
                                                            TOTAL RIGHTS                         -         -            47        47

                                                            MONEY MARKETS

 UNITED STATES

      498,055       6,311,873                 -   6,809,928 Dreyfus Cash Management
                                                              Money Market Fund                498     6,312             -     6,810
      498,055       6,263,220         2,636,557   9,397,832 Federated Prime Value
                                                              Obligations MM Fund              498     6,263         2,637     9,398
                                                                                        --------------------------------------------
                                                                                               996    12,575         2,637    16,208
                                                                                        --------------------------------------------
                                                            TOTAL MONEY MARKETS                996    12,575         2,637    16,208



                                                            REPURCHASE AGREEMENTS

 UNITED STATES

                           FIFTH THIRD WORLDWIDE FUND
                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                 AS OF 01/31/02
                                   (UNAUDITED)
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
                                                                                                        FIFTH      FIFTH
                        FIFTH                                                                 FIFTH     THIRD      THIRD
        FIFTH           THIRD        FIFTH THIRD                                              THIRD     INTER-     INTER-     PRO
        THIRD       INTERNATIONAL   INTERNATIONAL   PRO FORMA                               WORLDWIDE  NATIONAL   NATIONAL   FORMA
   WORLDWIDE FUND    EQUITY FUND      GDP FUND       COMBINED                                  FUND  EQUITY FUND  GDP FUND  COMBINED
      PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL          SECURITY               MARKET    MARKET     MARKET    MARKET
    AMOUNT/SHARES   AMOUNT/SHARES   AMOUNT/SHARES  AMOUNT/SHARES      DESCRIPTION             VALUE     VALUE      VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------

        1,065           1,273                 -       2,338 UBS Warburg Repo                 1,065     1,273             -     2,338
                                                                                        --------------------------------------------
                                                                                             1,065     1,273             -     2,338
                                                                                        --------------------------------------------
                                                            TOTAL REPURCHASE AGREEMENTS      1,065     1,273             -     2,338
                                                                                        --------------------------------------------
                 TOTAL (COST $19,119, $182,136 AND $285,416
                   RESPECTIVELY)                                                           $17,786  $141,117      $202,504  $361,407
                                                                                        --------------------------------------------
                    OTHER ASSETS/(LIABILITIES) IN EXCESS OF
                      LIABILITIES/(OTHER ASSETS)                                              (400)    4,796         1,607     6,003
                                                                                        --------------------------------------------
                                                 NET ASSETS                                $17,386  $145,913      $204,111  $367,410
                                                                                        ============================================

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

*   Non-income producing security.
#   Market value is less than five hundred dollars.
a) Part of this security has been deposited as initial margin on open futures contracts.


                                     COST OF                                          NET
                                    INVESTMENTS       GROSS          GROSS         UNREALIZED
                                    FOR FEDERAL     UNREALIZED     UNREALIZED     APPRECIATION/
         FIFTH THIRD FUNDS          TAX PURPOSES   APPRECIATION   DEPRECIATION   (DEPRECIATION)
-----------------------------------------------------------------------------------------------
    Worldwide Fund                     19,119             89         (1,422)         (1,333)
    International Equity Fund         182,136          5,675        (46,694)        (41,019)
    International GDP Fund            285,416         14,200        (97,112)        (82,912)
                                   ------------------------------------------------------------
    Proforma Combined (Note 1)        486,671         19,964       (145,228)       (125,264)

    OPEN FUTURES CONTRACTS AS OF JANUARY 31, 2003:
    (Amounts in thousands except contract amount)

                                                                                                UNREALIZED
                                 NUMBER OF                                                     APPRECIATION/
                                 CONTRACTS         CONTRACT TYPE           NOTIONAL AMOUNT     (DEPRECIATION)    MARKET VALUE
                                 ---------         -------------           ---------------     --------------    ------------
    International Equity Fund        36            Long, SPI, 3/31/03                2,684               (36)           2,648
                                     14            Short TOPIX, 3/3/03            (119,000)            4,620         (114,380)
                                      8            Long DAX Index, 3/21/03             639               (88)             551
                                    268            Long Euro, 3/21/03                6,229              (189)           6,040
                                     60            Long FTSE 100, 3/21/03            2,323              (203)           2,120
                                 ------                                          ---------            ------         --------
                                    386                                           (107,125)            4,104         (103,021)

    INTERNATIONAL EQUITY FOREIGN CURRENCY CONTRACTS AS OF JANUARY 31, 2003:
                                           CONTRACT          CONTRACT       CURRENT         UNREALIZED
                                            AMOUNT             VALUE         VALUE         APPRECIATION/
    DELIVERY DATE                      (LOCAL CURRENCY)     U.S. DOLLAR    U.S. DOLLAR     (DEPRECIATION)
    --------------------------         ----------------     -----------    -----------     --------------
    BRITISH POUNDS STERLING
    --------------------------
    Long Contracts
         3/13/03                            4,683             $7,334         $7,676             $342
         3/13/03                            1,258              1,968          2,062               94
         3/13/03                            1,549              2,422          2,538              116
         3/13/03                              930              1,488          1,524               36

    Short Contracts
         3/13/03                               25                 39             40               (1)
         3/13/03                            6,024              9,421          9,873             (452)
         3/13/03                               56                 90             93               (3)
         2/03/03                               45                 75             75                -#

    EURO
    --------------------------
    Long Contracts
         3/13/03                            1,341              1,350          1,437               87
         3/13/03                            3,190              3,208          3,418              210
         3/13/03                            2,091              2,106          2,240              134
         3/13/03                            3,332              3,353          3,570              217
         3/13/03                            6,049              6,086          6,482              396
         4/10/03                            2,640              2,757          2,825               68
         4/10/03                            1,223              1,322          1,309              (13)
         2/04/03                              755                814            811               (3)
    Short Contracts
         3/13/03                            9,551              9,633         10,234             (601)
         3/13/03                            1,684              1,695          1,805             (110)
         4/10/03                              850                893            910              (17)
         4/10/03                              285                301            305               (4)
         4/10/03                              750                811            803                8
         2/03/03                              583                632            625                7
         2/03/03                               36                 39             39                -#
         2/03/03                               86                 93             92                1

    JAPANESE YEN
    --------------------------
    Long Contracts
         3/13/03                        1,202,877              9,706         10,045              339
         3/13/03                           84,339                686            704               18
         3/13/03                            4,466                 37             37                -#
         3/13/03                          184,700              1,542          1,542                -#
    Short Contracts
         3/13/03                          276,643              2,252          2,310              (58)
         3/13/03                          568,330              4,626          4,746             (120)
         3/13/03                          515,215              4,191          4,303             (112)

    AUSTRALIAN DOLLAR
    --------------------------
    Long Contracts
         3/13/03                            2,905              1,623          1,696               73
         4/10/03                            2,123              1,244          1,236               (8)
    Short Contracts
         3/13/03                              185                103            108               (5)


    THE INVESTMENT CONCENTRATION FOR THE INTERNATIONAL FUNDS AS A PERCENTAGE OF INVESTMENTS, BY INDUSTRY, AS OF JANUARY 31, 2003, WAS AS FOLLOWS:

                                                     International    International    Proforma
                                          Worldwide   Equity Fund         GDP          Combined
                                            Fund         Fund             Fund        (See Note 1)
                                          --------------------------------------------------------
         Advertising                        0.00%        0.09%            0.07%          0.07%
         Aerospace/Defense                  0.00%        0.37%            0.18%          0.24%
         Agriculture                        0.00%        1.27%            0.75%          0.91%
         Airlines                           0.00%        0.35%            0.21%          0.25%
         Apparel                            0.00%        0.08%            0.14%          0.11%
         Auto Manufacturers                 0.00%        2.21%            4.75%          3.52%
         Auto Parts & Equipment             0.00%        0.46%            0.62%          0.53%
         Banks                              0.00%       12.34%           16.01%         13.79%
         Beverages                          0.00%        2.15%            1.26%          1.55%
         Biotechnology                      0.00%        0.01%            0.02%          0.02%
         Building Materials                 0.00%        0.84%            0.98%          0.88%
         Cash Equivalents                  11.59%        9.81%            1.30%          5.13%
         Chemicals                          0.00%        1.54%            2.73%          2.13%
         Closed End Funds                   0.00%        0.10%            0.00%          0.04%
         Commercial Services                0.00%        1.88%            1.01%          1.30%
         Computers                          0.00%        0.29%            0.13%          0.19%
         Cosmetics/Personal Care            0.00%        1.42%            1.26%          1.26%
         Distribution/Wholesale             0.00%        0.51%            0.73%          0.61%
         Diversified Financial Services     0.00%        1.02%            1.38%          1.17%
         Electric                           0.00%        6.06%            4.44%          4.85%
         Electrical Components & Equipment  0.00%        1.24%            1.08%          1.09%
         Electronics                        0.00%        1.52%            1.64%          1.51%
         Engineering & Construction         0.00%        0.90%            0.96%          0.89%
         Entertainment                      0.00%        0.26%            0.09%          0.15%
         Environmental Control              0.00%        0.01%            0.00%          0.00%
         Food Service                       0.00%        0.28%            0.20%          0.22%
         Food                               0.00%        6.73%            4.67%          5.24%
         Forest Products & Paper            0.00%        0.44%            0.60%          0.51%
         Gas                                0.00%        1.19%            0.44%          0.71%
         Hand/Machine Tools                 0.00%        0.35%            0.63%          0.49%
         Healthcare-Products                0.00%        0.47%            0.41%          0.42%
         Holding Companies-Diversified      0.00%        1.00%            0.79%          0.83%
         Home Builders                      0.00%        0.19%            0.08%          0.12%
         Home Furnishings                   0.00%        1.18%            1.66%          1.39%
         Household Products/Wares           0.00%        0.39%            0.00%          0.15%
         Housewares                         0.00%        0.04%            0.00%          0.02%
         Insurance                          0.00%        1.70%            4.50%          3.19%
         Internet                           0.00%        0.07%            0.00%          0.03%
         Investment Companies              88.41%        0.00%            0.10%          4.41%
         Iron/Steel                         0.00%        0.40%            0.39%          0.38%
         Leisure Time                       0.00%        0.16%            0.00%          0.06%
         Lodging                            0.00%        0.14%            0.21%          0.17%
         Machinery-Construction & Mining    0.00%        0.13%            0.21%          0.17%
         Machinery-Diversified              0.00%        0.19%            0.09%          0.12%
         Media                              0.00%        1.48%            1.32%          1.31%
         Metal Fabricate/Hardware           0.00%        0.10%            0.09%          0.09%
         Mining                             0.00%        1.02%            1.16%          1.05%
         Miscellaneous Manufacturing        0.00%        1.45%            2.16%          1.78%
         Office Furnishings                 0.00%        0.02%            0.00%          0.01%
         Office/Business Equipment          0.00%        0.60%            0.83%          0.70%
         Oil & Gas                          0.00%        9.59%           10.27%          9.50%
         Packaging & Containers             0.00%        0.13%            0.09%          0.10%
         Pharmaceuticals                    0.00%        9.73%            9.96%          9.38%
         Real Estate                        0.00%        2.25%            0.96%          1.42%
         Retail                             0.00%        2.04%            1.27%          1.51%
         Semiconductors                     0.00%        0.32%            1.02%          0.70%
         Software                           0.00%        0.68%            0.50%          0.55%
         Storage/Warehousing                0.00%        0.01%            0.00%          0.00%
         Telecommunications                 0.00%        6.98%           11.37%          9.10%
         Textiles                           0.00%        0.16%            0.15%          0.14%
         Toys/Games/Hobbies                 0.00%        0.19%            0.17%          0.17%
         Transportation                     0.00%        1.24%            1.46%          1.30%
         Water                              0.00%        0.23%            0.50%          0.37%

                             FIFTH THIRD WORLDWIDE FUND
                        FIFTH THIRD INTERNATIONAL EQUITY FUND
                         FIFTH THIRD INTERNATIONAL GDP FUND
              PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                   AS OF 01/31/03
                                     (UNAUDITED)
                               (AMOUNTS IN THOUSANDS)

                                                                                 FIFTH THIRD
                                                                   FIFTH THIRD  INTERNATIONAL   FIFTH THIRD               PRO FORMA
                                                                    WORLDWIDE       EQUITY     INTERNATIONAL  PRO FORMA    COMBINED
                                                                      FUND           FUND        GDP FUND    ADJUSTMENTS   (NOTE 1)
                                                                    ---------     ----------    ------------ -----------  ----------
ASSETS:
Investments, at cost                                                $ 18,054      $ 180,863     $ 285,416          -      $ 484,333
Net unrealized appreciation/(depreciation)                            (1,333)       (41,019)      (82,912)         -       (125,264)
                                                                    ---------     ----------    ----------    -------     ----------
Investments, at value                                                 16,721        139,844       202,504                   359,069
Repurchase agreements, at cost                                         1,065          1,273             -          -          2,338
                                                                    ---------     ----------    ----------    -------     ----------
      Total Investments                                               17,786        141,117       202,504          -        361,407
Cash                                                                       -  ^       4,529             -          -          4,529
Collateral for securities loaned                                           -              -         6,512          -          6,512
Foreign currency at value                                                  -              -         1,188          -          1,188
Interest, dividends and other receivables                                  1            112           263          -            376
Receivable for investments sold                                            -            688             -          -            688
Receivable for Fund shares sold                                           15              -             -          -             15
Receivable for forward foreign currency contracts                          -          2,147             -          -          2,147
Reclaims receivable                                                        -            272           456          -            728
Receivable from Advisor and affiliates                                     1              -             2          -              3
Prepaid expense and other assets                                           6             23            17          -             46
                                                                    ---------     ----------    ----------    -------     ----------
      Total Assets                                                    17,809        148,888       210,942          -        377,639
                                                                    ---------     ----------    ----------    -------     ----------

LIABILITIES:
Payable to Custodian                                                       -            461             -          -            461
Payable for investments purchased                                        275            811             -          -          1,086
Payable for securities loaned                                              -              -         6,512          -          6,512
Payable for Fund shares redeemed                                         109              3             2          -            114
Payable for forward foreign currency contracts                             -          1,508             -          -          1,508
Accrued expenses and other payables:
      Payable to Advisor and affiliates                                   16            130           144          -            290
      Distribution fees                                                    7              1             1          -              9
      Other                                                               16             61           172          -            249
                                                                    ---------     ----------    ----------    -------     ----------
      Total Liabilities                                                  423          2,975         6,831          -         10,229
                                                                    ---------     ----------    ----------    -------     ----------

NET ASSETS:
Paid-in capital                                                       32,243        217,133       329,301          -        578,677
Accumulated net investment income (loss)                                 (22)          (827)          (42)         -           (891)
Accumulated net realized gain/(loss) from investment
      transactions, futures and foreign currency                     (13,502)       (29,215)      (42,412)         -        (85,129)
Net unrealized appreciation/(depreciation) on investments,
      futures and foreign currency                                    (1,333)       (41,178)      (82,736)         -       (125,247)
                                                                    ---------     ----------    ----------    -------     ----------
      Net Assets                                                    $ 17,386      $ 145,913     $ 204,111        $ -      $ 367,410
                                                                    =========     ==========    ==========    =======     ==========
Market value of securities loaned                                        $ -            $ -       $ 6,198          -        $ 6,198
                                                                    =========     ==========    ==========    =======     ==========

Net Assets:
      Institutional Shares                                           $ 3,165      $ 140,360     $ 197,542        $ -      $ 341,067
      Class A Shares                                                      NA          5,161         6,514          -         11,675
      Class B Shares                                                      NA            280            47          -            327
      Class C Shares                                                     328            112             8          -            448
      Advisor Shares                                                  13,893             NA            NA          -         13,893
                                                                    ---------     ----------    ----------    -------     ----------
      Total                                                         $ 17,386      $ 145,913     $ 204,111        $ -      $ 367,410
                                                                    =========     ==========    ==========    =======     ==========

Shares of Beneficial Interest Outstanding (Unlimited
      number of shares
      authorized, no par value:)
      Institutional Shares                                               329         20,484        21,748      7,223  (a)    49,784
      Class A Shares                                                      NA            753           731        219  (a)     1,703
      Class B Shares                                                      NA             41             5          2  (a)        48
      Class C Shares                                                      35             17             1         15  (a)        68
      Advisor Shares                                                   1,471             NA            NA        554  (a)     2,025
                                                                    ---------     ----------    ----------    -------     ----------
      Total                                                            1,835         21,296        22,485      8,013         53,628
                                                                    =========     ==========    ==========    =======     ==========

Net Asset Value

      Institutional Shares                                          $   9.63      $    6.85     $    9.08                 $    6.85
                                                                    =========     ==========    ==========                ==========
      Class A Shares-redemption price per share                           NA      $    6.86     $    8.91                 $    6.86
                                                                    =========     ==========    ==========                ==========
      Class B Shares-offering price per share *                           NA      $    6.82     $    9.04                 $    6.83
                                                                    =========     ==========    ==========                ==========
      Class C Shares-offering price per share *                     $   9.37      $    6.63     $    9.01                 $    6.62
                                                                    =========     ==========    ==========                ==========
      Advisor Shares                                                $   9.45             NA            NA                 $    6.86
                                                                    =========     ==========    ==========                ==========
Maximum sales charge- Class A Shares                                      NA          5.00%         5.00%                     5.00%
Maximum Offering Price
      (100%/(100%-Maximum sales charge) of net asset value
      adjusted to nearest cent) per share (Class A Shares)                NA      $    7.22     $    9.38                 $    7.22
                                                                    =========     ==========    ==========                ==========

--------------
 ^   Represents fewer than five hundred dollars.

 *   Redemption price per share varies by length of time shares are held.

(a) Adjustment to convert the Worldwide Fund and the International GDP Fund shares outstanding to International Equity Fund shares outstanding based on the International Equity Fund's NAV's.

                          FIFTH THIRD WORLDWIDE FUND
                    FIFTH THIRD INTERNATIONAL EQUITY FUND
                      FIFTH THIRD INTERNATIONAL GDP FUND
                 PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                      FOR THE PERIOD ENDED 01/31/03 (A)
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)


                                                                 FIFTH         FIFTH
                                                                 THIRD        THIRD
                                                                 INTER-       INTER-       FIFTH
                                                                NATIONAL     NATIONAL      THIRD                       PRO FORMA
                                                                 EQUITY        GDP       WORLDWIDE    PRO FORMA        COMBINED
                                                                  FUND         FUND        FUND *     ADJUSTMENTS      (NOTE 1)
                                                               ----------  -----------  -----------  ------------    -------------
INVESTMENT INCOME:
Interest income                                                     $ 16          $ -          $ -           $ -             $ 16
Dividend income                                                      139        1,268        1,657             -            3,064
Foreign tax withholding                                                -         (229)        (196)            -             (425)
                                                               ----------  -----------  -----------  ------------    -------------
       Total Investment Income                                       155        1,039        1,461             -            2,655
                                                               ----------  -----------  -----------  ------------    -------------

EXPENSES:
Investment advisory fees                                              95          748          902           300  (b)       2,045
Administration fees                                                   16          130          209             5  (b)         360
Distribution services - Class A Shares                                NA            6            7             -               13
Distribution services - Class B Shares                                NA            1            -  ^          -                1
Distribution services - Class C Shares                                 1            1            -  ^          -                2
Distribution services - Advisor Shares                                39           NA           NA             -               39
Administrative service - Class C Shares                                -  ^         -  ^         -  ^          -                -
Fund accounting fees                                                  30          102           83           (28) (b)         187
Registration and filing fees                                           1            3            4            (5) (b)           3
Transfer agent fees                                                   20           40           54           (13) (b)         101
Custodian fees                                                         2           74           71           (21) (b)         126
Other expenses                                                        12           52           10            (1) (b)          73
                                                               ----------  -----------  -----------  ------------    -------------
       Total expenses                                                216        1,157        1,340           238            2,951
                                                               ----------  -----------  -----------  ------------    -------------
       Less: Waiver and/or reimbursement from Advisor

             and/or affiliates                                       (39)           -         (121)          160  (b)           -
                                                                ----------  -----------  -----------  ------------   -------------
       Net Expenses                                                  177        1,157        1,219           398            2,951
                                                               ----------  -----------  -----------  ------------    -------------
       Net Investment Income/(Loss)                                  (22)        (118)         242          (398)            (296)
                                                               ----------  -----------  -----------  ------------    -------------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM
INVESTMENTS, FUTURES AND FOREIGN CURRENCY:
Net realized gains/(losses) on investment and
       foreign currency transactions                                (886)      (9,693)      (5,001)            -          (15,580)
Net realized losses on futures transactions                            -         (191)           -             -             (191)
Change in unrealized appreciation/depreciation on investments,
       futures and foreign currency                                 (931)      (4,930)     (15,976)            -          (21,837)
                                                               ----------  -----------  -----------  ------------    -------------
Net realized and unrealized gains/(losses) on investments,
       futures and foreign currency                               (1,817)     (14,814)     (20,977)            -          (37,608)
                                                               ----------  -----------  -----------  ------------    -------------
Change in net assets resulting from operations                  $ (1,839)   $ (14,932)   $ (20,735)       $ (398)       $ (37,904)
                                                               ==========  ===========  ===========  ============    =============

---------------------

(a)    For the period from August 1, 2002 through January 31, 2003.
(b)    Adjustment to reflect the fee structure when the three funds merge.

                                FIFTH THIRD FUNDS

                     Notes to Pro Forma Financial Statements
                                   (Unaudited)


1.       BASIS OF COMBINATION:

         The unaudited Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments reflects the accounts of three investment portfolios offered by the Fifth Third Funds: the Fifth Third Worldwide Fund, the Fifth Third International Equity Fund and the Fifth Third International GDP Fund, (collectively, the "Funds" and individually the "Worldwide Fund", "International Equity Fund" and "International GDP Fund", respectively) as if the proposed reorganization occurred as of and for the six months ended January 31, 2003. These statements have been derived from books and records utilized in calculating daily net asset value at January 31, 2003.

         The Reorganization Agreement provides that on the Closing Date of the Reorganization, all of the assets and liabilities will be transferred as follows such that at and after the Reorganization, the assets and liabilities of the Worldwide Fund and the International GDP Fund become the assets and liabilities of the International Equity Fund.

         In exchange for the transfer of assets and liabilities, the International Fund will issue to the Worldwide Fund and the International GDP Fund full and fractional shares of the International Equity Fund, and the Worldwide Fund and International GDP Fund will make a liquidating distribution of such shares to its shareholders. The number of shares of the International Equity Fund so issued will be equal in value to the full and fractional shares of the Worldwide Fund and the International GDP Fund that are outstanding immediately prior to the Reorganization. At and after the Reorganization, all debts, liabilities and obligations of the Worldwide Fund and International GDP Fund will attach to the International Equity Fund and may thereafter be enforced against the International Equity Fund to the same extent as if the International Equity Fund had incurred them. The pro forma statements give effect to the proposed transfer described above.

         Under the purchase method of accounting for business combinations under generally accepted accounting principles, the basis on the part of the International Equity Fund, of the assets of the Worldwide Fund and International GDP Fund will be the fair market value of such assets on the Closing Date of the Reorganization. The International Equity Fund will recognize no gain or loss for federal tax purposes on its issuance of shares in the Reorganization, and the basis to the International Equity Fund of the assets of the Worldwide Fund and International GDP Fund received pursuant to the Reorganization will equal the fair market value of the consideration furnished, and costs incurred, by the International Equity Fund in the Reorganization -- i.e., the sum of the liabilities assumed, the fair market value of the International Equity Fund shares issued, and such costs.

         For accounting purposes, the International Equity Fund is the surviving portfolio of this Reorganization. As such, the Worldwide Fund and the International GDP Fund, prior to the Closing Date, will declare a stock split causing the Net Asset Value to match that of the International Equity Fund as of the Closing Date. The pro forma statements reflect the combined results of operations of the Funds. However, should such Reorganization be effected, the statements of operations of the Worldwide Fund and International GDP Fund will not be restated for pre-combination period results

                                FIFTH THIRD FUNDS

                     Notes to Pro Forma Financial Statements
                                   (Unaudited)

                                   (CONTINUED)

of the International Equity Fund.

         The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

         The Funds are each separate portfolios of the Fifth Third Funds, respectively, which are registered as open-end management companies under the Investment Company Act of 1940. The investment objectives of each fund are listed below.

         Fifth Third Worldwide Fund seeks a high level of total return (using a combination of capital appreciation and income) consistent with reasonable risk.

         Fifth Third International Equity Fund seeks long-term capital appreciation.

         Fifth Third International GDP Fund seeks long-term capital appreciation.

         The Worldwide Fund issues three classes of shares: Institutional, Class C Shares, and Advisor Shares. The International Equity Fund and International GDP Fund each offer four classes of shares: Institutional, Class A Shares, Class B Shares and Class C Shares.

         Under the terms of the investment advisory agreement between the Fifth Third Funds and Fifth Third Asset Management Inc., the Trust's investment advisor (the "Advisor"), the Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see table below). Such fees are accrued daily and paid monthly. For the six months ended January 31, 2003, total investment advisory fees incurred by the Funds were as follows (Amounts in thousands):

                                          Percentage Fee            Total Fees
                                          --------------            ----------
Worldwide Fund                                1.00%                    $95
International Equity Fund                     1.00%                    748
International GDP Fund                        0.75%                    902

         PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

         The pro forma adjustments and pro forma combined columns of the Statements of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Funds were combined for the six months ended January 31, 2003. Investment advisory, administration, 12b-1, and accounting fees in the pro forma combined column are calculated at the projected rates for the Funds based upon the combined net assets of the Funds. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one

                                FIFTH THIRD FUNDS

                     Notes to Pro Forma Financial Statements
                                   (Unaudited)

                                   (CONTINUED)

survivor fund.

         The pro forma Schedules of Portfolio Investments give effect to the proposed transfer of such assets as if the Reorganization had occurred at January 31, 2003.

2.  SECURITIES VALUATIONS, SECURITIES TRANSACTIONS AND RELATED INCOME:

         Listed securities are valued at the last sales price on the principal exchange where such securities are traded. Listed securities for which last sales prices are not available are valued at the mean of the latest bid and asked price in the principal market where such securities are traded. Unlisted securities are valued at the latest bid price. Short-term investments maturing in 60 days or less are valued at amortized cost or cost, which approximates market value. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations are valued at fair value as determined in good faith by the Advisor under the direction of the Board of Trustees.

         Securities transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
                           FIFTH THIRD WORLDWIDE FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                  AS OF 7/31/02
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)



                                                                                             FIFTH
      FIFTH           FIFTH           FIFTH                                                  THIRD     FIFTH
      THIRD           THIRD           THIRD                                                  INTER-    THIRD        FIFTH
  INTERNATIONAL   INTERNATIONAL     WORLDWIDE     PRO FORMA                                 NATIONAL   INTER-       THIRD      PRO
   EQUITY FUND      GDP FUND          FUND        COMBINED                                   EQUITY   NATIONAL    WORLDWIDE   FORMA
    PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL                                   FUND    GDP FUND      FUND    COMBINED
     AMOUNT/         AMOUNT/          AMOUNT/      AMOUNT/    SECURITY                       MARKET    MARKET      MARKET    MARKET
     SHARES          SHARES           SHARES       SHARES    DESCRIPTION                      VALUE     VALUE       VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                     COMMON STOCKS

 AUSTRALIA

       20,448          37,493                 -      57,941 Amcor, Ltd.                         93       170             -       263
        7,933               -                 -       7,933 AMP Diversified Property
                                                              Trust                             11         -             -        11
        3,662               -                 -       3,662 AMP Limited Reinsurance
                                                              Notes (b) #                        -         -             -         -
       17,191          80,900                 -      98,091 AMP, Ltd.                          132       624             -       756
        2,104               -                 -       2,104 Ansell, Ltd.                         8         -             -         8
       10,790          82,900                 -      93,690 Australia & New Zealand
                                                              Banking Group, Ltd.              105       809             -       914
       12,782               -                 -      12,782 Australian Gas & Light Co.          67         -             -        67
       89,827         279,602                 -     369,429 BHP, Ltd.                          466     1,450             -     1,916
       17,557               -                 -      17,557 Boral, Ltd.                         37         -             -        37
       18,245          57,404                 -      75,649 Brambles Industries, Ltd.           80       252             -       332
       13,677          45,262                 -      58,939 Coca-Cola Amatil, Ltd.              47       155             -       202
       22,607               -                 -      22,607 Coles Myer, Ltd.                    76         -             -        76
       20,246          63,425                 -      83,671 Commonwealth Bank of Australia     343     1,076             -     1,419
        2,139          13,100                 -      15,239 CSL, Ltd.                           33       203             -       236
       26,319          91,818                 -     118,137 CSR, Ltd.                           91       319             -       410
       38,418         125,436                 -     163,854 Foster's Brewing Group, Ltd.        94       308             -       402
       33,537         117,125                 -     150,662 General Property Trust              51       178             -       229
       25,322               -                 -      25,322 Goodman Fielder, Ltd.               23         -             -        23
            -          86,500                 -      86,500 Insurance Australia Group            -       137             -       137
       11,488               -                 -      11,488 James Hardie Industries NV (b)      37         -             -        37
        5,524               -                 -       5,524 Leighton Holdings, Ltd.             33         -             -        33
       11,299          29,772                 -      41,071 Lend Lease Corp., Ltd.              63       165             -       228
       58,588               -                 -      58,588 M.I.M Holdings, Ltd.                39         -             -        39
            -          15,500                 -      15,500 Macquarie Bank, Ltd.                 -       204             -       204
            -         112,200                 -     112,200 Macquarie Infrastructure Group       -       171             -       171
       13,964               -                 -      13,964 Mayne Nickless, Ltd.                30         -             -        30
       28,629          80,714                 -     109,343 National Australia Bank, Ltd.      522     1,468             -     1,990
        7,266               -                 -       7,266 Newcrest Mining Ltd. (b)            25         -             -        25
       29,052               -                 -      29,052 Newmont Mining Corp.                71         -             -        71
       30,407         107,453                 -     137,860 News Corp., Ltd.                   152       537             -       689
        6,088               -                 -       6,088 Onesteel, Ltd.                       5         -             -         5
       11,235               -                 -      11,235 Orica, Ltd.                         55         -             -        55
       12,770               -                 -      12,770 Paperlinx, Ltd.                     34         -             -        34
            -           9,800                 -       9,800 Publishing and Broadcasting          -        49             -        49
        7,758          34,020                 -      41,778 QBE Insurance Group, Ltd.           29       126             -       155
        8,017          13,873                 -      21,890 Rio Tinto, Ltd.                    144       250             -       394
       22,251               -                 -      22,251 Santos, Ltd.                        74         -             -        74
       12,928               -                 -      12,928 Southcorp Holdings, Ltd.            36         -             -        36
        7,008          31,280                 -      38,288 Stockland Trust Group               16        72             -        88
        6,400          28,100                 -      34,500 Suncorp Metway, Ltd.                43       191             -       234
        6,588          31,137                 -      37,725 TABCORP Holdings, Ltd.              43       203             -       246
       97,108         135,100                 -     232,208 Telstra Corp., Ltd.                254       354             -       608
        4,068          21,500                 -      25,568 Westfarmers, Ltd.                   62       330             -       392
       29,203               -                 -      29,203 Westfield Trust                     53         -             -        53
        1,069               -                 -       1,069 Westfield Trust - New (b)            2         -             -         2
       32,900         112,539                 -     145,439 Westpac                            273       934             -     1,207
       28,144          68,271                 -      96,415 WMC, Ltd.                          128       311             -       439
            -          38,300                 -      38,300 Woodside Petroleum, Ltd.             -       277             -       277
       23,762          64,131                 -      87,893 Woolworths, Ltd.                   157       423             -       580
                                                                                          ------------------------------------------
                                                                                             4,137    11,746             -    15,883
 AUSTRIA

          122               -                 -         122 Boehler-Uddeholm AG                  5         -             -         5
          550               -                 -         550 BWT AG                              10         -             -        10
            -           2,600                 -       2,600 Ersete Bank Der Oesterreichischen
                                                              Sparkassen AG                      -       179             -       179
          507               -                 -         507 Flughafen Wein AG                   15         -             -        15
          157             900                 -       1,057 Mayr-Melnhof Karton AG              10        56             -        66
        1,053               -                 -       1,053 Oesterreichische
                                                              Elektrizitaetswirtschafts AG      80         -             -        80
            -             940                 -         940 OMV AG                               -        80             -        80
            -          14,200                 -      14,200 Telekom Austria AG (b)               -       120             -       120
          335               -                 -         335 VA Technologie AG                    7         -             -         7
            -          22,300                 -      22,300 Westfield Holdings, Ltd.             -       176             -       176
        1,543               -                 -       1,543 Wienerberger Baust                  22         -             -        22
                                                                                          ------------------------------------------
                                                                                               149       611             -       760
 BELGIUM

            -           4,300                 -       4,300 Agfa Gevaert NV                      -        70             -        70
            -           4,700                 -       4,700 Delhaize-Le Lion SA                  -       179             -       179
            -          43,000                 -      43,000 Dexia                                -       550             -       550
          105           1,800                 -       1,905 Electrabel SA                       24       415             -       439
            -          57,400                 -      57,400 Fortis Group                         -       957             -       957
            -           4,000                 -       4,000 Groupe Bruxelles Lambert SA          -       162             -       162
            -           8,800                 -       8,800 Interbrew Co.                        -       248             -       248
        1,477           5,220                 -       6,697 KBC Bancassurance Holding SA        55       193             -       248
          986           5,410                 -       6,396 Solvay SA                           69       374             -       443
        1,200           5,300                 -       6,500 UCB Cap NPV Ord                     41       183             -       224
          108               -                 -         108 Union Miniere SA                     4         -             -         4
                                                                                          ------------------------------------------
                                                                                               193     3,331             -     3,524
 DENMARK

          500               -                 -         500 Carlsberg AS                        23         -             -        23
            -              29                 -          29 D/S 1912, Class B                    -       195             -       195
            -              19                 -          19 D/S Svendborg AS, Class B            -       171             -       171
        1,700           3,500                 -       5,200 Danisco AS                          58       120             -       178
       11,100          50,070                 -      61,170 Danske Bank                        201       904             -     1,105
        4,600           7,600                 -      12,200 Falck AS                           134       222             -       356
        3,100           3,400                 -       6,500 ISS AS (b)                         134       147             -       281


                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
                           FIFTH THIRD WORLDWIDE FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                  AS OF 7/31/02
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)


                                                                                             FIFTH
      FIFTH           FIFTH           FIFTH                                                  THIRD     FIFTH
      THIRD           THIRD           THIRD                                                  INTER-    THIRD        FIFTH
  INTERNATIONAL   INTERNATIONAL     WORLDWIDE     PRO FORMA                                 NATIONAL   INTER-       THIRD      PRO
   EQUITY FUND      GDP FUND          FUND        COMBINED                                   EQUITY   NATIONAL    WORLDWIDE   FORMA
    PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL                                   FUND    GDP FUND      FUND    COMBINED
     AMOUNT/         AMOUNT/          AMOUNT/      AMOUNT/    SECURITY                       MARKET    MARKET      MARKET    MARKET
     SHARES          SHARES           SHARES       SHARES    DESCRIPTION                      VALUE     VALUE       VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------

        1,500          16,130                 -      17,630 Novo Nordisk AS-B                   35       380             -       415
        1,600           2,246                 -       3,846 Novozymes AS                        32        45             -        77
          600           8,700                 -       9,300 TDC AS                              15       214             -       229
          500           1,600                 -       2,100 William Demant Holdings (b)         10        32             -        42
                                                                                          ------------------------------------------
                                                                                               642     2,430             -     3,072
 FINLAND

          216               -                 -         216 Avestapolarit Oyj                    1         -             -         1
        9,678               -                 -       9,678 Fortum Oyj                          56         -             -        56
          400               -                 -         400 Instrumentarium                      8         -             -         8
        4,189               -                 -       4,189 Kesko Oyj-B Shares                  41         -             -        41
          740               -                 -         740 Kone Corporation                    21         -             -        21
        5,105               -                 -       5,105 Metso Oyj-B Shares                  58         -             -        58
      138,264         262,100                 -     400,364 Nokia Oyj                        1,722     3,264             -     4,986
        2,515               -                 -       2,515 Outokumpo Oyj                       28         -             -        28
       17,862               -                 -      17,862 Sampo Insurance Co.                119         -             -       119
       22,006               -                 -      22,006 Sonera Oyj (b)                      91         -             -        91
       30,352          30,000                 -      60,352 Stora Enso Oyj                     354       350             -       704
        3,471               -                 -       3,471 TietoEnator Oyj                     58         -             -        58
       11,703          16,800                 -      28,503 UPM-Kym'mene Oyj                   382       548             -       930
        1,371               -                 -       1,371 Wartsila Corp. Oyj-B Shares         23         -             -        23
                                                                                          ------------------------------------------
                                                                                             2,962     4,162             -     7,124
 FRANCE

        3,904          12,050                 -      15,954 Accor SA                           129       398             -       527
       10,045               -                 -      10,045 Alcatel                             53         -             -        53
       18,475          56,914                 -      75,389 Aventis SA                       1,214     3,738             -     4,952
       16,861          88,300                 -     105,161 AXA SA                             215     1,128             -     1,343
       10,850          61,310                 -      72,160 Banque Nationale de Paris          499     2,818             -     3,317
        2,237               -                 -       2,237 BIC                                 77         -             -        77
        9,414          10,960                 -      20,374 Bouygues                           216       252             -       468
        1,265               -                 -       1,265 Cap Gemini                          43         -             -        43
       12,927          33,936                 -      46,863 Carrefour SA                       563     1,477             -     2,040
        1,705           1,800                 -       3,505 Casino Guichard-Perrachon          128       135             -       263
            -           4,200                 -       4,200 Castorama Dubois Investisse          -       271             -       271
        5,444          19,532                 -      24,976 Compagnie de Saint Gobain          163       584             -       747
          838               -                 -         838 Dassault Systems SA                 29         -             -        29
          754           7,000                 -       7,754 Essilor International               28       261             -       289
            -          13,900                 -      13,900 European Aeronautic Defence And
                                                              Space Company                      -       219             -       219
            -          14,500                 -      14,500 France Telecom SA                    -       209             -       209
        1,058               -                 -       1,058 Gecina                              97         -             -        97
        6,332           8,142                 -      14,474 Groupe Danone                      741       953             -     1,694
          273               -                 -         273 Imerys SA                           34         -             -        34
        1,101               -                 -       1,101 Klepierre                          132         -             -       132
        3,188           9,821                 -      13,009 Lafarge SA                         281       865             -     1,146
        2,537           8,406                 -      10,943 Lagardere Group SCA                105       348             -       453
        2,439           6,024                 -       8,463 L'Air Liquide SA                   342       846             -     1,188
       13,570          21,500                 -      35,070 L'Oreal SA                         951     1,507             -     2,458
        9,503          18,500                 -      28,003 LVMH Moet-Hennessy Louis Vuitton   420       818             -     1,238
            -           8,201                 -       8,201 Michelin Class B, Registered Shares  -       325             -       325
        1,795           4,400                 -       6,195 Pechiney SA-A Shares                74       181             -       255
        1,841           2,700                 -       4,541 Pernod Ricard                      158       232             -       390
            -           9,872                 -       9,872 Peugeot SA                           -       478             -       478
        2,549           3,185                 -       5,734 Pinault Printemps                  222       278             -       500
            -           6,400                 -       6,400 Publicis Groupe                      -       146             -       146
            -           9,800                 -       9,800 Renault SA                           -       450             -       450
       17,654          25,592                 -      43,246 Sanofi-Synthelabo                1,042     1,510             -     2,552
        2,423          11,200                 -      13,623 Schneider Electric SA              117       539             -       656
          113               -                 -         113 Silic                               18         -             -        18
        1,805               -                 -       1,805 Simco SA                           153         -             -       153
        5,254               -                 -       5,254 Societe Fonciere Lyonnaise         149         -             -       149
        4,773          17,788                 -      22,561 Societe Generale-A                 267       994             -     1,261
        2,688               -                 -       2,688 Sodexho SA                          78         -             -        78
        2,793               -                 -       2,793 Sophia                              84         -             -        84
        5,313          37,200                 -      42,513 STMicroelectronics NV              112       784             -       896
            -          52,000                 -      52,000 Suez SA                              -     1,132             -     1,132
          253           1,676                 -       1,929 Technip-Coflexip SA                 18       120             -       138
        3,470           4,225                 -       7,695 Thales SA                          133       162             -       295
            -           8,000                 -       8,000 Thomson Multimedia (b)               -       188             -       188
       19,904          48,923                 -      68,827 Total Fina                       2,879     7,074             -     9,953
        6,110               -                 -       6,110 Unibail Union Credit               383         -             -       383
            -           3,780                 -       3,780 Vinci                                -       221             -       221
       12,898          64,793                 -      77,691 Vivendi Universal                  206     1,033             -     1,239
                                                                                          ------------------------------------------
                                                                                            12,553    32,674             -    45,227
 GERMANY

            -           3,400                 -       3,400 Adidas AG                            -       262             -       262
        2,289          15,886                 -      18,175 Allianz AG                         338     2,344             -     2,682
            -           7,100                 -       7,100 Altana AG                            -       352             -       352
       13,367          55,380                 -      68,747 BASF AG                            515     2,134             -     2,649
       17,017          60,240                 -      77,257 Bayer AG                           424     1,500             -     1,924
        6,327          30,653                 -      36,980 Bayerische Vereinsbank AG          128       622             -       750
        5,050           2,560                 -       7,610 Beiersdorf AG                      530       269             -       799
            -           9,570                 -       9,570 Continental AG                       -       166             -       166
            -          78,087                 -      78,087 DaimlerChrysler AG                   -     3,375             -     3,375
        8,183          47,760                 -      55,943 Deutsche Bank AG                   479     2,795             -     3,274
        4,100          18,980                 -      23,080 Deutsche Lufthansa AG (b)           50       231             -       281
            -          33,700                 -      33,700 Deutsche Post AG                     -       340             -       340
            -         171,900                 -     171,900 Deutsche Telecom AG                  -     1,955             -     1,955


                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
                           FIFTH THIRD WORLDWIDE FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                  AS OF 7/31/02
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)


                                                                                             FIFTH
      FIFTH           FIFTH           FIFTH                                                  THIRD     FIFTH
      THIRD           THIRD           THIRD                                                  INTER-    THIRD        FIFTH
  INTERNATIONAL   INTERNATIONAL     WORLDWIDE     PRO FORMA                                 NATIONAL   INTER-       THIRD      PRO
   EQUITY FUND      GDP FUND          FUND        COMBINED                                   EQUITY   NATIONAL    WORLDWIDE   FORMA
    PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL                                   FUND    GDP FUND      FUND    COMBINED
     AMOUNT/         AMOUNT/          AMOUNT/      AMOUNT/    SECURITY                       MARKET    MARKET      MARKET    MARKET
     SHARES          SHARES           SHARES       SHARES    DESCRIPTION                      VALUE     VALUE       VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------

        2,150               -                 -       2,150 Douglas Holdings AG                 47         -             -        47
          500               -                 -         500 Epcos AG                             9         -             -         9
        2,350           3,100                 -       5,450 Fresenius Medical Care AG           81       106             -       187
        1,850           3,200                 -       5,050 Gehe AG                             75       129             -       204
          935               -                 -         935 Heidelberger Zement AG              39         -             -        39
        3,100          25,000                 -      28,100 Infineon Technologies AG            44       356             -       400
        8,903               -                 -       8,903 IVG Holding AG                      87         -             -        87
        1,650               -                 -       1,650 Karstadt AG                         37         -             -        37
        2,320           7,260                 -       9,580 Linde AG                           109       340             -       449
        1,780               -                 -       1,780 MAN AG                              35         -             -        35
        2,535               -                 -       2,535 Merck KGAA                          49         -             -        49
        8,313          12,773                 -      21,086 Metro AG                           215       331             -       546
        1,234           8,361                 -       9,595 Muenchener Rueckver AG             243     1,648             -     1,891
            -             980                 -         980 Porsche AG                           -       447             -       447
            -          31,750                 -      31,750 RWE AG                               -     1,060             -     1,060
        7,550          16,309                 -      23,859 SAP AG                             563     1,215             -     1,778
        3,250          22,700                 -      25,950 Schering AG                        171     1,193             -     1,364
       14,000          80,355                 -      94,355 Siemens AG                         699     4,013             -     4,712
        8,820          29,340                 -      38,160 Thyssen Krupp AG                   115       384             -       499
        3,030               -                 -       3,030 TUI AG                              63         -             -        63
       24,567          61,482                 -      86,049 VEBA AG                          1,196     2,996             -     4,192
            -          19,370                 -      19,370 Volkswagen AG                        -       889             -       889
          766               -                 -         766 WCM Beteiligungs & Grund (b)         3         -             -         3
                                                                                          ------------------------------------------
                                                                                             6,344    31,452             -    37,796
 GREAT BRITAIN

       11,893               -                 -      11,893 3i Group PLC                       109         -             -       109
       11,327               -                 -      11,327 Amvescap PLC                        86         -             -        86
        9,382         100,000                 -     109,382 Arm Holdings PLC (b)                22       230             -       252
       52,458          85,332                 -     137,790 AstraZeneca PLC                  1,877     3,053             -     4,930
       28,249          65,341                 -      93,590 Aviva PLC                          188       434             -       622
        6,269               -                 -       6,269 AWG PLC                             47         -             -        47
       31,712               -                 -      31,712 BAA PLC                            247         -             -       247
      116,675          50,000                 -     166,675 BAE Systems PLC                    543       233             -       776
      149,448         300,880                 -     450,328 Barclays PLC                     1,142     2,298             -     3,440
      107,982               -                 -     107,982 BG Group PLC                       447         -             -       447
       57,284               -                 -      57,284 BHP Billiton PLC                   271         -             -       271
       12,161               -                 -      12,161 BOC Group PLC                      170         -             -       170
       22,281               -                 -      22,281 Boots Co. PLC                      195         -             -       195
      767,180       1,123,046                 -   1,890,226 BP Amoco PLC                     5,955     8,720             -    14,675
       12,101               -                 -      12,101 BPB PLC                             54         -             -        54
       46,079               -                 -      46,079 Brambles Industries PLC            182         -             -       182
       43,380               -                 -      43,380 British Airways PLC (b)            108         -             -       108
       93,611          83,700                 -     177,311 British American Tobacco PLC     1,051       940             -     1,991
       39,760               -                 -      39,760 British Land Co. PLC               340         -             -       340
       31,925               -                 -      31,925 British Sky Broadcasting Group
                                                              PLC (b)                          299         -             -       299
      250,397         375,088                 -     625,485 BT Group PLC (b)                   788     1,181             -     1,969
       11,327               -                 -      11,327 Bunzl PLC                           80         -             -        80
       81,088          52,000                 -     133,088 Cadbury Schweppes PLC              562       360             -       922
       46,281               -                 -      46,281 Canary Wharf Group PLC (b)         304         -             -       304
       44,688               -                 -      44,688 Capita Group Ord                   205         -             -       205
       13,061               -                 -      13,061 Carlton Communications PLC          37         -             -        37
            -          25,000                 -      25,000 Celltech Group PLC (b)               -       156             -       156
      140,843               -                 -     140,843 Centrica PLC                       358         -             -       358
       24,689               -                 -      24,689 Chelsfield PLC                     107         -             -       107
       43,076               -                 -      43,076 Chubb PLC (b)                       89         -             -        89
       62,039          84,573                 -     146,612 Compass Group PLC                  306       417             -       723
       77,708               -                 -      77,708 Corus Group PLC (b)                 73         -             -        73
       13,446               -                 -      13,446 De La Rue PLC                       63         -             -        63
        4,800               -                 -       4,800 Derwent Valley Holdings PLC         51         -             -        51
      143,177         138,212                 -     281,389 Diageo PLC                       1,736     1,675             -     3,411
       49,822               -                 -      49,822 Dixons Group PLC                   127         -             -       127
       14,456               -                 -      14,456 EMI Group PLC                       50         -             -        50
       18,190               -                 -      18,190 GKN PLC                             77         -             -        77
      209,610         257,871                 -     467,481 Glaxosmithkline PLC              4,070     5,007             -     9,077
       60,226               -                 -      60,226 Granada Compass PLC                 90         -             -        90
       27,363               -                 -      27,363 Grantchester Holdings PLC           88         -             -        88
       32,003               -                 -      32,003 Great Universal Stores PLC         243         -             -       243
       11,030               -                 -      11,030 Hammerson PLC                       96         -             -        96
       18,401               -                 -      18,401 Hanson PLC                         113         -             -       113
      107,730               -                 -     107,730 Hays PLC                           216         -             -       216
       67,525          76,610                 -     144,135 HBOS PLC                           760       862             -     1,622
       61,773               -                 -      61,773 Hilton Group PLC                   190         -             -       190
      202,098         397,064                 -     599,162 HSBC Holdings PLC                2,321     4,559             -     6,880
       29,288               -                 -      29,288 Imperial Chemical Industries PLC   137         -             -       137
      121,876               -                 -     121,876 Invensys PLC                       128         -             -       128
        5,574               -                 -       5,574 Johnson Matthey PLC                 77         -             -        77
       12,537               -                 -      12,537 Kelda Group PLC                     75         -             -        75
       34,764               -                 -      34,764 Kingfisher PLC                     105         -             -       105
       25,498               -                 -      25,498 Land Securities PLC                327         -             -       327
      148,087               -                 -     148,087 Lattice Group PLC                  381         -             -       381
       66,167               -                 -      66,167 Legal & General Group PLC          121         -             -       121
      118,559         127,906                 -     246,465 Lloyds TSB Group PLC             1,184     1,278             -     2,462
        8,521               -                 -       8,521 Logica PLC                          27         -             -        27
       66,597               -                 -      66,597 Marks & Spencer PLC                354         -             -       354
       15,550               -                 -      15,550 Misys PLC                           57         -             -        57
      144,957               -                 -     144,957 National Grid Group PLC          1,000         -             -     1,000


                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
                           FIFTH THIRD WORLDWIDE FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                  AS OF 7/31/02
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)


                                                                                             FIFTH
      FIFTH           FIFTH           FIFTH                                                  THIRD     FIFTH
      THIRD           THIRD           THIRD                                                  INTER-    THIRD        FIFTH
  INTERNATIONAL   INTERNATIONAL     WORLDWIDE     PRO FORMA                                 NATIONAL   INTER-       THIRD      PRO
   EQUITY FUND      GDP FUND          FUND        COMBINED                                   EQUITY   NATIONAL    WORLDWIDE   FORMA
    PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL                                   FUND    GDP FUND      FUND    COMBINED
     AMOUNT/         AMOUNT/          AMOUNT/      AMOUNT/    SECURITY                       MARKET    MARKET      MARKET    MARKET
     SHARES          SHARES           SHARES       SHARES    DESCRIPTION                      VALUE     VALUE       VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------

       19,058               -                 -      19,058 Nycomed Amersham PLC               161         -             -       161
       17,232               -                 -      17,232 P & O Princess Cruises PLC         118         -             -       118
       10,626               -                 -      10,626 Pearson PLC                        102         -             -       102
       17,232               -                 -      17,232 Peninsular & Oriental Steam
                                                              Navigation Co. PLC                58         -             -        58
        9,800               -                 -       9,800 Pillar Property PLC                 60         -             -        60
       24,635          84,733                 -     109,368 Prudential Corp. PLC               189       651             -       840
       19,188               -                 -      19,188 Reed International PLC             165         -             -       165
      124,565               -                 -     124,565 Rentokil Initial PLC               452         -             -       452
       26,157               -                 -      26,157 Reuters Holding PLC                112         -             -       112
       10,655               -                 -      10,655 Rexam PLC                           69         -             -        69
       25,892          46,300                 -      72,192 Rio Tinto PLC                      445       796             -     1,241
        7,022               -                 -       7,022 RMC Group PLC                       58         -             -        58
        1,980               -                 -       1,980 Rolls-Royce PLC                      5         -             -         5
       17,927               -                 -      17,927 Royal & Sun Alliance Insurance
                                                              Group PLC                         48         -             -        48
       57,240         136,877                 -     194,117 Royal Bank of Scotland Group PLC 1,502     3,592             -     5,094
       28,574               -                 -      28,574 Sage Group PLC                      60         -             -        60
       52,134               -                 -      52,134 Sainsbury PLC                      260         -             -       260
        6,148               -                 -       6,148 Schroders PLC                       52         -             -        52
       92,607               -                 -      92,607 Scot Power PLC                     506         -             -       506
        6,139               -                 -       6,139 Scottish & Newcastle PLC            55         -             -        55
       93,420               -                 -      93,420 Scottish & Southern Energy PLC     941         -             -       941
       29,979               -                 -      29,979 Serco Group PLC                     77         -             -        77
       11,091               -                 -      11,091 Severn Trent PLC                   108         -             -       108
      164,504         402,000                 -     566,504 Shell Transportation & Trading
                                                              Co. PLC                        1,120     2,738             -     3,858
       32,593               -                 -      32,593 Six Continents, PLC                312         -             -       312
       12,460               -                 -      12,460 Slough Estates PLC                  64         -             -        64
       12,995               -                 -      12,995 Smith & Nephew PLC                  68         -             -        68
        7,531               -                 -       7,531 Spirent PLC                          9         -             -         9
          463               -                 -         463 SSL International PLC                2         -             -         2
        8,972               -                 -       8,972 Tate & Lyle PLC                     44         -             -        44
      191,132         357,443                 -     548,575 Tesco PLC                          653     1,221             -     1,874
      120,583         117,410                 -     237,993 Unilever PLC                     1,060     1,032             -     2,092
      978,865       3,619,618                 -   4,598,483 Vodaphone Airtouch PLC           1,483     5,485             -     6,968
       16,228               -                 -      16,228 WPP Group PLC                      123         -             -       123
                                                                                          ------------------------------------------
                                                                                            41,047    46,918             -    87,965
 GREECE

            -           4,000                 -       4,000 Alpha Credit Bank SA                 -        53             -        53
            -           7,100                 -       7,100 Hellenic Bottling Co., SA            -       117             -       117
            -           6,900                 -       6,900 Hellenic Petroleum SA                -        40             -        40
            -          18,900                 -      18,900 Hellenic Telecommunication
                                                              Organization                       -       262             -       262
            -           8,000                 -       8,000 National Bank of Greece SA           -       147             -       147
            -           1,300                 -       1,300 Papastratos Cigarette Co.            -        20             -        20
        1,400               -                 -       1,400 Titan Cement Co.                    55         -             -        55
                                                                                          ------------------------------------------
                                                                                                55       639             -       694
 HONG KONG

       80,798               -                 -      80,798 Bank of East Asia, Ltd.            156         -             -       156
       59,000               -                 -      59,000 Cathay Pacific Airways, Ltd.        92         -             -        92
       89,000          67,000                 -     156,000 Cheung Kong Holdings, Ltd.         705       530             -     1,235
      103,600          80,580                 -     184,180 CLP Holdings, Ltd.                 406       316             -       722
       29,000               -                 -      29,000 Esprit Asia Holdings, Ltd.          51         -             -        51
       69,000               -                 -      69,000 Hang Lung Properties, Ltd.          74         -             -        74
       45,300          34,000                 -      79,300 Hang Seng Bank, Ltd.               501       376             -       877
       36,000               -                 -      36,000 Henderson Land Development, Ltd.   143         -             -       143
      219,648         164,700                 -     384,348 Hong Kong & China Gas Co., Ltd.    284       213             -       497
       82,000          62,000                 -     144,000 Hong Kong Electric Holdings, Ltd.  308       233             -       541
       62,000               -                 -      62,000 Hong Kong Exchanges & Clearing,
                                                              Ltd.                              90         -             -        90
      117,100          94,900                 -     212,000 Hutchison Whampoa, Ltd.            855       694             -     1,549
       87,000               -                 -      87,000 Johnson Electric Holdings, Ltd.     92         -             -        92
       94,000               -                 -      94,000 Li & Fung, Ltd.                    113         -             -       113
       75,000               -                 -      75,000 MTR Corp.                           94         -             -        94
       82,788               -                 -      82,788 New World Development Co., Ltd.     60         -             -        60
      539,235               -                 -     539,235 Pacific Century Cyberworks,
                                                              Ltd. (b)                         113         -             -       113
       78,000          59,136                 -     137,136 Sun Hung Kai Properties, Ltd.      585       444             -     1,029
       55,500          28,000                 -      83,500 Swire Pacific, Ltd.                250       126             -       376
       17,000               -                 -      17,000 Television Broadcasts, Ltd.         57         -             -        57
       72,600               -                 -      72,600 Wharf Holdings, Ltd.               153         -             -       153
                                                                                          ------------------------------------------
                                                                                             5,182     2,932             -     8,114
 INDONESIA

       19,000               -                 -      19,000 Mulia Industrindo Tbk (b) #          -         -             -         -
                                                                                          ------------------------------------------
                                                                                                 -         -             -         -
 IRELAND

       12,700          60,779                 -      73,479 Allied Irish Banks PLC             153       726             -       879
            -          11,000                 -      11,000 Bank of Ireland                      -       123             -       123
          100               -                 -         100 Carbon AG (b)                        2         -             -         2
       12,716          28,419                 -      41,135 CRH PLC                            189       427             -       616
            -           5,900                 -       5,900 DCC PLC                              -        56             -        56
       22,800               -                 -      22,800 Green Property PLC                 135         -             -       135
        3,900          13,527                 -      17,427 Irish Life & Permanent PLC          48       165             -       213
       24,500               -                 -      24,500 Jefferson Smurfit Group PLC         70         -             -        70
        2,505          11,900                 -      14,405 Kerry Group PLC - A                 21       161             -       182
            -          29,200                 -      29,200 Ryanair Holdings PLC (b)             -       175             -       175
                                                                                          ------------------------------------------
                                                                                               618     1,833             -     2,451
 ITALY

        6,295          42,600                 -      48,895 Alleanza Assicurazioni SpA          48       322             -       370
       12,971          98,363                 -     111,334 Assicurazioni Generali             253     1,916             -     2,169
        3,566          17,100                 -      20,666 Autogrill SpA                       35       167             -       202


                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
                           FIFTH THIRD WORLDWIDE FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                  AS OF 7/31/02
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)


                                                                                             FIFTH
      FIFTH           FIFTH           FIFTH                                                  THIRD     FIFTH
      THIRD           THIRD           THIRD                                                  INTER-    THIRD        FIFTH
  INTERNATIONAL   INTERNATIONAL     WORLDWIDE     PRO FORMA                                 NATIONAL   INTER-       THIRD      PRO
   EQUITY FUND      GDP FUND          FUND        COMBINED                                   EQUITY   NATIONAL    WORLDWIDE   FORMA
    PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL                                   FUND    GDP FUND      FUND    COMBINED
     AMOUNT/         AMOUNT/          AMOUNT/      AMOUNT/    SECURITY                       MARKET    MARKET      MARKET    MARKET
     SHARES          SHARES           SHARES       SHARES    DESCRIPTION                      VALUE     VALUE       VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------

            -          77,500                 -      77,500 Autostrade SpA                       -       629             -       629
            -          93,580                 -      93,580 Banc Monte dei Paschi di Seina SpA   -       263             -       263
            -          31,700                 -      31,700 Banca Fideuram SpA                   -       147             -       147
            -         203,000                 -     203,000 Banca Nazionale Lavoro Ord. (b)      -       280             -       280
        2,831               -                 -       2,831 Banca Popolare                      11         -             -        11
            -          17,100                 -      17,100 Banca Popolare di Milano             -        69             -        69
        2,922               -                 -       2,922 Benetton Group SpA                  31         -             -        31
      266,200               -                 -     266,200 Beni Stabili SpA                   139         -             -       139
        8,272         139,198                 -     147,470 Capitalia SpA                       12       194             -       206
       84,041         332,600                 -     416,641 Credito Italiano                   325     1,288             -     1,613
      162,801         221,650                 -     384,451 Enel SpA                           774     1,054             -     1,828
      125,159         247,700                 -     372,859 ENI SpA                          1,890     3,742             -     5,632
       93,874         367,199                 -     461,073 IntesaBci SpA                      212       830             -     1,042
            -          65,650                 -      65,650 IntesaBci SpA-RNC                    -       109             -       109
        1,053               -                 -       1,053 Italcementi SpA                     10         -             -        10
       10,429          23,400                 -      33,829 Italgas SpA                         99       222             -       321
            -          15,000                 -      15,000 Luxottica Group SpA                  -       228             -       228
       14,821          66,300                 -      81,121 Mediaset SpA                       110       493             -       603
       10,004          23,770                 -      33,774 Mediobanca SpA                      81       193             -       274
       38,428          53,300                 -      91,728 Parmalat Finanziaria SpA           100       138             -       238
       38,405               -                 -      38,405 Pirelli SpA                         38         -             -        38
        4,835          37,542                 -      42,377 RAS SpA                             54       420             -       474
        3,721               -                 -       3,721 Rinascente                          12         -             -        12
       24,002          35,812                 -      59,814 San Paolo IMI SpA                  184       274             -       458
        6,546               -                 -       6,546 Snia SpA                            13         -             -        13
       62,770         229,500                 -     292,270 Telecom Italia                     496     1,814             -     2,310
      173,111         396,420                 -     569,531 Telecom Italia Mobile SpA          776     1,776             -     2,552
        4,917         182,500                 -     187,417 Telecom Italia SpA-RNC              26       966             -       992
                                                                                          ------------------------------------------
                                                                                             5,729    17,534             -    23,263
 JAPAN

        2,720           3,000                 -       5,720 Acom Co., Ltd.                     164       181             -       345
        1,700           5,600                 -       7,300 Advantest                           87       286             -       373
        8,800          15,000                 -      23,800 AEON Co., Ltd.                     243       415             -       658
          300               -                 -         300 Aiful Corp.                         19         -             -        19
       24,400          46,000                 -      70,400 Ajinomoto Co., Inc.                249       469             -       718
        4,000          13,000                 -      17,000 Alps Electric Co., Ltd.             50       163             -       213
        8,000               -                 -       8,000 Amada Co., Ltd.                     38         -             -        38
       12,000          19,000                 -      31,000 Asahi Breweries, Ltd.              100       158             -       258
       35,800          48,000                 -      83,800 Asahi Glass Co., Ltd.              218       293             -       511
       32,000          55,000                 -      87,000 Asahi Kasei Corp.                   96       165             -       261
        1,100               -                 -       1,100 Asatsu, Ltd.                        22         -             -        22
       11,000          41,000                 -      52,000 Bank of Yokohama, Ltd.              46       172             -       218
        1,000               -                 -       1,000 Banyu Pharmaceutical Co., Ltd.      11         -             -        11
          140               -                 -         140 Bellsystem 24 Inc.                  36         -             -        36
        3,400               -                 -       3,400 Benesse Corp.                       60         -             -        60
       22,000          60,000                 -      82,000 Bridgestone Corp.                  310       847             -     1,157
       21,400          48,000                 -      69,400 Canon, Inc.                        725     1,627             -     2,352
       12,800               -                 -      12,800 Casio Computer Co., Ltd.            77         -             -        77
           46              66                 -         112 Central Japan Railway Co.          277       397             -       674
        2,000               -                 -       2,000 Chiba Bank, Ltd.                     7         -             -         7
        4,100          28,000                 -      32,100 Chubu Electric Power Company, Inc.  74       505             -       579
        7,600          12,000                 -      19,600 Chugai Pharmaceutical Co., Ltd.     73       115             -       188
        8,000               -                 -       8,000 Citizen Watch Co., Ltd.             53         -             -        53
        2,500           5,300                 -       7,800 Credit Saison Co., Ltd.             59       124             -       183
        1,400           4,000                 -       5,400 CSK Corp.                           43       124             -       167
       24,600          37,000                 -      61,600 Dai Nippon Printing Co., Ltd.      279       420             -       699
        5,000               -                 -       5,000 Daicel Chemical Industries, Ltd.    15         -             -        15
        5,800               -                 -       5,800 Daiei, Inc. (b)                     11         -             -        11
        5,000          10,000                 -      15,000 Daiichi Pharmaceutical Co., Ltd.    83       166             -       249
        4,000           7,000                 -      11,000 Daikin Kogyo Corp.                  78       137             -       215
       17,000          26,000                 -      43,000 Dainippon Ink & Chemicals, Inc.     33        50             -        83
        3,600               -                 -       3,600 Daito Trust Construction Co., Ltd.  72         -             -        72
       27,483               -                 -      27,483 Daiwa Bank Hldgs Inc NPV (b)        21         -             -        21
       17,600               -                 -      17,600 Daiwa House Co., Ltd.              107         -             -       107
       33,000          58,000                 -      91,000 Daiwa Securities Group, Ltd.       177       311             -       488
       11,000               -                 -      11,000 Denki Kagaku Kogyo Kabushiki
                                                              Kaisha, Ltd.                      30         -             -        30
       17,150          31,000                 -      48,150 Denso Corp.                        268       485             -       753
        7,000               -                 -       7,000 Dowa Mining Co., Ltd.               30         -             -        30
          103             200                 -         303 East Japan Railway Co.             482       935             -     1,417
       10,800               -                 -      10,800 Ebara Corp.                         49         -             -        49
        6,000          14,000                 -      20,000 Eisai Co., Ltd.                    145       337             -       482
        5,500           6,800                 -      12,300 Fanuc Co., Ltd.                    241       298             -       539
          600               -                 -         600 Fuji Machine Mfg Co., Ltd.           8         -             -         8
       14,000          27,000                 -      41,000 Fuji Photo Film Co., Ltd.          434       836             -     1,270
          800               -                 -         800 Fuji Soft ABC, Inc.                 29         -             -        29
            5               -                 -           5 Fuji Television Network             29         -             -        29
        6,000               -                 -       6,000 Fujikura                            20         -             -        20
        2,000          10,000                 -      12,000 Fujisawa Pharmaceutical Co.         42       210             -       252
       41,000          97,000                 -     138,000 Fujitsu, Ltd.                      239       565             -       804
       17,800               -                 -      17,800 Furukawa Electric Co., Ltd.         55         -             -        55
        3,000               -                 -       3,000 Gunma Bank, Ltd.                    13         -             -        13
        2,000               -                 -       2,000 Hankyu Department Stores, Inc.      14         -             -        14
          800           1,000                 -       1,800 Hirose Electric Co., Ltd.           61        76             -       137
       70,000         127,000                 -     197,000 Hitachi, Ltd.                      403       732             -     1,135
       17,851          36,200                 -      54,051 Honda Motor Co., Ltd.              742     1,505             -     2,247
        2,700           6,000                 -       8,700 Hoya Corp.                         171       381             -       552


                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
                           FIFTH THIRD WORLDWIDE FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                  AS OF 7/31/02
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)

                                                                                             FIFTH
      FIFTH           FIFTH           FIFTH                                                  THIRD     FIFTH
      THIRD           THIRD           THIRD                                                  INTER-    THIRD        FIFTH
  INTERNATIONAL   INTERNATIONAL     WORLDWIDE     PRO FORMA                                 NATIONAL   INTER-       THIRD      PRO
   EQUITY FUND      GDP FUND          FUND        COMBINED                                   EQUITY   NATIONAL    WORLDWIDE   FORMA
    PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL                                   FUND    GDP FUND      FUND    COMBINED
     AMOUNT/         AMOUNT/          AMOUNT/      AMOUNT/    SECURITY                       MARKET    MARKET      MARKET    MARKET
     SHARES          SHARES           SHARES       SHARES    DESCRIPTION                      VALUE     VALUE       VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------

        3,000               -                 -       3,000 Isetan Co., Ltd.                    27         -             -        27
        4,000               -                 -       4,000 Ishihara Sangyo Kaisha, Ltd. (b)     6         -             -         6
       20,000               -                 -      20,000 Ishikawajima-Harima Heavy
                                                              Industries Co., Ltd.              28         -             -        28
       11,000          19,000                 -      30,000 Ito Yokado Co., Ltd.               506       874             -     1,380
       32,000          82,000                 -     114,000 Itochu Corp.                        98       250             -       348
       25,000               -                 -      25,000 Japan Airlines Co., Ltd.            67         -             -        67
       18,000               -                 -      18,000 Japan Energy Corp.                  25         -             -        25
        4,000               -                 -       4,000 Japan Synthetic Rubber              30         -             -        30
           35              51                 -          86 Japan Tobacco, Inc.                228       333             -       561
        3,000               -                 -       3,000 JGC Corp.                           20         -             -        20
       10,000               -                 -      10,000 Joyo Bank, Ltd.                     26         -             -        26
       32,400          67,000                 -      99,400 Kajima Corp.                        96       199             -       295
        7,000          15,000                 -      22,000 Kaneka Corp.                        44        94             -       138
       27,600          17,800                 -      45,400 Kansai Electric Power Co., Inc.    423       273             -       696
       18,000          33,000                 -      51,000 Kao Corp.                          406       744             -     1,150
       24,000               -                 -      24,000 Kawasaki Heavy Industries,
                                                              Ltd. (b)                          27         -             -        27
       63,000         224,000                 -     287,000 Kawasaki Steel Corp.                76       271             -       347
       11,000               -                 -      11,000 Keihin Electric Express Railway
                                                              Co., Ltd.                         50         -             -        50
        4,000               -                 -       4,000 Keio Electric Railway CO., Ltd.     20         -             -        20
          700               -                 -         700 Keyence Corp.                      131         -             -       131
        3,000               -                 -       3,000 Kikkoman Corp.                      19         -             -        19
       46,230               -                 -      46,230 Kinki Nippon Railway Co., Ltd.     139         -             -       139
       34,400          43,000                 -      77,400 Kirin Brewery Co., Ltd.            227       284             -       511
        4,000               -                 -       4,000 Kokuyo Co., Ltd.                    40         -             -        40
       30,400          67,000                 -      97,400 Komatsu, Ltd.                      101       223             -       324
        2,500               -                 -       2,500 Konami Co., Ltd.                    51         -             -        51
        5,000               -                 -       5,000 Konica Corp.                        30         -             -        30
       44,000          65,000                 -     109,000 Kubota Corp.                       133       197             -       330
        9,000          16,000                 -      25,000 Kuraray Co., Ltd.                   60       107             -       167
        2,000               -                 -       2,000 Kurita Water Industries, Ltd.       24         -             -        24
        4,000           7,400                 -      11,400 Kyocera Corp.                      270       499             -       769
        7,200               -                 -       7,200 Kyowa Hakko Kogyo Co., Ltd.         37         -             -        37
        2,700          17,000                 -      19,700 Kyushu Electric Power Co., Inc.     39       247             -       286
          200               -                 -         200 Mabuchi Motor Co. Ltd.              19         -             -        19
       32,800               -                 -      32,800 Marubeni Corp. (b)                  35         -             -        35
        9,000          26,000                 -      35,000 Marui Co., Ltd.                    104       299             -       403
        2,200               -                 -       2,200 Matsushita Communication
                                                              Industrial Co., Ltd.              78         -             -        78
       51,000         103,000                 -     154,000 Matsushita Electric Industrial
                                                              Co., Ltd.                        633     1,279             -     1,912
        3,000               -                 -       3,000 Matsushita Electric Works           19         -             -        19
        6,000               -                 -       6,000 Meiji Seika Co., Ltd.               20         -             -        20
        1,000               -                 -       1,000 Meitec Corp.                        30         -             -        30
            -              75                 -          75 Millea Holdings, Inc. (b)            -       589             -       589
        7,000               -                 -       7,000 Minebea Co., Ltd.                   38         -             -        38
       48,000          73,000                 -     121,000 Mitsubishi Chemical Corp.           95       144             -       239
       34,000          75,000                 -     109,000 Mitsubishi Corp.                   210       464             -       674
       57,800          88,000                 -     145,800 Mitsubishi Electric Corp.          221       337             -       558
       28,000          41,000                 -      69,000 Mitsubishi Estate Co., Ltd.        223       327             -       550
      100,000         232,000                 -     332,000 Mitsubishi Heavy Industries, Ltd.  268       622             -       890
        2,000               -                 -       2,000 Mitsubishi Logistics Corp.          13         -             -        13
       25,200               -                 -      25,200 Mitsubishi Materials Corp.          42         -             -        42
       13,000               -                 -      13,000 Mitsubishi Rayon Co., Ltd.          39         -             -        39
           44             154                 -         198 Mitsubishi Tokyo Financial
                                                              Group, Inc.                      298     1,044             -     1,342
       34,800          73,000                 -     107,800 Mitsui & Co., Ltd.                 188       395             -       583
       13,000               -                 -      13,000 Mitsui Chemicals Inc.               61         -             -        61
       18,400          43,000                 -      61,400 Mitsui Fudosan Co., Ltd.           144       336             -       480
            -          74,230                 -      74,230 Mitsui Marine & Fire Insurance
                                                              Co., Ltd.                          -       356             -       356
       16,000               -                 -      16,000 Mitsui Mining & Smelting Co., Ltd.  48         -             -        48
       31,713               -                 -      31,713 Mitsui Trust Holding, Inc.          75         -             -        75
       15,600               -                 -      15,600 Mitsukoshi, Ltd.                    45         -             -        45
           74             230                 -         304 Mizuho Holdings, Inc.              175       545             -       720
        5,800          10,000                 -      15,800 Murata Manufacturing Co., Ltd.     303       522             -       825
       36,200          63,000                 -      99,200 NEC Corp.                          216       376             -       592
       30,400          52,000                 -      82,400 New Oji Paper Co.                  148       253             -       401
       11,600          16,000                 -      27,600 NGK Insulators, Ltd.                85       118             -       203
        8,000               -                 -       8,000 NGK Spark Plug Co., Ltd.            57         -             -        57
          800           1,000                 -       1,800 Nidec Corp.                         47        58             -       105
        9,000               -                 -       9,000 Nikko Securities Co., Ltd.          38         -             -        38
        6,000               -                 -       6,000 Nikon Corp.                         56         -             -        56
        3,400           4,000                 -       7,400 Nintendo Co., Ltd.                 426       501             -       927
       25,600          75,000                 -     100,600 Nippon Express Co., Ltd.           128       376             -       504
        7,600          10,000                 -      17,600 Nippon Meat Packers, Inc.           92       121             -       213
       49,800         101,800                 -     151,600 Nippon Oil Co., Ltd.               222       455             -       677
       10,000               -                 -      10,000 Nippon Sheet Glass Co., Ltd.        29         -             -        29
      175,800         314,000                 -     489,800 Nippon Steel Corp.                 254       454             -       708
          209             198                 -         407 Nippon Telegraph and Telephone
                                                              Corp.                            855       810             -     1,665
           21              43                 -          64 Nippon Unipac Holding              111       227             -       338
       35,000          56,000                 -      91,000 Nippon Yusen Kabushiki Kaisha      113       180             -       293
        4,000               -                 -       4,000 Nissan Chemical Industries, Ltd.    20         -             -        20
       60,600         150,000                 -     210,600 Nissan Motors Co., Ltd.            424     1,050             -     1,474
        3,000               -                 -       3,000 Nisshin Flour Milling Co., Ltd.     22         -             -        22
        2,000               -                 -       2,000 Nisshinbo Industries, Inc.           9         -             -         9
        1,900               -                 -       1,900 Nissin Food Products Co., Ltd.      38         -             -        38
        4,200          12,000                 -      16,200 Nitto Denko Corp.                  120       343             -       463
       75,000               -                 -      75,000 NKK Corp. (b)                       68         -             -        68
       47,000          96,000                 -     143,000 Nomura Securities Co., Ltd.        628     1,283             -     1,911
       20,000               -                 -      20,000 NSK, Ltd.                           71         -             -        71

                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
                           FIFTH THIRD WORLDWIDE FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                  AS OF 7/31/02
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)


                                                                                             FIFTH
      FIFTH           FIFTH           FIFTH                                                  THIRD     FIFTH
      THIRD           THIRD           THIRD                                                  INTER-    THIRD        FIFTH
  INTERNATIONAL   INTERNATIONAL     WORLDWIDE     PRO FORMA                                 NATIONAL   INTER-       THIRD      PRO
   EQUITY FUND      GDP FUND          FUND        COMBINED                                   EQUITY   NATIONAL    WORLDWIDE   FORMA
    PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL                                   FUND    GDP FUND      FUND    COMBINED
     AMOUNT/         AMOUNT/          AMOUNT/      AMOUNT/    SECURITY                       MARKET    MARKET      MARKET    MARKET
     SHARES          SHARES           SHARES       SHARES    DESCRIPTION                      VALUE     VALUE       VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------

       11,000               -                 -      11,000 NTN, Corp.                          40         -             -        40
           22               -                 -          22 NTT Data Corp.                      87         -             -        87
          260           1,025                 -       1,285 NTT DoCoMo, Inc.                   580     2,285             -     2,865
       15,000               -                 -      15,000 Obayashi Corp.                      41         -             -        41
       15,000               -                 -      15,000 Oki Electric Industry Co.,
                                                              Ltd. (b)                          28         -             -        28
        4,000               -                 -       4,000 Olympus Optical Co., Ltd.           53         -             -        53
        6,000           9,000                 -      15,000 Omron Corp.                         86       130             -       216
        5,000               -                 -       5,000 Onward Kashiyama Co., Ltd.          47         -             -        47
          300               -                 -         300 Oracle Corp. Japan                  11         -             -        11
        2,200               -                 -       2,200 Oriental Land Co., Ltd.            154         -             -       154
        1,840           6,000                 -       7,840 Orix Corp.                         127       414             -       541
       66,200               -                 -      66,200 Osaka Gas Co., Ltd.                155         -             -       155
        4,801           6,000                 -      10,801 Pioneer Electronic Corp.            82       103             -       185
        2,800               -                 -       2,800 Promise Co., Ltd.                  129         -             -       129
       16,000               -                 -      16,000 Ricoh Co., Ltd.                    262         -             -       262
        2,700           6,600                 -       9,300 Rohm Co., Ltd.                     354       864             -     1,218
       12,800          16,000                 -      28,800 Sankyo Co., Ltd.                   165       206             -       371
          700               -                 -         700 Sanrio Co., Ltd.                     6         -             -         6
       51,000          57,000                 -     108,000 Sanyo Electric Co., Ltd.           214       239             -       453
        8,100          15,000                 -      23,100 Secom Co., Ltd.                    387       716             -     1,103
        3,900           5,700                 -       9,600 Sega Enterprises, Ltd. (b)          85       125             -       210
        4,000               -                 -       4,000 Seiyu, Ltd. (b)                     12         -             -        12
        8,000               -                 -       8,000 Sekisui Chemical Co., Ltd.          26         -             -        26
       20,600          22,000                 -      42,600 Sekisui House, Ltd.                157       168             -       325
        6,000          21,000                 -      27,000 Seven-Eleven Japan Co., Ltd.       225       789             -     1,014
       25,200          40,000                 -      65,200 Sharp Corp.                        308       490             -       798
          400               -                 -         400 Shimamura Co., Ltd.                 29         -             -        29
        3,100               -                 -       3,100 Shimano, Inc.                       45         -             -        45
       24,600          55,000                 -      79,600 Shimizu Construction                83       185             -       268
        8,648          30,000                 -      38,648 Shin-Etsu Chemical Co.             300     1,042             -     1,342
        7,000          16,000                 -      23,000 Shionogi  & Co., Ltd.               70       161             -       231
       10,800           1,600                 -      12,400 Shisiedo Co., Ltd.                 140       208             -       348
        8,000          44,000                 -      52,000 Shizuoka Bank, Ltd.                 51       279             -       330
       24,000          41,000                 -      65,000 Showa Denko KK (b)                  36        62             -        98
        6,000               -                 -       6,000 Showa Shell Sekiyu KK               33         -             -        33
        5,000           7,000                 -      12,000 Skylark Co., Ltd.                  111       155             -       266
        1,800           3,000                 -       4,800 SMC Corp.                          184       307             -       491
        6,900               -                 -       6,900 Softbank Corp.                      78         -             -        78
       21,198          53,700                 -      74,898 Sony Corp.                         958     2,425             -     3,383
        4,000               -                 -       4,000 Sumitomo Bakelite Co.               24         -             -        24
       37,600          69,000                 -     106,600 Sumitomo Chemical Co., Ltd.        150       276             -       426
       22,200          43,000                 -      65,200 Sumitomo Corp.                     120       232             -       352
       15,400          52,000                 -      67,400 Sumitomo Electric Industries        97       328             -       425
       90,000               -                 -      90,000 Sumitomo Metal Industry, Ltd. (b)   39         -             -        39
       13,600          28,000                 -      41,600 Sumitomo Metal Mining Co., Ltd.     59       121             -       180
       45,000         142,400                 -     187,400 Sumitomo Mitsui Banking Corp.      238       754             -       992
        3,000               -                 -       3,000 Sumitomo Realty & Development
                                                              Co., Ltd.                         19         -             -        19
        6,000               -                 -       6,000 Sumitomo Trust & Banking            28         -             -        28
       20,000               -                 -      20,000 Taiheiyo Cement Corp.               38         -             -        38
       33,400               -                 -      33,400 Taisei Construction                 70         -             -        70
        8,800               -                 -       8,800 Taisho Pharmaceutical Co.          134         -             -       134
        3,000               -                 -       3,000 Taiyo Yuden Co., Ltd.               44         -             -        44
        4,000               -                 -       4,000 Taka Shi Maya Co., Ltd.             22         -             -        22
        3,000               -                 -       3,000 Takara Shuzo Co., Ltd.              19         -             -        19
       19,400          55,000                 -      74,400 Takeda Chemical Industries, Ltd.   807     2,287             -     3,094
        3,120           5,000                 -       8,120 Takefuji Corp.                     208       333             -       541
        3,000               -                 -       3,000 Takuma Co., Ltd.                    23         -             -        23
        2,900               -                 -       2,900 TDK Corp.                          131         -             -       131
       22,400          35,000                 -      57,400 Teijin, Ltd.                        77       120             -       197
        4,000               -                 -       4,000 Teikoku Oil Co., Ltd.               15         -             -        15
        6,200               -                 -       6,200 Terumo Corp.                        77         -             -        77
        2,000               -                 -       2,000 The 77 Bank, Ltd.                    7         -             -         7
        4,000          23,000                 -      27,000 The Bank of Fukuoka, Ltd.           17        96             -       113
          700               -                 -         700 THK   Co, Ltd.                      12         -             -        12
          651               -                 -         651 TIS, Inc.                           15         -             -        15
       26,600               -                 -      26,600 Tobu Railway Co., Ltd.              71         -             -        71
        1,600               -                 -       1,600 Toho Co.                            18         -             -        18
       13,100          19,500                 -      32,600 Tohoku Electric Power Co., Ltd.    182       270             -       452
        3,000               -                 -       3,000 Tokyo Broadcasting System, Inc.     62         -             -        62
       39,100          50,900                 -      90,000 Tokyo Electric Power Co., Inc.     795     1,035             -     1,830
        3,700          13,000                 -      16,700 Tokyo Electronics, Ltd.            189       665             -       854
       71,600         153,000                 -     224,600 Tokyo Gas Co., Ltd.                185       396             -       581
       28,400          76,000                 -     104,400 Tokyu Corp.                        108       289             -       397
        3,000               -                 -       3,000 Tonengeneral Sekiyu K.K.            18         -             -        18
       22,600          43,000                 -      65,600 Toppan Printing Co., Ltd.          198       377             -       575
       33,100          53,000                 -      86,100 Toray Co.                           84       135             -       219
       70,000         109,000                 -     179,000 Toshiba Corp.                      263       410             -       673
       13,000          21,000                 -      34,000 Tosoh Corp.                         40        65             -       105
        5,000          14,000                 -      19,000 Tostem Corp.                        79       220             -       299
       15,600               -                 -      15,600 Toto, Ltd.                          69         -             -        69
        5,000               -                 -       5,000 Toyo Seikan Kaisha, Ltd.            57         -             -        57
        2,000               -                 -       2,000 Toyobo Co., Ltd.                     3         -             -         3
        1,100               -                 -       1,100 Toyota Automatic Loom Works         17         -             -        17
       72,800         133,800                 -     206,600 Toyota Motor Corp.               1,741     3,200             -     4,941
          200               -                 -         200 Trans Cosmos, Inc.                   4         -             -         4
          700               -                 -         700 Trend Micro, Inc. (b)               18         -             -        18


                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
                           FIFTH THIRD WORLDWIDE FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                  AS OF 7/31/02
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)

                                                                                             FIFTH
      FIFTH           FIFTH           FIFTH                                                  THIRD     FIFTH
      THIRD           THIRD           THIRD                                                  INTER-    THIRD        FIFTH
  INTERNATIONAL   INTERNATIONAL     WORLDWIDE     PRO FORMA                                 NATIONAL   INTER-       THIRD      PRO
   EQUITY FUND      GDP FUND          FUND        COMBINED                                   EQUITY   NATIONAL    WORLDWIDE   FORMA
    PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL                                   FUND    GDP FUND      FUND    COMBINED
     AMOUNT/         AMOUNT/          AMOUNT/      AMOUNT/    SECURITY                       MARKET    MARKET      MARKET    MARKET
     SHARES          SHARES           SHARES       SHARES    DESCRIPTION                      VALUE     VALUE       VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------
       20,400               -                 -      20,400 Ube Industries, Ltd.                29         -             -        29
           12              96                 -         108 UJF Holdings, Inc.                  30       236             -       266
        1,000           5,000                 -       6,000 Uni-Charm Corp.                     36       179             -       215
        3,000               -                 -       3,000 UNY Co., Ltd.                       30         -             -        30
        2,000               -                 -       2,000 Wacoal Corp.                        17         -             -        17
            7               -                 -           7 West Japan Railway Co.              27         -             -        27
        1,050               -                 -       1,050 World Co., Ltd                      28         -             -        28
        2,000               -                 -       2,000 Yakult Honsha Co., Ltd.             22         -             -        22
        3,000               -                 -       3,000 Yamaha Corp.                        28         -             -        28
       10,000          21,000                 -      31,000 Yamanouchi Pharmaceutical
                                                              Co., Ltd.                        251       526             -       777
        7,000          19,000                 -      26,000 Yamato Transport Co., Ltd.         123       335             -       458
        3,000               -                 -       3,000 Yamazaki Baking Co., Ltd.           16         -             -        16
        6,000           9,000                 -      15,000 Yokogawa Electric Corp.             44        66             -       110
                                                                                          ------------------------------------------
                                                                                            32,034    56,248             -    88,282
 LUXEMBOURG

        8,629               -                 -       8,629 Arcelor (b)                        107         -             -       107
                                                                                          ------------------------------------------
                                                                                               107         -             -       107
 NETHERLANDS

       23,414          49,735                 -      73,149 ABN AMRO Holding NV                333       707             -     1,040
       11,324          33,870                 -      45,194 Aegon NV                           157       471             -       628
        7,058               -                 -       7,058 Akzo NV                            250         -             -       250
        4,047               -                 -       4,047 ASML Holding NV (b)                 50         -             -        50
        6,142               -                 -       6,142 Buhrmann NV                         44         -             -        44
        5,288               -                 -       5,288 Corio NV                           135         -             -       135
       10,353               -                 -      10,353 Elsevier NV                        127         -             -       127
        4,040               -                 -       4,040 Eurocommercial Properties NV        75         -             -        75
        4,404               -                 -       4,404 Getronics NV                         6         -             -         6
        2,262               -                 -       2,262 Hagemeyer NV                        23         -             -        23
       21,015               -                 -      21,015 Heineken NV                        860         -             -       860
       23,778          44,150                 -      67,928 ING Groep NV                       515       957             -     1,472
       15,133          17,595                 -      32,728 Koninklijke Ahold NV               253       294             -       547
       11,776               -                 -      11,776 Koninklijke KNP NV (b)              55         -             -        55
       29,930          51,154                 -      81,084 Philips Electronics NV             678     1,158             -     1,836
        5,240               -                 -       5,240 Rodamco Cont Eurpope NV            210         -             -       210
       71,883          66,700                 -     138,583 Royal Dutch Petroleum            3,285     3,047             -     6,332
       11,615               -                 -      11,615 TNT Post Groep NV                  215         -             -       215
       34,922          19,670                 -      54,592 Unilever NV                      1,976     1,113             -     3,089
        7,465               -                 -       7,465 Vedior NV                           86         -             -        86
        1,540               -                 -       1,540 Wereldhave                          78         -             -        78
        4,747               -                 -       4,747 Wolters Kluwer NV CVA               73         -             -        73
                                                                                          ------------------------------------------
                                                                                             9,484     7,747             -    17,231
 NEW ZEALAND

            -          31,800                 -      31,800 Auckland International Airport,
                                                              Ltd.                               -        63             -        63
       16,513          65,781                 -      82,294 Carter Holt Harvey, Ltd.            14        57             -        71
            -          21,700                 -      21,700 Contact Energy, Ltd.                 -        39             -        39
            -           7,755                 -       7,755 Fisher & Paykel Appliance            -        32             -        32
            -           7,444                 -       7,444 Fisher & Paykel Industries, Ltd.     -        29             -        29
            -          43,500                 -      43,500 Fletcher Building, Ltd.              -        55             -        55
            -          15,700                 -      15,700 Sky City, Ltd.                       -        46             -        46
        5,838         113,265                 -     119,103 Telecom Corp. of New Zealand, Ltd.  13       249             -       262
            -          11,400                 -      11,400 The Warehouse Group, Ltd.            -        38             -        38
                                                                                          ------------------------------------------
                                                                                                27       608             -       635
 NORWAY

            -           1,400                 -       1,400 Bergesen Dy ASA, Class A             -        28             -        28
            -          58,500                 -      58,500 Den Norske Bank ASA                  -       297             -       297
          400               -                 -         400 Elkem SA                             9         -             -         9
            -           8,100                 -       8,100 Frontline, Ltd.                      -        60             -        60
        7,300           6,550                 -      13,850 Norsk Hydro ASA                    301       271             -       572
        3,400          14,800                 -      18,200 Norske Skogindustrier AG            54       233             -       287
        3,600           8,700                 -      12,300 Orkla SA                            63       151             -       214
            -           9,400                 -       9,400 Schibsted ASA                        -       102             -       102
            -           6,700                 -       6,700 Storebrand ASA                       -        25             -        25
        1,200               -                 -       1,200 Tandberg ASA (b)                    15         -             -        15
            -          18,400                 -      18,400 Telenor ASA                          -        65             -        65
                                                                                          ------------------------------------------
                                                                                               442     1,232             -     1,674
 PORTUGAL

       23,744          99,800                 -     123,544 Banco Commercial                    69       290             -       359
        1,339               -                 -       1,339 Banco Espir Santo E                 15         -             -        15
       18,588          24,400                 -      42,988 BPI-SGPS SA                         43        56             -        99
       29,000          21,300                 -      50,300 Brisa Auto-Estradas                146       108             -       254
      237,173         100,300                 -     337,473 Electricidade de Portugal SA       416       176             -       592
        3,950               -                 -       3,950 Jeronimo Martins, SGPS SA (b)       25         -             -        25
       12,829          90,700                 -     103,529 Portugal Telecom SA                 78       551             -       629
        8,200         125,400                 -     133,600 Sonae (b)                            4        64             -        68
                                                                                          ------------------------------------------
                                                                                               796     1,245             -     2,041
 SINGAPORE

       75,250               -                 -      75,250 Capitaland, Ltd.                    65         -             -        65
       16,000               -                 -      16,000 Chartered Semiconductor, Ltd. (b)   27         -             -        27
       37,000          19,600                 -      56,600 City Developments, Ltd.            123        65             -       188
       12,000               -                 -      12,000 Cycle & Carriage, Ltd.              30         -             -        30
       60,683          65,987                 -     126,670 DBS Group Holdings, Ltd.           413       450             -       863
       12,600               -                 -      12,600 Fraser & Neave                      56         -             -        56
       16,000               -                 -      16,000 Hotel & Properties                  10         -             -        10
       36,000               -                 -      36,000 Keppel Corp., Ltd.                  91         -             -        91
       51,000               -                 -      51,000 Neptune Orient Lines, Ltd. (b)      24         -             -        24
       59,058          42,959                 -     102,017 Oversea - Chinese Banking Corp.,
                                                              Ltd.                             382       278             -       660


                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
                           FIFTH THIRD WORLDWIDE FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                  AS OF 7/31/02
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)


                                                                                             FIFTH
      FIFTH           FIFTH           FIFTH                                                  THIRD     FIFTH
      THIRD           THIRD           THIRD                                                  INTER-    THIRD        FIFTH
  INTERNATIONAL   INTERNATIONAL     WORLDWIDE     PRO FORMA                                 NATIONAL   INTER-       THIRD      PRO
   EQUITY FUND      GDP FUND          FUND        COMBINED                                   EQUITY   NATIONAL    WORLDWIDE   FORMA
    PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL                                   FUND    GDP FUND      FUND    COMBINED
     AMOUNT/         AMOUNT/          AMOUNT/      AMOUNT/    SECURITY                       MARKET    MARKET      MARKET    MARKET
     SHARES          SHARES           SHARES       SHARES    DESCRIPTION                      VALUE     VALUE       VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------

        6,000               -                 -       6,000 Overseas Union Enterprises          24         -             -        24
       68,802               -                 -      68,802 Sembcorp Industries, Ltd.           55         -             -        55
       46,000          24,000                 -      70,000 Singapore Airlines, Ltd.           326       170             -       496
       19,059          15,072                 -      34,131 Singapore Press Holdings, Ltd.     200       158             -       358
      115,000          42,000                 -     157,000 Singapore Technology Engineering,
                                                              Ltd.                             124        45             -       169
      324,000               -                 -     324,000 Singapore Telecommunications,
                                                              Ltd.                             254         -             -       254
       59,352          52,921                 -     112,273 United Overseas Bank, Ltd.         434       388             -       822
       33,000               -                 -      33,000 United Overseas Land, Ltd.          33         -             -        33
        6,000          15,000                 -      21,000 Venture Manufacturing, Ltd.         40       100             -       140
                                                                                          ------------------------------------------
                                                                                             2,711     1,654             -     4,365
 SOUTH KOREA

        1,730               -                 -       1,730 Hana Bank                           26         -             -        26
        2,230               -                 -       2,230 Hyundai Motor Co., Ltd.             66         -             -        66
        2,440               -                 -       2,440 Kia Motors Corp. (b)                22         -             -        22
        3,190               -                 -       3,190 Kookmin Bank                       148         -             -       148
        3,490               -                 -       3,490 Korea Electric Power Corp.          63         -             -        63
        2,295               -                 -       2,295 Krw Korea Telecom Freetel (b)       67         -             -        67
        1,220               -                 -       1,220 LG Chem, Ltd.                       45         -             -        45
        1,845               -                 -       1,845 LG Electronics, Inc. (b)            69         -             -        69
        1,050               -                 -       1,050 Pohang Iron & Steel Co., Ltd.      103         -             -       103
          510               -                 -         510 Samsung Display Devices Co.         38         -             -        38
        1,170               -                 -       1,170 Samsung Electro-Mechanics Co.       51         -             -        51
        1,550               -                 -       1,550 Samsung Electronics Co.            435         -             -       435
          570               -                 -         570 Samsung Electronics Co., Ltd.       73         -             -        73
          690               -                 -         690 Samsung Fire & Marine Insurance
                                                              Co.                               47         -             -        47
        1,120               -                 -       1,120 Samsung Securities Co., Ltd. (b)    33         -             -        33
        6,170               -                 -       6,170 Shinhan Financial Group, Ltd.       87         -             -        87
          150               -                 -         150 Shinsegae Department Store Co.      24         -             -        24
          300               -                 -         300 SK Telecom Co., Ltd.                58         -             -        58
                                                                                          ------------------------------------------
                                                                                             1,455         -             -     1,455
 SPAIN

        1,362           3,200                 -       4,562 Acerinox SA                         56       131             -       187
        9,518               -                 -       9,518 Acesa Autopista                    105         -             -       105
        2,069           3,300                 -       5,369 Actividad Construction              63       100             -       163
        5,916          16,500                 -      22,416 Altadis SA                         117       327             -       444
       15,701               -                 -      15,701 Amadeus Global Travel Distribution
                                                              SA, Class A                       85         -             -        85
       73,556         172,623                 -     246,179 Banco Bilbao Vizcaya-Argentari     697     1,633             -     2,330
       90,996         244,020                 -     335,016 Banco Santander Central Hispano SA 560     1,502             -     2,062
        6,426          14,100                 -      20,526 Corporacion Mapfre                  43        95             -       138
       28,068          51,180                 -      79,248 Endesa SA                          313       570             -       883
       27,874          11,400                 -      39,274 Gas Natural SDG SA                 474       194             -       668
        4,192               -                 -       4,192 General De Aguas De Barcelona SA    41         -             -        41
        5,272          11,700                 -      16,972 Grupo Dragados SA                   86       190             -       276
       26,897          43,524                 -      70,421 Iberdrola SA                       321       519             -       840
        8,950               -                 -       8,950 Inmobiliaria Colonial SA           124         -             -       124
       11,160               -                 -      11,160 Metrovacesa SA                     219         -             -       219
       38,876          32,194                 -      71,070 Repsol SA                          473       392             -       865
        3,294               -                 -       3,294 Sol Melia SA                        19         -             -        19
       75,094         377,761                 -     452,855 Telefonica SA (b)                  663     3,333             -     3,996
        7,635               -                 -       7,635 Telepizza (b)                        7         -             -         7
       24,219               -                 -      24,219 Union Electric Penosa SA           317         -             -       317
       30,210               -                 -      30,210 Vallehermoso SA                    246         -             -       246
                                                                                          ------------------------------------------
                                                                                             5,029     8,986             -    14,015
 SWEDEN

            -          17,800                 -      17,800 Assa Abloy AB, Class B               -       206             -       206
        3,100          11,100                 -      14,200 Atlas Copco AB, Series A            66       235             -       301
        1,700               -                 -       1,700 Atlas Copco AB, Series B            35         -             -        35
        4,760               -                 -       4,760 Castellum International, Ltd.       61         -             -        61
        8,800          22,900                 -      31,700 Electrolux AB, Series B            162       423             -       585
       66,750         406,000                 -     472,750 Ericsson LM, Series B (b)           67       410             -       477
          700          16,000                 -      16,700 Gambro AB, Series A                  4        84             -        88
       22,000          30,200                 -      52,200 Hennes & Mauritz AB, Series B      403       553             -       956
        1,600               -                 -       1,600 Holmen AB                           34         -             -        34
        3,300               -                 -       3,300 JM AB, Series B                     78         -             -        78
            -           4,500                 -       4,500 Modern Times Group AB, Class B (b)   -        43             -        43
       47,186         150,800                 -     197,986 Nordic Baltic                      208       665             -       873
        2,000               -                 -       2,000 OM Gruppen AB                       12         -             -        12
        6,800          16,700                 -      23,500 Sandvik AB                         156       383             -       539
       19,400          20,900                 -      40,300 Securitas AB, B Shares             340       366             -       706
       12,400          35,600                 -      48,000 Shanska AB, Series B                74       212             -       286
       22,200          58,700                 -      80,900 Skandia Forsakrings AB              61       162             -       223
        7,300          37,100                 -      44,400 Skandiaviska Enskil                 65       332             -       397
        2,100               -                 -       2,100 SKF AB, Series B                    55         -             -        55
        4,664          11,900                 -      16,564 Svenska Cellulosa AB, Series B     156       398             -       554
       12,800          37,300                 -      50,100 Svenska Handelsbanken, Series A    172       501             -       673
        1,200               -                 -       1,200 Svenskt Stal AB, Series A           14         -             -        14
        7,700               -                 -       7,700 Swedish Match AB                    58         -             -        58
          975           6,200                 -       7,175 Tele2 AB (b)                        19       119             -       138
       17,001          63,500                 -      80,501 Telia                               47       177             -       224
        1,200           8,800                 -      10,000 Volvo AB, Series A                  21       154             -       175
        4,700          23,600                 -      28,300 Volvo AB, Series B                  86       433             -       519
        8,900               -                 -       8,900 WM-Data AB                          15         -             -        15
                                                                                          ------------------------------------------
                                                                                             2,469     5,856             -     8,325
 SWITZERLAND

       10,156               -                 -      10,156 Abb, Ltd. (b)                       54         -             -        54
        7,830               -                 -       7,830 Adecco SA, Registered              356         -             -       356


                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
                           FIFTH THIRD WORLDWIDE FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                  AS OF 7/31/02
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)


                                                                                             FIFTH
      FIFTH           FIFTH           FIFTH                                                  THIRD     FIFTH
      THIRD           THIRD           THIRD                                                  INTER-    THIRD        FIFTH
  INTERNATIONAL   INTERNATIONAL     WORLDWIDE     PRO FORMA                                 NATIONAL   INTER-       THIRD      PRO
   EQUITY FUND      GDP FUND          FUND        COMBINED                                   EQUITY   NATIONAL    WORLDWIDE   FORMA
    PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL                                   FUND    GDP FUND      FUND    COMBINED
     AMOUNT/         AMOUNT/          AMOUNT/      AMOUNT/    SECURITY                       MARKET    MARKET      MARKET    MARKET
     SHARES          SHARES           SHARES       SHARES    DESCRIPTION                      VALUE     VALUE       VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------

           72               -                 -          72 Centerpulse AG, Registered (b)       9         -             -         9
        1,600               -                 -       1,600 Ciba Specialty Chemicals AG        111         -             -       111
        3,500               -                 -       3,500 Clariant AG                         67         -             -        67
       16,610          24,580                 -      41,190 Credit Suisse Group (b)            398       589             -       987
           23               -                 -          23 George Fischer, Registered           4         -             -         4
          139               -                 -         139 Givaudan                            56         -             -        56
          725               -                 -         725 Holcim, Ltd.                       139         -             -       139
          300               -                 -         300 Kudelski SA (b)                      8         -             -         8
          430               -                 -         430 Logitech International SA (b)       18         -             -        18
        1,040               -                 -       1,040 Lonza Group AG                      67         -             -        67
       11,840          12,470                 -      24,310 Nestle                           2,544     2,680             -     5,224
       53,880          81,060                 -     134,940 Novartis AG, Registered          2,193     3,301             -     5,494
        4,370               -                 -       4,370 Roche Holding AG                   484         -             -       484
       14,200          18,000                 -      32,200 Roche Holdings AG Genusscheine   1,011     1,281             -     2,292
          385               -                 -         385 Societe Generale de Surveillance
                                                              Holdings SA                      109         -             -       109
           71               -                 -          71 Sulzer AG, Registered               14         -             -        14
        3,740           5,100                 -       8,840 Swiss Reinsurance                  313       427             -       740
          965               -                 -         965 Swisscom AG                        281         -             -       281
        2,671               -                 -       2,671 Syngenta                           136         -             -       136
          700               -                 -         700 The Swatch Group AG                 12         -             -        12
          740               -                 -         740 The Swatch Group AG, Series B       63         -             -        63
       17,740          38,152                 -      55,892 UBS AG                             782     1,681             -     2,463
          100               -                 -         100 Unaxis Holding AG                   10         -             -        10
           59               -                 -          59 Valora Holdings, AG, Registered     11         -             -        11
        1,073           2,339                 -       3,412 Zurich Financial Services          117       256             -       373
                                                                                          ------------------------------------------
                                                                                             9,367    10,215             -    19,582
 THAILAND

        8,700               -                 -       8,700 Cmic Finance & Securities PLC (b)    -         -             -         -
       13,300               -                 -      13,300 Finance One PLC (b)                  -         -             -         -
       14,500               -                 -      14,500 General Finance & Securities
                                                              PLC (b)                            -         -             -         -
        9,100               -                 -       9,100 Univest Land PLC (b)                 -         -             -         -
                                                                                          ------------------------------------------
 UNITED STATES                                                                                   -         -             -         -

          654           1,204                 -       1,858 Gen-Probe, Inc. (b)                  2         3             -         5
                                                                                          ------------------------------------------
                                                                                                 2         3             -         5
                                                                                          ------------------------------------------
                                                            TOTAL COMMON STOCKS            143,534   250,056             -   393,590

                                                            CORPORATE BONDS

 FRANCE

        6,098               -                 -       6,098 Sodexho SA, 6.00%, 6/7/04            6         -             -         6
                                                                                          ------------------------------------------
                                                                                                 6         -             -         6
                                                                                          ------------------------------------------
                                                            TOTAL CORPORATE BONDS                6         -             -         6

                                                            PREFERRED STOCKS

 AUSTRALIA

       34,106         109,629                 -     143,735 News Corp., Ltd.                   145       467             -       612
                                                                                          ------------------------------------------
                                                                                               145       467             -       612
                                                                                          ------------------------------------------
                                                            TOTAL PREFERRED STOCKS             145       467             -       612

                                                            INVESTMENT COMPANIES

 UNITED STATES

            -               -            15,126      15,126 American Century Small Cap
                                                              Value Investor Class C             -         -           110       110
            -               -               193         193 Artisan Mid Cap Fund Investor
                                                              Class (b)                          -         -             4         4
            -               -            22,583      22,583 Berger Mid Cap Value                 -         -           336       336
            -               -                84          84 Credit Suisse Global Technology
                                                              Fund (b)                           -         -             2         2
            -               -           254,577     254,577 Credit Suisse Japan Growth Fund (b)  -         -         1,141     1,141
            -               -               164         164 Credit Suisse Pincus Global Post
                                                              Venture Capital                    -         -             2         2
    3,041,635               -                 -   3,041,635 Dreyfus Cash Management Money
                                                              Market Fund                    3,042         -             -     3,042
            -               -             8,397       8,397 Driehaus Asia Pacific Growth Fund    -         -           115       115
            -               -                33          33 Excelsior Pacific/Asia#              -         -             -         -
    3,032,322       2,728,125                 -   5,760,447 Federated Prime Value Obligations
                                                              Money Market Fund              3,032     2,728             -     5,760
            -               -               109         109 Fremont US Micro Cap (b)             -         -             2         2
            -               -               201         201 Fremont US Small Cap (b)             -         -             2         2
            -               -                68          68 Heartland Value                      -         -             2         2
            -               -               159         159 Henlopen (b)                         -         -             2         2
            -               -                93          93 Invesco Energy Fund Class IV (b)     -         -             1         1
            -               -                32          32 Invesco Financial Services Fund
                                                              Class IV                           -         -             1         1
            -               -                59          59 Invesco Gold Fund Investor
                                                              Class (b)#                         -         -             -         -
            -               -               258         258 Invesco Small Company Growth
                                                              Investor Class (b)                 -         -             2         2
            -               -             8,013       8,013 Janus Global Life Sciences (b)       -         -           108       108
            -               -                16          16 Janus Mercury#                       -         -             -         -
            -               -               500         500 Janus Overseas                       -         -             8         8
            -               -                32          32 Janus Worldwide                      -         -             1         1
            -               -            25,491      25,491 Liberty Acorn International Fund (b) -         -           425       425
            -               -            14,893      14,893 Liberty Acorn USA (b)                -         -           215       215
            -               -            55,037      55,037 Longleaf Partners International      -         -           617       617
            -               -            21,645      21,645 Matthews China                       -         -           202       202
            -               -            95,407      95,407 Matthews Korea                       -         -           418       418
            -               -            47,421      47,421 Matthews Pacific Tiger Class I       -         -           419       419
            -               -            63,932      63,932 Mutual Series European Class Z       -         -           897       897
            -               -             9,072       9,072 Oakmark Global Equity Class I        -         -           114       114
            -               -             8,244       8,244 Oakmark International Equity Fund
                                                              Class I                            -         -           115       115
            -               -            40,431      40,431 Oakmark International Small
                                                              Cap Class I                        -         -           479       479
            -               -               201         201 Oakmark Select Class I               -         -             5         5
            -               -            59,090      59,090 PBHG Clipper Focus                   -         -           842       842
            -               -            31,154      31,154 Pin Oak Aggressive Stock (b)         -         -           424       424


                      FIFTH THIRD INTERNATIONAL EQUITY FUND
                       FIFTH THIRD INTERNATIONAL GDP FUND
                           FIFTH THIRD WORLDWIDE FUND
              PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                  AS OF 7/31/02
                   (AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)


                                                                                             FIFTH
      FIFTH           FIFTH           FIFTH                                                  THIRD     FIFTH
      THIRD           THIRD           THIRD                                                  INTER-    THIRD        FIFTH
  INTERNATIONAL   INTERNATIONAL     WORLDWIDE     PRO FORMA                                 NATIONAL   INTER-       THIRD      PRO
   EQUITY FUND      GDP FUND          FUND        COMBINED                                   EQUITY   NATIONAL    WORLDWIDE   FORMA
    PRINCIPAL       PRINCIPAL       PRINCIPAL     PRINCIPAL                                   FUND    GDP FUND      FUND    COMBINED
     AMOUNT/         AMOUNT/          AMOUNT/      AMOUNT/    SECURITY                       MARKET    MARKET      MARKET    MARKET
     SHARES          SHARES           SHARES       SHARES    DESCRIPTION                      VALUE     VALUE       VALUE     VALUE
------------------------------------------------------------------------------------------------------------------------------------

            -               -            13,241      13,241 RCM Global Healthcare (b)            -         -           204       204
            -               -           120,248     120,248 Red Oak Technology Select (b)        -         -           623       623
            -               -            23,484      23,484 Reigh & Tang Delafield Fund, Inc     -         -           425       425
            -               -               149         149 RS Diversified Growth Class A (b)    -         -             2         2
            -               -            16,413      16,413 RS Emerging Growth Class A (b)       -         -           324       324
            -               -             9,985       9,985 RS Microcap Growth                   -         -           138       138
            -               -            18,416      18,416 RS Partners Fund Class A (b)         -         -           312       312
            -               -            23,166      23,166 Rydex- Biotechnology Fund Investor
                                                              Class (b)                          -         -           325       325
            -               -            22,975      22,975 Rydex- Energy Fund Investor Class    -         -           202       202
            -               -            69,798      69,798 Rydex- Energy Services Investor
                                                              Class (b)                          -         -           396       396
            -               -            40,260      40,260 Rydex- Mekros Fund Class H (b)       -         -           612       612
            -               -            23,544      23,544 Rydex Series- Financial Services     -         -           206       206
            -               -            21,595      21,595 Rydex Series- Healthcare             -         -           202       202
            -               -             1,982       1,982 Rydex Tempest 500 Class H            -         -           195       195
            -               -           271,996     271,996 Rydex Titan 500 Class H (b)          -         -         2,164     2,164
            -               -           174,063     174,063 Rydex Velocity 100 Fund (b)          -         -         1,851     1,851
            -               -             2,009       2,009 Rydex Venture 100 Class H            -         -           195       195
            -               -               189         189 Strong Asia Pacific                  -         -             1         1
            -               -            31,797      31,797 T. Rowe Price New Asia Fund          -         -           198       198
            -               -            51,991      51,991 Third Ave Small-Cap Value            -         -           729       729
            -               -           139,092     139,092 Tocqueville International Value
                                                              Fund (b)                           -         -         1,181     1,181
            -               -               133         133 Turner Micro Cap Growth Class I (b)  -         -             4         4
            -               -               417         417 Turner Small Cap Growth Fund
                                                              Class I (b)                        -         -             6         6
            -               -            26,472      26,472 Tweedy, Browne Global Value          -         -           454       454
            -               -            10,357      10,357 Ultra Mid-Cap Profund Investor Class -         -           199       199
            -               -            20,263      20,263 Ultra OTC Profund Investor Class     -         -           231       231
            -               -            78,268      78,268 Van Wagoner Emerging Growth Fund     -         -           393       393
            -               -            26,650      26,650 Van Wagoner Mid Cap Growth Fund      -         -           102       102
            -               -            82,629      82,629 Vanguard Short-Term Corporate
                                                              Investor Class                     -         -           880       880
            -               -           153,436     153,436 Wasatch Small-Cap Value (b)          -         -           571       571
                                                                                          ------------------------------------------
                                                                                             6,074     2,728        20,336    29,138
                                                                                          ------------------------------------------
                                                            TOTAL INVESTMENT COMPANIES       6,074     2,728        20,336    29,138

                                                            WARRANTS

 FRANCE

          525               -                 -         525 Simco Guaranteed Value Certificates  2         -             -         2
                                                                                          ------------------------------------------
                                                                                                 2         -             -         2
                                                                                          ------------------------------------------
                                                            TOTAL WARRANTS                       2         -             -         2

                                                            REPURCHASE AGREEMENTS

 UNITED STATES

            -               -             1,743       1,743 UBS Warburg, 1.80%, 8/1/02           -         -         1,743     1,743
                                                                                          ------------------------------------------
                                                                                                 -         -         1,743     1,743
                                                                                          ------------------------------------------
                                                            TOTAL REPURCHASE AGREEMENTS          -         -         1,743     1,743

                                                                                          ------------------------------------------
   TOTAL (COST $186,078, $319,968 AND $22,481 RESPECTIVELY)                               $149,761  $253,251      $ 22,079  $425,091
                                                                                          ------------------------------------------
       OTHER ASSETS/(LIABILITIES) IN EXCESS OF LIABILITIES/
                                             (OTHER ASSETS)                                  3,310    23,685          (372)   26,623
                                                                                          ------------------------------------------
                                                 NET ASSETS                               $153,071  $276,936      $ 21,707  $451,714
                                                                                          ==========================================

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

(b)    Non-income producing security.
#      Market value is less than five hundred dollars.

                                      COST OF                                          NET
                                    INVESTMENTS        GROSS          GROSS        UNREALIZED
                                    FOR FEDERAL     UNREALIZED     UNREALIZED     APPRECIATION/
         FIFTH THIRD FUNDS         TAX PURPOSES    APPRECIATION   DEPRECIATION   (DEPRECIATION)
-----------------------------------------------------------------------------------------------
       International Equity Fund      186,078          3,661        (43,393)        (39,732)
       International GDP Fund         319,968         24,895        (91,612)        (66,717)
       Worldwide Fund                  22,481            565         (2,095)         (1,530)
                                      ------------------------------------------------------
       Proforma Combined (Note 1)     528,527         29,121       (137,100)       (107,979)

       OPEN FUTURES CONTRACTS AS OF JULY 31, 2002:
       (Amounts in thousands except contract amount)


                                                                                                   UNREALIZED
                                 NUMBER OF                                                        APPRECIATION/
                                 CONTRACTS         CONTRACT TYPE              NOTIONAL AMOUNT    (DEPRECIATION)     MARKET VALUE
                                 ---------         -------------              ---------------    --------------    ------------
       International Equity Fund      10           Short DAX, 9/20/02             $ (1,036)            $ 124           $ (912)
                                      23           Short Hang Seng, 8/29/02         (1,446)              (57)          (1,503)
                                      35           Short TOPIX, 9/12/02             (3,096)              282           (2,814)
                                      36           Long SPI 200, 9/30/02             1,624              (114)           1,510
                                     171           Long DJ, 9/20/02                  4,540               (44)           4,496
                                  ------                                          --------            ------           ------
                                     275                                          $    586             $ 191           $  777

       INTERNATIONAL EQUITY FOREIGN CURRENCY CONTRACTS AS OF JULY 31, 2002:

                                               CONTRACT          CONTRACT       CURRENT         UNREALIZED
                                                AMOUNT            VALUE          VALUE         APPRECIATION/
       DELIVERY DATE                      (LOCAL CURRENCY)     U.S. DOLLAR    U.S. DOLLAR     (DEPRECIATION)
       --------------------------         ----------------     -----------    -----------     --------------
       BRITISH POUNDS STERLING
       --------------------------
       Long Contracts

                           9/12/02             1,258             $ 1,832        $ 1,961            $ 129
                           9/12/02             1,607               2,341          2,503              162
                           9/12/02             3,183               4,636          4,960              324
                           8/02/02             1,184               1,860          1,850              (10)
                           8/05/02                47                  73             73                -
       Short Contracts

                           9/12/02                25                  36             38               (2)
                           9/12/02             5,345               7,786          8,328             (542)
                           9/12/02               679               1,008          1,058              (50)
       EURO

       ---------------------------
       Long Contracts

                           8/05/02               205                 202            201               (1)
                           9/12/02             3,190               2,995          3,121              126
                           9/12/02             3,332               3,127          3,260              133
                           9/12/02             7,775               7,303          7,607              304
                           9/12/02                23                  22             23                1
                           9/12/02               160                 155            156                1
                           9/12/02             4,600               4,530          4,501              (29)
       Short Contracts

                           9/12/02             1,069               1,004          1,046              (42)
                           9/12/02             6,188               5,811          6,055             (244)
                           9/12/02               890                 837            871              (34)
                           9/12/02             6,549               6,157          6,407             (250)
                           9/12/02               859                 814            840              (26)
                           8/02/02               664                 654            651                3
                           8/05/02                 6                   6              6                -
       JAPANESE YEN

       ---------------------------
       Long Contracts

                           9/12/02         1,202,877               9,637         10,068              431
                           9/12/02            96,954                 777            812               35
                           9/12/02           190,763               1,538          1,597               59
       Short Contracts

                           9/12/02           484,253               3,880          4,053             (173)
                           9/12/02           515,215               4,128          4,312             (184)
                           9/12/02           350,560               2,810          2,934             (124)
                           9/12/02           309,115               2,493          2,587              (94)
                           9/12/02           205,542               1,658          1,720              (62)
       AUSTRALIAN DOLLAR

       ---------------------------
       Long Contracts

                           9/12/02             2,950               1,661          1,599              (62)
       Short Contracts

                           9/12/02                45                  25             24                1
                           9/12/02                 9                   5              5                -

       THE INVESTMENT CONCENTRATION FOR THE INTERNATIONAL FUNDS AS A PERCENTAGE OF INVESTMENTS, BY INDUSTRY, AS OF JULY 31, 2002, WAS AS FOLLOWS:

                                                                                                      PROFORMA
                                             INTERNATIONAL    INTERNATIONAL                           COMBINED
                                              EQUITY FUND         GDP FUND        WORLDWIDE FUND    (SEE NOTE 1)
                                            -------------------------------------------------------------------
       Basic Materials                             5.04%            5.36%               0.00%            4.97%
       Communications                              7.17%           11.44%               0.00%            9.34%
       Consumer, Cyclical                          8.92%           10.49%               0.00%            9.39%
       Consumer, Non-cyclical                     23.57%           18.65%               0.00%           19.41%
       Diversified Financial Services              1.40%            0.73%               0.00%            0.93%
       Energy                                     11.06%           10.49%               0.00%           10.15%
       Financial                                  19.31%           24.96%               0.00%           21.67%
       Industrial                                  9.73%            9.57%               0.00%            9.13%
       Investment Companies                        4.08%            1.09%              92.11%            6.87%
       Technology                                  2.49%            2.54%               0.00%            2.39%
       Utilities                                   7.01%            4.68%               0.00%            5.26%
       Other                                       0.22%            0.00%               7.89%            0.49%

                         FIFTH THIRD INTERNATIONAL EQUITY FUND
                           FIFTH THIRD INTERNATIONAL GDP FUND
                               FIFTH THIRD WORLDWIDE FUND
                PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                     AS OF 07/31/02
                                 (AMOUNTS IN THOUSANDS)

                                                                    FIFTH THIRD   FIFTH THIRD
                                                                   INTERNATIONAL     INTER-      FIFTH THIRD             PRO FORMA
                                                                      EQUITY        NATIONAL      WORLDWIDE   PRO FORMA   COMBINED
                                                                       FUND         GDP FUND        FUND     ADJUSTMENTS  (NOTE 1)
                                                                    ---------     -----------   ------------ ----------- ----------
ASSETS:

Investments, at value (cost $186,078; $319,968 and
      $20,738, respectively)                                        $ 149,761      $ 253,251      $ 20,336                  423,348
Repurchase agreements, at cost                                              -              -         1,743           -        1,743
                                                                    ---------      ---------      --------     -------    ---------
      Total Investments                                               149,761        253,251        22,079           -      425,091
Cash                                                                    3,345              -             1           -        3,346
Foreign currency, at value (cost $1,237; $21
      and $0, respectively)                                             1,230             21             -                    1,251
Collateral for securities loaned                                            -              -             -           -            -
Interest, dividends and other receivables                                 186            292             3           -          481
Receivable for investments sold                                         1,564         23,108           499           -       25,171
Receivable for Fund shares sold                                            75              8           610           -          693
Receivable for forward foreign currency contracts                       1,706          4,213             -                    5,919
Reclaims receivable                                                       375            559             -                      934
Receivable from Advisor and affiliates                                      -             13            21           -           34
Prepaid expense and other assets                                           18             12             3           -           33
                                                                    ---------      ---------      --------     -------    ---------
      Total Assets                                                    158,260        281,477        23,216           -      462,953
                                                                    ---------      ---------      --------     -------    ---------

LIABILITIES:

Payable for investments purchased                                       3,030              -         1,480           -        4,510
Payable for securities loaned                                               -              -             -           -            -
Payable for Fund shares redeemed                                           11              2             -           -           13
Payable for variation margin on futures contracts                          48              -             -                       48
Payable for forward foreign currency contracts                          1,933          4,205             -                    6,138
Payable to Advisor and other affiliates                                   136            193            18           -          347
Accrued expenses and other payables:                                                                                              -
      Distribution fees                                                     1              1             8           -           10
      Other                                                                30            140             3           -          173
                                                                    ---------      ---------      --------     -------    ---------
      Total Liabilities                                                 5,189          4,541         1,509           -       11,239
                                                                    ---------      ---------      --------     -------    ---------

NET ASSETS:

Paid-in capital                                                       208,471        379,708        34,725           -      622,904
Accumulated net investment income                                         179          1,399             -           -        1,578
Accumulated net realized gain/(loss) from investment
      transactions and foreign currency                               (19,331)       (37,411)      (12,616)          -      (69,358)
Net unrealized appreciation/(depreciation) on investments
      and foreign currency                                            (36,248)       (66,760)         (402)          -     (103,410)
                                                                    ---------      ---------      --------     -------    ---------
      Net Assets                                                    $ 153,071      $ 276,936      $ 21,707     $     -    $ 451,714
                                                                    =========      =========      ========     =======    =========

NET ASSETS:
      Institutional Shares                                          $ 148,593      $ 271,361      $  3,119     $     -    $ 423,073
      Investment A Shares                                               4,105          5,527            NA           -        9,632
      Investment B Shares                                                 246             47            NA           -          293
      Investment C Shares                                                 127              1           329           -          457
      Advisor Shares                                                       NA             NA        18,259           -       18,259
                                                                    ---------      ---------      --------     -------    ---------
      Total                                                         $ 153,071      $ 276,936      $ 21,707     $     -    $ 451,714
                                                                    =========      =========      ========     =======    =========

Shares of Beneficial Interest Outstanding (Unlimited
      number of shares
      authorized, no par value):
      Institutional Shares                                             19,414         27,071           297       8,512 (a)   55,294
      Investment A Shares                                                 537            562            NA         161 (a)    1,260
      Investment B Shares                                                  32              5            NA           1 (a)       38
      Investment C Shares                                                  17              -            32          13 (a)       62
      Advisor Shares                                                       NA             NA         1,768         622 (a)    2,390
                                                                    ---------      ---------      --------     -------    ---------
      Total                                                            20,000         27,638         2,097       9,309       59,044
                                                                    =========      =========      ========     =======    =========

Net Asset Value
      Institutional Shares                                             $ 7.65        $ 10.02       $ 10.50                   $ 7.65
                                                                    =========      =========      ========                =========
      Investment A Shares-redemption price per share                   $ 7.64        $  9.83            NA                   $ 7.64
                                                                    =========      =========      ========                =========
      Investment B Shares-offering price per share *                   $ 7.60        $  9.95            NA                   $ 7.67
                                                                    =========      =========      ========                =========
      Investment C Shares-offering price per share*                    $ 7.40        $  9.96       $ 10.27                   $ 7.42
                                                                    =========      =========      ========                =========
      Advisor Shares                                                       NA             NA       $ 10.33                   $ 7.64
                                                                    =========      =========      ========                =========
Maximum sales charge- Class A Shares                                    4.50%          4.50%            NA                    4.50%
Maximum Offering Price
      (100%/(100%-Maximum sales charge) of net asset value
      adjusted to nearest cent) per share (Investment A Shares)        $ 8.00        $ 10.29            NA                   $ 8.00
                                                                    =========      =========      ========                =========

----------------------------------------------------

  *  Redemption price per share varies by length of time shares are held.
  ^  Represents fewer than five hundred dollars/shares.
 (a) Adjustment to convert the Worldwide Fund and the International GDP Fund shares outstanding to International Equity Fund shares outstanding based on the International Equity Fund's NAV's.

                    FIFTH THIRD INTERNATIONAL EQUITY FUND
                      Fifth Third International GDP Fund
                          Fifth Third Worldwide Fund
                 Pro Forma Combining Statements of Operations
                       For the period ended 07/31/02 *
                            (Amounts in Thousands)




                                                                 FIFTH         FIFTH
                                                                 THIRD        THIRD
                                                                 INTER-       INTER-       FIFTH
                                                                NATIONAL     NATIONAL      THIRD                         PRO FORMA
                                                                 EQUITY        GDP       WORLDWIDE    PRO FORMA          COMBINED
                                                                  FUND         FUND        FUND *     ADJUSTMENTS        (NOTE 1)
                                                               ----------  -----------  -----------  ------------     -------------
INVESTMENT INCOME:

Interest income                                                    $ 403         $ 87         $ 30           $ -             $ 520
Dividend income                                                    3,170        7,166           12             -            10,348
Foreign tax withholding                                             (736)        (866)           -             -            (1,602)
                                                               ----------  -----------  -----------  ------------     -------------
       Total Income                                                2,837        6,387           42             -             9,266
                                                               ----------  -----------  -----------  ------------     -------------

EXPENSES:

Investment advisory fees                                           1,584        2,819          140           940  (a)        5,483
Administration fees                                                  210          661           24            10  (a)          905
Distribution services - Investment A Shares                           15           22           NA             -                37
Distribution services - Investment B Shares                            2            -  ^        NA             -                 2
Distribution services - Investment C Shares                            1            -  ^         1             -                 2
Distribution services - Advisor Shares **                             NA           NA           60             -                60
Administrative service - Investment C Shares                           -  ^         -  ^         -  ^          -                 -
Fund accounting fees                                                  84          122           31           (55) (a)          182
Transfer agent fees                                                   47           80           12           (26) (a)          113
Custodian fees                                                        89           96            3           (29) (a)          159
Other fees                                                           167          202           24           (33) (a)          360
                                                               ----------  -----------  -----------  ------------     -------------
       Total expenses                                              2,199        4,002          295           807             7,303
                                                               ----------  -----------  -----------  ------------     -------------
       Less: Waiver and/or reimbursement from Advisor

             and/or affiliates                                         -         (153)         (32)          185  (a)            -
                                                               ----------  -----------  -----------  ------------     -------------
       Net Expenses                                                2,199        3,849          263           992             7,303
                                                               ----------  -----------  -----------  ------------     -------------
       Net Investment Income/(Loss)                                  638        2,538         (221)         (992)            1,963
                                                               ----------  -----------  -----------  ------------     -------------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM
INVESTMENTS AND FOREIGN CURRENCY:

Net realized gains/(losses) on investment transactions and
       foreign currency transactions                             (13,932)     (35,232)      (1,021)            -           (50,185)
Net realized gains on futures transactions                         1,519            -            -             -             1,519
Change in unrealized appreciation/(depreciation) on investments
       and foreign currency                                      (11,449)     (40,196)      (2,690)            -           (54,335)
                                                               ----------  -----------  -----------  ------------     -------------
Net realized and unrealized gains/(losses) from investments
       and foreign currency                                      (23,862)     (75,428)      (3,711)            -          (103,001)
                                                               ----------  -----------  -----------  ------------     -------------
Change in net assets resulting from operations                 $ (23,224)   $ (72,890)    $ (3,932)       $ (992)       $ (101,038)
                                                               ==========  ===========  ===========  ============     =============

--------------------------
* For the period from January 1, 2002 through July 31, 2002. The Fund changed its fiscal year end to July 31 from December 31.
**   Advisor Shares commenced operations on October 29, 2001 for the Worldwide
     Fund.
^    Represents fewer than five hundred dollars.
(a)  Adjustment to reflect the fee structure when the two funds merge.

                                FIFTH THIRD FUNDS

                     Notes to Pro Forma Financial Statements
                                   (Unaudited)


1.       BASIS OF COMBINATION:

         The unaudited Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments reflects the accounts of three investment portfolios offered by the Fifth Third Funds: the Fifth Third International Equity Fund, the Fifth Third International GDP Fund and the Fifth Third Worldwide Fund, (collectively, the "Funds" and individually the "International Equity Fund", "International GDP Fund" and "Worldwide Fund", respectively) as if the proposed reorganization occurred as of and for the period ended July 31, 2002. These statements have been derived from books and records utilized in calculating daily net asset value at July 31, 2002.

         The Reorganization Agreement provides that on the Closing Date of the Reorganization, all of the assets and liabilities will be transferred as follows such that at and after the Reorganization, the assets and liabilities of the International GDP Fund and the Worldwide Fund become the assets and liabilities of the International Equity Fund.

         In exchange for the transfer of assets and liabilities, the International Equity Fund will issue to the International GDP Fund and the Worldwide Fund full and fractional shares of the International Equity Fund, and the International GDP Fund and Worldwide Fund will make a liquidating distribution of such shares to its shareholders. The number of shares of the International Equity Fund so issued will be equal in value to the full and fractional shares of the International GDP Fund and the Worldwide Fund that are outstanding immediately prior to the Reorganization. At and after the Reorganization, all debts, liabilities and obligations of the International GDP Fund and Worldwide Fund will attach to the International Equity Fund and may thereafter be enforced against the International Equity Fund to the same extent as if the International Equity Fund had incurred them. The pro forma statements give effect to the proposed transfer described above.

         Under the purchase method of accounting for business combinations under generally accepted accounting principles, the basis on the part of the International Equity Fund, of the assets of the International GDP Fund and Worldwide Fund will be the fair market value of such assets on the Closing Date of the Reorganization. The International Equity Fund will recognize no gain or loss for federal tax purposes on its issuance of shares in the Reorganization, and the basis to the International Equity Fund of the assets of the International GDP Fund and Worldwide Fund received pursuant to the Reorganization will equal the fair market value of the consideration furnished, and costs incurred, by the International Equity Fund in the Reorganization -- i.e., the sum of the liabilities assumed, the fair market value of the International Equity Fund shares issued, and such costs.

         For accounting purposes, the International Equity Fund is the surviving portfolio of this Reorganization. As such, the International GDP Fund and the Worldwide Fund, prior to the Closing Date, will declare a stock split causing the Net Asset Value to match that of the International Equity Fund as of the Closing Date. The pro forma statements reflect the combined results of operations of the Funds. However, should such Reorganization be effected, the statements of operations of the International GDP Fund and Worldwide Fund will not be restated for pre-combination period results

                                   (CONTINUED)

                                FIFTH THIRD FUNDS

                     Notes to Pro Forma Financial Statements
                                   (Unaudited)


of the International Equity Fund.

         The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

         The Funds are each separate portfolios of the Fifth Third Funds, respectively, which are registered as open-end management companies under the Investment Company Act of 1940. The investment objectives of each fund are listed below.

         Fifth Third Worldwide Fund seeks a high level of total return (using a combination of capital appreciation and income) consistent with reasonable risk.

         Fifth Third International Equity Fund seeks long-term capital appreciation.

         Fifth Third International GDP Fund seeks long-term capital appreciation.


         The International Equity Fund and International GDP Fund each offer four classes of shares: Institutional, Class A Shares, Class B Shares and Class C Shares.The Worldwide Fund issues three classes of shares: Institutional, Class C Shares, and Advisor Shares.

         Under the terms of the investment advisory agreement between the Fifth Third Funds and Fifth Third Asset Management Inc., the Trust's investment advisor (the "Advisor"), the Advisor receives for its services and annual investment advisory fee based on a percentage of each Fund's average daily net assets (see table below). Such fees are accrued daily and paid monthly. For the period ended July 31, 2002, total investment advisory fees incurred by the Funds were as follows (Amounts in thousands):

                                        Percentage Fee               Total Fees
                                        --------------               ----------
International Equity Fund                   1.00%                      $1,584
International GDP Fund                      0.75%                       2,819
Worldwide Fund                              1.00%                         140


         PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

         The pro forma adjustments and pro forma combined columns of the Statements of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Funds were combined for the period ended July 31, 2002. Investment advisory, administration, 12b-1, and accounting fees in the pro forma combined column are calculated at the projected rates for the Funds based upon the combined net assets of the Funds. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.


                                   (CONTINUED)

                                FIFTH THIRD FUNDS

                     Notes to Pro Forma Financial Statements
                                   (Unaudited)


         The pro forma Schedules of Portfolio Investments give effect to the proposed transfer of such assets as if the Reorganization had occurred at July 31, 2002.

2.  SECURITIES VALUATIONS, SECURITIES TRANSACTIONS AND RELATED INCOME:

         Listed securities are valued at the last sales price on the principal exchange where such securities are traded. Listed securities for which last sales prices are not available are valued at the mean of the latest bid and asked price in the principal market where such securities are traded. Unlisted securities are valued at the latest bid price. Short-term investments maturing in 60 days or less are valued at amortized cost or cost, which approximates market value. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations are valued at fair value as determined in good faith by the Advisor under the direction of the Board of Trustees.

         Securities transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                            PART C. OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

ITEM 16. EXHIBITS

(1) Declaration of Trust of the Registrant including Amendments No. 1 through 7 (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

     (i) Amendment No. 8 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-lA filed on or about October 28, 1996).

     (ii) Amendment No. 9 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996).

    (iii) Amendment No. 10 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

     (iv) Amendment No. 11 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998).

     (v) Amendment No. 12 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (vi) Amendment No. 13 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (vii) Amendment No. 14 to the Declaration of Trust (incorporated by reference to Registrants Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

   (viii) Amendment No. 15 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on or about March 15, 2000).

     (ix) Amendment No. 16 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14, 2000).

     (x) Amendment No. 17 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed on April 19, 2002).

     (xi) Amendment No. 18 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed on or about September 13, 2002).

    (xii) Form of Amendment No. 19 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed on or about September 13, 2002).

    (xiii) Form of Amendment No 20 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

(2) By-Laws of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(3)  Not Applicable.

(4)  Plan of Reorganization of Fifth Third Funds is filed herewith.

(5) Rights of Shareholders. The following portions of the Registrant's Declaration of Trust define the rights of Shareholders.

                                   ARTICLE III

                               BENEFICIAL INTEREST

Section 1. Shares of Beneficial Interest.

         The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of
         Section 5 of this Article III, each Share shall have voting rights as provided in Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X, Section 1 hereof. The Shares of any Series may be issued in two or more Classes, as the Trustees may authorize pursuant to Article XII, Section 8 hereof. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.

Section 4. No Pre-emptive Rights.

         Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

Section 5.  Establishing and Designation of Series or Class.

         Without limiting the authority of the Trustees set forth in Article XII, Section 8, inter alia, to establish and designate any additional Series or Class, or to modify the rights and preferences of any existing Series or Class, the Series and Classes of the Trust shall be, and hereby are, established and designated as:

         Fifth Third Government Money Market Fund;

                  Class A Shares;
                  Institutional Shares;

         Fifth Third Prime Money Market Fund;

                  Class A Shares;
                  Class B Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Municipal Money Market Fund;

                  Class A Shares;
                  Institutional Shares;
                  Select Shares;
                  Preferred Shares;
                  Trust Shares;

         Fifth Third Quality Growth Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;

                  Advisor Shares;

         Fifth Third Disciplined Large Cap Value Fund

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;

         Fifth Third Large Cap Opportunity Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;

         Fifth Third Balanced Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Mid Cap Growth Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third International Equity Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;

         Fifth Third Technology Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Intermediate Bond Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;

         Fifth Third Bond Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third U.S. Government Bond Fund;

                  Class A Shares;
                  Class C Shares;
                  Institutional Shares;

         Fifth Third Intermediate Municipal Bond Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;

         Fifth Third Ohio Municipal Bond Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;

         Fifth Third U.S. Treasury Money Market Fund;

                  Institutional Shares;
                  Select Shares;
                  Preferred Shares;
                  Trust Shares;

         Fifth Third Strategic Income Fund;

                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Multi Cap Value Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Worldwide Fund;

                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Micro Cap Value Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Institutional Government Money Market Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Trust Shares;

         Fifth Third Institutional Money Market Fund;

                  Institutional Shares;
                  Select Shares;
                  Preferred Shares;
                  Service Shares;

         Fifth Third Michigan Municipal Money Market Fund;

                  Class A Shares;
                  Institutional Shares;

         Fifth Third International GDP Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;

         Fifth Third Small Cap Growth Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Large Cap Core Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;

         Fifth Third Equity Index Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

                  Select Shares;
                  Preferred Shares;
                  Trust Shares;

         Fifth Third Short Term Bond Fund;

                  Class A Shares;
                  Institutional Shares;


         Fifth Third Michigan Municipal Bond Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;


         Fifth Third Municipal Bond Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Ohio Tax Exempt Money Market Fund;

                  Class A Shares;
                  Institutional Shares;

         Fifth Third LifeModel Conservative FundSM;

                  Institutional Shares;
                  Class A Shares;
                  Class B Shares;
                  Class C Shares;

         Fifth Third LifeModel Moderately Conservative FundSM;

                  Institutional Shares;
                  Class A Shares;
                  Class B Shares;
                  Class C Shares;

         Fifth Third LifeModel Moderate FundSM;

                  Institutional Shares;
                  Class A Shares;
                  Class B Shares;
                  Class C Shares;

         Fifth Third LifeModel Moderately Aggressive FundSM;

                  Institutional Shares;
                  Class A Shares;
                  Class B Shares;
                  Class C Shares;

         Fifth Third LifeModel Aggressive FundSM;

                  Institutional Shares;
                  Class A Shares;
                  Class B Shares;
                  Class C Shares;

Shares of any Series or Class established in this Section 5 shall have the following relative rights and preferences:

     (a) Assets belonging to Series or Class. All consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively, "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

     (b) Liabilities Belonging to Series or Class. The assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or Class by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

     (c) Dividends, Distributions, Redemptions, Repurchases and Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation, Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in Section 1 of Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

     (d) Voting. Notwithstanding any of the other provisions of this Declaration, including, without limitation, Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or

     Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

     (e) Fraction. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligation of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

     (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

     (g) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

     (h) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.

                                   ARTICLE IV

                                  THE TRUSTEES

Section 2. Election of Trustees at Meeting of Shareholders.

     On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to Article IV, Section 5.

Section 3. Term of Office of Trustees.

     The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.

Section 7. Ownership of Assets.

     The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.

                                  ARTICLE VIII

                    SHAREHOLDERS' VOTING POWERS AND MEETINGS

Section 1. Voting Powers.

     Subject to the provisions set forth in Article III, Section 5(d), the Shareholders shall have the power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in Article VII, Section 1;
     (iv) with respect to the amendment of this Declaration of Trust as provided in Article XII, Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

Section 2. Meetings.

     A Shareholders meeting shall be held as specified in Section 2 of Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

Section 3. Quorum and Required Vote.

     Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series of Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

                                    ARTICLE X

                          DISTRIBUTIONS AND REDEMPTIONS

Section 1. Distributions.

     (a) The Trustees may from time to time declare and pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or class, all upon such terms and conditions as the Trustees may prescribe.

     (c) All dividends and distributions on Shares of a particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.

Section 2. Redemptions and Repurchases.

     (a) In case any Shareholder of record of any Series or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

     Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to Section 4 of this Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to Section 4 of this Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

Section 5. Trust's Right to Redeem Shares.

     The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the Shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.

                                   ARTICLE XI

                   LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

     The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

     No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgement, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

     Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

     The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

Section 3. Express Exculpatory Clauses and Instruments.

     The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

                                   ARTICLE XII

                                  MISCELLANEOUS

Section 3. Establishment of Record Dates.

     The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange or Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

Section 4. Termination of Trust.

     (c) Subject to a Majority Shareholder Vote by such Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series of Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

Section 5. Offices of the Trust, Filing of Copies, Headings, Counterparts.

     The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

                                   ARTICLE IV

                             SHAREHOLDERS' MEETINGS

Section 1. Special Meetings.

     A special meeting of the Shareholders of the Trust or of a particular Series or Class shall be called by the Secretary whenever ordered by the Trustees, the Chairman or requested in writing by the holder or holders of at least one-tenth of the outstanding Shares of the Trust or of the relevant Series or Class, entitled to vote. If the Secretary, when so ordered or requested, refuses or neglects for more than two days to call such special meeting, the Trustees, Chairman or the Shareholders so requesting may, in the name of the Secretary, call the meeting by giving notice thereof in the manner required when notice is given by the Secretary.

                                   ARTICLE IX

                    INDEMNIFICATION OF TRUSTEES AND OFFICERS

Section 2. No indemnification.

     No indemnification shall be provided hereunder to a Trustee or officer against any liability to the Trust or any Series or Class or the Shareholders of any Series or Class by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                                   ARTICLE XIV

                             REPORT TO SHAREHOLDERS

     The Trustees shall at least semi-annually submit to the Shareholders of each Series or Class a written financial report of the transactions of that Series or Class including financial statements which shall at least annually be certified by independent public accountants.

 (6) (i) Investment Advisory Contract dated February 28, 2003 between the Registrant and Fifth Third Asset Management Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

          (A) Schedule A to the Investment Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

     (ii) Investment Advisory Contract of the Fifth Third Large Cap Opportunity Fund, including Schedule A, between Fifth Third Funds and Heartland Capital Management, Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7,
          2003).

    (iii) Sub-Advisory Agreement for the Fifth Third International Equity Fund between Fifth Third Asset Management Inc. and Morgan Stanley Asset Management, Inc. dated April 30, 2001 (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

          (A) Exhibit A to the Sub-Advisory Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

     (iv) Sub-Advisory Agreement for the Fifth Third Small Cap Value Fund between Fifth Third Asset Management, Inc. and Chartwell Investment Partners dated January 8, 2003 (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

 (7) (i) Form of Amended and Restated Distribution Agreement of the Registrant dated October 29, 2001 as amended and restated on July 1, 2003 (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

          (A) Form of Amended Schedules A, B, C, D and E to the Distribution Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

     (ii) Administrative Service Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996).

          (A) Amended Exhibit A to the Administrative Service Agreement dated November 30, 2002 (incorporated by reference to Registrant's Post-Effective Amendment No. 47 on Form N-1A filed on or about February 7, 2003).

(8)  Not applicable.

(9) (i) Custody Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-lA filed on or about November 28, 1997).

          (A) Amended Exhibit B to Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

          (B) Amendment dated May 18, 1999 to the Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

     (ii) Foreign Custody Agreement dated May 25, 1999 between Fifth Third Bank and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

          (A) Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

          (B) Foreign Custody Manager Letter Agreement dated May 25, 1999 between the Registrant and Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

 (10) (i) Transfer Agency and Accounting Services Agreement of the
          Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

          (A) Amended Schedule A to the Transfer Agency and Accounting Services Agreement dated November 30, 2002 (incorporated by reference to Registrant's Post-Effective Amendment No. 47 on Form N-1A filed on or about February 7, 2003).

     (ii) Management and Administration Agreement of the Registrant dated October 29, 2001 (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7,
          2003).

          (A) Amended Schedule A to the Management and Administration Agreement dated November 30, 2002 (incorporated by reference to Registrant's Post-Effective Amendment No. 47 on Form N-1A filed on or about February 7, 2003).

     (iii) Sub-Administration Agreement, including Schedules A, B, and C, dated October 29, 2001 (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7,
          2003).

     (iv) Sub-Transfer Agency Agreement including Schedules A, B, C, and D (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

     (v) Form of Amended and Restated Shareholder Servicing Plan dated September 20, 2000 as amended and restated July 1, 2003 (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

          (A) Form of Schedule A, B, C and D to the Shareholder Servicing Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

     (vi) Amended Rule l2b-1 Plan dated December 1, 1995 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

          (A) Form of Amended Exhibits A, B, C, and D to the Rule 12b-1 Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed on or about September 13,
               2002).

    (vii) Combined Rule 12b-1 Agreement dated September 19, 2001 (incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed on or about September 13, 2002).

          (A) Form of Amended Exhibit A to the Combined Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed on or about September 13,
               2002).

   (viii) Investment B Rule 12b-1 Plan dated April 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

          (A) Form of Amended Exhibit A to the Investment B Rule 12b-1 Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed on or about September 13,
               2002).

     (ix) Form of Amended Multiple Class Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

          (A) Form of Amended Exhibit A to the Multiple Class Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003)

(11) Opinion and Consent of Ropes & Gray Regarding Securities is filed herewith.

(12) Form of Opinion and Consent of Ropes & Gray Regarding Tax Matters is filed herewith.

 (13) (i) Code of Ethics for Fifth Third Funds (incorporated by reference to Registrant's Post-Effective Amendment No. 47 on Form N-1A filed on or about November 27, 2002).

     (ii) Code of Ethics for Fifth Third Asset Management Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on or about May 15, 2002).

    (iii) Code of Ethics for BISYS Fund Services (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

     (iv) Code of Ethics for Morgan Stanley Dean Witter Investment Management Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

     (v) Code of Ethics for Chartwell Investment Partners (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

     (vi) Code of Ethics for Heartland Capital Management, Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

(14) Consent of PricewaterhouseCoopers LLP is filed herewith.

(15) Not applicable.

(16) (i) Power of Attorney for David Bunstine (incorporated by reference to Registrant's Post-Effective Amendment No. 49 on Form N-1A filed on or about July 1, 2003).

     (ii) Power of Attorney for Adam S. Ness (incorporated by reference to Registrant's Post-Effective Amendment No. 49 on Form N-1A filed on or about July 1, 2003).

    (iii) Power of Attorney for Edward Burke Carey (incorporated by reference to Registrant's Post-Effective Amendment No. 49 on Form N-1A filed on or about July 1, 2003).

     (iv) Power of Attorney for John E. Jaymont (incorporated by reference to Registrant's Post-Effective Amendment No. 49 on Form N-1A filed on or about July 1, 2003).

     (v) Power of Attorney for David J. Durham (incorporated by reference to Registrant's Post-Effective Amendment No. 49 on Form N-1A filed on or about July 1, 2003).

     (vi) Power of Attorney for J. Joseph Hale, Jr. (incorporated by reference to Registrant's Post-Effective Amendment No. 49 on Form N-1A filed on or about July 1, 2003).

(17) (i) Fifth Third Funds Statement of Additional Information dated November 30, 2002, as amended February 28, 2003 is filed herewith.

     (i)  Fifth Third Funds Annual Report dated July 31, 2002 is filed herewith.

ITEM 17. UNDERTAKINGS

(1) The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The registrant agrees that every prospectus that is filed under paragraph
     (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Washington, District of Columbia, on the 27th day of August 2003.

                                                   FIFTH THIRD FUNDS

                                                   *BY: /s/ C. David Bunstine
                                                       ----------------------
                                                   C. David Bunstine, President


SIGNATURE                                   TITLE                                       DATE
* /s/ C. David Bunstine                     President
------------------------------------        (Principal Executive Officer)               August 27, 2003
C. David Bunstine


* /s/ Adam S. Ness                          Treasurer (Principal Financial
------------------------------------        and Accounting Officer)                     August 27, 2003
Adam S. Ness


* /s/ Edward Burke Carey                    Chairman and Trustee                        August 27, 2003
------------------------------------
Edward Burke Carey

* /s/ David J. Durham                       Trustee                                     August 27, 2003
---------------------------
David J. Durham

* /s/ J. Joseph Hale, Jr.                   Trustee                                     August 27, 2003
------------------------------------
J. Joseph Hale, Jr.

* /s/ John E. Jaymont                       Trustee                                     August 27, 2003
---------------------------
John E. Jaymont


*By:     /s/ Alyssa Albertelli
     ---------------------------------------
       Alyssa Albertelli, as Attorney-in-fact pursuant to Powers of Attorney incorporated by reference herein

                                  EXHIBIT INDEX

(4)      Plan of Reorganization of Fifth Third Funds

(11)     Opinion and Consent of Ropes & Gray Regarding Securities

(12)     Form of Opinion and Consent of Ropes & Gray Regarding Tax Matters

(14)     Consent of PricewaterhouseCoopers

(17)(i)  Fifth Third Funds Statement of Additional Information